SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 46  (File No. 2-73115)                  [X]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 48  (File No. 811-3218)                                [X]
              ---

AXP Variable Portfolio - Investment Series, Inc.
200 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on October 25, 2001 pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Express(R) Variable Portfolio Funds

PROSPECTUS/ OCT. 30, 2001

(logo)
AMERICAN
EXPRESS

Managed by IDS Life Insurance Company


AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Bond Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Cash Management Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Extra Income Fund
AXP(R) Variable Portfolio - Federal Income Fund
AXP(R) Variable Portfolio - Global Bond Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - New Dimensions Fund(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Stock Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund


Please note that each Fund:

o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.


This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.


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Table of Contents


TAKE A CLOSER LOOK AT:

The Funds                                                                    4p

AXP Variable Portfolio -
   Blue Chip Advantage Fund                                                  4p
Goal                                                                         4p
Principal Investment Strategies                                              4p
Principal Risks                                                              5p
Past Performance                                                             6p
Investment Manager                                                           6p
Other Securities and Investment Strategies                                   7p

AXP Variable Portfolio -
   Bond Fund                                                                 7p
Goal                                                                         7p
Principal Investment Strategies                                              7p
Principal Risks                                                              8p
Past Performance                                                             9p
Investment Manager                                                           9p
Other Securities and Investment Strategies                                  10p

AXP Variable Portfolio -
   Capital Resource Fund                                                    10p
Goal                                                                        10p
Principal Investment Strategies                                             10p
Principal Risks                                                             10p
Past Performance                                                            11p
Investment Manager                                                          12p
Other Securities and Investment Strategies                                  12p

AXP Variable Portfolio -
   Cash Management Fund                                                     12p
Goal                                                                        12p
Principal Investment Strategies                                             12p
Principal Risks                                                             13p
Past Performance                                                            14p
Investment Manager                                                          14p

AXP Variable Portfolio -
   Diversified Equity Income Fund                                           15p
Goal                                                                        15p
Principal Investment Strategies                                             15p
Principal Risks                                                             15p
Past Performance                                                            16p
Investment Manager                                                          16p
Other Securities and Investment Strategies                                  17p

AXP Variable Portfolio -
   Emerging Markets Fund                                                    17p
Goal                                                                        17p
Principal Investment Strategies                                             17p
Principal Risks                                                             18p
Past Performance                                                            18p
Investment Manager                                                          18p
Other Securities and Investment Strategies                                  18p

AXP Variable Portfolio -
    Equity Select Fund                                                      19p
Goal                                                                        19p
Principal Investment Strategies                                             19p
Principal Risks                                                             19p
Past Performance                                                            20p
Investment Manager                                                          20p
Other Securities and Investment Strategies                                  20p

AXP Variable Portfolio -
   Extra Income Fund                                                        20p
Goal                                                                        20p
Principal Investment Strategies                                             20p
Principal Risks                                                             21p
Past Performance                                                            22p
Investment Manager                                                          22p
Other Securities and Investment Strategies                                  23p

AXP Variable Portfolio -
   Federal Income Fund                                                      23p
Goal                                                                        23p
Principal Investment Strategies                                             23p
Principal Risks                                                             24p
Past Performance                                                            25p
Investment Manager                                                          26p
Other Securities and Investment Strategies                                  26p

AXP Variable Portfolio -
   Global Bond Fund                                                         26p
Goal                                                                        26p
Principal Investment Strategies                                             26p
Principal Risks                                                             27p
Past Performance                                                            28p
Investment Manager                                                          28p
Other Securities and Investment Strategies                                  29p


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2p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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AXP Variable Portfolio -
   Growth Fund                                                              29p
Goal                                                                        29p
Principal Investment Strategies                                             29p
Principal Risks                                                             29p
Past Performance                                                            30p
Investment Manager                                                          31p
Other Securities and Investment Strategies                                  31p

AXP Variable Portfolio -
   International Fund                                                       31p
Goal                                                                        31p
Principal Investment Strategies                                             31p
Principal Risks                                                             32p
Past Performance                                                            33p
Investment Manager                                                          33p
Other Securities and Investment Strategies                                  34p

AXP Variable Portfolio -
   Managed Fund                                                             34p
Goal                                                                        34p
Principal Investment Strategies                                             34p
Principal Risks                                                             35p
Past Performance                                                            36p
Investment Manager                                                          36p
Other Securities and Investment Strategies                                  37p

AXP Variable Portfolio -
   New Dimensions Fund                                                      37p
Goal                                                                        37p
Principal Investment Strategies                                             37p
Principal Risks                                                             37p
Past Performance                                                            38p
Investment Manager                                                          39p
Other Securities and Investment Strategies                                  39p

AXP Variable Portfolio -
   Partners Small Cap Value Fund                                            39p
Goal                                                                        39p
Principal Investment Strategies                                             39p
Principal Risks                                                             40p
Performance Information                                                     41p
Investment Manager                                                          41p
Other Securities and Investment Strategies                                  42p

AXP Variable Portfolio -
   S&P 500 Index Fund                                                       42p
Goal                                                                        42p
Principal Investment Strategies                                             42p
Principal Risks                                                             43p
Past Performance                                                            43p
Index Performance                                                           44p
Investment Manager                                                          44p

AXP Variable Portfolio -
   Small Cap Advantage Fund                                                 45p
Goal                                                                        45p
Principal Investment Strategies                                             45p
Principal Risks                                                             45p
Past Performance                                                            46p
Investment Manager                                                          46p
Other Securities and Investment Strategies                                  47p

AXP Variable Portfolio -
   Stock Fund                                                               47p
Goal                                                                        47p
Principal Investment Strategies                                             47p
Principal Risks                                                             48p
Past Performance                                                            48p
Investment Manager                                                          48p
Other Securities and Investment Strategies                                  48p

AXP Variable Portfolio -
   Strategy Aggressive Fund                                                 49p
Goal                                                                        49p
Principal Investment Strategies                                             49p
Principal Risks                                                             49p
Past Performance                                                            50p
Investment Manager                                                          51p
Other Securities and Investment Strategies                                  51p

Fees and Expenses                                                           52p

Buying and Selling Shares                                                   53p
Valuing Fund Shares                                                         53p
Purchasing Shares                                                           53p
Transferring/Selling Shares                                                 53p

Distribution and Taxes                                                      53p

Other Information                                                           54p

Financial Highlights                                                        55p


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3p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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The Funds

References to "Fund" throughout this prospectus refer to AXP Variable Portfolio
- Blue Chip Advantage Fund, AXP Variable Portfolio - Bond Fund, AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Cash Management Fund, AXP Variable Portfolio - Diversified Equity Income Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Extra Income Fund, AXP Variable Portfolio - Federal Income Fund, AXP Variable Portfolio - Global Bond Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio
- Managed Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - Partners Small Cap Value Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund, AXP Variable Portfolio - Stock Fund, and AXP Variable Portfolio - Strategy Aggressive Fund, singularly or collectively as the context requires.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.


AXP Variable Portfolio - Blue Chip Advantage Fund

GOAL
The Fund seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in securities of companies included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is an unmanaged market index used to measure total return of the U.S. stock market (the Fund may change this market index from time to time). Under normal market conditions, at least 80% of the Fund's net assets are invested in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. Although the Fund invests primarily in common stocks that comprise the S&P 500, it is not an index fund, it may own companies not included in the index, and its results will likely differ from the index.


The selection of common stocks is the primary decision in building the investment portfolio.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment advisor*, chooses equity investments by:


o  Identifying companies with:

   -- effective management,
   -- financial strength,
   -- strong, sustainable earnings growth, and -- competitive market position.

o  Focusing on those companies that AEFC considers to be "blue chips."
o Establishing one or more industry classifications for each company (AEFC will classify each company into one of at least 25 industries -- the classifications may or may not be the same as the ones assigned by others).
o Assigning ratings to each company based on that company's merits and on its industry grouping(s).
o Buying a diversified portfolio of securities. AEFC will weight certain industry classifications based on AEFC's expectations for growth and for expected market trends.
o Buying equity securities not included in the S&P 500 Index if those securities meet the standards described above.

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4p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued relative to alternative investments, -- the security has reached AEFC's price objective, -- the company has met AEFC's earnings and/or growth expectations, -- political, economic, or other events could affect the company's performance,
   -- AEFC wishes to minimize potential losses (i.e., in a market down-turn), -- AEFC wishes to lock-in profits, -- AEFC identifies a more attractive opportunity, and

   -- the company or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.


* Each Fund pays IDS Life a fee for managing its assets. IDS Life and AEFC have an Investment Advisory Agreement that calls for IDS Life to pay AEFC a fee for investment advice.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
The objective of the Fund is to provide shareholders with a long-term return exceeding that of the U.S. stock market. Currently, the S&P 500 is the market index used to measure total return of the U.S. stock market. However, unlike the unmanaged index, the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund, stock selection, sector weightings, and other such factors. As a result, once these factors are accounted for, the Fund may under-perform the market index.

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5p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Blue Chip Advantage Fund Performance (based on calendar years) (bar chart)

                                                                         -10.48%
1991    1992    1993    1994    1995   1996     1997     1998      1999    2000

During the period shown in the bar chart, the highest return for a calendar quarter was +3.26% (quarter ending March 2000) and the lowest return for a calendar quarter was -9.81% (quarter ending December 2000).

The Fund's year to date return as of Sept. 30, 2001 was -24.41%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                            1 year        Since inception
AXP VP - Blue Chip Advantage Fund          -10.48%           +1.25%(a)
S&P 500                                     -9.10%           +3.52%(b)
Lipper Large-Cap Core Index                 -7.37%           +5.89%(b)

(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Large-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

INVESTMENT MANAGER
James M. Johnson, Jr. is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Blue Chip Advantage Fund. He joined AEFC in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management in 1996. He is portfolio manager of Total Return Portfolio, AXP Small Company Index Fund, AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP Nasdaq 100 Index Fund, and AXP Variable Portfolio - S&P 500 Index Fund. He is co-portfolio manager of Aggressive Growth Portfolio and AXP Blue Chip Advantage Fund.


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6p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - Bond Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in bonds and other debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in bonds. Additionally, at least 50% of the Fund's investments will be invested in (1) investment-grade corporate bonds, (2) government bonds (including mortgage-backed securities), and (3) unrated corporate bonds that are believed to be of investment-grade quality. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher dividends and/or capital appreciation by buying lower-quality (junk) bonds. As a result, junk bonds may comprise a large percentage of the Fund's investments. The Fund may invest up to 25% of its total assets in foreign investments (which may include investments in emerging markets).


The selection of debt obligations is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Considering opportunities and risks by reviewing interest rate and economic forecasts.
o Investing more heavily in certain market sectors (for example, corporate bonds and government bonds) based on AEFC's expectations for interest rates.
o  Identifying investment-grade U.S. and foreign bonds.
o  Identifying below investment-grade U.S. and foreign bonds (junk bonds).
o Identifying securities that are expected to outperform other securities. In this analysis, AEFC will take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments).
o Identifying investments that contribute to the portfolio diversification of the Fund, including both the number of issuers and the types of securities held in the portfolio.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the interest rate or economic outlook changes, -- the security is overvalued relative to alternative investments, -- the issuer's credit rating declines or AEFC expects a decline (the
      Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
   -- the security has reached AEFC's price objective
   -- AEFC identifies a more attractive opportunity, and

   -- the issuer or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

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7p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
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PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Call/Prepayment Risk
   Credit Risk
   Event Risk
   Foreign/Emerging Markets Risk
   Interest Rate Risk
   Liquidity Risk
   Market Risk

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.

Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation the higher its yield and the greater the sensitivity to changes in interest rates.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

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8p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o  how the Fund's average annual total returns compare to recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Bond Fund Performance (based on calendar years)
(bar chart)

+17.54% +9.32%  +15.85% -3.92% +22.30%  +5.70%  +8.83%  +1.51% +1.70%  +5.41%

 1991    1992     1993   1994   1995     1996    1997    1998   1999    2000

During the period shown in the bar chart, the highest return for a calendar quarter was +8.65% (quarter ending June 1995) and the lowest return for a calendar quarter was -3.21% (quarter ending March 1994).

The Fund's year to date return as of Sept. 30, 2001 was +6.58%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                                  1 year     5 years    10 years
AXP VP - Bond Fund                                +5.41%      +4.59%     +8.15%
Lehman Brothers Aggregate Bond Index             +11.63%      +6.46%     +7.96%
Lipper Corporate Debt - BBB rated Index           +7.84%      +5.38%     +7.86%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Corporate Debt - BBB rated Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.

INVESTMENT MANAGER
Ray Goodner, vice president and senior portfolio manager, is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Bond Fund. He joined AEFC in 1977. He has been managing the assets of this fund since May 2000. He also serves as portfolio manager of AXP Bond Fund.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.


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9p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities, common stock, preferred stock and convertible securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - Capital Resource Fund

GOAL
The Fund seeks capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in U.S. common stocks and other securities convertible into common stock. Additionally, the Fund may invest up to 25% of its total assets in foreign investments.

The selection of U.S. common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o  Identifying larger companies with:

   -- effective management,
   -- financial strength,
   -- competitive market or product position, and -- earnings growth potential.

o Identifying securities that AEFC believes have good capital appreciation potential.
o Considering opportunities and risks by reviewing interest rates and economic forecasts.
o Buying a diversified portfolio of securities. AEFC will weight certain sectors more heavily based on AEFC's expectations for growth and for expected market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the interest rate or economic outlook changes, -- the security is overvalued relative to other potential investments, -- the security has reached AEFC's price objective, -- AEFC wishes to lock-in profits, -- AEFC identifies a more attractive opportunity, and

   -- the issuer or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the SAI and the annual/semiannual reports.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Style Risk
   Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
The Fund purchases stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

--------------------------------------------------------------------------------
10p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o  how the Fund's average annual total returns compare to a recognized index.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Capital Resource Fund Performance (based on calendar years)
(bar chart)

+46.78% +4.09% +3.42% +1.17% +27.86%  +7.71%  +24.14%  +24.12%  +23.75%  -17.46%
  1991   1992   1993   1994    1995    1996    1997      1998    1999     2000

During the period shown in the bar chart, the highest return for a calendar quarter was +26.20% (quarter ending December 1998) and the lowest return for a calendar quarter was -15.33% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2001 was -27.49%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                                 1 year      5 years    10 years
AXP VP - Capital Resource Fund                   -17.46%     +11.13%     +13.23%
S&P 500                                           -9.10%     +18.33%     +17.46%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.


The securities included in the index may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
11p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

INVESTMENT MANAGER
Joseph M. Barsky, vice president - Mutual Funds, is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Capital Resource Fund. He joined AEFC in 1979. He previously managed the assets of the Fund from January 1997 to February 2000 and took over the fund again in April 2001. He also served as portfolio manager of AXP Equity Select Fund from 1983 to 1996.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities and debt obligations of any rating. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - Cash Management Fund

GOAL
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, the Fund cannot guarantee this goal.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The selection of short-term debt obligations is the primary decision in building the investment portfolio. The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the SEC for money market funds. For example, the Fund:

o  limits its average portfolio maturity to ninety days or less;
o  buys obligations with remaining maturities of 397 days or less; and
o buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Considering opportunities and risks given current interest rates and anticipated interest rates.
o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the  issuer's  credit  rating  declines or AEFC expects a decline (the
      Fund, in certain cases, may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
   -- political, economic, or other events could affect the issuer's performance,
   -- AEFC identifies a more attractive opportunity, and -- the issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

--------------------------------------------------------------------------------
12p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

   Credit Risk
   Foreign Risk
   Interest Rate Risk
   Market Risk
   Sector/Concentration Risk

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk). For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

--------------------------------------------------------------------------------
13p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Cash Management Fund Performance (based on calendar years)
(bar chart)

+5.82% +3.27% +2.70%  +3.80  +5.45%   +4.23% +5.16%   +5.14%   +4.73%   +5.83%
 1991   1992   1993    1994   1995     1996   1997     1998     1999    2000

During the period shown in the bar chart, the highest return for a calendar quarter was +1.64% (quarter ending March 1991) and the lowest return for a calendar quarter was +0.64% (quarter ending June 1993).

The Fund's year to date return as of Sept. 30, 2001 was +3.16%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                         1 year         5 years       10 years
AXP VP - Cash Management Fund            +5.83%         +5.18%          +4.69%


This table shows total returns from hypothetical investments in shares of the Fund. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Yield Information
For current 7-day yield information, call (800) 862-7919 option 3.

INVESTMENT MANAGER
Terry Seierstad, senior portfolio manager, manages the day-to-day operations of AXP Variable Portfolio - Cash Management Fund. He joined AEFC in 1982 and has managed this Fund since January 2001. He also serves as portfolio manager of AXP Tax-Exempt Bond Fund, AXP Cash Management Fund, and IDS Life Series Fund - Money Market Portfolio.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.


--------------------------------------------------------------------------------
14p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Diversified Equity Income Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital. Because any investment involves risk, achieving these goals cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks.


The selection of dividend-paying stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:

o  Identifying companies with moderate growth potential based on:

   -- effective management (considering overall performance), and -- financial strength.

o  Determining specific industry weightings within the following sectors:

   -- Consumer cyclical     -- Energy
   -- Consumer stable       -- Technology
   -- Financial             -- Industrial

o  Identifying stocks that are selling at low prices in relation to:

   -- current and projected earnings,
   -- current and projected dividends, and
   -- historic price levels.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued relative to alternative investments, -- the security has reached AEFC's price objective, -- the company has met AEFC's earnings and/or growth expectations, and

   -- the company or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Sector/Concentration Risk
   Inflation Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Inflation Risk
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

--------------------------------------------------------------------------------
15p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Diversified Equity Income Fund Performance (based on calendar years) (bar chart)

                                                                       -0.78%
1991    1992    1993   1994   1995    1996     1997    1998    1999     2000

During the period shown in the bar chart, the highest return for a calendar quarter was +5.44% (quarter ending September 2000) and the lowest return for a calendar quarter was -4.47% (quarter ending June 2000).

The Fund's year to date return as of Sept. 30, 2001 was -7.14%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                                 1 year        Since inception
AXP VP - Diversified Equity Income Fund          -0.78%            +3.03%(a)
Russell 1000(R) Value Index                      +7.01%           +10.14%(b)
Lipper Equity Income Funds Index                 +7.46%            +9.35%(b)
S&P 500                                          -9.10%            +3.52%(b)

(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell 1000 Value Index, an unmanaged index, measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Lipper Equity Income Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

The securities included in the indexes may not be the same as those held by the Fund.

INVESTMENT MANAGER
Warren Spitz manages the day-to-day operations of AXP Variable Portfolio - Diversified Equity Income Fund. He joined AEFC in 2000 and began managing this Fund in November 2000. He also serves as portfolio manager of AXP Equity Value Fund, AXP Diversified Equity Income Fund and IDS Life Series - Equity Income Portfolio. Prior to joining AEFC, he was a portfolio manager for Prudential Global Asset Management from 1987 to 2000.


--------------------------------------------------------------------------------
16p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as convertible securities, real estate investment trusts, debt obligations (including bonds and commercial paper of any rating) and money market securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - Emerging Markets Fund

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in equity securities of companies in emerging market countries. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in companies located in at least three different emerging market countries. Included within this 80% are the securities of companies that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.


The selection of geographic regions is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:

o  Considering opportunities and risks within emerging market countries.
o Determining the percentage of assets to invest in a particular country based upon its economic outlook, political environment, and growth rate (the Fund may invest a significant portion of its assets in a particular country or region).
o  Identifying companies with:

   -- effective management,
   -- financial strength,
   -- prospects for growth and development, and -- high demand for their products or services.

o Identifying securities with sufficient liquidity in trading volume (however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).
o Buying securities of those companies AEFC considers to be industry market leaders offering the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued relative to alternative investments, and -- the company or the security continues to meet the standards described above.

Because the economies of emerging markets can change much more rapidly than that of the U.S., AEFC will focus on the risks associated with potential currency devaluations or sharp changes in monetary policy. If AEFC believes economic or political developments may result in lower share prices, it will attempt to reduce the investments in that country.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations. Additionally, the Fund may utilize derivative instruments to produce incremental earnings and to increase flexibility.


During weak or declining markets, the Fund may invest more of its assets in money market securities.


Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

--------------------------------------------------------------------------------
17p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Foreign/Emerging Markets Risk
   Liquidity Risk
   Style Risk
   Sector/Concentration Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.


Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.


Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).


PAST PERFORMANCE
The bar chart and past performance table are not presented because the Fund did not begin operations until May 2000.

INVESTMENT MANAGER
Julian Thompson manages the day-to-day operations of AXP Variable Portfolio - Emerging Markets Fund. He joined AEFC in 1999. Besides managing this Fund, he has co-managed the assets of Emerging Markets Portfolio since December 1999. Prior to joining AEFC, from 1993-1999, he was an Investment Manager - Emerging Markets for Stewart Ivory, a Scottish investment company.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as debt securities and money market securities. For more information on strategies and holdings, see the Fund's SAI.


--------------------------------------------------------------------------------
18p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Equity Select Fund

GOAL
The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund invests primarily in medium-sized companies and may also invest in small- and large-sized companies. The Fund may invest up to 25% of its total assets in foreign investments.

The selection of companies is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:

o  Identifying small, medium and large companies with:

   -- effective management,
   -- financial strength,
   -- growth potential, and
   -- competitive market position.

o Considering opportunities and risks by overall market conditions and industry outlook.
o Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued relative to alternative investments, -- the security has reached AEFC's price objective (what AEFC considers to be fair market value),
   -- the company has met AEFC's earnings and/or growth expectations, -- political, economic, or other events could affect the company's performance, and
   -- the company or the security continues to meet the other standards described above.

During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Style Risk
   Small Company Risk
   Issuer Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors


--------------------------------------------------------------------------------
19p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The bar chart and past performance table are not presented because the Fund did not begin operations until April 2001.

INVESTMENT MANAGER
Duncan J. Evered and Paul A. Rokosz are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Equity Select Fund.

Duncan J. Evered joined AEFC in 1994. Besides serving as a co-manager of this Fund, he co-manages the assets of AXP Equity Select Fund. He is also a portfolio manager for institutional products focusing on small to mid-cap holdings.

Paul A. Rokosz, CFA, joined AEFC in 1998. Besides serving as co-manager of this Fund, he co-manages the assets of AXP Equity Select Fund. He is also a portfolio manager for institutional products focusing on small to mid-cap holdings. From 1996 to 1998, he worked at Putnam investments as a senior analyst providing fundamental research to their 14-person Specialty Growth team. Prior to that he co-managed a Kemper small capitalization equity mutual fund for Kemper Investments.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as debt obligations (in the four highest ratings), convertible securities and money market securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - Extra Income Fund

GOAL
The Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments.


The selection of debt obligations is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:


o  Reviewing interest rate and economic forecasts.

o  Identifying securities and /or companies that:

   -- have medium and low quality ratings,
   -- have similar qualities, in AEFC's opinion, even though they are not rated or have been given a different rating by a rating agency, -- have growth potential,
   -- have the potential for capital appreciation through credit upgrades.

o Buying securities that are expected to outperform other securities on a risk-adjusted basis (i.e., after considering coupon, sinking fund provision, call protection, and quality). AEFC believes that credit selection is a primary concern and aggressively manages the Fund to earn a high total return.

--------------------------------------------------------------------------------
20p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the interest rate or economic outlook changes, -- a sector or industry is experiencing change, -- a security's rating is changed, -- the security is overvalued,
   -- the company does not meet AEFC's performance expectations, -- AEFC wishes to lock-in profits, -- AEFC identifies a more attractive opportunity, and

   -- the issuer or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Interest Rate Risk

   Credit Risk


Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.


Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.


--------------------------------------------------------------------------------
21p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Extra Income Fund Performance (based on calendar years)
(bar chart)

                                              +13.37%  -4.41%   +6.24%    -9.31%
1991   1992    1993     1994    1995   1996    1997     1998     1999      2000

During the period shown in the bar chart, the highest return for a calendar quarter was +5.87% (quarter ending September 1997) and the lowest return for a calendar quarter was -9.38% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2001 was -0.75%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                                  1 year         Since inception
AXP VP - Extra Income Fund                        -9.31%             +2.15%(a)
Merrill Lynch High Yield Bond Index               -3.79%             +4.91%(b)
Lipper High Yield Funds Index                     -9.71%             +3.41%(b)

(a) Inception date was May 1, 1996.
(b) Measurement period started May 1, 1996.


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Merrill Lynch High Yield Bond Index provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.


Lipper High Yield Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.


INVESTMENT MANAGER
Scott Schroepfer and Brian Lavin are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Extra Income Fund.

Scott Schroepfer, senior portfolio manager, joined AEFC in 1990 and has managed the assets of this Fund and AXP Extra Income Fund since March 1999.

Brian Lavin became co-portfolio manager of the Fund in August 2001. Brian had eight years of investment industry experience prior to joining AEFC as an analyst in April 1994, covering several industries including general industrials, financial services, publishing and health care. He also serves as portfolio manager of AXP Extra Income Fund.


--------------------------------------------------------------------------------
22p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities, common stock, preferred stock and convertible securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - Federal Income Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Although the Fund may invest in any U.S. government securities, it is anticipated that U.S. government securities representing part ownership in pools of mortgage loans (mortgage-backed securities) will comprise a large percentage of the Fund's investments. The Fund will utilize forward sale commitments for hedging purposes. Additionally, the Fund will aggressively utilize derivative instruments and when-issued securities to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund's potential losses from the use of these instruments could extend beyond its initial investment.


The selection of debt obligations is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o  Reviewing credit characteristics and the interest rate outlook.
o  Identifying and buying securities that:

   -- are high quality or have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency, and
   -- have short or intermediate-term maturities.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the interest rate or economic outlook changes, -- the security is overvalued relative to alternative investments, -- AEFC wishes to lock-in profits, -- AEFC identifies a more attractive opportunity, and

   -- the issuer or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes. Additionally, the Fund's portfolio turnover may be affected by short-term investment strategies. High portfolio turnover could result in increases in transaction costs and may result in realized capital gains that would be taxable distributions to shareholders.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

--------------------------------------------------------------------------------
23p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Correlation Risk
   Interest Rate Risk
   Call/Prepayment Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

--------------------------------------------------------------------------------
24p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Federal Income Fund Performance (based on calendar years)
(bar chart)

                                                                          +8.47%
1991   1992    1993    1994     1995    1996     1997    1998     1999     2000

During the period shown in the bar chart, the highest return for a calendar quarter was +3.25% (quarter ending December 2000) and the lowest return for a calendar quarter was +0.89% (quarter ending March 2000).

The Fund's year to date return as of Sept. 30, 2001 was +6.26%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                                     1 year    Since inception
AXP VP - Federal Income Fund                         +8.47%        +6.86%(a)
Lehman Brothers Aggregate Bond Index                +11.63%        +9.09%(b)
Lipper Short U.S. Government Funds Index             +7.91%        +6.80%(b)
Merrill Lynch 1-3 Year U.S. Government Index         +7.99%        +6.86%(b)
Merrill Lynch 1-5 Year U.S. Government Index         +8.87%        +7.30%(b)

(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Short U.S. Government Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Merrill Lynch 1-3 Year U.S. Government Index, an unmanaged index, is made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Merrill Lynch 1-5 Year U.S. Government Index, an unmanaged index, is made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The securities included in the indexes may not be the same as those held by the Fund.


--------------------------------------------------------------------------------
25p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

INVESTMENT MANAGER
Scott Kirby manages the day-to-day operations of AXP Variable Portfolio - Federal Income Fund. He became portfolio manager of the Fund in January 2001. He joined AEFC in 1987 as a fixed income trader. He also serves as co-portfolio manager of AXP Federal Income Fund.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as investment-grade non-governmental debt obligations and money market securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - Global Bond Fund

GOAL
The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher dividends and/or capital appreciation (by buying junk bonds).


The selection of investment-grade government and corporate debt obligations is the primary decision in building the portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o  Considering opportunities and risks by credit rating and currency.
o  Identifying investment-grade U.S. and foreign bonds.
o  Identifying below investment-grade U.S. and foreign bonds (junk bonds).
o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued, and
   -- the security continues to meet the standards described above.


AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments (such as options and forward contracts) to hedge against currency fluctuations, and also to produce incremental earnings and to increase flexibility.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

--------------------------------------------------------------------------------
26p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. Principal risks associated with an investment in the Fund include:


   Interest Rate Risk
   Foreign/Emerging Markets Risk
   Credit Risk
   Liquidity Risk

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.


Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.


Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.


--------------------------------------------------------------------------------
27p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Global Bond Fund Performance (based on calendar years)
(bar chart)

                                               +3.83%   +8.05%   -4.40%   +3.24%
1991    1992    1993     1994    1995   1996    1997     1998     1999     2000

During the period shown in the bar chart, the highest return for a calendar quarter was +5.18% (quarter ending December 2000) and the lowest return for a calendar quarter was -2.94% (quarter ending March 1997).

The Fund's year to date return as of Sept. 30, 2001 was +2.22%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                                        1 year   Since inception
AXP VP - Global Bond Fund                               +3.24%       +3.90%(a)
Salomon Smith Barney World Government Bond Index        +1.59%       +3.83%(b)
Lipper Global Income Funds Index                        +4.17%       +4.43%(b)

(a) Inception date was May 1, 1996.
(b) Measurement period started May 1, 1996.


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Salomon Smith Barney World Government Bond Index, an unmanaged market capitalization weighted benchmark, tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Global Income Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.


INVESTMENT MANAGER
Nic Pifer is primarily responsible for the day-to-day operation of AXP Variable Portfolio - Global Bond Fund. He joined AEFC in 2000. From 1997 to 2000, Nic worked at Investment Advisers, Inc. where he served as vice president and fixed income portfolio manager. Prior to that he was a trader analyst and manager of the foreign exchange trading desk at the Federal Reserve Bank of New York.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.


--------------------------------------------------------------------------------
28p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities, preferred stock and convertible securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - Growth Fund

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.


The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Identifying companies that AEFC believes have above-average long-term growth potential based on:

   -- effective management,
   -- financial strength,
   -- competitive market or product position, and -- technological advantage relative to other companies.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the company has met AEFC's earnings and/or growth expectations, -- political, economic, or other events could affect the company's performance,
   -- AEFC identifies a more attractive opportunity, and

   -- the company continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.


PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


   Market Risk
   Style Risk
   Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.


--------------------------------------------------------------------------------
29p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Growth Fund Performance (based on calendar years)
(bar chart)

                                                                         -19.30%
1991    1992    1993    1994    1995    1996      1997    1998    1999     2000

During the period shown in the bar chart, the highest return for a calendar quarter was +13.86% (quarter ending March 2000) and the lowest return for a calendar quarter was -22.62% (quarter ending December 2000).

The Fund's year to date return as of Sept. 30, 2001 was -41.56%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                                    1 year     Since inception
AXP VP - Growth Fund                                -19.30%       -2.28%(a)
Russell 1000(R) Growth Index                        -22.42%       -2.34%(b)
Lipper Large-Cap Growth Index                       -19.68%       +0.67%(b)
S&P 500                                              -9.10%       +3.52%(b)

(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


--------------------------------------------------------------------------------
30p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Russell 1000 Growth Index measures the performance of the 1000 companies in Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000 Index. These companies have higher price-to-book ratios and higher forecasted growth values.

Lipper Large-Cap Growth Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

The securities included in the indexes may not be the same as those held by the Fund.

INVESTMENT MANAGER
Lisa Costa, senior portfolio manager, is responsible for the day-to-day operations of AXP Variable Portfolio - Growth Fund. She joined AEFC in January 2000. From 1985-1999 she was vice president and portfolio manager for Franklin Advisors at Franklin Templeton Group of Funds. She also serves as portfolio manager of AXP Growth Fund.

Scott Mullinix, portfolio manager, joined AEFC in 1987. He assists Lisa with the management of this Fund. From 1992-1999 he was a research analyst covering consumer stocks. He was promoted to associate portfolio manager in 1999.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities, preferred stock, investment-grade debt obligations and convertible securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - International Fund

GOAL
The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities of foreign issuers that offer strong growth potential. Under normal market conditions, at least 65% of the Fund's total assets are invested in common stocks or convertible securities of companies located in at least three foreign countries. The Fund may invest in developed and in emerging markets.

The selection of geographic regions is the primary decision in building the investment portfolio. The percentage of the Fund's total assets invested in particular countries or regions will change according to their political stability and economic condition.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o  Considering opportunities and risks within regions or countries.
o  Identifying sectors or companies with strong growth potential.
o Selecting stocks of large companies that AEFC believes have the following fundamental strengths:

   -- financial strength,
   -- high demand for their products or services, and -- effective management.

o Identifying securities with sufficient liquidity in trading volume (however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).

AEFC decides how much to invest in various countries and local currencies, and then buys securities that offer the best opportunity for long-term growth.

--------------------------------------------------------------------------------
31p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

  -- the security is overvalued,
  -- the security has reached AEFC's price objective, -- the company or the security continues to meet the standards described above, and
  -- the region or country is undergoing political, economic, or other change.


AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations.


During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities. Investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets. If, however, investments in foreign securities appear to be relatively unattractive in AEFC's judgment, as a temporary defensive strategy, the Fund may invest any portion of its assets in securities of U.S. issuers appearing to offer opportunities for superior growth. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.


PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Foreign/Emerging Markets Risk
   Liquidity Risk
   Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.


Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.


--------------------------------------------------------------------------------
32p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - International Fund Performance (based on calendar years)
(bar chart)

              +32.79%  -1.66%  +11.33% +9.03%  +2.73%  +15.82%  +45.63%  -24.93%
1991   1992    1993     1994    1995    1996    1997    1998     1999     2000

During the period shown in the bar chart, the highest return for a calendar quarter was +31.82% (quarter ending December 1999) and the lowest return for a calendar quarter was -19.83% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2001 was -32.72%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                            1 year   5 years    Since inception
AXP VP - International Fund                 -24.93%   +7.24%        +8.25%(a)
MSCI EAFE Index                             -14.17%   +7.13%        +8.16%(b)
Lipper International Funds Index            -14.72%  +10.20%       +10.00%(b)

(a) Inception date was Jan. 13, 1992.
(b) Measurement period started Feb. 1, 1992.


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.


INVESTMENT MANAGER

Mark Fawcett, Richard Leadem, and Gavin Corr are primarily responsible for the day-to-day operations of AXP Variable Portfolio - International Fund.

Mark Fawcett, co-manager of the Fund since September 2000, joined AEFC in 1999. He is chief investment officer of American Express Asset Management International Inc. (AEAMI), the London-based subsidiary of AEFC. He also manages AXP International Fund, IDS Life Series Fund - International Equity Portfolio, the international portion of AXP Managed Allocation Fund and the equity portion of AXP Global Balanced Fund. Prior to joining AEFC, Mark was with Gartmore Investment Management plc, a pension fund and mutual fund management company in the U.K. from 1991 to 1999.

--------------------------------------------------------------------------------
33p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Richard Leadem, co-manager of the Fund since September 2000, joined AEFC in 1997 as chief investment director-North American Equities for AEAMI. He also manages World Growth Portfolio and AXP Global Growth Fund. He also co-manages IDS Life Series Fund - International Equity Portfolio. Prior to joining AEFC, he was a senior portfolio manager at Mercury Asset management from 1994 to 1997.

Gavin Corr, co-manager of the Fund since September 2000, joined AEFC in 1995 as a portfolio manager on the European equity team. He also co-manages AXP European Equity Fund and IDS Life Series Fund - International Equity Portfolio. Prior to joining AEFC, he was with a London investment bank.


A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities, preferred stock, convertible securities and debt obligations (of any rating). Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - Managed Fund

GOAL
The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in a combination of equity and debt securities. It will invest in a combination of common and preferred stocks, convertible securities, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it will assume some credit risk to achieve higher dividends and/or capital appreciation (by buying lower-quality bonds). The Fund may invest up to 25% of its total assets in foreign investments.

The selection of common stocks and debt obligations are the primary decisions in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:

o  Identifying companies with:

   -- effective management,
   -- financial strength,
   -- competitive market position, and
   -- growth potential.

o Considering opportunities and risks given overall market conditions and industry outlook.

AEFC chooses debt obligations by:

o Considering opportunities and risks by reviewing interest rate and economic forecasts.
o  Identifying U.S. and foreign bonds that:

   -- are investment-grade,
   -- are below investment-grade (lower-quality bonds), and -- are expected to outperform comparable investments on a risk-adjusted basis
      (i.e., after considering coupon, sinking fund provision, call protection, and quality).

o  Identifying investments that contribute to portfolio diversification.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the interest rate or economic outlook changes, -- the security is overvalued,
   -- the issuer's credit quality declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
   -- the security has reached AEFC's price objective, and

   -- AEFC identifies a more attractive opportunity.


--------------------------------------------------------------------------------
34p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

During weak or declining markets, the Fund may invest more of its assets in money market securities. Investments other than common stock will constitute 50% or less of the Fund's total assets. However, under unusual market conditions, the Fund may invest any portion of its assets in securities other than common stocks. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the SAI and the annual/semiannual reports.


PRINCIPAL RISKS

Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Interest Rate Risk
   Credit Risk
   Foreign Risk
   Liquidity Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

--------------------------------------------------------------------------------
35p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o  how the Fund's average annual total returns compare to a recognized index.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Managed Fund Performance (based on calendar years)
(bar chart)

+29.63% +7.53% +12.33% -4.52%  +24.21%  +16.20% +19.50%  +15.80%  +14.84% -2.31%
 1991    1992   1993    1994    1995     1996    1997     1998     1999    2000

During the period shown in the bar chart, the highest return for a calendar quarter was +15.66% (quarter ending December 1998) and the lowest return for a calendar quarter was -9.94% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2001 was -18.33%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                             1 year       5 years      10 years
AXP VP - Managed Fund                        -2.31%       +12.52%       +12.85%
S&P 500                                      -9.10%       +18.33%       +17.46%
Lipper Flexible Portfolio Index              -0.64%       +11.40%       +12.05%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.


Lipper Flexible Portfolio Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the index may not be the same as those held by the Fund.


INVESTMENT MANAGER

Alfred Henderson and David Kuplic are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Managed Fund.

Alfred Henderson joined AEFC in 1996 and serves as senior portfolio manager. He has managed the equity portfolio of this Fund since 1996. From 1995-1996 he was a portfolio manager at Montgomery Asset Management. From 1992-1995 he was a senior portfolio manager as Husic Capital Management.

David Kuplic, vice president and senior portfolio manager, joined AEFC in 1990 as a fixed income analyst. He began managing the fixed income portfolio of this Fund in September 1999.

--------------------------------------------------------------------------------
36p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - New Dimensions Fund

GOAL
The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in common stocks showing potential for significant growth.

These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Identifying companies that AEFC believes have above-average long-term growth potential based on:

   -- effective management,
   -- financial strength, and
   -- competitive market position.

o Considering opportunities and risks by reviewing interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued relative to alternative investments, -- the company has met AEFC's earnings and/or growth expectations, -- political, economic, or other events could affect the company's performance,
   -- AEFC wishes to minimize potential losses (i.e., in a market down-turn), and

   -- AEFC identifies a more attractive opportunity.


During weak or declining markets or when growth opportunities are not available, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Style Risk
   Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.


--------------------------------------------------------------------------------
37p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - New Dimensions Fund Performance (based on calendar years)
(bar chart)
                                               +24.37%  +28.64%  +32.00%  -9.08%
1991   1992   1993    1994    1995     1996      1997     1998     1999    2000

During the period shown in the bar chart, the highest return for a calendar quarter was +24.72% (quarter ending December 1998) and the lowest return for a calendar quarter was -11.79% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2001 was -26.29%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                                     1 year     Since inception
AXP VP - New Dimensions Fund                         -9.08%         +17.75%(a)
S&P 500                                              -9.10%         +18.05%(b)
Lipper Large-Cap Growth Index                       -19.68%         +17.33%(b)

(a) Inception date was May 1, 1996.
(b) Measurement period started May 1, 1996.


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

--------------------------------------------------------------------------------
38p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Large-Cap Growth Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.


INVESTMENT MANAGER
Gordon M. Fines manages the day-to-day operations of AXP Variable Portfolio - New Dimensions Fund. He joined AEFC in 1981 and currently serves as vice president and senior portfolio manager. He also serves as portfolio manager of Growth Trends Portfolio and leads the growth team for AEFC.

Douglas Guffy joined AEFC in 1994 as an equity analyst. He serves as portfolio manager of AXP Focus 20 Fund, co-portfolio manager of AXP Growth Dimensions Fund and IDS Life Series - Managed Fund, and he assists Gordon Fines in the management of this Fund.

Anne Obermeyer joined AEFC in 1984 as a fixed income analyst. She serves as portfolio manager of IDS Life Variable Annuity A and(b)Funds, co-portfolio manager of AXP Growth Dimensions Fund, and she assists Gordon Fines in the management of this Fund.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities, preferred stock, convertible securities and debt obligations (of any rating). Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.

AXP Variable Portfolio - Partners Small Cap Value Fund

GOAL
The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified mutual fund that invests primarily in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in small capitalization companies with market capitalization of less than $2 billion, and in micro capitalization companies with market capitalization of less than $400 million, in each case, at the time of initial investment.

AEFC serves as the investment manager to the Fund and is responsible for the Fund's overall administration and distribution. AEFC has selected two independent asset managers, Royce & Associates, Inc. (Royce) and EQSF Advisers, Inc. (Third Avenue) (the Subadvisers), to manage the Fund. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities. New investments in the Fund, net of any redemptions, are allocated to the Subadvisers in equal portions. AEFC reserves the right to modify this allocation no more often than semiannually.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small and micro capitalization companies that they believe are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000(R) Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Index if the stock remains attractive.


--------------------------------------------------------------------------------
39p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Royce uses a "value" methodology in managing its portion of the Fund. In selecting securities, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company's future growth prospects and current financial condition. Royce's investments focus on small- and micro-cap securities that it believes are trading significantly below its estimate of their current worth. In selecting securities for the Fund, Royce looks for companies in the upper end of the small-cap market that:

o  have excellent business strengths, and
o  high internal rates of return and low leverage.

In the micro-cap sector (market capitalizations less than $400 million), Royce selects from a universe of more than 6,200 micro-cap companies that it believes are trading significantly below its estimate of their current worth.

Third Avenue uses a "value" investment style through a disciplined bottom-up approach to identify well-financed companies at a substantial discount. Focusing on a company's fundamentals rather than macro-economic trends, Third Avenue investigates publicly available information about a company to understand its dynamics and gathers information about its management, its customers, and its competitors. In selecting securities for the Fund, Third Avenue identifies attractive investments that exhibit the following four essential characteristics:

o High quality resources, measured by the presence of high quality assets, the absence of liabilities and strong cash flows.
o Reasonable management, based on whether the company is responsive, and shares a common interest with outside, passive minority shareholders.
o Understandable business, based on company's published financials, Securities and Exchange Commission (SEC) filings and other public documents.
o Selling at a discount to the value of business were it a private company or a takeover candidate ("private market value").

Third Avenue will generally sell a security when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value.

During weak or declining markets, the Fund's policies permit investment of more of its assets in money market securities. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may invest more of its assets in fewer issuers than if it were a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:

   Market Risk
   Small Company Risk
   Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small Company Risk
Investments in small companies often involve greater risks than investments in larger, more established companies because small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading are substantially less than is typical of larger companies.

The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Style Risk
The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.


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40p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PERFORMANCE INFORMATION
The bar chart and past performance table are not presented because the Fund did not begin operations until August 2001.

Past Performance of Subadvisers
The following table provides information concerning the historical performance of two registered investment company accounts managed by the two Subadvisers of the Fund. Each registered investment company account has investment objectives, policies, strategies, and risks substantially similar to those of the Fund. This information is provided to illustrate the past performance of the two Subadvisers in managing a substantially similar investment vehicle as measured against the Russell 2000(R) Index (the Index). This information represents neither the past performance of the Fund, or any portion of the Fund, nor the future performance of the Fund, or any portion of the Fund.

Performance data shown for each of the registered investment company accounts was calculated in accordance with standards prescribed by the SEC for the calculation of average annual total return information for registered investment companies. All performance data presented is unaudited and has been provided by the respective Subadvisers. This information has not been audited by AEFC or the Fund. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. Share prices and investment returns will fluctuate, reflecting market conditions as well as changes in the fundamentals of portfolio securities. The performance results for the registered investment company accounts presented below are generally subject to fees and expenses (expense ratios of 1.04% and 1.30%, respectively) that differ from those estimated for the Fund. Because the expenses of the investment company accounts are lower than the anticipated expenses of the Fund, the use of the Fund's expense structure would have lowered the performance results.

The past performance of the two registered investment company accounts and the Index should not be viewed as representative of the Fund's future performance. Each of the Subadvisers manages only a portion of the Fund's assets. Therefore, the future performance of each Subadviser will affect the performance of the Fund only for the portion of the assets that the Subadviser manages. In addition, while portions of the Fund are managed in a substantially similar fashion to that of Pennsylvania Mutual Fund (Investment Class) and portions are managed in a substantially similar fashion to that of Third Avenue Small Cap Value Fund, investors should be aware that these are not the same funds and will not have the same performance. Investments made by the Fund at any given time will not be the same as those of the Royce fund or the Third Avenue fund. Different performance will result due to factors such as differences in cash flows into and out of the Fund, different fees and expenses, and differences in portfolio size and positions.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable annuity contract for which the Fund is an investment option. If they had been included, performance would be lower.

Average Annual Total Returns (as of Dec. 31, 2000)
                                                  1 year      5 years       10 years     Since inception
Pennsylvania Mutual Fund (Investment Class)(a)    18.35%       12.99%        13.97%
Third Avenue Small Cap Value Fund (4/1/97)*       17.18%         N/A           N/A          11.08%
Russell 2000 Index(b)                             -3.02%       10.31%        15.53%
Lipper Small Cap Value Funds Index(d)              6.10%       11.31%        14.60%
Russell 2000 Value Index(c)                       22.83%       12.60%        17.65%

* (Inception date of the fund)

(a) Advised by Royce.
(b) The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
(c) Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(d) Lipper Small Cap Value Funds Index, an unmanaged index published by Lipper, Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

INVESTMENT MANAGER
AEFC selects, contracts with and compensates subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the subadvisers, and reports periodically to the Board of Directors.

Two subadvisers, Royce and Third Avenue, each manage a portion of the Fund's assets based upon their respective experience in managing a small capitalization value fund whose investment goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated to the subadvisers in equal portions.

On Oct. 1, 2001, Royce, the Fund's subadviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. As a result of this acquisition, the Fund entered into a new Subadvisory Agreement with Royce. The fee rates payable to Royce by the Fund under this new Subadvisory Agreement are identical to those payable under the old one, and the services provided to the Fund by Royce under this agreement are expected to be substantially similar to the services previously provided to the Fund by Royce.


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41p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Royce
Charles M. Royce has been President and Chief Investment Officer of Royce & Associates, Inc. since 1972 and has been investing in small-cap securities with a value approach for more than 25 years. Mr. Royce will be assisted in managing a portion of the Fund's assets by Royce's investment staff.

Third Avenue
Martin J. Whitman, CFA and Chairman and Chief Investment Officer of M.J. Whitman Advisers, Inc., is the manager of Third Avenue Value Fund. He is Chairman of M.J. Whitman Holding Corporation, which has several subsidiaries, including a full-service broker-dealer specializing in the research, sales and trading of distressed securities. He is also Chief Executive Officer of Danielson Holding Corporation.

Curtis Jensen manages the Third Avenue Small-Cap Value Fund. Mr. Jensen is also a Senior Research Analyst for Third Avenue Value Fund and M.J. Whitman Advisers, Inc. Additionally, Mr. Jensen serves as Director of American Capital Access Holdings, Inc., a single "A" rated financial guaranty Insurance company. Previously, Mr. Jensen held various corporate finance positions with Manufacturers Hanover Trust Company and Enright and Company, a private investment banking firm. Mr. Jensen received his M.B.A. from the Yale School of Management, where he studied under Mr. Whitman. He received his B.A. in Economics from Williams College.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


AXP Variable Portfolio - S&P 500 Index Fund

GOAL
The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. In pursuit of this objective, the Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index* (S&P
500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The S&P 500 is an unmanaged group of securities whose overall performance is frequently used as a standard to measure investment performance. The Fund is not managed according to traditional methods of "active" investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P 500. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment adviser expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. AEFC, the Fund's investment adviser, may purchase stocks not included in the S&P 500 Index when it believes it would be a cost efficient way of approximating the S&P 500 Index's performance to do so, for example, in anticipation of a stock being added to the index.


AEFC may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500 Index. AEFC will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements.

--------------------------------------------------------------------------------
42p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The security continues to be included in the S&P 500 Index,
o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions),
o A company's market weighting otherwise changes with respect to the S&P 500 Index, and
o  Timing of cash flows in and out of the Fund require AEFC to sell a security.

For more information on investment strategies, holdings and the S&P 500 Index, please refer to the SAI and the annual/semiannual reports.

* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Tracking Error Risk
   Sector/Concentration Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Tracking Error Risk
The Fund may not track the S&P 500 perfectly because differences between the S&P 500 and the Fund's portfolio can cause differences in performance. The investment adviser purchases securities and other instruments in an attempt to replicate the performance of the S&P 500. However, the tools that the investment adviser uses to replicate the S&P 500 are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the S&P 500.


In addition, the returns from a specific type of security (for example, large-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.


Sector/Concentration Risk
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, in tracking the S&P 500, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track the S&P 500.

PAST PERFORMANCE
The bar chart and past performance table are not presented because the Fund did not begin operations until May 2000.


--------------------------------------------------------------------------------
43p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

INDEX PERFORMANCE
The following chart shows the performance of the S&P 500 for the ten years ended in December 2000. How the S&P 500 performed in the past does not indicate how it will perform in the future. The past performance of the index should not be viewed as representative of the Fund's future performance.

S&P 500 Performance
(bar chart)

+30.47%  +7.62%  +10.08% +1.32%  +37.58% +22.96%  +33.36% +28.58% +21.04% -9.10%
 1991     1992     1993   1994     1995    1996     1997    1998    1999   2000

INVESTMENT MANAGER
James M. Johnson, Jr. and David B. Factor are primarily responsible for the day-to-day operations of AXP Variable Portfolio - S&P 500 Index Fund.

James Johnson joined AEFC in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management Group in 1996. He became portfolio manager of the Fund in 2000. He also manages or co-manages AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund, AXP Small Company Index Fund, AXP Total Stock Market Index Fund, Total Return Portfolio, AXP Blue Chip Advantage Fund, Aggressive Growth Portfolio and AXP Variable Portfolio - Blue Chip Advantage Fund.

David Factor became co-portfolio manager of the Fund in September 2001. David joined AEFC in 1990. He has worked in several areas of the company, including variable assets, where he participated in the planning, forecasting, and strategic operating plans for variable annuities and conducted financial reporting and analysis. David was promoted to quantitative analyst in 1999. He holds a BSB in accounting from the University of Minnesota, received his CPA in 1985 and is pursuing his CFA designation. He also serves as co-portfolio manager of AXP S&P 500 Index Fund.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.


--------------------------------------------------------------------------------
44p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Small Cap Advantage Fund

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of small companies. These companies will often be those included in the Russell(R) 2000 Index or the S&P SmallCap 600 Index.


In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, employs an active investment strategy that focuses on individual stock selection.

AEFC manages the Fund to provide diversified exposure to the small cap segment of the U.S. stock market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks, and will typically hold between 175 and 225 issues, across a wide range of industries.

AEFC buys stocks based on an analysis of valuation and earnings. This selection discipline favors companies that exhibit:

o Attractive valuations, based on measures such as the ratio of stock price to company earnings, free cash flow or book value; and
o Improving earnings, based on an analysis of trends in earnings forecasts and prior period earnings that were better than expected, as well as a qualitative assessment of the company's competitive market position.

AEFC will normally sell a stock holding if:

   -- the stock's price moves above a reasonable valuation target; or

   -- the company's financial performance fails to meet expectations.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund would invest in these securities primarily to reduce risk, this type of investment also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Small Company Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

--------------------------------------------------------------------------------
45p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Small Cap Advantage Fund Performance (based on calendar years) (bar chart)

                                                                   +4.16%
1991   1992   1993  1994   1995   1996    1997    1998     1999     2000

During the period shown in the bar chart, the highest return for a calendar quarter was +7.96% (quarter ending March 2000) and the lowest return for a calendar quarter was -5.21% (quarter ending December 2000).

The Fund's year to date return as of Sept. 30, 2001 was -20.46%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                                       1 year    Since inception
AXP VP - Small Cap Advantage Fund                      +4.16%       +13.69%(a)
Russell 2000(R) Index                                  -3.02%       +11.73%(b)
Lipper Small-Cap Core Index                            +6.93%       +21.23%(b)

(a) Inception date was Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell 2000 Index, an unmanaged index, measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

INVESTMENT MANAGER
Jake Hurwitz and Kent Kelly are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Small Cap Advantage Fund. They are both principals and senior portfolio managers at Kenwood Capital Management LLC (Kenwood), an indirect subsidiary of AEFC. Besides managing the assets of this Fund, they have managed AXP Small Cap Advantage Fund since May 1999.


From 1992 until the establishment of Kenwood in 1998, Jake Hurwitz served as senior vice president and equity portfolio manager at Travelers Investment Management Company (TIMCO) where he had primary responsibility for stock selection and portfolio management for TIMCO's small and mid-cap portfolios.

--------------------------------------------------------------------------------
46p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Prior to the establishment of Kenwood in 1998, Kent Kelley was chief executive officer at TIMCO. From 1993 to 1995, Mr. Kelley served as TIMCO's president and chief executive officer. As chief executive officer, he was responsible for all portfolio management, research and trading operations.


A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities and debt obligations (of any rating). Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.

AXP Variable Portfolio - Stock Fund

GOAL
The Fund seeks to provide shareholders with current income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in common stocks and securities convertible into common stocks. Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in these securities. In pursuit of its income objective, the Fund will invest in income-producing equity securities (such as convertible securities and preferred stocks) and short-term debt instruments (such as commercial paper). The Fund may invest up to 25% of its total assets in foreign investments.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:

o Considering opportunities and risks by reviewing overall market conditions and industry outlook.
o Identifying market trends that AEFC believes will lead to good long-term growth potential.
o Identifying large companies with strong, sustainable earnings growth based on:

   -- effective management (considering overall performance), -- competitive market position, and
   -- financial strength.

o Focusing on those companies that AEFC considers to be "blue chips." Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries.
o  Identifying investments that contribute to portfolio diversification.
o  Identifying income-producing securities.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued relative to other potential investments, -- the security has reached AEFC's price objective, -- the company has met AEFC's earnings and/or growth expectations, -- political, economic or other events could affect the company's performance,
   -- AEFC wishes to minimize potential losses (i.e., in a market down-turn), -- AEFC wishes to lock-in profits, -- AEFC identifies a more attractive opportunity, and -- the company or the security fails to meet the other standards described above.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.


--------------------------------------------------------------------------------
47p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Inflation Risk
   Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Inflation Risk
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE
The bar chart and past performance table are not presented because the Fund did not begin operations until August 2001.

INVESTMENT MANAGER
Mike Kennedy, vice president and senior equity portfolio manager, is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Stock Fund. He joined AEFC in 1985 and in 1993 he became director of research at AEFC. In 1996 he was promoted to vice president and director of global research.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as debt obligations (rated C or higher), and money market securities. Additionally, the Fund may utilize derivative instruments (such as futures, options and forward contracts) to produce incremental earnings, to hedge existing positions and to increase flexibility. These securities and investment strategies, and others, are discussed in the SAI.


--------------------------------------------------------------------------------
48p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Strategy Aggressive Fund

GOAL
The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in securities of growth companies. Under normal market conditions, at least 65% of the Fund's total assets are invested in equity securities.


The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:

o Considering opportunities and risks within growing industries and new technologies.
o  Selecting companies that AEFC believes have aggressive growth prospects.
o  Identifying small and medium companies with:

   -- effective management,
   -- financial strength, and
   -- competitive market position.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued relative to alternative investments, -- the security has reached AEFC's price objective, -- the company's characteristics change,
   -- the company has met AEFC's earnings and/or growth expectations, -- political, economic, or other events could affect the company's performance,
   -- AEFC wishes to minimize potential losses (i.e., in a market down-turn), -- AEFC wishes to lock-in profits, -- AEFC identifies a more attractive opportunity, and

   -- the company or the security continues to meet the other standards described above.


During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities or debt obligations. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes. Additionally, the Fund's portfolio turnover rate may be affected by short-term investment strategies. High portfolio turnover could result in increases in transaction costs and may result in realized capital gains that would be taxable distributions to shareholders.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk
   Style Risk
   Small Company Risk
   Issuer Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.


--------------------------------------------------------------------------------
49p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and
o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Strategy Aggressive Fund Performance (based on calendar years) (bar chart)

             +13.07%  -6.32%  +31.76% +15.98%  +12.64%  +2.62%  +71.03% -19.04%
1991   1992    1993    1994     1995    1996     1997    1998     1999    2000

During the period shown in the bar chart, the highest return for a calendar quarter was +56.47% (quarter ending December 1999) and the lowest return for a calendar quarter was -27.50% (quarter ending December 2000).

The Fund's year to date return as of Sept. 30, 2001 was -42.67%.

Average Annual Total Returns (as of Dec. 31, 2000)
                                          1 year      5 years    Since inception
AXP VP - Strategy Aggressive Fund         -19.04%     +13.17%       +12.31%(a)
Russell MidCap(R) Growth Index            -11.75%     +17.77%       +15.30%(b)
Lipper Mid-Cap Growth Index               -16.13%     +15.73%       +14.87%(b)
S&P MidCap 400 Index                      +17.51%     +20.41%       +16.84%(b)

(a) Inception date was Jan. 13, 1992.
(b) Measurement period started Feb. 1, 1992.


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.


--------------------------------------------------------------------------------
50p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Lipper Mid-Cap Growth Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the Index.


The securities included in the indexes may not be the same as those held by the Fund.


INVESTMENT MANAGER
Louis Giglio, senior portfolio manager, is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Strategy Aggressive Fund. He joined AEFC in January 1995 as a senior equity analyst. He has managed this Fund since May 1999. He also serves as portfolio manager for AXP Strategy Aggressive Fund, IDS Life Series Fund - Equity Portfolio and the AXP Innovations Fund (World Technologies Portfolio).

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There are other securities in which the Fund may invest, and investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments such as money market securities, foreign securities, convertible securities and debt obligations (rated B or higher). Additionally, the Fund's policies permit a manager, in managing its portion of the Fund, to use derivative instruments (such as options and futures contracts) to produce incremental earnings, to hedge existing positions, and to increase flexibility. However, while the Fund's policies permit the use of derivatives in this manner, a manager is not required to use derivatives in the manner described. For more information on strategies and holdings, see the Fund's SAI.


--------------------------------------------------------------------------------
51p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Fees and Expenses

Because the Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts that invest in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract or life insurance policy.

As a percentage of average daily net assets:

                                                        Management        Distribution          Other
Fund                                                      fees(a)        (12b-1) fees(b)       expenses(c)        Total
AXP VP - Blue Chip Advantage Fund                          0.54%(g)           0.12%             0.30%             0.96%
AXP VP - Bond Fund                                         0.60%              0.12%             0.08%             0.80%
AXP VP - Capital Resource Fund                             0.61%              0.12%             0.05%             0.78%
AXP VP - Cash Management Fund                              0.51%              0.12%             0.05%             0.68%
AXP VP - Diversified Equity Income Fund                    0.55%(g)           0.12%             0.50%             1.17%
AXP VP - Emerging Markets Fund(d)                          1.16%(g)           0.12%             2.21%             3.49%
AXP VP - Equity Select Fund                                0.64%(h)           0.12%             2.23%             2.99%
AXP VP - Extra Income Fund                                 0.62%              0.12%             0.08%             0.82%
AXP VP - Federal Income Fund                               0.61%              0.12%             0.14%             0.87%
AXP VP - Global Bond Fund                                  0.84%              0.12%             0.11%             1.07%
AXP VP - Growth Fund                                       0.62%(g)           0.12%             0.17%             0.91%
AXP VP - International Fund(d)                             0.83%              0.12%             0.09%             1.04%
AXP VP - Managed Fund                                      0.59%              0.12%             0.05%             0.76%
AXP VP - New Dimensions Fund                               0.60%              0.12%             0.07%             0.79%
AXP VP - Partners Small Cap Value Fund(e)                  1.02%(h)           0.12%             5.72%             6.86%
AXP VP - S&P 500 Index Fund                                0.29%              0.12%             0.90%             1.31%
AXP VP - Small Cap Advantage Fund(f)                       0.73%(g)           0.12%             0.41%             1.26%
AXP VP - Stock Fund                                        0.56%(h)           0.12%            10.68%            11.36%
AXP VP - Strategy Aggressive Fund                          0.60%              0.12%             0.06%             0.78%

(a) The Fund pays IDS Life Insurance Company (IDS Life) a fee for managing its assets. In turn, IDS Life pays AEFC a fee for investment advisory services.
(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and accounting services.
(d) AEFC pays American Express Asset Management International Inc. (AEAMI) a fee for sub-investment advisory services. AEAMI (50192 AXP Financial Center, Minneapolis, MN 55474) is a wholly-owned subsidiary of AEFC.
(e) AEFC pays Royce & Associates, Inc. (1414 Avenue of the Americas, New York, NY 10019) and EQSF Advisers, Inc. (767 Third Avenue, Fifth Floor, New York, NY 10017) a fee for sub-investment advisory services.
(f) AEFC pays Kenwood Capital Management LLC (KCM LLC) a fee for sub-investment advisory services. KCM LLC (Metropolitan Center, Suite 2300, 333 South Seventh Street, Minneapolis, MN 55402) is an indirect subsidiary of AEFC.
(g) Includes the impact of a performance adjustment fee that decreased the management fee by 0.02% for AXP VP - Blue Chip Advantage Fund, 0.01% for AXP VP - Diversified Equity Income Fund, 0.01% for AXP VP - Emerging Markets Fund, 0.01% for AXP VP - Growth Fund and 0.06% for AXP VP - Small Cap Advantage Fund.
(h) The first performance adjustment for AXP VP - Equity Select Fund, AXP VP - Partners Small Cap Value Fund and AXP VP - Stock Fund will be made on Feb. 1, 2002 and will cover the six-month period beginning Sept. 1, 2001.

Expense Limitations
Through April 30, 2002, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets:

AXP Variable Portfolio - Emerging Markets Fund                          1.75%
AXP Variable Portfolio - Equity Select Fund                             1.10%
AXP Variable Portfolio - Partners Small Cap Value Fund                  1.50%
AXP Variable Portfolio - S&P 500 Index Fund                            0.495%
AXP Variable Portfolio - Stock Fund                                     1.10%


--------------------------------------------------------------------------------
52p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Buying and Selling Shares


VALUING FUND SHARES
The net asset value (NAV) is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

AXP Variable Portfolio - Cash Management Fund's securities are valued at amortized cost. In valuing assets of all other Funds, the Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.


PURCHASING SHARES
You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES
There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.


You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. IDS Life or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.


Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.


Distributions and Taxes

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to the shareholders (subaccounts) as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is either long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENT
Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES
The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.


--------------------------------------------------------------------------------
53p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Other Information

ABOUT IDS LIFE AND AEFC
IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.


IDS Life is a wholly-owned subsidiary of AEFC located at 200 AXP Financial Center, Minneapolis, MN 55474. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. AEFC has been a provider of financial services since 1894 and as of the end of the most recent fiscal year owned and managed more than $218 billion in assets.


AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

--------------------------------------------------------------------------------
54p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Financial Highlights

AXP VP - Blue Chip Advantage Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                                                    2001           2000(b)
Net asset value, beginning of period                                                          $11.62          $ 9.78
Income from investment operations:
Net investment income (loss)                                                                     .07             .02
Net gains (losses) (both realized and unrealized)                                              (3.47)           1.85
Total from investment operations                                                               (3.40)           1.87
Less distributions:
Dividends from net investment income                                                            (.08)           (.03)
Net asset value, end of period                                                                $ 8.14          $11.62

Ratios/supplemental data
Net assets, end of period (in millions)                                                          $81             $71
Ratio of expenses to average daily net assets(c,d)                                              .78%            .95%(f)
Ratio of net investment income (loss) to average daily net assets                               .81%            .34%(f)
Portfolio turnover rate (excluding short-term securities)                                       124%            226%
Total return(e)                                                                              (29.40%)         19.13%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 0.96% for the period ended Aug. 31, 2000.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Bond Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                          2001      2000         1999        1998         1997
Net asset value, beginning of period                                $10.29     $10.56      $11.08      $11.99       $11.54
Income from investment operations:
Net investment income (loss)                                           .70        .75         .79         .88          .85
Net gains (losses) (both realized and unrealized)                      .30       (.27)       (.52)       (.68)         .52
Total from investment operations                                      1.00        .48         .27         .20         1.37
Less distributions:
Dividends from net investment income                                  (.68)      (.75)       (.77)       (.85)        (.84)
Distributions from realized gains                                       --         --        (.02)       (.26)        (.07)
Excess distributions from realized gains                                --         --          --          --         (.01)
Total distributions                                                   (.68)      (.75)       (.79)      (1.11)        (.92)
Net asset value, end of period                                      $10.61     $10.29      $10.56      $11.08       $11.99

Ratios/supplemental data
Net assets, end of period (in millions)                             $1,626     $1,468      $1,750      $1,852       $1,923
Ratio of expenses to average daily net assets(b)                      .80%       .79%        .68%        .67%         .68%
Ratio of net investment income (loss)
   to average daily net assets                                       6.72%      7.30%       7.22%       7.39%        7.18%
Portfolio turnover rate (excluding
   short-term securities)                                             122%        70%         68%         48%          73%
Total return(c)                                                     10.07%      4.69%       2.40%       1.54%       12.24%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
55p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Capital Resource Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                          2001      2000         1999        1998         1997
Net asset value, beginning of period                               $ 37.21     $34.62      $26.80      $27.97       $25.57
Income from investment operations:
Net investment income (loss)                                           .05        .01         .06         .11          .16
Net gains (losses) (both realized and unrealized)                   (12.96)      6.20       10.28        (.54)        6.45
Total from investment operations                                    (12.91)      6.21       10.34        (.43)        6.61
Less distributions:
Dividends from net investment income                                  (.04)      (.01)       (.06)       (.11)        (.15)
Distributions from realized gains                                    (3.39)     (3.61)      (2.46)       (.63)       (4.05)
Excess distributions from realized gains                                --         --          --          --         (.01)
Total distributions                                                  (3.43)     (3.62)      (2.52)       (.74)       (4.21)
Net asset value, end of period                                     $ 20.87     $37.21      $34.62      $26.80       $27.97

Ratios/supplemental data
Net assets, end of period (in millions)                             $3,270     $5,920      $5,621      $4,453       $4,867
Ratio of expenses to average daily net assets(b)                      .78%       .77%        .66%        .66%         .67%
Ratio of net investment income (loss)
   to average daily net assets                                        .13%      (.02%)       .17%        .34%         .61%
Portfolio turnover rate (excluding
   short-term securities)                                              62%        52%         56%         68%         110%
Total return(c)                                                    (36.48%)    19.26%      40.12%      (1.67%)      28.47%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Cash Management Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                          2001       2000        1999        1998         1997
Net asset value, beginning of period                                 $1.00      $1.00       $1.00       $1.00        $1.00
Income from investment operations:
Net investment income (loss)                                           .05        .05         .05         .05          .05
Less distributions:
Dividends from net investment income                                  (.05)      (.05)       (.05)       (.05)        (.05)
Net asset value, end of period                                       $1.00      $1.00       $1.00       $1.00        $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                             $1,063       $783        $690        $428         $421
Ratio of expenses to average daily net assets(b)                      .68%       .68%        .56%        .57%         .57%
Ratio of net investment income (loss)
   to average daily net assets                                       4.76%      5.38%       4.60%       5.13%        4.97%
Total return(c)                                                      4.94%      5.52%       4.72%       5.25%        5.05%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
56p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Diversified Equity Income Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                                                          2001       2000(b)
Net asset value, beginning of period                                                                $10.05       $ 9.76
Income from investment operations:
Net investment income (loss)                                                                           .11          .10
Net gains (losses) (both realized and unrealized)                                                      .15          .30
Total from investment operations                                                                       .26          .40
Less distributions:
Dividends from net investment income                                                                  (.11)        (.11)
Net asset value, end of period                                                                      $10.20       $10.05

Ratios/supplemental data
Net assets, end of period (in millions)                                                               $106          $23
Ratio of expenses to average daily net assets(c,d)                                                    .91%         .95%(f)
Ratio of net investment income (loss) to average daily net assets                                    1.49%        1.42%(f)
Portfolio turnover rate (excluding short-term securities)                                              68%          53%
Total return(e)                                                                                      2.56%        4.21%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.17% and 1.49% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Emerging Markets Fund
--------------------------------------------------------------------------------

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                                             2001      2000(b)
Net asset value, beginning of period                                                                   $ 9.61     $10.23
Income from investment operations:
Net investment income (loss)                                                                              .01       (.01)
Net gains (losses) (both realized and unrealized)                                                       (2.94)      (.60)
Total from investment operations                                                                        (2.93)      (.61)
Less distributions:
Tax return of capital                                                                                      --       (.01)
Net asset value, end of period                                                                         $ 6.68     $ 9.61

Ratios/supplemental data
Net assets, end of period (in millions)                                                                    $6         $6
Ratio of expenses to average daily net assets(c,d)                                                      1.75%      1.69%(f)
Ratio of net investment income (loss) to average daily net assets                                        .20%      (.36%)(f)
Portfolio turnover rate (excluding short-term securities)                                                203%        37%
Total return(e)                                                                                       (30.49%)    (6.03%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 3.49% and 2.42% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.



--------------------------------------------------------------------------------
57p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Equity Select Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                                             2001(b)
Net asset value, beginning of period                                                     $10.27
Income from investment operations:
Net investment income (loss)                                                               (.01)
Net gains (losses) (both realized and unrealized)                                          (.69)
Total from investment operations                                                           (.70)
Net asset value, end of period                                                           $ 9.57

Ratios/supplemental data
Net assets, end of period (in millions)                                                     $14
Ratio of expenses to average daily net assets(c,d)                                        1.10%(f)
Ratio of net investment income (loss) to average daily net assets                         (.45%)(f)
Portfolio turnover rate (excluding short-term securities)                                   19%
Total return(e)                                                                          (6.82%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 2.99% for the period ended Aug. 31, 2001.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Extra Income Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                          2001       2000       1999        1998          1997
Net asset value, beginning of period                                 $7.76      $8.75      $ 9.54      $10.39       $ 9.77
Income from investment operations:
Net investment income (loss)                                           .79        .85         .92         .95          .88
Net gains (losses) (both realized and unrealized)                     (.95)      (.99)       (.69)       (.80)         .62
Total from investment operations                                      (.16)      (.14)        .23         .15         1.50
Less distributions:
Dividends from net investment income                                  (.77)      (.85)       (.92)       (.95)        (.88)
Distributions from realized gains                                       --         --        (.10)       (.05)          --
Total distributions                                                   (.77)      (.85)      (1.02)      (1.00)        (.88)
Net asset value, end of period                                       $6.83      $7.76      $ 8.75      $ 9.54       $10.39

Ratios/supplemental data
Net assets, end of period (in millions)                               $609       $595        $638        $564         $320
Ratio of expenses to average daily net assets(b)                      .82%       .82%        .70%        .69%         .69%
Ratio of net investment income (loss)
   to average daily net assets                                      11.04%     10.35%      10.17%       9.21%        8.88%
Portfolio turnover rate (excluding
   short-term securities)                                              86%        63%         50%         66%         104%
Total return(c)                                                     (1.89%)    (1.59%)      2.61%       1.03%       16.80%


Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
58p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Federal Income Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                                                          2001      2000(b)
Net asset value, beginning of period                                                                $ 9.95      $10.02
Income from investment operations:
Net investment income (loss)                                                                           .52         .51
Net gains (losses) (both realized and unrealized)                                                      .39        (.06)
Total from investment operations                                                                       .91         .45
Less distributions:
Dividends from net investment income                                                                  (.52)       (.52)
Net asset value, end of period                                                                      $10.34      $ 9.95

Ratios/supplemental data
Net assets, end of period (in millions)                                                               $106         $37
Ratio of expenses to average daily net assets(c,d)                                                    .84%        .87%(f)
Ratio of net investment income (loss) to average daily net assets                                    4.94%       5.49%(f)
Portfolio turnover rate (excluding short-term securities)                                              95%         67%
Total return(e)                                                                                      9.29%       4.64%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.87% and 0.89% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Global Bond Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                          2001       2000        1999        1998        1997
Net asset value, beginning of period                                 $9.34      $9.84      $10.09      $10.32       $10.08
Income from investment operations:
Net investment income (loss)                                           .43        .32         .55         .60          .51
Net gains (losses) (both realized and unrealized)                      .23       (.51)       (.29)       (.21)         .14
Total from investment operations                                       .66       (.19)        .26         .39          .65
Less distributions:
Dividends from net investment income                                  (.24)      (.31)       (.51)       (.58)        (.41)
Distributions from realized gains                                       --         --          --        (.04)          --
Total distributions                                                   (.24)      (.31)       (.51)       (.62)        (.41)
Net asset value, end of period                                       $9.76      $9.34      $ 9.84      $10.09       $10.32

Ratios/supplemental data
Net assets, end of period (in millions)                               $191       $177        $197        $183         $119
Ratio of expenses to average daily net assets(b)                     1.07%      1.07%        .96%        .95%         .97%
Ratio of net investment income (loss)
   to average daily net assets                                       4.54%      4.81%       5.36%       5.81%        5.66%
Portfolio turnover rate (excluding
   short-term securities)                                              34%        50%         56%         14%          36%
Total return(c)                                                      7.14%     (1.90%)      2.50%       3.82%        6.47%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
59p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Growth Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                                                          2001       2000(b)
Net asset value, beginning of period                                                               $ 13.46      $ 9.72
Income from investment operations:
Net investment income (loss)                                                                          (.01)         --
Net gains (losses) (both realized and unrealized)                                                    (6.97)       3.75
Total from investment operations                                                                     (6.98)       3.75
Less distributions:
Tax return of capital                                                                                   --        (.01)
Net asset value, end of period                                                                      $ 6.48      $13.46

Ratios/supplemental data
Net assets, end of period (in millions)                                                               $177        $195
Ratio of expenses to average daily net assets(c,d)                                                    .90%        .95%(f)
Ratio of net investment income (loss) to average daily net assets                                    (.19%)      (.09%)(f)
Portfolio turnover rate (excluding short-term securities)                                              41%         17%
Total return(e)                                                                                    (51.87%)     38.59%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.91% and 0.97% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - International Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                          2001       2000        1999        1998        1997
Net asset value, beginning of period                                $16.98     $17.26      $14.25      $14.09       $13.30
Income from investment operations:
Net investment income (loss)                                           .03        .06         .12         .14          .18
Net gains (losses) (both realized and unrealized)                    (5.57)      2.50        3.04         .42         1.06
Total from investment operations                                     (5.54)      2.56        3.16         .56         1.24
Less distributions:
Dividends from net investment income                                  (.03)      (.01)       (.07)       (.15)        (.17)
Distributions from realized gains                                    (2.97)     (2.83)       (.08)       (.19)        (.28)
Excess distributions from net investment income                       (.05)        --          --          --           --
Excess distributions from realized gains                                --         --          --        (.06)          --
Total distributions                                                  (3.05)     (2.84)       (.15)       (.40)        (.45)
Net asset value, end of period                                      $ 8.39     $16.98      $17.26      $14.25       $14.09

Ratios/supplemental data
Net assets, end of period (in millions)                             $1,310     $2,389      $2,221      $2,023       $2,105
Ratio of expenses to average daily net assets(b)                     1.04%      1.02%        .94%        .94%         .97%
Ratio of net investment income (loss)
   to average daily net assets                                        .31%       .27%        .70%        .94%        1.30%
Portfolio turnover rate (excluding
   short-term securities)                                             278%       118%        102%         86%          91%
Total return(c)                                                    (36.90%)    14.74%      22.18%       4.09%        9.34%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
60p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Managed Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                          2001       2000        1999        1998        1997
Net asset value, beginning of period                                $20.81     $18.84      $17.25      $18.87       $16.00
Income from investment operations:
Net investment income (loss)                                           .44        .47         .50         .49          .46
Net gains (losses) (both realized and unrealized)                    (4.32)      2.85        3.29        (.12)        3.93
Total from investment operations                                     (3.88)      3.32        3.79         .37         4.39
Less distributions:
Dividends from net investment income                                  (.39)      (.48)       (.49)       (.48)        (.45)
Distributions from realized gains                                    (1.24)      (.87)      (1.71)      (1.50)       (1.06)
Excess distributions from net investment income                         --         --          --        (.01)        (.01)
Total distributions                                                  (1.63)     (1.35)      (2.20)      (1.99)       (1.52)
Net asset value, end of period                                      $15.30     $20.81      $18.84      $17.25       $18.87

Ratios/supplemental data
Net assets, end of period (in millions)                             $3,759     $5,223      $5,046      $4,413       $4,445
Ratio of expenses to average daily net assets(b)                      .76%       .75%        .63%        .64%         .64%
Ratio of net investment income (loss)
   to average daily net assets                                       2.46%      2.37%       2.62%       2.56%        2.65%
Portfolio turnover rate (excluding
   short-term securities)                                              63%        49%         44%         50%          72%
Total return(c)                                                    (19.37%)    18.42%      22.98%       1.74%       27.50%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - New Dimensions Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                          2001       2000        1999        1998        1997
Net asset value, beginning of period                                $25.03     $18.87      $13.29      $12.95       $ 9.94
Income from investment operations:
Net investment income (loss)                                           .02        .03         .06         .08          .10
Net gains (losses) (both realized and unrealized)                    (8.01)      6.34        5.60         .34         3.01
Total from investment operations                                     (7.99)      6.37        5.66         .42         3.11
Less distributions:
Dividends from net investment income                                  (.02)      (.04)       (.06)       (.08)        (.10)
Distributions from realized gains                                    (1.53)      (.17)       (.02)         --           --
Total distributions                                                  (1.55)      (.21)       (.08)       (.08)        (.10)
Net asset value, end of period                                      $15.49     $25.03      $18.87      $13.29       $12.95

Ratios/supplemental data
Net assets, end of period (in millions)                             $3,892     $5,564      $3,538      $1,960       $1,307
Ratio of expenses to average daily net assets(b)                      .79%       .78%        .68%        .69%         .72%
Ratio of net investment income (loss)
   to average daily net assets                                        .12%       .15%        .34%        .59%        1.04%
Portfolio turnover rate (excluding
   short-term securities)                                              27%        28%         27%         34%          29%
Total return(c)                                                    (33.05%)    34.01%      42.61%       3.19%       31.40%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
61p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Partners Small Cap Value Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                                                        2001(b)
Net asset value, beginning of period                                                                $10.01
Income from investment operations:
Net investment income (loss)                                                                          (.01)
Net gains (losses) (both realized and unrealized)                                                     (.16)
Total from investment operations                                                                      (.17)
Net asset value, end of period                                                                      $ 9.84

Ratios/supplemental data
Net assets, end of period (in millions)                                                                 $5
Ratio of expenses to average daily net assets(c,d)                                                   1.50%(f)
Ratio of net investment income (loss) to average daily net assets                                   (1.15%)(f)
Portfolio turnover rate (excluding short-term securities)                                               0%
Total return(e)                                                                                     (1.77%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 6.86% for the period ended Aug. 31, 2001.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - S&P 500 Index Fund
--------------------------------------------------------------------------------

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                                         2001       2000(b)
Net asset value, beginning of period                                                                $10.38      $10.06
Income from investment operations:
Net investment income (loss)                                                                           .06         .02
Net gains (losses) (both realized and unrealized)                                                    (2.65)        .33
Total from investment operations                                                                     (2.59)        .35
Less distributions:
Dividends from net investment income                                                                  (.06)       (.03)
Distributions from realized gains                                                                     (.02)         --
Total distributions                                                                                   (.08)       (.03)
Net asset value, end of period                                                                      $ 7.71      $10.38

Ratios/supplemental data
Net assets, end of period (in millions)                                                                $56         $21
Ratio of expenses to average daily net assets(c,d)                                                    .49%        .48%(f)
Ratio of net investment income (loss) to average daily net assets                                     .85%        .72%(f)
Portfolio turnover rate (excluding short-term securities)                                             137%         44%
Total return(e)                                                                                    (24.96%)      3.49%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.31% and 1.57% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.


--------------------------------------------------------------------------------
62p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Small Cap Advantage Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                                                         2001       2000(b)
Net asset value, beginning of period                                                                $12.58      $ 9.90
Income from investment operations:
Net investment income (loss)                                                                          (.01)       (.02)
Net gains (losses) (both realized and unrealized)                                                    (2.09)       2.78
Total from investment operations                                                                     (2.10)       2.76
Less distributions:
Distributions from realized gains                                                                     (.35)       (.08)
Net asset value, end of period                                                                      $10.13      $12.58

Ratios/supplemental data
Net assets, end of period (in millions)                                                                $49         $31
Ratio of expenses to average daily net assets(c,d)                                                   1.16%       1.19%(f)
Ratio of net investment income (loss) to average daily net assets                                    (.08%)      (.24%)(f)
Portfolio turnover rate (excluding short-term securities)                                             152%        169%
Total return(e)                                                                                    (16.68%)     28.19%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.26% and 1.43% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.



AXP VP - Stock Fund
--------------------------------------------------------------------------------

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                                         2001(b)
Net asset value, beginning of period                                                                 $9.82
Income from investment operations:
Net investment income (loss)                                                                           .01
Net gains (losses) (both realized and unrealized)                                                     (.30)
Total from investment operations                                                                      (.29)
Less distributions:
Dividends from net investment income                                                                  (.01)
Net asset value, end of period                                                                       $9.52

Ratios/supplemental data
Net assets, end of period (in millions)                                                                 $2
Ratio of expenses to average daily net assets(c,d)                                                   1.10%(f)
Ratio of net investment income (loss) to average daily net assets                                     .90%(f)
Portfolio turnover rate (excluding short-term securities)                                               4%
Total return(e)                                                                                     (2.97%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 11.36% for the period ended Aug. 31, 2001.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.


--------------------------------------------------------------------------------
63p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Strategy Aggressive Fund
--------------------------------------------------------------------------------

Fiscal period ended Aug. 31,                                         2001       2000        1999        1998          1997
Net asset value, beginning of period                               $ 27.82     $16.46      $13.10      $17.17       $16.04
Income from investment operations:
Net investment income (loss)                                           .01        .01         .05         .01          .08
Net gains (losses) (both realized and unrealized)                   (13.01)     13.17        4.36       (2.57)        2.84
Total from investment operations                                    (13.00)     13.18        4.41       (2.56)        2.92
Less distributions:
Dividends from net investment income                                  (.02)        --        (.05)       (.01)        (.08)
Distributions from realized gains                                    (6.51)     (1.82)      (1.00)      (1.49)       (1.71)
Excess distributions from realized gains                                --         --          --        (.01)          --
Total distributions                                                  (6.53)     (1.82)      (1.05)      (1.51)       (1.79)
Net asset value, end of period                                     $  8.29     $27.82      $16.46      $13.10       $17.17

Ratios/supplemental data
Net assets, end of period (in millions)                             $1,815     $4,197      $2,327      $1,976       $2,427
Ratio of expenses to average daily net assets(b)                      .78%       .77%        .67%        .66%         .68%
Ratio of net investment income (loss)
   to average daily net assets                                        .10%       .04%        .31%        .08%         .47%
Portfolio turnover rate (excluding
   short-term securities)                                             166%       143%        207%        176%         218%
Total return(c)                                                    (53.61%)    84.97%      35.27%     (16.40%)      18.60%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of each Fund are contained in the Funds' annual report which, if not included with this prospectus, may be obtained without charge.


--------------------------------------------------------------------------------
64p  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

American Express Variable               (logo)
  Portfolio Funds                       AMERICAN
70100 AXP Financial Center              EXPRESS
Minneapolis, MN 55474


Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919 TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #s:

AXP Variable Portfolio - Blue Chip Advantage Fund                 811-3218
AXP Variable Portfolio - Bond Fund                                811-3219
AXP Variable Portfolio - Capital Resource Fund                    811-3218
AXP Variable Portfolio - Cash Management Fund                     811-3190
AXP Variable Portfolio - Diversified Equity Income Fund           811-4252
AXP Variable Portfolio - Emerging Markets Fund                    811-3218
AXP Variable Portfolio - Equity Select Fund                       811-3218
AXP Variable Portfolio - Extra Income Fund                        811-3219
AXP Variable Portfolio - Federal Income Fund                      811-3219
AXP Variable Portfolio - Global Bond Fund                         811-3219
AXP Variable Portfolio - Growth Fund                              811-3218
AXP Variable Portfolio - International Fund                       811-3218
AXP Variable Portfolio - Managed Fund                             811-4252
AXP Variable Portfolio - New Dimensions Fund                      811-3218
AXP Variable Portfolio - Partners Small Cap Value Fund            811-10383
AXP Variable Portfolio - S&P 500 Index Fund                       811-3218
AXP Variable Portfolio - Small Cap Advantage Fund                 811-3218
AXP Variable Portfolio - Stock Fund                               811-3218
AXP Variable Portfolio - Strategy Aggressive Fund                 811-3218

S-6466-99 U (10/01)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


       AXP(R)Variable Portfolio - Income Series, Inc.
          AXP(R) Variable Portfolio - Bond Fund
          AXP(R) Variable Portfolio - Extra Income Fund
          AXP(R) Variable Portfolio - Federal Income Fund
          AXP(R) Variable Portfolio - Global Bond Fund
       AXP(R) Variable Portfolio - Investment Series, Inc.
          AXP(R) Variable Portfolio - Blue Chip Advantage Fund AXP(R) Variable Portfolio - Capital Resource Fund
          AXP(R) Variable Portfolio - Emerging Markets Fund
          AXP(R) Variable Portfolio - Equity Select Fund
          AXP(R) Variable Portfolio - Growth Fund
          AXP(R) Variable Portfolio - International Fund
          AXP(R) Variable Portfolio - New Dimensions Fund(R)
          AXP(R) Variable Portfolio - S&P 500 Index Fund
          AXP(R) Variable Portfolio - Small Cap Advantage Fund AXP(R) Variable Portfolio - Stock Fund
          AXP(R) Variable Portfolio - Strategy Aggressive Fund AXP(R) Variable Portfolio - Managed Series, Inc.
          AXP(R) Variable Portfolio - Diversified Equity Income Fund AXP(R) Variable Portfolio - Managed Fund
       AXP(R) Variable Portfolio - Money Market Series, Inc.
          AXP(R) Variable Portfolio - Cash Management Fund
       AXP(R) Variable Portfolio - Partners Series, Inc.
          AXP(R) Variable Portfolio - Partners Small Cap Value Fund

          (singularly and collectively, where the context requires, referred to as the Fund)


                                  Oct. 30, 2001

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the Financial Statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express(R) Variable Portfolio Funds, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

TABLE OF CONTENTS

Fundamental Investment Policies                                        p.  3

Investment Strategies and Types of Investments                         p. 12
Information Regarding Risks and Investment Strategies                  p. 21
Security Transactions                                                  p. 35
Brokerage Commissions Paid to Brokers Affiliated with IDS Life         p. 40
Performance Information                                                p. 41
Valuing Fund Shares                                                    p. 43
Selling Shares                                                         p. 44
Capital Loss Carryover                                                 p. 45
Taxes                                                                  p. 45
Agreements                                                             p. 45
Organizational Information                                             p. 58
Board Members and Officers                                             p. 60
Compensation for Board Members                                         p. 61
Independent Auditors                                                   p. 65
Appendix A: Description of Money Market Securities                     p. 66
Appendix B: Description of Ratings                                     p. 67
Appendix C: Additional Information About the Index                     p. 70

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Fundamental Investment Policies

Throughout this SAI, the funds are referred to as follows:

AXP Variable Portfolio - Blue Chip Advantage Fund (Blue Chip Advantage)
AXP Variable Portfolio - Bond Fund (Bond)
AXP Variable Portfolio - Capital Resource Fund (Capital Resource)
AXP Variable Portfolio - Cash Management Fund (Cash Management)
AXP Variable Portfolio - Diversified Equity Income Fund (Diversified Equity
                         Income)
AXP Variable Portfolio - Emerging Markets Fund (Emerging Markets)

AXP Variable Portfolio - Equity Select Fund (Equity Select)

AXP Variable Portfolio - Extra Income Fund (Extra Income)
AXP Variable Portfolio - Federal Income Fund (Federal Income) AXP Variable Portfolio - Global Bond Fund (Global Bond)
AXP Variable Portfolio - Growth Fund (Growth)
AXP Variable Portfolio - International Fund (International) AXP Variable Portfolio - Managed Fund (Managed)
AXP Variable Portfolio - New Dimensions Fund (New Dimensions)

AXP Variable Portfolio - Partners Small Cap Value Fund (Partners Small Cap
                         Value)

AXP Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
AXP Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage)

AXP Variable Portfolio - Stock Fund (Stock)

AXP Variable Portfolio - Strategy Aggressive Fund (Strategy Aggressive)

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

Blue Chip Advantage
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o  Issue senior securities, except as permitted under the 1940 Act.
o  Lend Fund securities in excess of 30% of its net assets.
o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Bond
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.


Capital Resource
o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o  Lend Fund securities in excess of 30% of its net assets.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Cash Management
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.
o  Buy on margin or sell short.
o Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

o Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.
o  Lend Fund securities in excess of 30% of its net assets, at market value.
o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.
o Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. governement or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Diversified Equity Income
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o  Issue senior securities, except as permitted under the 1940 Act.
o  Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


Emerging Markets
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.
o  Issue senior securities, except as permitted under the 1940 Act.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------


Equity Select
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.
o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o  Lend Fund securities in excess of 30% of its net assets.


Extra Income
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.
o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


Federal Income
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
o Purchase more than 10% of the outstanding voting securities of an issuer.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.
o  Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


Global Bond
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.
o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.


Growth
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o  Issue senior securities, except as permitted under the 1940 Act

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o Lend Fund securities in excess of 30% of its net assets.

International
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.
o  Lend Fund securities in excess of 30% of its net assets.
o  Issue senior securities, except as permitted under the 1940 Act.


Managed
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.
o  Lend Fund securities in excess of 30% of its net assets.
o  Issue senior securities, except as permitted under the 1940 Act.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

New Dimensions
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.
o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.


Partners Small Cap Value
o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o  Issue senior securities, except as permitted under the 1940 Act.
o  Lend Fund securities in excess of 30% of its net assets.

S&P 500 Index

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------


o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.
o  Lend Fund securities in excess of 30% of its net assets.
o  Issue senior securities, except as permitted under the 1940 Act.

Small Cap Advantage
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o  Issue senior securities, except as permitted under the 1940 Act.
o  Lend Fund securities in excess of 30% of its net assets.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------


Stock
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.
o  Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o  Lend Fund securities in excess of 30% of its net assets.


Strategy Aggressive
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.
o  Lend Fund securities in excess of 30% of its net assets.
o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Investment Strategies and Types Of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies & types of investments:                                  Allowable for the Fund?


                                                                                                              Diversified
                                                   Blue Chip                     Capital          Cash          Equity
                                                    Advantage        Bond        Resource      Management       Income

Agency and Government Securities                      yes            yes            yes           yes            yes
Borrowing                                             yes            yes            yes           yes            yes
Cash/Money Market Instruments                         yes            yes            yes           yes            yes
Collateralized Bond Obligations                       yes            yes            yes            no            yes
Commercial Paper                                      yes            yes            yes           yes            yes
Common Stock                                          yes            yes            yes            no            yes
Convertible Securities                                yes            yes            yes            no            yes
Corporate Bonds                                       yes            yes            yes            no            yes
Debt Obligations                                      yes            yes            yes           yes            yes
Depositary Receipts                                   yes            yes            yes            no            yes
Derivative Instruments                                yes            yes            yes            no            yes
Foreign Currency Transactions                         yes            yes            yes            no            yes
Foreign Securities                                    yes            yes            yes           yes            yes
High-Yield (High-Risk) Securities (Junk Bonds)         no            yes            yes            no            yes
Illiquid and Restricted Securities                    yes            yes            yes            no            yes
Indexed Securities                                    yes            yes            yes            no            yes
Inverse Floaters                                       no            yes             no            no             no
Investment Companies                                  yes            yes            yes           yes            yes
Lending of Portfolio Securities                       yes            yes            yes           yes            yes
Loan Participations                                   yes            yes            yes            no            yes
Mortgage- and Asset-Backed Securities                  no            yes            yes           yes            yes
Mortgage Dollar Rolls                                  no            yes             no            no             no
Municipal Obligations                                 yes            yes            yes            no            yes
Preferred Stock                                       yes            yes            yes            no            yes
Real Estate Investment Trusts                         yes            yes            yes            no            yes
Repurchase Agreements                                 yes            yes            yes           yes            yes
Reverse Repurchase Agreements                         yes            yes            yes           yes            yes
Short Sales                                            no             no             no            no             no
Sovereign Debt                                        yes            yes            yes           yes            yes
Structured Products                                   yes            yes            yes            no            yes
Variable- or Floating-Rate Securities                 yes            yes            yes           yes            yes
Warrants                                              yes            yes            yes            no            yes
When-Issued Securities                                yes            yes            yes            no            yes
Zero-Coupon, Step-Coupon,
   and Pay-in-Kind Securities                         yes            yes            yes            no            yes


American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Investment strategies & types of investments:                              Allowable for the Fund?

                                                    Emerging        Equity         Extra        Federal         Global
                                                     Markets        Select        Income         Income          Bond
Agency and Government Securities                      yes            yes            yes           yes            yes
Borrowing                                             yes            yes            yes           yes            yes
Cash/Money Market Instruments                         yes            yes            yes           yes            yes
Collateralized Bond Obligations                       yes            yes            yes           yes            yes
Commercial Paper                                      yes            yes            yes           yes            yes
Common Stock                                          yes            yes            yes            no            yes
Convertible Securities                                yes            yes            yes            no            yes
Corporate Bonds                                       yes            yes            yes           yes            yes
Debt Obligations                                      yes            yes            yes           yes            yes
Depositary Receipts                                   yes            yes            yes            no            yes
Derivative Instruments                                yes            yes            yes           yes            yes
Foreign Currency Transactions                         yes            yes            yes            no            yes
Foreign Securities                                    yes            yes            yes           yes            yes
High-Yield (High-Risk) Securities (Junk Bonds)        yes             no            yes            no            yes
Illiquid and Restricted Securities                    yes            yes            yes           yes            yes
Indexed Securities                                    yes            yes            yes           yes            yes
Inverse Floaters                                       no             no            yes           yes            yes
Investment Companies                                  yes            yes            yes           yes            yes
Lending of Portfolio Securities                       yes            yes            yes           yes            yes
Loan Participations                                   yes            yes            yes           yes            yes
Mortgage- and Asset-Backed Securities                 yes            yes            yes           yes            yes
Mortgage Dollar Rolls                                  no             no            yes           yes            yes
Municipal Obligations                                 yes            yes            yes           yes            yes
Preferred Stock                                       yes            yes            yes            no            yes
Real Estate Investment Trusts                         yes            yes            yes           yes            yes
Repurchase Agreements                                 yes            yes            yes           yes            yes
Reverse Repurchase Agreements                         yes            yes            yes           yes            yes
Short Sales                                            no             no             no           yes             no
Sovereign Debt                                        yes            yes            yes           yes            yes
Structured Products                                   yes            yes            yes           yes            yes
Variable- or Floating-Rate Securities                 yes            yes            yes           yes            yes
Warrants                                              yes            yes            yes           yes            yes
When-Issued Securities                                yes            yes            yes           yes            yes
Zero-Coupon, Step-Coupon,
   and Pay-in-Kind Securities                         yes            yes            yes           yes            yes


American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Investment strategies & types of investments:                                   Allowable for the Fund?

                                                                                                               Partners
                                                                                                  New            Small
                                                     Growth      International    Managed      Dimensions      Cap Value
Agency and Government Securities                      yes            yes            yes           yes            yes
Borrowing                                             yes            yes            yes           yes            yes
Cash/Money Market Instruments                         yes            yes            yes           yes            yes
Collateralized Bond Obligations                       yes            yes            yes           yes             no
Commercial Paper                                      yes            yes            yes           yes            yes
Common Stock                                          yes            yes            yes           yes            yes
Convertible Securities                                yes            yes            yes           yes            yes
Corporate Bonds                                       yes            yes            yes           yes            yes
Debt Obligations                                      yes            yes            yes           yes            yes
Depositary Receipts                                   yes            yes            yes           yes            yes
Derivative Instruments                                yes            yes            yes           yes            yes
Foreign Currency Transactions                         yes            yes            yes           yes            yes
Foreign Securities                                    yes            yes            yes           yes            yes
High-Yield (High-Risk) Securities (Junk Bonds)         no             no            yes           yes            yes
Illiquid and Restricted Securities                    yes            yes            yes           yes            yes
Indexed Securities                                    yes            yes            yes           yes            yes
Inverse Floaters                                       no             no            yes            no             no
Investment Companies                                  yes            yes            yes           yes            yes
Lending of Portfolio Securities                       yes            yes            yes           yes            yes
Loan Participations                                   yes            yes            yes           yes             no
Mortgage- and Asset-Backed Securities                 yes            yes            yes           yes            yes
Mortgage Dollar Rolls                                  no             no            yes            no             no
Municipal Obligations                                 yes            yes            yes           yes            yes
Preferred Stock                                       yes            yes            yes           yes            yes
Real Estate Investment Trusts                         yes            yes            yes           yes            yes
Repurchase Agreements                                 yes            yes            yes           yes            yes
Reverse Repurchase Agreements                         yes            yes            yes           yes            yes
Short Sales                                            no             no             no            no             no
Sovereign Debt                                        yes            yes            yes           yes             no
Structured Products                                   yes            yes            yes           yes            yes
Variable- or Floating-Rate Securities                 yes            yes            yes           yes            yes
Warrants                                              yes            yes            yes           yes            yes
When-Issued Securities                                yes            yes            yes           yes            yes
Zero-Coupon, Step-Coupon,
   and Pay-in-Kind Securities                         yes            yes            yes           yes            yes


American Express Variable Portfolio Funds
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
Investment strategies & types of investments:                                   Allowable for the Fund?

                                                                    S&P 500     Small Cap                      Strategy
                                                                     Index       Advantage        Stock       Aggressive
Agency and Government Securities                                     yes            yes           yes            yes
Borrowing                                                            yes            yes           yes            yes
Cash/Money Market Instruments                                        yes            yes           yes            yes
Collateralized Bond Obligations                                      yes             no           yes            yes
Commercial Paper                                                     yes            yes           yes            yes
Common Stock                                                         yes            yes           yes            yes
Convertible Securities                                               yes            yes           yes            yes
Corporate Bonds                                                      yes            yes           yes            yes
Debt Obligations                                                     yes            yes           yes            yes
Depositary Receipts                                                  yes            yes           yes            yes
Derivative Instruments                                               yes            yes           yes            yes
Foreign Currency Transactions                                        yes            yes           yes            yes
Foreign Securities                                                   yes            yes           yes            yes
High-Yield (High-Risk) Securities (Junk Bonds)                        no             no           yes            yes
Illiquid and Restricted Securities                                   yes            yes           yes            yes
Indexed Securities                                                   yes            yes           yes            yes
Inverse Floaters                                                      no             no            no             no
Investment Companies                                                 yes            yes           yes            yes
Lending of Portfolio Securities                                      yes            yes           yes            yes
Loan Participations                                                  yes             no           yes            yes
Mortgage- and Asset-Backed Securities                                 no             no           yes            yes
Mortgage Dollar Rolls                                                 no             no            no             no
Municipal Obligations                                                yes            yes           yes            yes
Preferred Stock                                                      yes            yes           yes            yes
Real Estate Investment Trusts                                        yes            yes           yes            yes
Repurchase Agreements                                                yes            yes           yes            yes
Reverse Repurchase Agreements                                        yes            yes           yes            yes
Short Sales                                                          yes             no            no             no
Sovereign Debt                                                       yes             no           yes            yes
Structured Products                                                  yes            yes           yes            yes
Variable- or Floating-Rate Securities                                yes            yes           yes            yes
Warrants                                                             yes            yes           yes            yes
When-Issued Securities                                               yes            yes           yes            yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                 yes            yes           yes            yes

                                      -15-

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American Express Variable Portfolio Funds
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The following are guidelines that may be changed by the board at any time:

Blue Chip Advantage

o Under normal market conditions, at least 80% of the Fund's net assets are invested in blue chip stocks. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o The Fund may invest up to 20% of its total assets in foreign investments included in the market index.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.
o  The Fund will not invest in a company to control or manage it.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Bond

o Under normal market conditions, at least 80% of the Fund's net assets will be invested in bonds. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o At least 50% of the Fund's net assets will be invested in bonds rated investment - grade, unrated corporate bonds that are believed to be of investment grade quality, and government bonds.
o  The Fund may invest up to 25% of its total assets in foreign investments.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Capital Resource
o  The Fund may invest up to 25% of its total assets in foreign investments.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.
o  The Fund will not invest in a company to control or manage it.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Cash Management
o  The Fund may invest up to 25% of its total assets in foreign investments.
o  The Fund will not invest in securities that are not readily marketable.
o The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.

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American Express Variable Portfolio Funds
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Diversified Equity Income

o Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 20% of the Fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.
o  The Fund may invest up to 25% of its total assets in foreign investments.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.
o  The Fund will not invest in a company to control or manage it.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Emerging Markets

o Under normal market conditions, at least 80% of the Fund's net assets will be invested in emerging market equity securities of at least three different countries. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o  The Fund may invest up to 20% of its net assets in bonds.
o The Fund may invest up to 10% of its net assets in bonds rated below investment grade, including Brady bonds.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.
o The Fund will not invest in a company to control or manage it.


Equity Select
o Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.
o The Fund only invests in bonds given the four highest ratings by Moody's Investors Service, Inc. or by Standard & Poor's Corporation or in bonds of comparable quality in the judgment of the investment manager.
o  The Fund may invest up to 25% of its total assets in foreign investments.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.
o  The Fund will not invest in a company to control or manage it.

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American Express Variable Portfolio Funds
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Extra Income

o Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.
o  The Fund may invest up to 25% of its total assets in foreign investments.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.
o  The Fund will not invest in a company to control or manage it.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.


Federal Income

o Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and otherinstruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin, but it may make margin payments in connection with interest rate futures contracts.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.
o  The Fund will not invest in a company to control or manage it.

Global Bond

o Under normal market conditions, at least 80% of the Fund's net assets will be investment - grade corporate or government debt securities, including money market instruments, of issuers located in at least three different countries. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o The Fund may not purchase debt securities rated lower than B by Moody's Investors Service Inc. or the equivalent.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in futures contracts.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.
o  The Fund will not invest in a company to control or manage it.

Growth
o  The Fund will not invest in bonds rated below investment grade.
o  The Fund may invest up to 25% of its total assets in foreign investments.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.
o  The Fund will not invest in a company to control or manage it.

American Express Variable Portfolio Funds
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International
o Under normal market conditions, at least 65% of the Fund's total assets will be invested in common stocks or securities convertible into common stocks of issuers invested in at least three foreign countries.
o Normally, investments in U.S. issuers generally will constitute less than 20% of the Fund's portfolio.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.
o  The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its assets in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission.


Managed
o Under normal market conditions, the Fund invests at least 50% of its total assets in common stocks.
o  The Fund may invest up to 25% of its total assets in foreign investment.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.
o  The Fund will not invest in a company to control or manage it.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.

New Dimensions
o  The Fund may invest up to 30% of its total assets in foreign investments.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in stock index futures contracts.
o The Fund will not invest more than 10% of its assets in securities of investment companies.
o  The Fund will not invest in a company to control or manage it.


Partners Small Cap Value
o Under normal market conditions, at least 80% of the Fund's net assets are invested in small capitalization companies with market capitalization of less than $2 billion, and in micro capitalization companies with market capitalization of less than $400 million, in each case, at the time of initial investment. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.
o The Fund will not make additional investments while any borrowing remains outstanding.

American Express Variable Portfolio Funds
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S&P 500 Index
o Under normal maket conditions, at least 80% of the Fund's net assets are invested in securities that are contained in the S&P 500 Index. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in futures contracts.

For additional information about the Index, see Appendix C.

Small Cap Advantage

o Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of small companies. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.


Stock
o Under normal market conditions, at least 80% of the Fund's net assets will be invested in common stocks and securities convertible into common stock of U.S. and foreign companies. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.
o The Fund will not invest more than 5% of its net assets in bonds below investment grade.
o The Fund will not purchase securities rated below C by Moody's Investors Service, Inc. or Standard & Poor's Corporation or the equivalent.
o  The Fund may invest up to 25% of its total assets in foreign investments.
o No more than 5% of the Fund's net assets can be used at any one time for god faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not invest more than 10% of its net assets in securities of investment companies.
o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.
o  The Fund will not invest in a company to control or manage it.


Strategy Aggressive

o Under normal market conditions, at least 65% of the fund's total assets are invested in equity securities.

o  The Fund may invest up to 25% of its total assets in foreign investments.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell securities short, except the Fund may enter into stock index futures contracts.
o The Fund will not invest more than 10% of its total assets in the securities of investment companies.
o  The Fund will not invest in a company to control or manage it.

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American Express Variable Portfolio Funds
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Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):


Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."


Company Risk
The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests largely determines the Fund's long-term performance.


Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

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American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk
Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk
Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk
The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk
The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES
The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

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American Express Variable Portfolio Funds
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Borrowing
The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments
The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.


See appendix A and appendix B for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.


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Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.


The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)


Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See appendix B for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.


See appendix B for a discussion of securities ratings.


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.


Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

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Futures Contracts. A futures contract is a sales contract between a buyer
(holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.



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Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.


Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.



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The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.


As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.


Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.


As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

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All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.


Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have

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compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)
High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.


See appendix B for a discussion of securities ratings. (See also Debt Obligations.)


The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.


All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.


Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

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Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters
Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies
The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.


Lending of Portfolio Securities
The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

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Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls
Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."




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General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts
Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.


Repurchase Agreements
The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.



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Reverse Repurchase Agreements
In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products
Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.


Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.



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Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.


When-Issued Securities and Forward Commitments
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.


Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

Security Transactions

Subject to policies set by the board, IDS Life Insurance Company (IDS Life) is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, IDS Life has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. IDS Life intends to direct American Express Financial Corporation (AEFC) to execute trades and negotiate commissions on its behalf. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker. These services are covered by the Investment Advisory Agreement between IDS Life and AEFC. When AEFC acts on IDS Life's behalf for the Fund, it follows the guidelines stated below.

The Fund, AEFC, any subadviser and IDS Life each have a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.


The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's or AEFC's overall responsibilities with respect to the Fund and the other funds for which they act as investment managers.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. IDS Life has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life and AEFC in providing advice to all the funds and accounts advised by IDS Life and AEFC even though it is not possible to relate the benefits to any particular fund.


Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by IDS Life, AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.


On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

For fiscal periods noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.


                                    Aug. 31, 2001       Aug. 31, 2000      Aug. 31, 1999
Blue Chip Advantage(a)                $   178,230         $    89,774                N/A
Bond                                       52,128              47,482         $   63,860
Capital Resource                        5,590,232           5,671,309          6,309,750
Cash Management                                 0                   0                  0
Diversified Equity Income(a)              111,989              25,904                N/A
Emerging Markets(b)                        56,106              15,512                N/A
Equity Select(c)                            6,092                 N/A                N/A
Extra Income                                4,625               8,078              1,293
Federal Income(a)                           1,580               1,160                N/A
Global Bond                                   100                   0                  0
Growth(a)                                 132,591              70,141                N/A
International                          17,900,237          10,996,932          8,124,560
Managed                                 3,759,560           2,320,496          2,953,255
New Dimensions                          2,590,090           2,155,713          1,277,847
Partners Small Cap Value(d)                     0                 N/A                N/A
S&P 500 Index(b)                           28,807               5,307                N/A
Small Cap Advantage(a)                    140,344              45,677                N/A
Stock(e)                                    1,179                 N/A                N/A
Strategy Aggressive                     5,402,114           3,542,181          5,889,467

(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(d) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(e) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

In fiscal period 2001, the following transactions and commissions were specifically directed to firms in exchange for research services:

                                 Transactions of shares      Commissions
Blue Chip Advantage                            --             $    --
Bond                                           --                  --
Capital Resource                          450,000              27,000
Cash Management                                --                  --
Diversified Equity Income                      --                  --
Emerging Markets                               --                  --
Equity Select(a)                               --                  --
Extra Income                                   --                  --
Federal Income                                 --                  --
Global Bond                                    --                  --
Growth                                         --                  --
International                                  --                  --
Managed                                 1,971,400             108,284
New Dimensions                                 --                  --
Partners Small Cap Value(b)                    --                  --
S&P 500 Index                                  --                  --
Small Cap Advantage                            --                  --
Stock(c)                                       --                  --
Strategy Aggressive                       424,800              21,737

(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

As of the end of the most recent fiscal period, Emerging Markets, Federal Income, Global Bond and International held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------


As of the end of the most recent fiscal period, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                                          Value of securities
Fund                                Name of Issuer                    owned at end of fiscal period

Blue Chip Advantage                 Bank of America                          $ 1,237,637
                                    FleetBoston Financial                        712,145
                                    Lehman Brothers Holdings                     414,908
Bond                                Bank of America                            7,552,860
                                    E*TRADE Group                              1,918,354
                                    FleetBoston Financial                     12,287,175
                                    Goldman Sachs Group                       12,400,500
                                    LaBranche                                  4,670,157
                                    Legg Mason                                 4,285,008
                                    Salomon Smith Barney                      10,975,810
Capital Resource                    Bank of America                           49,200,000
                                    Merrill Lynch                             15,480,000
                                    Morgan Stanley                            16,005,000
Cash Management                     Bank of America                           26,261,460
                                    Bear Stearns                               3,000,000
                                    Goldman Sachs Group                       38,629,234
                                    Morgan Stanley                             2,182,119
Diversified Equity Income           FleetBoston Financial                      1,246,069
                                    J.P. Morgan Chase                            724,960
                                    Lehman Brothers Holdings                   3,789,514
                                    Morgan Stanley                             2,089,613
Equity Select                       Legg Mason                                   213,714
Extra Income                        LaBranche                                  6,060,187
Growth                              Merrill Lynch                              3,984,913
Managed                             Bank of America                           50,704,003
                                    E*TRADE Group                              1,430,746
                                    LaBranche                                  2,827,321
                                    Merrill Lynch                             10,320,000
                                    Morgan Stanley                            66,270,627
New Dimensions                      Bank of America                           70,927,950
                                    Morgan Stanley                            86,052,483
Partners Small Cap Value            E*TRADE Group                                 99,200
S&P 500 Index                       American Express                             259,238
                                    Bank of America                              530,377
                                    Bear Stearns Companies                        29,487
                                    FleetBoston Financial                        214,608
                                    J.P. Morgan Chase                            420,831
                                    Lehman Brothers Holdings                      87,052
                                    Merrill Lynch                                233,026
                                    Morgan Stanley                               319,406
                                    PNC Financial Services Group                 103,547
                                    Schwab (Charles)                              92,914



American Express Variable Portfolio Funds
-------------------------------------------------------------------------------



                                                                          Value of securities
Fund                                Name of Issuer                    owned at end of fiscal period

Small Cap Advantage                 Jeffries Group                           $   153,180
                                    Raymond James Financial                      254,880
Stock                               Bank of America                               37,700
                                    FleetBoston Financial                         20,551
Strategy Aggressive                 Lehman Brothers Holdings                  10,517,130
                                    Salomon Smith Barney                       6,497,364

The Fund's portfolio turnover rate indicates changes in its portfolio of securities and will vary from year to year. The Fund may experience relatively higher portfolio turnover than normal during a period of rapid asset growth if smaller positions acquired in connection with portfolio diversification requirements are replaced by larger positions. Relatively greater portfolio turnover often occurs in the early years of a fund's operation since it is more difficult for new funds to establish meaningful portfolio positions as quickly and efficiently as a more seasoned fund. For S&P 500 Index higher portfolio turnover rate can be attributed to the Fund's asset growth and use of S&P 500 Depositary Receipts to remain fully invested.


The portfolio turnover rates for the two most recent fiscal periods were as follows:

                                     Aug. 31, 2001      Aug. 31, 2000
Blue Chip Advantage                      124%              226%
Bond                                     122                70
Capital Resource                          62                52
Diversified Equity Income                 68                53
Emerging Markets                         203                37
Equity Select(a)                          19               N/A
Extra Income                              86                63
Federal Income                            95                67
Global Bond                               34                50
Growth                                    41                17
International                            278               118
Managed                                   63                49
New Dimensions                            27                28
Partners Small Cap Value(b)                0               N/A
S&P 500 Index                            137                44
Small Cap Advantage                      152               169
Stock(c)                                   4               N/A
Strategy Aggressive                      166               143

(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Brokerage Commissions Paid to Brokers Affiliated with IDS Life

Affiliates of American Express Company (of which IDS Life is a wholly-owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. IDS Life will use an American Express affiliate only if (i) IDS Life determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


Information about brokerage commissions paid by the Fund for the last three fiscal periods to brokers affiliated with the Advisor is contained in the following table:

As of the end of fiscal period                                     2001                              2000                1999
                                                                               Percent of
                                                                            aggregate dollar
                                                                                amount of
                                           Aggregate dollar    Percent of     transactions      Aggregate dollar    Aggregate dollar
                                               amount of        aggregate       involving           amount of           amount of
                             Nature of        commissions       brokerage      payment of          commissions         commissions
Fund           Broker       affiliation     paid to broker     commissions     commissions       paid to broker      paid to broker

Blue Chip      American     Wholly-owned       $      0            0.00%          0.00%           $    183            $      0
  Advantage    Enterprise   subsidiary of
               Investment   the advisor
               Services Inc.

Capital Resource                                603,162           10.79          22.46             800,594             582,267
Diversified Equity
  Income                                              0            0.00           0.00                  87                   0
Growth                                              441            0.33           0.15                 132                   0
Manged                                          186,633            4.96          11.38             172,988             215,973
New Dimensions                                   29,262            1.13           1.46              68,268             165,340
Small Cap Advantage                                   0            0.00           0.00               1,188                   0
Strategy Aggressive                             146,170            2.71           4.74             198,000             203,181


American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Performance Information

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                    P(1+T)(to the power of)n = ERV

where:     P =  a hypothetical initial payment of $1,000
           T =  average annual total return
           n =  number of years
         ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN
The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                                     ERV - P
                                     -------
                                        p

where:     P =  a hypothetical initial payment of $1,000
         ERV =  ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)


The total return of the S&P 500 Index is calculated by several sources. Blue Chip Advantage will use the total return as calculated by Standard & Poor's Corporation (S&P) to measure the U.S. stock market. The total return is calculated by adding dividend income to price appreciation. Total return on the S&P 500 Index is determined by reinvesting cash dividends paid on stocks on the ex-dividend date -- that is, the date on or after which a sale of stock does not carry with it the right to a dividend already declared. S&P also makes adjustments for special dividends, such as stock dividends. The percentage changes for the indexes other than the S&P 500 Index reflect reinvestment of all distributions on a quarterly basis and changes in market prices. The percentage changes for all the indexes exclude brokerage commissions or other fees. By comparison, the Fund will incur such fees and other expenses.


ANNUALIZED YIELD
Bond, Diversified Equity Income, Extra Income, Federal Income and Global Bond may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                  Yield = 2[(a - b + 1)(to the power of)6 - 1]
                             -----
                              cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period


Bond's annualized yield was 5.64%, Diversified Equity Income's was 3.81%, Extra Income's was 9.65%, Federal Income's was 4.27% and Global Bond's was 4.27% for the 30-day period ended Aug. 31, 2001.


The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to Fund's shareholders are reflected in the distribution yield.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

DISTRIBUTION YIELD
Distribution yield is calculated according to the following formula:

                                   D  x  F = DY
                                  ---   ---
                                  NAV    30

where:     D =  sum of dividends for 30 day period
         NAV =  beginning of period net asset value
           F =  annualizing factor
          DY =  distribution yield


Bond's distribution yield was 5.70%, Diversified Equity Income's was 3.72%, Extra Income's was 9.54%, Federal Income's was 4.31% and Global Bond's was 4.38% for the 30-day period ended Aug. 31, 2001.

Cash Management calculates annualized simple and compound yields based on a seven-day period.


The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven day period + 1) x (365/7) - 1


Cash Management's simple annualized yield was 3.12% and its compound yield was 3.17% for the seven days ended Aug 31, 2001, the last business day of the Fund's fiscal year.


Yield, or rate of return, on Cash Management shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Valuing Fund Shares


As of the end of the most recent fiscal period, the computation looked like this:

Fund                           Net assets                     Shares outstanding         Net asset value of one share

Blue Chip Advantage           $   80,945,959     divided by         9,945,879       equals        $ 8.14
Bond                           1,626,120,064                      153,201,247                      10.61
Capital Resource               3,270,280,520                      156,711,623                      20.87
Cash Management                1,063,379,754                    1,063,726,503                       1.00
Diversified Equity Income        105,510,290                       10,343,660                      10.20
Emerging Markets                   5,704,309                          854,139                       6.68
Equity Select                     13,620,710                        1,423,505                       9.57
Extra Income                     608,922,314                       89,127,947                       6.83
Federal Income                   106,475,164                       10,295,777                      10.34
Global Bond                      191,469,815                       19,623,465                       9.76
Growth                           176,904,704                       27,311,948                       6.48
International                  1,309,912,516                      156,079,255                       8.39
Managed                        3,759,065,474                      245,715,128                      15.30
New Dimensions                 3,892,327,960                      251,337,037                      15.49
Partners Small Cap Value           4,784,943                          486,421                       9.84
S&P 500 Index                     55,902,074                        7,247,334                       7.71
Small Cap Advantage               49,230,146                        4,857,476                      10.13
Stock                              1,984,080                          208,365                       9.52
Strategy Aggressive            1,814,509,412                      218,906,628                       8.29


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.
o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.
o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.
o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.
o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.
o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.
o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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American Express Variable Portfolio Funds
-------------------------------------------------------------------------------


Cash Management intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.


o Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.


In addition, Cash Management must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The Fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.

In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Cash Management's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The variable accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.


Selling Shares

The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to sell shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or
o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or
o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

REJECTION OF BUSINESS
The Fund reserves the right to reject any business, in its sole discretion.

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American Express Variable Portfolio Funds
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Capital Loss Carryover

For federal income tax purposes, Blue Chip Advantage, Bond, Emerging Markets, Equity Select, Extra Income, Global Bond, Growth, International, New Dimensions, S&P 500 Index, Small Cap Advantage, Stock and Strategy Aggressive had total capital loss carryovers of $14,103,510, $117,820,101, $1,798,853, $15,572,
$157,254,819, $6,990,665, $49,827,348, $517,628,188, $260,168,215, $542,347,
$1,999,380, $6,881 and $734,114,311, respectively, at the end of the most recent fiscal period, that if not offset by subsequent capital gains will expire as follows:

Fund                                2007              2008             2009              2010

Blue Chip Advantage          $         0       $    21,038     $  2,524,274      $ 11,558,198
Bond                          14,566,694        52,158,845       47,894,894         3,199,668
Emerging Markets                       0            31,298          322,100         1,445,455
Equity Select                          0                 0           15,572                 0
Extra Income                   6,538,287        30,163,085       40,154,779        80,398,668
Global Bond                      938,847         3,742,801        1,192,501         1,116,516
Growth                                 0             5,782        7,126,550        42,695,016
International                          0                 0                0       517,628,188
New Dimensions                         0                 0                0       260,168,215
S&P 500 Index                          0                 0          220,844           321,503
Small Cap Advantage                    0                 0        1,113,514           885,866
Stock                                  0                 0            6,881                 0
Strategy Aggressive                    0                 0      124,275,882       609,838,429

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT
IDS Life, a wholly-owned subsidiary of AEFC, is the investment manager for the Fund. Under the Investment Management Services Agreement, IDS Life, subject to the policies set by the board, provides investment management services.

For its services, IDS Life is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

Blue Chip Advantage
Assets (billions)               Annual rate at each asset level
First   $0.50                              0.560%
Next     0.50                              0.545
Next     1.00                              0.530
Next     1.00                              0.515
Next     3.00                              0.500
Over     6.00                              0.470


Bond

Assets (billions)               Annual rate at each asset level
First   $1.00                              0.610%
Next     1.00                              0.595
Next     1.00                              0.580
Next     3.00                              0.565
Next     3.00                              0.550
Over     9.00                              0.535

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American Express Variable Portfolio Funds
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Capital Resource
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.630%
Next     1.00                              0.615
Next     1.00                              0.600
Next     3.00                              0.585
Over     6.00                              0.570

Cash Management
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.510%
Next     0.50                              0.493
Next     0.50                              0.475
Next     0.50                              0.458
Over     2.50                              0.440

Diversified Equity Income
Assets (billions)               Annual rate at each asset level
First   $0.50                              0.560%
Next     0.50                              0.545
Next     1.00                              0.530
Next     1.00                              0.515
Next     3.00                              0.500
Over     6.00                              0.470

Emerging Markets
Assets (billions)               Annual rate at each asset level
First   $0.25                              1.170%
Next     0.25                              1.155
Next     0.25                              1.140
Next     0.25                              1.125
Next     1.00                              1.110
Over     2.00                              1.095


Equity Select
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.650%
Next     0.25                              0.635
Next     0.25                              0.620
Next     0.25                              0.605
Next     1.00                              0.590
Next     1.00                              0.575
Over     3.00                              0.560


Extra Income
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.620%
Next     1.00                              0.605
Next     1.00                              0.590
Next     3.00                              0.575
Next     3.00                              0.560
Over     9.00                              0.545

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American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Federal Income
Assets (billions)               Annual rate at each asset level
First  $1.00                               0.610%
Next     1.00                              0.595
Next     1.00                              0.580
Next     3.00                              0.565
Next     3.00                              0.550
Over     9.00                              0.535

Global Bond
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.840%
Next     0.25                              0.825
Next     0.25                              0.810
Next     0.25                              0.795
Over     1.00                              0.780

Growth
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.630%
Next     1.00                              0.615
Next     1.00                              0.600
Next     3.00                              0.585
Over     6.00                              0.570

International
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.870%
Next     0.25                              0.855
Next     0.25                              0.840
Next     0.25                              0.825
Next     1.00                              0.810
Over     2.00                              0.795

Managed
Assets (billions)               Annual rate at each asset level
First   $0.50                              0.630%
Next     0.50                              0.615
Next     1.00                              0.600
Next     1.00                              0.585
Next     3.00                              0.570
Over     6.00                              0.550

New Dimensions
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.630%
Next     1.00                              0.615
Next     1.00                              0.600
Next     3.00                              0.585
Over     6.00                              0.570

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American Express Variable Portfolio Funds
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Partners Small Cap Value
Assets (billions)               Annual rate at each asset level
First   $0.25                              1.020%
Next     0.25                              1.000
Next     0.25                              0.980
Next     0.25                              0.960
Next     1.00                              0.940
Over     2.00                              0.920


S&P 500 Index
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.290%
Next     1.00                              0.280
Next     3.00                              0.270
Over     5.00                              0.260

Small Cap Advantage
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.790%
Next     0.25                              0.770
Next     0.25                              0.750
Next     0.25                              0.730
Next     1.00                              0.710
Over     2.00                              0.650


Stock
Assets (billions)               Annual rate at each asset level
First   $0.50                              0.560%
Next     0.50                              0.545
Next     1.00                              0.530
Next     1.00                              0.515
Next     3.00                              0.500
Over     6.00                              0.470


Strategy Aggressive
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.650%
Next     0.25                              0.635
Next     0.25                              0.620
Next     0.25                              0.605
Next     1.00                              0.590
Over     2.00                              0.575


For Blue Chip Advantage, Diversified Equity Income, Emerging Markets, Equity Select, Growth, Partners Small Cap Value, Small Cap Advantage and Stock, before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be calculated using the percentage point difference between the change in the net asset value of one share of the Fund and the change in the (i) Lipper Large-Cap Core Index for Blue Chip Advantage, (ii) Lipper Equity Income Fund Index for Diversified Equity Income, (iii) Lipper Emerging Markets Fund Index for Emerging Markets, (iv) Lipper Multi-Cap Growth Index for Equity Select, (v) Lipper Growth Fund Index for Growth, (vi) Lipper Small-Cap Value Funds Index for Partners Small Cap Value, (vii) the Lipper Small Cap Core Funds Index for Small Cap Advantage and
(viii) Lipper Large-Cap Core Index for Stock. The performance of one share of the Fund is measured by computing the percentage difference between the opening and closing net asset value of one share of the Fund, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions which are treated as reinvested at the end of the month during which the distribution was made. The performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index),

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American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the calculation to help assure that incentive adjustments are attributable to AEFC's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number will be multiplied times the Fund's average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.


Where the Fund's share performance exceeds that of the Index, the base fee will be increased. Where the performance of the Index exceeds the performance of the Fund's shares, the base fee will be decreased. For Blue Chip Advantage, Diversified Equity Income and Stock, the maximum monthly increase or decrease will be 0.08% of each Fund's average net assets on an annual basis. For Emerging Markets, Equity Select, Growth, Partners Small Cap Value and Small Cap Advantage, the maximum monthly increase or decrease will be 0.12% of the Fund's average net assets on an annual basis.


The 12 month comparison period will roll over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.


On the last day of the most recent fiscal period, the daily rate applied to the Fund's assets (on an annual basis) was 0.554% for Blue Chip Advantage, 0.604% for Bond, 0.613% for Capital Resource, 0.509% for Cash Management, 0.560% for Diversified Equity Income, 1.170% for Emerging Markets, 0.650% for Equity Select, 0.620% for Extra Income, 0.610% for Federal Income, 0.840% for Global Bond, 0.630% for Growth, 0.839% for International, 0.596% for Managed, 0.608% for New Dimensions, 1.020% for Partners Small Cap Value, 0.290% for S&P 500 Index, 0.790% for Small Cap Advantage, 0.560% for Stock, 0.611% for Strategy Aggressive. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, advisory expenses paid for the following fiscal periods were as follows:

Fund                                2001             2000              1999
Blue Chip Advantage(a)         $   432,774       $   175,456              N/A
Bond                             9,066,435         9,660,825      $11,191,880
Capital Resource                26,165,265        35,047,411       33,169,737
Cash Management                  4,588,071         3,873,812        2,828,782
Diversified Equity Income(a)       226,096            63,161              N/A
Emerging Markets(b)                 63,655            20,657              N/A
Equity Select(c)                    14,536               N/A              N/A
Extra Income                     3,654,071         3,823,199        3,725,928
Federal Income(a)                  380,941           156,447              N/A
Global Bond                      1,528,297         1,574,254        1,689,945
Growth(a)                        1,231,521           479,607              N/A
International                   14,728,134        20,495,043       17,609,972
Managed                         26,202,635        30,552,651       29,584,681
New Dimensions                  27,613,749        28,032,830       17,935,431
Partners Small Cap Value(d)          2,014               N/A              N/A
S&P 500 Index(b)                   109,395            13,965              N/A
Small Cap Advantage(a)             289,538           102,222              N/A
Stock(e)                               540               N/A              N/A
Strategy Aggressive             16,018,758        20,341,387       13,697,732

(a) For the period from Sept 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(d) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(e) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.


Under the current Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to board members who are not officers or employees of IDS Life or AEFC fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by the Fund, approved by the board. All other expenses are borne by IDS Life.

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American Express Variable Portfolio Funds
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Under the agreement, nonadvisory expenses paid for the following fiscal years were as follows:


Fund                                2001             2000              1999
Blue Chip Advantage(a)            $ 52,288          $ 71,864              N/A
Bond                               246,598           285,887       $  451,601
Capital Resource                   461,991           702,447          711,962
Cash Management                    152,537           155,263          116,861
Diversified Equity Income(a)        73,464            25,649              N/A
Emerging Markets(b)                 13,227             6,300              N/A
Equity Select(c)                     4,059               N/A              N/A
Extra Income                       150,755           140,312          160,872
Federal Income(a)                   30,061            23,478              N/A
Global Bond                         78,806            91,267          112,238
Growth(a)                          205,675            97,730              N/A
International                      578,011           901,977        1,431,821
Managed                            594,865           766,039          657,770
New Dimensions                     624,270           730,550          627,887
Partners Small Cap Value(d)            579               N/A              N/A
S&P 500 Index(b)                   (15,811)                0              N/A
Small Cap Advantage(a)              88,763            34,223              N/A
Stock(e)                               405               N/A              N/A
Strategy Aggressive                450,640           633,245          499,525

(a) For the period from Sept 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(d) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(e) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

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American Express Variable Portfolio Funds
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INVESTMENT ADVISORY AGREEMENT
IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC an annual fee of 0.25% of each Fund's average daily net assets except for International and S&P 500 Index whose fees are 0.35%.

Under the Agreement, the Advisor paid AEFC for the following fiscal periods as follows:


Fund                                2001             2000              1999
Blue Chip Advantage(a)         $   200,465       $    79,177              N/A
Bond                             3,769,408         4,003,119      $ 4,639,445
Capital Resource                10,871,259        14,622,003       13,791,067
Cash Management                  2,262,278         1,902,340        1,386,766
Diversified Equity Income(a)       102,826            28,404              N/A
Emerging Markets(b)                 11,564             4,563              N/A
Equity Select(c)                     6,029               N/A              N/A
Extra Income                     1,482,214         1,544,400        1,502,390
Federal Income(a)                  156,821            65,295              N/A
Global Bond                        457,708           469,362          502,960
Growth(a)                          501,613           186,362              N/A
International                    6,248,732         8,741,822        7,456,590
Managed                         11,138,702        12,982,916       12,548,106
New Dimensions                  11,492,629        11,617,712        7,296,923
Partners Small Cap Value(d)            880               N/A              N/A
S&P 500 Index(b)                    82,024            17,284              N/A
Small Cap Advantage(a)             100,003            34,118              N/A
Stock(e)                               417               N/A              N/A
Strategy Aggressive              6,729,375         8,603,549        5,662,457

(a) For the period from Sept 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(d) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(e) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

Subadvisers:

American Express Asset Management International Inc. (AEAMI), a wholly-owned subsidiary of AEFC located at 50192 AXP Financial Center, Minneapolis, MN 55474 subadvises the assets in the Emerging Markets and International Funds. AEAMI, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.

Under the agreement, AEAMI receives an annual fee of 0.35% of daily net assets.


Under the agreement, the total amount paid for International was $6,248,732 for fiscal year 2001, $8,741,822 for fiscal year 2000, and $7,456,590 for fiscal year 1999.

Under the agreement, the total amount paid for Emerging Markets was $11,564 for fiscal year 2001, and $4,563 for fiscal period 2000.


Kenwood Capital Management LLC (KCM LLC) an indirect subsidiary of AEFC located at Metropolitan Centre, Suite 2300, 333 South Seventh Street, Minneapolis, MN 55442, subadvises the assets of Small Cap Advantage Fund. KCM LLC, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.

Under the agreement, the KCM LLC receives an annual fee of 0.35% of average daily net assets.


Under the agreement, the total amount paid for Small Cap Advantage was $100,003 for fiscal year 2001, and $34,118 for fiscal period 2000. No fees were paid in fiscal year 1999 and 1998.

The assets of the Partners Small Cap Value are managed by two independent subadvisers, that have been selected by AEFC, subject to the review and approval of the Board. AEFC has recommended the Subadvisers for the Partners Small Cap Value to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of the Partners Small Cap Value. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

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American Express Variable Portfolio Funds
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AEFC allocates the assets of the Partners Small Cap Value to the Subadvisers.
The Subadvisers have discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Partners Small Cap Value's investment objectives, policies, and restriction. Generally, the services that the Subadvisers provides are limited to asset management and related recordkeeping services.

The Subadvisers may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates. AEFC enters into an advisory agreement with the Subadvisers known as an "Investment Subadvisory Agreement."

The Subadvisers for the Partners Small Cap Value are set forth below. The information has been supplied by the Subadvisers.

Royce & Associates, Inc. (Royce), located at 1414 Avenue of the Americas, New York, New York, subadvises the Fund's assets. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under an Investment Subadvisory Agreement with AEFC.

On July 18, 2001, Royce announced that it, Royce's shareholders and Royce Management Company entered into a Stock Purchase Agreement (the "Agreement") with Legg Mason, Inc. ("Legg Mason"), pursuant to which Royce will be acquired by, and become a wholly-owned subsidiary of, Legg Mason (the "Transaction"). Founded in 1899, Legg Mason is a publicly-held financial service company primarily engaged in providing asset management, securities brokerage, investment banking and related financial services through its wholly-owned subsidiaries. As of March 31, 2001, Legg Mason subsidiaries managed approximately $140 billion in assets for institutions, sponsored mutual funds and private accounts. The Transaction is anticipated to be completed on or about October 1, 2001, and is subject to the satisfaction of a number of closing conditions. The fee rates payable to Royce by the Fund will remain identical to those payable under the current one, and Royce and Legg Mason do not anticipate that the portfolio management or day-to-day operation of the Fund will be adversely impacted as a result of the Transaction. In addition, the services provided to the Fund by Royce after the Transaction are expected to be substantially similar to the services currently provided to the Fund by Royce, and neither Royce nor Legg Mason foresees any reduction in the quality of the services presently furnished to the Fund by Royce.

EQSF Advisers, Inc. (Third Avenue), located at 767 Third Avenue Fifth Floor, New York, New York, subadvises the Fund's assets. Third Avenue, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under an Investment Subadvisory Agreement with AEFC.


ADMINISTRATIVE SERVICES AGREEMENT
The Funds have an Administrative Services Agreement with AEFC. Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fees are calculated as follows:

Blue Chip Advantage
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.040%
Next     0.25                              0.035
Next     0.25                              0.030
Next     0.25                              0.025
Over     1.00                              0.020

Bond
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.050%
Next     1.00                              0.045
Next     1.00                              0.040
Next     3.00                              0.035
Next     3.00                              0.030
Over     9.00                              0.025

Capital Resource
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.050%
Next     1.00                              0.045
Next     1.00                              0.040
Next     3.00                              0.035
Over     6.00                              0.030

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Cash Management
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.030%
Next     0.50                              0.027
Next     0.50                              0.025
Next     0.50                              0.022
Over     2.50                              0.020

Diversified Equity Income
Assets (billions)               Annual rate at each asset level
First    $0.50                             0.040%
Next     0.50                              0.035
Next     1.00                              0.030
Next     1.00                              0.025
Next     3.00                              0.020
Over     6.00                              0.020

Emerging Markets
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.100%
Next     0.25                              0.090
Next     0.25                              0.080
Next     0.25                              0.070
Next     1.00                              0.060
Over     2.00                              0.050


Equity Select
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.050%
Next     1.00                              0.045
Next     1.00                              0.040
Next     3.00                              0.035
Next     6.00                              0.030
Next     12.00                             0.025
Over     24.00                             0.020


Extra Income
Assets (billions)               Annual rate at each asset level
First    $1.00                             0.050%
Next     1.00                              0.045
Next     1.00                              0.040
Next     3.00                              0.035
Next     3.00                              0.030
Over     9.00                              0.025

Federal Income
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.050%
Next     1.00                              0.045
Next     1.00                              0.040
Next     3.00                              0.035
Next     3.00                              0.030
Over     9.00                              0.025

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Global Bond
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.060%
Next     0.25                              0.055
Next     0.25                              0.050
Next     0.25                              0.045
Over     1.00                              0.040

Growth
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.050%
Next     1.00                              0.045
Next     1.00                              0.040
Next     3.00                              0.035
Over     6.00                              0.030

International
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.060%
Next     0.25                              0.055
Next     0.25                              0.050
Next     0.25                              0.045
Next     1.00                              0.040
Over     2.00                              0.035

Managed
Assets (billions)               Annual rate at each asset level
First   $0.50                              0.040%
Next     0.50                              0.035
Next     1.00                              0.030
Next     1.00                              0.025
Next     3.00                              0.020
Over     6.00                              0.020

New Dimensions
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.050%
Next     1.00                              0.045
Next     1.00                              0.040
Next     3.00                              0.035
Over     6.00                              0.030


Partners Small Cap Value
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.080%
Next     0.25                              0.075
Next     0.25                              0.070
Next     0.25                              0.065
Next     1.00                              0.060
Over     2.00                              0.055

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

S&P 500 Index
Assets (billions)               Annual rate at each asset level
First   $1.00                              0.080%
Next     1.00                              0.075
Next     3.00                              0.070
Over     5.00                              0.065

Small Cap Advantage
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.060%
Next     0.25                              0.055
Next     0.25                              0.050
Next     0.25                              0.045
Next     1.00                              0.040
Over     2.00                              0.035


Stock
Assets (billions)               Annual rate at each asset level
First    $0.50                             0.040%
Next     0.50                              0.035
Next     1.00                              0.030
Next     1.00                              0.025
Next     3.00                              0.020
Over     6.00                              0.020


Strategy Aggressive
Assets (billions)               Annual rate at each asset level
First   $0.25                              0.060%
Next     0.25                              0.055
Next     0.25                              0.050
Next     0.25                              0.045
Next     1.00                              0.040
Over     2.00                              0.035

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

On the last day of the most recent fiscal period, the daily rates applied to the Funds' net assets on an annual basis were:


                                                  Fees paid during
Fund                              Daily rates     prior fiscal year
Blue Chip Advantage                  0.040%         $   33,432
Bond                                 0.048             848,035
Capital Resource                     0.044           1,875,677
Cash Management                      0.030             281,249
Diversified Equity Income            0.040              15,460
Emerging Markets                     0.100               5,471
Equity Select                        0.050               1,342
Extra Income                         0.050             312,497
Federal Income                       0.050              32,461
Global Bond                          0.060             112,061
Growth                               0.050             102,800
International                        0.050             859,062
Managed                              0.029           1,309,591
New Dimensions                       0.043           1,967,593
Partners Small Cap Value             0.080                 158
S&P 500 Index                        0.080              31,399
Small Cap Advantage                  0.060              22,991
Stock                                0.040                  39
Strategy Aggressive                  0.047           1,192,060


PLAN AND AGREEMENT OF DISTRIBUTION
To help defray the cost of distribution and servicing, the Fund and IDS Life entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, IDS Life is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the American Express Variable Portfolio Funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by IDS Life. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------


Fees paid for the following fiscal periods were as follows:

                                                   Fees paid during
Fund                                               prior fiscal year
Blue Chip Advantage                                    $99,620
Bond                                                 1,873,229
Capital Resource                                     5,398,734
Cash Management                                      1,124,716
Diversified Equity Income                               51,207
Emerging Markets                                         6,839
Equity Select                                            2,795
Extra Income                                           736,708
Federal Income                                          78,061
Global Bond                                            227,425
Growth                                                 249,203
International                                        2,216,073
Managed                                              5,532,568
New Dimensions                                       5,708,239
Partners Small Cap Value                                   247
S&P 500 Index                                           47,153
Small Cap Advantage                                     49,728
Stock                                                      120
Strategy Aggressive                                  3,341,490


The fee is not allocated to any one service (such as advertising, payments to underwriters or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian has entered into a sub-custodian agreement with Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 70100 AXP Financial Center Minneapolis, MN 55474.

SHARES
The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS
For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance policy prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to one vote for each share owned. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the number of shares owned, including fractional shares, multiplied by the number of members to be elected.

DIVIDEND RIGHTS
Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

FUND HISTORY TABLE FOR FUNDS MANAGED BY IDS LIFE

                                                               Date of       Form of        State of      Fiscal
                                                             organization  organization   organization   year end    Diversified

IDS Life Series Fund, Inc.                                          5/8/85   Corporation          MN      4/30
   Equity Portfolio                                                                                                     Yes
   Equity Income Portfolio                                                                                              Yes
   Government Securities Portfolio                                                                                      Yes
   Income Portfolio                                                                                                     Yes
   International Equity Portfolio                                                                                       Yes
   Managed Portfolio                                                                                                    Yes
   Money Market Portfolio                                                                                               Yes
AXP Variable Portfolio - Income Series, Inc.             4/27/81, 6/13/86*   Corporation       NV/MN      8/31
   AXP Variable Portfolio - Bond Fund                                                                                   Yes
   AXP Variable Portfolio - Extra Income Fund                                                                           Yes
   AXP Variable Portfolio - Federal Income Fund                                                                         Yes
   AXP Variable Portfolio - Global Bond Fund                                                                             No
AXP Variable Portfolio - Investment Series, Inc.         4/27/81, 6/13/86*   Corporation       NV/MN      8/31
   AXP Variable Portfolio - Blue Chip Advantage Fund                                                                    Yes
   AXP Variable Portfolio - Capital Resource Fund                                                                       Yes
   AXP Variable Portfolio - Emerging Markets Fund                                                                       Yes

   AXP Variable Portfolio - Equity Select Fund                                                                          Yes

   AXP Variable Portfolio - Growth Fund                                                                                 Yes
   AXP Variable Portfolio - S&P 500 Index Fund                                                                           No
   AXP Variable Portfolio -International Fund                                                                           Yes
   AXP Variable Portfolio - New Dimensions Fund                                                                         Yes
   AXP Variable Portfolio - Small Cap Advantage Fund                                                                    Yes

   AXP Variable Portfolio - Stock Fund                                                                                  Yes

   AXP Variable Portfolio - Strategy Aggressive Fund                                                                    Yes
AXP Variable Portfolio - Managed Series, Inc.                       3/5/85   Corporation          MN      8/31
   AXP Variable Portfolio - Diversified Equity Income Fund                                                              Yes
   AXP Variable Portfolio - Managed Fund                                                                                Yes
AXP Variable Portfolio - Money Market Series, Inc.       4/27/81, 6/13/86*   Corporation       NV/MN      8/31
   AXP Variable Portfolio - Cash Management Fund                                                                        Yes

AXP Variable Portfolio - Partners Series, Inc.                      5/9/01   Corporation          MN      8/31
   AXP Variable Portfolio - Partners Small Cap Value Fund                                                                No


* Date merged into a Minnesota corporation.


American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Board Members and Officers
Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 72 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members


Name,                Position     Principal       Other           Committee
address, age         held with    occupations     directorships   Memberships
                     Registrant   during
                     and length   past 5
                     of service   years
--------------------------------------------------------------------------------
H. Brewster          Board        Retired                         Board
Atwater, Jr.         member       chairman                        Effectiveness,
4900 IDS Tower       since 1996   and chief                       Investment
Minneapolis, MN                   executive                       Review
55402                             officer,
Born in 1931                      General
                                  Mills,
                                  Inc.
                                  (consumer
                                  foods)
--------------------------------------------------------------------------------
Arne H.              Chair of     Chairman,                       Contracts,
Carlson 901          the Board    Board                           Executive,
901 S.               since 1999   Services                        Investment
Marquette Ave.                    Corporation                     Review,
Minneapolis, MN                   (provides                       Board
55402                             administrative                  Effectiveness
Born in 1934                      services
                                  to
                                  boards),
                                  former
                                  Governor
                                  of
                                  Minnesota
--------------------------------------------------------------------------------
Lynne V.             Board        Distinguished   The             Joint
Cheney               member       Fellow, AEI     Reader's        Audit,
American             since 1994                   Digest          Contracts
Enterprise                                        Association
Institute for                                     Inc.
Public Policy
Research (AEI)
1150 17th St., N.W.
Washington, D.C.
20036
Born in 1941
--------------------------------------------------------------------------------
Livio D.             Board        Retired         Cargill,        Joint
DeSimone             member       chair of        Incorporated    Audit,
30 Seventh           since 2001   the board       (commodity      Contracts
Street East                       and chief       merchants
Suite 3050                        executive       and
St. Paul, MN                      officer,        processors),
55101-4901                        Minnesota       Target
Born in 1936                      Mining          Corporation
                                  and             (department
                                  Manufacturing   stores),
                                  (3M)            General
                                                  Mills,
                                                  Inc.
                                                  (consumer
                                                  foods),
                                                  Vulcan
                                                  Materials
                                                  Company
                                                  (construction
                                                  materials/
                                                  chemicals)
                                                  and
                                                  Milliken &
                                                  Company
                                                  (textiles
                                                  and
                                                  chemicals)
--------------------------------------------------------------------------------
Ira D. Hall          Board        Treasurer,                      Joint
Texaco, Inc.         member       Texaco                          Audit,
2000                 since 2001   Inc. since                      Investment
Westchester Avenue                1998.                           Review
White Plains, NY                  Prior to
10650                             that,
Born in 1944                      director,
                                  International
                                  Operations
                                  IBM Corp.
--------------------------------------------------------------------------------
Heinz F.             Board        Retired                         Board
Hutter               member       president                       Effectiveness,
P.O. Box 2187        since 1994   and chief                       Investment
Minneapolis, MN                   operating                       Review
55402                             officer,
Born in 1929                      Cargill,
                                  Incorporated
                                  (commodity
                                  merchants
                                  and
                                  processors)
--------------------------------------------------------------------------------
Anne P. Jones        Board        Attorney        Motorola,       Joint
5716 Bent            member       and             Inc.            Audit,
Branch Rd.           since 1985   consultant      (electronics)   Board
Bethesda, MD 20816                                                Effectiveness
Born in 1935
--------------------------------------------------------------------------------
William R. Pearce    Board        RII                             Executive,
2050 One             member       Weyerhaeuser                    Investment
Financial Plaza      since 1980   World                           Review,
Minneapolis, MN                   Timberfund,                     Board
55402                             L.P. (develops                  Effectiveness
Born in 1927                      timber
                                  resources) --
                                  management
                                  committee;
                                  former
                                  chair,
                                  American
                                  Express
                                  Funds
--------------------------------------------------------------------------------
Alan K.              Board        Former          Biogen,         Joint
Simpson              member       three-term      Inc.            Audit,
1201 Sunshine Ave.   since 1997   United          (bio-           Contracts
Cody, WY                          States          pharmaceuticals
82414                             Senator
Born in 1931                      for Wyoming
--------------------------------------------------------------------------------
C. Angus             Board        Retired         Bemis           Contracts,
Wurtele              member       chair of        Corporation     Investment
900 IDS Tower        since 1994   the board       (packaging)     Review
Minneapolis, MN                   and chief
55402                             executive
Born in 1934                      officer,
                                  The
                                  Valspar
                                  Corporation
--------------------------------------------------------------------------------

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------


Board Members Affiliated with American Express Financial Corporation (AEFC)

Name,                Position     Principal        Other           Committee
address, age         held with    occupations      directorships   Memberships
                     Registrant   during
                     and length   past 5
                     of service   years
------------------------------------------------------------------------------
David R.             Board        Retired          Chronimed
Hubers               member       chief            Inc.
50643 AXP Financial  since 1993   executive        (specialty
Center                            officer          pharmaceutical
Minneapolis, MN                   and              distribution),
55474                             director         RTW Inc.
Born in 1943                      of AEFC          (manages
                                                   worker's
                                                   compensation
                                                   programs),
                                                   Lawson
                                                   Software,
                                                   Inc.
                                                   (technology
                                                   based
                                                   business
                                                   applications)
------------------------------------------------------------------------------
John R.              Board        Senior                          Executive,
Thomas               member       vice                            Investment
50652 AXP Financial  since        president -                     Review
Center               1987,        information
Minneapolis, MN      president    and
55474                since 1997   technology
Born in 1937                      of AEFC
------------------------------------------------------------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are:

Other Officers

Name,                Position     Principal        Other          Committee
address, age         held with    occupations      directorships  Memberships
                     Registrant   during past
                     and length   5 years
                     of service
------------------------------------------------------------------------------
John M.              Treasurer    Vice
Knight               since 1999   president -
50005 AXP Financial               investment
Center                            accounting
Minneapolis, MN                   of AEFC
55474
Born in 1952
------------------------------------------------------------------------------
Leslie L. Ogg        Vice         President of
901 S. Marquette     president,   Board
Ave.                 general      Services
Minneapolis, MN      counsel,     Corporation
55402                and
Born in 1938         secretary
                     since 1978
------------------------------------------------------------------------------
Frederick C.         Vice         Senior vice
Quirsfeld            president    president -
53609 AXP Financial  since 1998   fixed income
Center                            of AEFC
Minneapolis, MN
55474
Born in 1947
------------------------------------------------------------------------------


Compensation for Board Members


During the most recent fiscal year, the independent members of the Fund board, for attending up to 27 meetings, received the following compensation:

Compensation Table for AXP VP - Blue Chip Advantage


                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $1,115                       $128,617
Lynne V. Cheney                   725                         88,833
Livio D. Desimone                 567                         73,058
Ira D. Hall                       933                        108,158
Heinz F. Hutter                 1,015                        121,917
Anne P. Jones                   1,015                        121,317
William R. Pearce               1,050                        124,067
Alan K. Simpson                   900                        112,467
C. Angus Wurtele                1,015                        121,217

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------


Compensation Table for AXP VP - Bond

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $1,632                       $128,617
Lynne V. Cheney                 1,117                         88,833
Livio D. Desimone                 917                         73,058
Ira D. Hall                     1,367                        108,158
Heinz F. Hutter                 1,582                        121,917
Anne P. Jones                   1,532                        121,317
William R. Pearce               1,617                        124,067
Alan K. Simpson                 1,417                        112,467
C. Angus Wurtele                1,532                        121,217

Compensation Table for AXP VP - Capital Resource

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $3,140                       $128,617
Lynne V. Cheney                 2,200                         88,833
Livio D. Desimone               1,858                         73,058
Ira D. Hall                     2,592                        108,158
Heinz F. Hutter                 3,040                        121,917
Anne P. Jones                   3,040                        121,317
William R. Pearce               3,075                        124,067
Alan K. Simpson                 2,925                        112,467
C. Angus Wurtele                3,040                        121,217

Compensation Table for AXP VP - Cash Management

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $1,373                       $128,617
Lynne V. Cheney                   933                         88,833
Livio D. Desimone                 758                         73,058
Ira D. Hall                     1,158                        108,158
Heinz F. Hutter                 1,273                        121,917
Anne P. Jones                   1,273                        121,317
William R. Pearce               1,358                        124,067
Alan K. Simpson                 1,158                        112,467
C. Angus Wurtele                1,273                        121,217

Compensation Table for AXP VP - Diversified Equity Income

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $1,382                       $128,617
Lynne V. Cheney                   783                         88,833
Livio D. Desimone                 567                         73,058
Ira D. Hall                     1,200                        108,158
Heinz F. Hutter                 1,332                        121,917
Anne P. Jones                   1,032                        121,317
William R. Pearce               1,267                        124,067
Alan K. Simpson                   967                        112,467
C. Angus Wurtele                1,082                        121,217

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------


Compensation Table for AXP VP - Extra Income

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $1,232                       $128,617
Lynne V. Cheney                   817                         88,833
Livio D. Desimone                 650                         73,058
Ira D. Hall                     1,033                        108,158
Heinz F. Hutter                 1,132                        121,917
Anne P. Jones                   1,132                        121,317
William R. Pearce               1,167                        124,067
Alan K. Simpson                 1,017                        112,467
C. Angus Wurtele                1,132                        121,217

Compensation Table for AXP VP - Federal Income

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $1,115                       $128,617
Lynne V. Cheney                   725                         88,833
Livio D. Desimone                 567                         73,058
Ira D. Hall                       933                        108,158
Heinz F. Hutter                 1,015                        121,917
Anne P. Jones                   1,015                        121,317
William R. Pearce               1,050                        124,067
Alan K. Simpson                   900                        112,467
C. Angus Wurtele                1,015                        121,217

Compensation Table for AXP VP - Global Bond

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $1,115                       $128,617
Lynne V. Cheney                   725                         88,833
Livio D. Desimone                 567                         73,058
Ira D. Hall                       933                        108,158
Heinz F. Hutter                 1,015                        121,917
Anne P. Jones                   1,015                        121,317
William R. Pearce               1,050                        124,067
Alan K. Simpson                   900                        112,467
C. Angus Wurtele                1,015                        121,217

Compensation Table for AXP VP - Growth

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $1,115                        $128,617
Lynne V. Cheney                  725                          88,833
Livio D. Desimone                567                          73,058
Ira D. Hall                      933                         108,158
Heinz F. Hutter                1,015                         121,917
Anne P. Jones                  1,015                         121,317
William R. Pearce              1,050                         124,067
Alan K. Simpson                  900                         112,467
C. Angus Wurtele               1,015                         121,217

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------


Compensation Table for AXP VP - International

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $1,882                       $128,617
Lynne V. Cheney                 1,283                         88,833
Livio D. Desimone               1,058                         73,058
Ira D. Hall                     1,558                        108,158
Heinz F. Hutter                 1,782                        121,917
Anne P. Jones                   1,782                        121,317
William R. Pearce               1,817                        124,067
Alan K. Simpson                 1,667                        112,467
C. Angus Wurtele                1,782                        121,217

Compensation Table for AXP VP - Managed

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $3,073                       $128,617
Lynne V. Cheney                 2,183                         88,833
Livio D. Desimone               1,858                         73,058
Ira D. Hall                     2,558                        108,158
Heinz F. Hutter                 3,023                        121,917
Anne P. Jones                   2,973                        121,317
William R. Pearce               3,058                        124,067
Alan K. Simpson                 2,858                        112,467
C. Angus Wurtele                2,973                        121,217

Compensation Table for AXP VP - New Dimensions

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $3,107                       $128,617
Lynne V. Cheney                 2,225                         88,833
Livio D. Desimone               1,900                         73,058
Ira D. Hall                     2,600                        108,158
Heinz F. Hutter                 3,007                        121,917
Anne P. Jones                   3,007                        121,317
William R. Pearce               3,042                        124,067
Alan K. Simpson                 2,892                        112,467
C. Angus Wurtele                3,007                        121,217

Compensation Table for AXP VP - S&P 500 Index

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.         $632                       $128,617
Lynne V. Cheney                   667                         88,833
Livio D. Desimone                 567                         73,058
Ira D. Hall                       667                        108,158
Heinz F. Hutter                   682                        121,917
Anne P. Jones                     782                        121,317
William R. Pearce                 617                        124,067
Alan K. Simpson                   617                        112,467
C. Angus Wurtele                  732                        121,217

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------


Compensation Table for AXP VP - Small Cap Advantage

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $1,382                       $128,617
Lynne V. Cheney                   783                         88,833
Livio D. Desimone                 567                         73,058
Ira D. Hall                     1,200                        108,158
Heinz F. Hutter                 1,332                        121,917
Anne P. Jones                   1,032                        121,317
William R. Pearce               1,267                        124,067
Alan K. Simpson                   967                        112,467
C. Angus Wurtele                1,082                        121,217

Compensation Table for AXP VP - Strategy Aggressive

                                                Total cash compensation from the
                              Aggregate              American Express Funds and
Board member         compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.       $2,290                       $128,617
Lynne V. Cheney                 1,583                         88,833
Livio D. Desimone               1,317                         73,058
Ira D. Hall                     1,900                        108,158
Heinz F. Hutter                 2,190                        121,917
Anne P. Jones                   2,190                        121,317
William R. Pearce               2,225                        124,067
Alan K. Simpson                 2,075                        112,467
C. Angus Wurtele                2,190                        121,217

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

No board compensation was paid for Emerging Markets, Equity Select, Partners Small Cap Value or Stock Funds.

Independent Auditors

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Appendix A

DESCRIPTION OF MONEY MARKET SECURITIES
The types of instruments that form the major part of the Fund's investments are described below.

Certificates of Deposit
A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit
A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances
A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper
Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Letters of Credit
A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills
Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities
Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements
A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

Floating rate instruments
These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Appendix B

DESCRIPTION OF RATINGS
Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.
o  Nature of and provisions of the obligation.
o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Moody's Long-Term Debt Ratings
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements-their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM RATINGS
Standard & Poor's Commercial Paper Ratings
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity   for  timely   payment  on  issues  with  this   designation   is
     satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Standard & Poor's Note Ratings
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory   capacity  to  pay   principal   and   interest,   with  some
     vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's & S&P's
Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

American Express Variable Portfolio Funds
-------------------------------------------------------------------------------

Appendix C

ADDITIONAL INFORMATION ABOUT THE INDEX
AXP Variable Portfolio - S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of AXP Variable Portfolio - S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in AXP Variable Portfolio - S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to AXP Variable Portfolio - S&P 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to AXP Variable Portfolio - S&P 500 Index Fund. S&P has no obligation to take the needs of AXP Variable Portfolio - S&P 500 Index Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of AXP Variable Portfolio - S&P 500 Index Fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of AXP Variable Portfolio - S&P 500 Index Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                          S-6466-20 U (10/01)

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP VARIABLE PORTFOLIO-- INCOME SERIES, INC.
AXP VARIABLE PORTFOLIO-- INVESTMENT SERIES, INC.
AXP VARIABLE PORTFOLIO-- MANAGED SERIES, INC.
AXP VARIABLE PORTFOLIO-- MONEY MARKET SERIES, INC.
AXP VARIABLE PORTFOLIO-- PARTNERS SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP VP - Bond Fund, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund (funds within AXP Variable Portfolio - Income Series, Inc.), AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Stock Fund and AXP VP - Strategy Aggressive Fund (funds within AXP Variable Portfolio - Investment Series, Inc.), AXP VP - Diversified Equity Income Fund and AXP VP - Managed Fund (funds within AXP Variable Portfolio - Managed Series, Inc.), AXP VP - Cash Management Fund, (fund within AXP Variable Portfolio - Money Market Series, Inc.), and AXP VP - Partners Small Cap Value Fund (fund within AXP VP - Partners Series, Inc.) as of August 31, 2001, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP VP
- Bond Fund, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund, AXP VP - Global Bond Fund, AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Stock Fund, AXP VP - Strategy Aggressive Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Managed Fund, AXP VP - Cash Management Fund and AXP VP - Partners Small Cap Value Fund as of August 31, 2001 and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Minneapolis, Minnesota

October 5, 2001

--------------------------------------------------------------------------------
40   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
American Express Variable Portfolio Funds

                                                                                  AXP VP -            AXP VP -          AXP VP -
                                                                                  Blue Chip             Bond             Capital
                                                                                  Advantage             Fund            Resource
Aug. 31, 2001                                                                       Fund                                  Fund
Assets
Investments in securities, at value (Note 1)
  Investments in securities of unaffiliated issuers*
    (identified cost $89,236,377, $1,725,032,261 and
    $3,461,887,587)                                                             $  81,098,49       $1,710,254,450    $3,253,618,313
  Investments in securities of affiliated issuers
    for AXP VP - Bond Fund
    (identified cost $7,142,852)                                                          --                9,542                --
                                                                                        ----                -----              ----
Total investments in securities
  (identified cost $89,236,377, $1,732,175,113
  and $3,461,887,587)                                                             81,098,499        1,710,263,992     3,253,618,313
Cash in bank on demand deposit                                                       340,558              548,972            77,686
Receivable for investment securities sold                                            797,087           10,227,734        19,214,358
Dividends and accrued interest receivable                                             71,523           24,424,602         3,773,493
                                                                                      ------           ----------         ---------
Total assets                                                                      82,307,667        1,745,465,300     3,276,683,850
                                                                                  ----------        -------------     -------------
Liabilities
Dividends payable to shareholders (Note 1)                                           114,841            7,738,392         4,004,828
Payable for investment securities purchased                                        1,177,659           10,194,059                --
Payable for securities purchased on a when-issued basis (Note 1)                          --           97,358,160                --
Accrued investment management services fee                                            40,104              820,161         1,803,135
Accrued distribution fee                                                               8,952              169,626           368,952
Accrued administrative services fee                                                    2,864               65,312           128,786
Payable upon return of securities loaned (Note 5)                                         --            2,937,900                --
Other accrued expenses                                                                17,288               61,626            97,629
                                                                                      ------               ------            ------
Total liabilities                                                                  1,361,708          119,345,236         6,403,330
                                                                                   ---------          -----------         ---------
Net assets applicable to outstanding capital stock                              $ 80,945,959       $1,626,120,064    $3,270,280,520
                                                                                ============       ==============    ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                        $     99,459       $    1,532,012    $    1,567,116
Additional paid-in capital                                                       103,671,227        1,763,461,947     3,253,217,343
Undistributed (excess of distributions over)
  net investment income                                                                   --            4,038,717        (1,311,782)
Accumulated net realized gain (loss) (Note 9)                                    (14,292,014)        (121,001,491)      225,077,117
Unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies (Note 7)                                      (8,532,713)         (21,911,121)     (208,269,274)
                                                                                  ----------          -----------      ------------
Total -- representing net assets applicable
  to outstanding capital stock                                                  $ 80,945,959       $1,626,120,064    $3,270,280,520
                                                                                ============       ==============    ==============
Shares outstanding                                                                 9,945,879          153,201,247       156,711,623
                                                                                   ---------          -----------       -----------
Net asset value per share of outstanding capital stock                          $       8.14       $        10.61    $        20.87
                                                                                ------------       --------------    --------------
* Including securities on loan, at value (Note 5)                               $         --       $    2,813,550    $           --
                                                                                ------------       --------------    --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
41   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                 AXP VP -             AXP VP -           AXP VP -
                                                                                   Cash              Diversified         Emerging
                                                                                Management          Equity Income         Markets
Aug. 31, 2001                                                                      Fund                 Fund               Fund
Assets
Investments in securities, at value (Note 1)
  (identified cost $1,066,098,192, $109,902,801
  and $5,681,318)                                                             $1,066,098,192         $109,166,969       $ 5,411,295
Cash in bank on demand deposit                                                       248,270               97,617           397,244
Receivable for investment securities sold                                                 --                   --               701
Dividends and accrued interest receivable                                            399,083              226,161             3,498
                                                                                     -------              -------             -----
Total assets                                                                   1,066,745,545          109,490,747         5,812,738
                                                                               -------------          -----------         ---------

Liabilities
Dividends payable to shareholders (Note 1)                                         2,751,389              332,217                --
Payable for investment securities purchased                                               --            3,590,707            60,311
Accrued investment management services fee                                           446,256               42,708             5,780
Accrued distribution fee                                                             109,507                9,533               617
Accrued administrative services fee                                                   26,202                3,050               494
Other accrued expenses                                                                32,437                2,242            41,227
                                                                                      ------                -----            ------
Total liabilities                                                                  3,365,791            3,980,457           108,429
                                                                                   ---------            ---------           -------
Net assets applicable to outstanding capital stock                            $1,063,379,754         $105,510,290       $ 5,704,309
                                                                              ==============         ============       ===========

Represented by
Capital stock -- $.01 par value (Note 1)                                      $   10,637,265         $    103,437       $     8,541
Additional paid-in capital                                                     1,052,707,240          105,497,610         7,839,890
Undistributed net investment income                                                   38,370              (15,496)               --
Accumulated net realized gain (loss) (Note 9)                                         (3,121)             660,571        (1,874,156)
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities
  in foreign currencies                                                                   --             (735,832)         (269,966)
                                                                                       -----             --------          --------
Total -- representing net assets applicable
  to outstanding capital stock                                                $1,063,379,754         $105,510,290       $ 5,704,309
                                                                              ==============         ============       ===========
Shares outstanding                                                             1,063,726,503           10,343,660           854,139
                                                                               -------------           ----------           -------
Net asset value per share of outstanding capital stock                        $         1.00         $      10.20       $      6.68
                                                                              --------------         ------------       -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
42   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                   AXP VP -          AXP VP -           AXP VP -
                                                                                   Equity             Extra             Federal
                                                                                   Select            Income             Income
Aug. 31, 2001                                                                       Fund              Fund               Fund
Assets
Investments in securities, at value (Note 1)
  (identified cost $13,030,699, $678,381,526 and
  $121,907,113)                                                                  $12,554,702        $ 595,225,757      $123,968,950
Cash in bank on demand deposit                                                         7,291               50,940             6,616
Receivable for investment securities sold                                          1,083,818            1,953,000                --
Dividends and accrued interest receivable                                              3,311           17,113,963           733,533
Expense reimbursement receivable from AEFA                                               184                   --                --
                                                                                         ---                  ---               ---
Total assets                                                                      13,649,306          614,343,660       124,709,099
                                                                                  ----------          -----------       -----------

Liabilities
Dividends payable to shareholders (Note 1)                                                --            4,975,290           365,666
Payable for investment securities purchased                                               --                   --        17,784,855
Accrued investment management services fee                                             6,401              322,726            51,465
Accrued distribution fee                                                               1,231               65,066            10,546
Accrued administrative services fee                                                      591               26,026             4,218
Other accrued expenses                                                                20,373               32,238            17,185
                                                                                      ------               ------            ------
Total liabilities                                                                     28,596            5,421,346        18,233,935
                                                                                      ------            ---------        ----------
Net assets applicable to outstanding capital stock                               $13,620,710        $ 608,922,314      $106,475,164
                                                                                 ===========         ============      ============

Represented by
Capital stock -- $.01 par value (Note 1)                                         $    14,235        $     891,279      $    102,958
Additional paid-in capital                                                        14,197,736          849,648,505       104,219,917
Undistributed (excess of distributions over)
  net investment income                                                                   --              286,861                --
Accumulated net realized gain (loss) (Note 9)                                       (115,264)        (158,748,562)          118,771
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities in
  foreign currencies (Note 7)                                                       (475,997)         (83,155,769)        2,033,518
                                                                                    --------          -----------         ---------
Total -- representing net assets applicable
  to outstanding capital stock                                                   $13,620,710        $ 608,922,314      $106,475,164
                                                                                 ===========        =============      ============
Shares outstanding                                                                 1,423,505           89,127,947        10,295,777
                                                                                   ---------           ----------        ----------
Net asset value per share of outstanding capital stock                           $      9.57        $        6.83      $      10.34
                                                                                 -----------         ------------      ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
43   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                   AXP VP -            AXP VP -        AXP VP -
                                                                                    Global              Growth       International
                                                                                     Bond                Fund            Fund
Aug. 31, 2001                                                                        Fund
Assets
Investments in securities, at value (Note 1)*
  (identified cost $200,668,963, $255,319,648 and
  $1,370,899,060)                                                               $194,968,050         $183,802,061    $1,303,032,786
Cash in bank on demand deposit                                                        78,997               53,219            97,769
Receivable for investment securities sold                                                 --            4,765,756        20,650,035
Dividends and accrued interest receivable                                          4,178,723               58,917         2,951,630
Unrealized appreciation on foreign currency
  contracts held, at value (Notes 1 and 4)                                             9,452                   --         2,311,099
                                                                                       -----                 ----         ---------
Total assets                                                                     199,235,222          188,679,953     1,329,043,319
                                                                                 -----------          -----------     -------------

Liabilities
Dividends payable to shareholders (Note 1)                                           700,323                   --         5,484,701
Payable for investment securities purchased                                        6,483,592           11,593,589        12,261,527
Unrealized depreciation on foreign currency
  contracts held, at value (Notes 1 and 4)                                           225,531                   --             7,445
Accrued investment management services fee                                           135,636              101,728           972,498
Accrued distribution fee                                                              20,184               20,184           145,162
Accrued administrative services fee                                                    9,688                8,074            57,068
Payable upon return of securities loaned (Note 5)                                    159,000                   --                --
Other accrued expenses                                                                31,453               51,674           202,402
                                                                                      ------               ------           -------
Total liabilities                                                                  7,765,407           11,775,249        19,130,803
                                                                                   ---------           ----------        ----------
Net assets applicable to outstanding capital stock                              $191,469,815         $176,904,704    $1,309,912,516
                                                                                ============         ============    ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                        $    196,235         $    273,119    $    1,560,793
Additional paid-in capital                                                       203,003,876          300,723,594     1,893,773,229
Undistributed (excess of distributions over)
  net investment income                                                            1,148,955                   --          (181,406)
Accumulated net realized gain (loss) (Note 9)                                     (7,029,071)         (52,574,422)     (519,640,895)
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities in
  foreign currencies (Note 4)                                                     (5,850,180)         (71,517,587)      (65,599,205)
                                                                                  ----------          -----------       -----------
Total -- representing net assets applicable
  to outstanding capital stock                                                  $191,469,815         $176,904,704    $1,309,912,516
                                                                                ============         ============    ==============
Shares outstanding                                                                19,623,465           27,311,948       156,079,255
                                                                                  ----------           ----------       -----------
Net asset value per share of outstanding capital stock                          $       9.76         $       6.48    $         8.39
                                                                                ------------         ------------    --------------
* Including securities on loan, at value (Note 5)                               $    151,875         $         --    $           --
                                                                                ------------         ------------    --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
44   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                  AXP VP -            AXP VP -          AXP VP -
                                                                                  Managed               New             Partners
                                                                                   Fund              Dimensions         Small Cap
                                                                                                       Fund               Value
Aug. 31, 2001                                                                                                              Fund
Assets
Investments in securities, at value (Note 1)*
  (identified cost $3,612,085,656, $3,616,126,278
  and $4,296,333)                                                             $3,867,799,692       $3,906,592,453        $4,215,358
Cash in bank on demand deposit                                                     3,294,464              127,864           596,820
Receivable for investment securities sold                                         13,483,037            6,097,885                --
Dividends and accrued interest receivable                                         21,734,651            4,192,586               322
                                                                                  ----------            ---------               ---
Total assets                                                                   3,906,311,844        3,917,010,788         4,812,500
                                                                               -------------        -------------         ---------

Liabilities
Dividends payable to shareholders (Note 1)                                        20,887,129            1,698,405                --
Payable for investment securities purchased                                       16,153,243           20,198,441            22,785
Accrued investment management and services fee                                     1,987,146            2,109,439             3,242
Accrued distribution fee                                                             417,618              434,402               398
Accrued administrative services fee                                                   94,422              147,112               254
Payable upon return of securities loaned (Note 5)                                106,018,930                   --                --
Other accrued expenses                                                                88,257               95,029               878
Option contracts written at value (premium received,
  $6,713,103 for AXP VP - Managed Fund) (Note 8)                                   1,599,625                   --                --
                                                                                   ---------                 ----               ---
Total liabilities                                                                147,246,370           24,682,828            27,557
                                                                                 -----------           ----------            ------
Net assets applicable to outstanding capital stock                            $3,759,065,474       $3,892,327,960        $4,784,943
                                                                              ==============       ==============        ==========

Represented by
Capital stock -- $.01 par value
  ($.001 for AXP VP - Managed Fund) (Note 1)                                  $      245,715       $    2,513,370        $    4,864
Additional paid-in capital                                                     3,281,298,994        3,860,609,303         4,861,054
Undistributed (excess of distributions over)
  net investment income                                                            1,279,755              182,164                --
Accumulated net realized gain (loss) (Note 9)                                    215,482,787         (261,443,052)               --
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities in
  foreign currencies                                                             260,758,223          290,466,175          (80,975)
                                                                                 -----------          -----------          -------
Total -- representing net assets applicable
  to outstanding capital stock                                                $3,759,065,474       $3,892,327,960        $4,784,943
                                                                              ==============       ==============        ==========
Shares outstanding                                                               245,715,128          251,337,037           486,421
                                                                                 -----------          -----------           -------
Net asset value per share of outstanding capital stock                        $        15.30       $        15.49        $     9.84
                                                                              --------------       --------------        ----------
* Including securities on loan, at value (Note 5)                             $  102,357,550       $           --        $       --
                                                                              --------------       --------------        ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
45   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                    AXP VP -            AXP VP -         AXP VP -
                                                                                     S&P 500           Small Cap          Stock
                                                                                      Index            Advantage          Fund
Aug. 31, 2001                                                                         Fund               Fund
Assets
Investments in securities, at value (Note 1)
  (identified cost $65,609,814, $50,987,646 and $1,893,749)                      $55,903,883          $49,449,150        $1,803,980
Cash in bank on demand deposit                                                       437,195               84,551           299,393
Expense reimbursement receivable from AEFC                                             4,927                   --                --
Receivable for investment securities sold                                            121,039              123,242                --
Dividends and accrued interest receivable                                             79,669               19,470             2,747
                                                                                      ------               ------             -----
Total assets                                                                      56,546,713           49,676,413         2,106,120
                                                                                  ----------           ----------         ---------

Liabilities
Dividends payable to shareholders (Note 1)                                           116,345                   --             2,137
Payable for investment securities purchased                                          459,566              390,996           118,257
Accrued investment management and services fee                                        13,737               32,758               843
Accrued distribution fee                                                               5,921                5,183               188
Accrued administrative services fee                                                    3,790                2,488                60
Other accrued expenses                                                                45,280               14,842               555
                                                                                      ------               ------               ---
Total liabilities                                                                    644,639              446,267           122,040
                                                                                     -------              -------           -------
Net assets applicable to outstanding capital stock                               $55,902,074          $49,230,146        $1,984,080
                                                                                 ===========          ===========        ==========

Represented by
Capital stock -- $.01 par value                                                  $    72,473          $    48,575        $    2,084
Additional paid-in capital                                                        66,136,119           53,534,177         2,078,460
Undistributed net investment income                                                    4,927                1,720               188
Accumulated net realized gain (loss) (Note 9)                                       (605,514)          (2,815,830)           (6,883)
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities in
  foreign currencies                                                              (9,705,931)          (1,538,496)          (89,769)
                                                                                  ----------           ----------           -------
Total -- representing net assets applicable to
  outstanding capital stock                                                      $55,902,074          $49,230,146        $1,984,080
                                                                                 ===========          ===========        ==========
Shares outstanding                                                                 7,247,334            4,857,476           208,365
                                                                                   ---------            ---------           -------
Net asset value per share of outstanding capital stock                           $      7.71          $     10.13        $     9.52
                                                                                 -----------          -----------        ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                                               AXP VP -
                                                                                                               Strategy
                                                                                                              Aggressive
Aug. 31, 2001                                                                                                    Fund
Assets

Investments in securities, at value (Note 1)*
  (identified cost $2,100,050,755)                                                                          $1,850,907,997
Cash in bank on demand deposit                                                                                   6,735,400
Receivable for investment securities sold                                                                      150,143,584
Dividends and accrued interest receivable                                                                          918,701
Unrealized appreciation on foreign currency
  contracts held, at value (Notes 1 and 4)                                                                           9,697
                                                                                                                     -----
Total assets                                                                                                 2,008,715,379
                                                                                                             -------------

Liabilities
Dividends payable to shareholders (Note 1)                                                                       2,827,564
Payable for investment securities purchased                                                                    145,574,656
Accrued investment management and services fee                                                                   1,005,962
Accrued distribution fee                                                                                           206,413
Accrued administrative services fee                                                                                 76,617
Payable upon return of securities loaned (Note 5)                                                               44,340,000
Other accrued expenses                                                                                              93,505
Option contracts written at value (premium received,
  $64,040 for AXP VP - Strategy Aggressive Fund) (Note 8)                                                           81,250
                                                                                                                    ------
Total liabilities                                                                                              194,205,967
                                                                                                               -----------
Net assets applicable to outstanding capital stock                                                          $1,814,509,412
                                                                                                            ==============

Represented by
Capital stock -- $.01 par value                                                                             $    2,189,066
Additional paid-in capital                                                                                   2,794,311,386
Excess of distributions over net investment income                                                                (389,644)
Accumulated net realized gain (loss) (Note 9)                                                                ( 732,437,256)
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities in foreign currencies (Note 4)                                    ( 249,164,140)
                                                                                                             - -----------
Total -- representing net assets applicable to outstanding capital stock                                    $1,814,509,412
                                                                                                            ==============
Shares outstanding                                                                                             218,906,628
                                                                                                               -----------
Net asset value per share of outstanding capital stock                                                      $         8.29
                                                                                                            --------------
* Including securities on loan, at value (Note 5)                                                           $   44,021,340
                                                                                                            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
47   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of operations
American Express Variable Portfolio Funds

                                                                                   AXP VP -            AXP VP -          AXP VP -
                                                                                   Blue Chip             Bond             Capital
                                                                                   Advantage             Fund            Resource
Year ended Aug. 31, 2001                                                             Fund                                  Fund
Investment income
Income:
Dividends                                                                       $    718,187         $  1,734,247   $    33,026,752
Interest                                                                             548,731          111,055,341         6,561,396
Less foreign taxes withheld                                                             (960)                  --          (35,816)
                                                                                        ----                  ---          -------
Total income                                                                       1,265,958          112,789,588        39,552,332
                                                                                   ---------          -----------        ----------
Expenses (Note 2):
Investment management services fee                                                   432,774            9,066,435        26,165,265
Distribution fee                                                                      99,620            1,873,229         5,398,734
Administrative services fees and expenses                                             33,432              848,035         1,875,677
Custodian fees                                                                        23,061               95,885           323,925
Compensation of board members                                                          8,335               12,710            24,910
Printing and postage                                                                   5,322               26,483            85,382
Audit fees                                                                            14,000               24,250            23,500
Other                                                                                  7,176               88,616             6,192
                                                                                       -----               ------             -----
Total expenses                                                                       623,720           12,035,643        33,903,585
  Earnings credits on cash balances (Note 2)                                          (5,606)              (1,346)           (1,918)
                                          -                                           ------               ------            ------
Total net expenses                                                                   618,114           12,034,297        33,901,667
                                                                                     -------           ----------        ----------
  Investment income (loss) -- net                                                    647,844          100,755,291         5,650,665
                                                                                     -------          -----------         ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (including loss of $665,054 on
  sale of affiliated issuers) (Note 3)                                           (10,288,530)          (6,966,491)      228,598,206
  Futures contracts                                                               (2,778,469)                  --                --
  Foreign currency transactions                                                           --             (831,703)               --
                                                                                         ---             --------               ---
Net realized gain (loss) on investments                                          (13,066,999)          (7,798,194)      228,598,206
Net change in unrealized appreciation (depreciation)
  on investments and on translation of assets and
  liabilities in foreign currencies                                              (14,942,041)          51,135,996    (2,289,372,543)
                                                                                 -----------           ----------    --------------
Net gain (loss) on investments and foreign currencies                            (28,009,040)          43,337,802    (2,060,774,337)
                                                                                 -----------           ----------    --------------
Net increase (decrease) in net assets resulting
  from operations                                                               $(27,361,196)        $144,093,093   $(2,055,123,672)
                                                                                ============         ============   ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                   AXP VP -             AXP VP -          AXP VP -
                                                                                     Cash              Diversified        Emerging
                                                                                  Management          Equity Income        Markets
Year ended Aug. 31, 2001                                                             Fund                 Fund              Fund
Investment income
Income:
Dividends                                                                        $        --          $   853,125       $    79,325
Interest                                                                          49,036,164              126,713            30,222
  Less foreign taxes withheld                                                             --               (2,286)           (9,141)
                                                                                       -----               ------            ------
Total income                                                                      49,036,164              977,552           100,406
                                                                                  ----------              -------           -------
Expenses (Note 2):
Investment management services fee                                                 4,588,071              226,096            63,655
Distribution fee                                                                   1,124,716               51,207             6,839
Administrative services fees and expenses                                            281,249               15,460             5,471
Custodian fees                                                                        85,059              150,326            57,962
Compensation of board members                                                         10,560                9,610                --
Printing and postage                                                                  41,497                8,988            31,463
Audit fees                                                                            18,250               14,000            14,500
Other                                                                                    910                3,961            11,097
                                                                                         ---                -----            ------
Total expenses                                                                     6,150,312              479,648           190,987
  Expenses reimbursed by AEFC (Note 2)                                                    --             (104,686)          (95,183)
                                                                                         ---             --------           -------
                                                                                   6,150,312              374,962            95,804
  Earnings credits on cash balances (Note 2)                                          (3,739)              (8,735)           (6,612)
                                                                                      ------               ------            ------
Total net expenses                                                                 6,146,573              366,227            89,192
                                                                                   ---------              -------            ------
Investment income (loss) -- net                                                   42,889,591              611,325            11,214
                                                                                  ----------              -------            ------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                       6,388              935,100        (1,826,649)
  Foreign currency transactions                                                           --                   (2)          (41,578)
                                                                                        ----                   --           -------
Net realized gain (loss) on investments                                                6,388              935,098        (1,868,227)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies                                                       --           (1,632,035)         (117,625)
                                                                                         ---           ----------          --------
Net gain (loss) on investments and foreign currencies                                  6,388             (696,937)       (1,985,852)
                                                                                       -----             --------        ----------
Net increase (decrease) in net assets resulting
  from operations                                                                $42,895,979          $   (85,612)      $(1,974,638)
                                                                                 ===========          ===========       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
49   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                    AXP VP -            AXP VP -          AXP VP -
                                                                                     Equity               Extra            Federal
                                                                                     Select              Income            Income
Year ended Aug. 31, 2001                                                             Fund(a)              Fund              Fund
Investment income
Income:
Dividends                                                                          $   6,321         $  5,679,511        $       --
Interest                                                                               6,262           64,321,875         3,610,809
                                                                                       -----           ----------         ---------
Total income                                                                          12,583           70,001,386         3,610,809
                                                                                      ------           ----------         ---------
Expenses (Note 2):
Investment management services fee                                                    14,536            3,654,071           380,941
Distribution fee                                                                       2,795              736,708            78,061
Administrative services fees and expenses                                              1,342              312,497            32,461
Custodian fees                                                                        27,970               50,135            20,896
Compensation of board members                                                             --                9,310             8,335
Printing and postage                                                                   6,700               37,615             9,300
Audit fees                                                                            13,750               19,750            14,500
Other                                                                                    351               35,329               508
                                                                                         ---               ------               ---
Total expenses                                                                        67,444            4,855,415           545,002
  Expenses reimbursed by AEFC (Note 2)                                               (42,503)                  --           (18,800)
                                                                                     -------                 ----           -------
                                                                                      24,941            4,855,415           526,202
  Earnings credits on cash balances (Note 2)                                          (2,209)              (1,384)          (4,678)
                                                                                      ------               ------           ------
Total net expenses                                                                    22,732            4,854,031           521,524
                                                                                      ------            ---------           -------
Investment income (loss) -- net                                                      (10,149)          65,147,355         3,089,285
                                                                                     -------           ----------         ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                    (115,264)         (94,307,791)          372,981
  Futures contracts                                                                       --                   --          (173,081)
                                                                                        ----                 ----          --------
Net realized gain (loss) on investments                                             (115,264)         (94,307,791)          199,900
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                                             (528,321)          17,805,073         1,883,044
                                                                                    --------           ----------         ---------
Net gain (loss) on investments and foreign currencies                               (643,585)         (76,502,718)        2,082,944
                                                                                    --------          -----------         ---------
Net increase (decrease) in net assets resulting
  from operations                                                                  $(653,734)        $(11,355,363)       $5,172,229
                                                                                   =========          ============       ==========

(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
50   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                 AXP VP -             AXP VP -          AXP VP -
                                                                                  Global               Growth         International
                                                                                   Bond                 Fund              Fund
Year ended Aug. 31, 2001                                                           Fund
Investment income
Income:
Dividends                                                                        $        --        $     820,749     $  20,365,491
Interest                                                                          10,236,898              596,379         5,482,661
  Less foreign taxes withheld                                                        (18,143)              (5,834)       (1,972,928)
                                                                                     -------               ------        ----------
Total income                                                                      10,218,755            1,411,294        23,875,224
                                                                                  ----------            ---------        ----------
Expenses (Note 2):
Investment management services fee                                                 1,528,297            1,231,521        14,728,134
Distribution fee                                                                     227,425              249,203         2,216,073
Administrative services fees and expenses                                            112,061              102,800           859,062
Custodian fees                                                                        40,542              187,494           449,183
Compensation of board members                                                          8,335                8,335            14,610
Printing and postage                                                                  14,449               25,500            90,769
Audit fees                                                                            17,750               14,250            21,250
Other                                                                                    444                5,737             4,753
                                                                                         ---                -----             -----
Total expenses                                                                     1,949,303            1,824,840        18,383,834
  Expenses reimbursed by AEFC (Note 2)                                                    --              (30,711)               --
                                                                                        ----              -------              ----
                                                                                   1,949,303            1,794,129        18,383,834
  Earnings credits on cash balances (Note 2)                                          (2,714)              (4,930)           (2,554)
                                                                                      ------               ------            ------
Total net expenses                                                                 1,946,589            1,789,199        18,381,280
                                                                                   ---------            ---------        ----------
Investment income (loss) -- net                                                    8,272,166             (377,905)        5,493,944
                                                                                   ---------             --------         ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                  (3,632,995)         (50,507,065)     (519,106,301)
  Foreign currency transactions                                                       79,700                   --         8,321,049
  Futures contracts                                                                       --                   --          (534,594)
                                                                                       -----                -----          --------
Net realized gain (loss) on investments                                           (3,553,295)         (50,507,065)     (511,319,846)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                                            7,907,861          (94,509,206)     (337,202,909)
                                                                                   ---------          -----------      ------------
Net gain (loss) on investments and foreign currencies                              4,354,566         (145,016,271)     (848,522,755)
                                                                                   ---------         ------------      ------------
Net increase (decrease) in net assets resulting
  from operations                                                                $12,626,732        $(145,394,176)    $(843,028,811)
                                                                                 ===========        =============     =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
51   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                 AXP VP -             AXP VP -            AXP VP -
                                                                                  Managed                New              Partners
                                                                                   Fund              Dimensions           Small Cap
                                                                                                        Fund                Value
Year ended Aug. 31, 2001                                                                                                    Fund(a)
Investment income
Income:
Dividends                                                                    $    34,420,349      $    35,792,672          $     74
Interest                                                                         108,504,282            5,839,952               657
  Less foreign taxes withheld                                                      (106,161)             (51,712)                --
                                                                                   --------              -------
Total income                                                                     142,818,470           41,580,912               731
                                                                                 -----------           ----------               ---
Expenses (Note 2):
Investment management services fee                                                26,202,635           27,613,749             2,014
Distribution fee                                                                   5,532,568            5,708,239               247
Administrative services fees and expenses                                          1,309,591            1,967,593               158
Custodian fees                                                                       304,550              283,557             1,700
Compensation of board members                                                         24,560               24,785                --
Printing and postage                                                                 209,553              291,300               425
Audit fees                                                                            22,000               23,250             9,000
Other                                                                                 38,838                2,034                --
                                                                                      ------                -----             -----
Total expenses                                                                    33,644,295           35,914,507            13,544
  Expenses reimbursed by AEFC (Note 2)                                                    --                   --           (10,537)
                                                                                        ----                -----           -------
                                                                                  33,644,295           35,914,507             3,007
  Earnings credits on cash balances (Note 2)                                          (4,636)                (656)               (9)
                                                                                      ------                 ----                --
Total net expenses                                                                33,639,659           35,913,851             2,998
                                                                                  ----------           ----------             -----
Investment income (loss) -- net                                                  109,178,811            5,667,061            (2,267)
                                                                                 -----------            ---------            ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                 211,165,264         (254,961,419)               --
  Foreign currency transactions                                                       14,190                   --                --
  Options contracts written (Note 8)                                               9,102,122              551,855                --
                                                                                   ---------              -------              ----
Net realized gain (loss) on investments                                          220,281,576         (254,409,564)               --
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                                       (1,300,681,441)      (1,644,598,334)          (84,704)
                                                                              --------------       --------------           -------
Net gain (loss) on investments and foreign currencies                         (1,080,399,865)      (1,899,007,898)          (84,704)
                                                                              --------------       --------------           -------
Net increase (decrease) in net assets resulting
  from operations                                                            $  (971,221,054)     $(1,893,340,837)         $(86,971)
                                                                             ===============      ===============          ========


(a) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
52   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                  AXP VP -              AXP VP -            AXP VP -
                                                                                   S&P 500              Small Cap            Stock
                                                                                    Index               Advantage           Fund(a)
Year ended Aug. 31, 2001                                                            Fund                  Fund
Investment income
Income:
Dividends                                                                       $    484,683          $   290,561          $  1,988
Interest                                                                              12,667              127,115                --
  Less foreign taxes withheld                                                         (2,565)                (306)              (18)
                                                                                      ------                 ----               ---
Total income                                                                         494,785              417,370             1,970
                                                                                     -------              -------             -----
Expenses (Note 2):
Investment management services fee                                                   109,395              289,538               540
Distribution fee                                                                      47,153               49,728               120
Administrative services fees and expenses                                             31,399               22,991                39
Custodian fees                                                                       265,820              106,376             1,800
Compensation of board members                                                          5,959                9,610                --
Printing and postage                                                                   8,918                1,649               450
Audit fees                                                                            14,000               14,000             8,000
Other                                                                                  9,966                6,232                --
                                                                                       -----                -----              ----
Total expenses                                                                       492,610              500,124            10,949
  Less expenses reimbursed by AEFC (Note 2)                                         (305,598)             (37,391)           (9,836)
                                                                                    --------              -------            ------
                                                                                     187,012              462,733             1,113
  Earnings credits on cash balances (Note 2)                                         (14,876)             (11,713)               (9)
                                                                                     -------              -------                --
Total net expenses                                                                   172,136              451,020             1,104
                                                                                     -------              -------             -----
Investment income (loss) -- net                                                      322,649              (33,650)              866
                                                                                     -------              -------               ---

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                    (643,238)          (2,682,421)           (6,883)
  Futures contracts                                                                   41,202               38,136                --
                                                                                      ------               ------            ------
Net realized gain (loss) on investments                                             (602,036)          (2,644,285)           (6,883)
Net change in unrealized appreciation (depreciation) on
investments and on translation of assets and liabilities
  in foreign currencies                                                          (10,412,119)          (3,904,322)          (53,195)
                                                                                 -----------           ----------           -------
Net gain (loss) on investments and foreign currencies                            (11,014,155)          (6,548,607)          (60,078)
                                                                                 -----------           ----------           -------
Net increase (decrease) in net assets resulting
  from operations                                                               $(10,691,506)         $(6,582,257)         $(59,212)
                                                                                ============          ===========          ========

(a) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
53   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                                                      AXP VP -
                                                                                                      Strategy
                                                                                                     Aggressive
Year ended Aug. 31, 2001                                                                                Fund
Investment income
Income:
Dividends                                                                                         $     7,846,817
Interest                                                                                               15,963,721
  Less foreign taxes withheld                                                                            (114,222)
                                                                                                         --------
Total income                                                                                           23,696,316
                                                                                                       ----------
Expenses (Note 2):
Investment management services fee                                                                     16,018,758
Distribution fee                                                                                        3,341,490
Administrative services fees and expenses                                                               1,192,060
Custodian fees                                                                                            283,424
Compensation of board members                                                                              17,959
Printing and postage                                                                                      134,393
Audit fees                                                                                                 18,500
Other                                                                                                       1,266
                                                                                                            -----
Total expenses                                                                                         21,007,850
  Earnings credits on cash balances (Note 2)                                                               (4,902)
                                                                                                           ------
Total net expenses                                                                                     21,002,948
                                                                                                       ----------
Investment income (loss) -- net                                                                         2,693,368
                                                                                                        ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                                     (700,836,252)
  Foreign currency transactions                                                                            (6,603)
  Futures contracts                                                                                   (22,806,551)
  Options contracts written (Note 8)                                                                   11,465,436
                                                                                                       ----------
Net realized gain (loss) on investments                                                              (712,183,970)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                                               (1,515,699,404)
                                                                                                   --------------
Net gain (loss) on investments and foreign currencies                                              (2,227,883,374)
                                                                                                   --------------
Net increase (decrease) in net assets resulting from operations                                   $(2,225,190,006)
                                                                                                  ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
54   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of changes in net assets
American Express Variable Portfolio Funds

                                                            AXP VP - Blue Chip Advantage Fund               AXP VP - Bond Fund
Year ended Aug. 31,                                              2001              2000(a)              2001                 2000
Operations and distributions
Investment income (loss) -- net                             $    647,844         $   107,087     $  100,755,291     $  116,882,534
Net realized gain (loss) on investments                      (13,066,999)         (1,224,900)        (7,798,194)       (53,848,680)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                      (14,942,041)          6,455,361         51,135,996          9,693,956
                                                             -----------           ---------         ----------          ---------
Net increase (decrease) in net assets
  resulting from operations                                  (27,361,196)          5,337,548        144,093,093         72,727,810
                                                             -----------           ---------        -----------         ----------
Distributions to shareholders from:
  Net investment income                                         (648,430)           (108,611)       (97,571,632)      (115,516,198)
                                                                --------            --------        -----------       ------------

Capital share transactions (Note 6)
Proceeds from sales                                           44,698,549          67,771,142        214,172,408        114,752,390
Reinvestment of distributions at
  net asset value                                                595,131              47,070         98,443,073        106,906,365
Payments for redemptions                                      (7,650,542)         (3,690,078)      (200,613,116)      (461,561,788)
                                                              ----------          ----------       ------------       ------------
Increase (decrease) in net assets from
  capital share transactions                                  37,643,138          64,128,134        112,002,365       (239,903,033)
                                                              ----------          ----------        -----------       ------------
Total increase (decrease) in net assets                        9,633,512          69,357,071        158,523,826       (282,691,421)
Net assets at beginning of year                               71,312,447           1,955,376(b)   1,467,596,238      1,750,287,659
                                                              ----------           ---------      -------------      -------------
Net assets at end of year                                   $ 80,945,959         $71,312,447     $1,626,120,064     $1,467,596,238
                                                            ============         ===========     ==============     ==============
Undistributed net investment income                         $         --         $       586     $    4,038,717     $    1,473,664
                                                            ------------         -----------     --------------     --------------

(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) Initial capital of $2,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $44,624 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).

                                                           AXP VP - Capital Resource Fund            AXP VP - Cash Management Fund
Year ended Aug. 31,                                           2001                  2000               2001               2000
Operations and distributions
Investment income (loss) -- net                          $     5,650,665      $   (1,332,633)    $   42,889,591    $    40,976,186
Net realized gain (loss) on investments                      228,598,206         521,433,080              6,388               (298)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                   (2,289,372,543)        506,731,364                 --                 --
                                                          --------------         -----------     --------------         -----------
Net increase (decrease) in net assets
  resulting from operations                               (2,055,123,672)      1,026,831,811         42,895,979         40,975,888
                                                          --------------       -------------         ----------         ----------
Distributions to shareholders from:
  Net investment income                                       (6,962,448)                 --        (42,812,931)       (41,014,556)
  Net realized gain                                         (521,763,669)       (573,191,093)                --                 --
                                                            ------------        ------------       ------------        -----------
Total distributions                                         (528,726,117)       (573,191,093)       (42,812,931)       (41,014,556)
                                                            ------------        ------------        -----------        -----------

Capital share transactions (Note 6)
Proceeds from sales                                           88,415,110         161,522,332      1,141,462,249      1,024,273,156
Reinvestment of distributions at
  net asset value                                            524,721,290         573,191,093         43,981,927         37,095,171
Payments for redemptions                                    (678,846,922)       (889,079,855)      (904,636,054)      (968,460,693)
                                                            ------------        ------------       ------------       ------------
Increase (decrease) in net assets from
  capital share transactions                                 (65,710,522)       (154,366,430)       280,808,122         92,907,634
                                                             -----------        ------------        -----------         ----------
Total increase (decrease) in net assets                   (2,649,560,311)        299,274,288        280,891,170         92,868,966
Net assets at beginning of year                            5,919,840,831       5,620,566,543        782,488,584        689,619,618
                                                           -------------       -------------        -----------        -----------
Net assets at end of year                                $ 3,270,280,520      $5,919,840,831     $1,063,379,754    $   782,488,584
                                                         ===============      ==============     ==============    ===============
Undistributed (excess of distributions over)
  net investment income                                  $    (1,311,782)     $            1     $       38,370    $       (38,290)
                                                         ---------------       -------------     --------------    ---------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
55   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                               AXP VP - Diversified Equity
                                                                     Income Fund                    AXP VP - Emerging Markets Fund
Year ended Aug. 31,                                             2001                2000(a)              2001             2000(b)
Operations and distributions
Investment income (loss) -- net                             $    611,325         $   160,652        $    11,214       $    (6,567)
Net realized gain (loss) on investments                          935,098            (289,560)        (1,868,227)          (47,116)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                       (1,632,035)            945,865           (117,625)         (265,835)
                                                              ----------             -------           --------          --------
Net increase (decrease) in net assets
  resulting from operations                                      (85,612)            816,957         (1,974,638)         (319,518)
                                                                 -------             -------         ----------          --------
Distributions to shareholders from:
  Net investment income                                         (611,792)           (162,618)                --                --
  Tax return of capital                                               --                  --                 --            (4,272)
                                                                   -----               -----               ----            ------
Total distributions                                             (611,792)           (162,618)                --            (4,272)
                                                                --------            --------               ----            ------

Capital share transactions (Note 6)
Proceeds from sales                                           92,854,245          23,715,662          6,629,090         3,356,229
Reinvestment of distributions at net asset value                 339,812             102,383                 --             4,272
Payments for redemptions                                      (9,768,330)         (3,642,255)        (4,557,635)       (2,546,345)
                                                              ----------          ----------         ----------        ----------
Increase (decrease) in net assets from
  capital share transactions                                  83,425,727          20,175,790          2,071,455           814,156
                                                              ----------          ----------          ---------           -------
Total increase (decrease) in net assets                       82,728,323          20,830,129             96,817           490,366
Net assets at beginning of year                               22,781,967           1,951,838(c)       5,607,492         5,117,126(d)
                                                              ----------           ---------          ---------         ---------
Net assets at end of year                                   $105,510,290         $22,781,967        $ 5,704,309       $ 5,607,492
                                                            ============         ===========        ===========       ===========
Undistributed (excess of distributions over)
  net investment income                                     $    (15,496)        $       470        $        --       $        --
                                                            ------------         -----------        -----------       -----------


(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Initial capital of $2,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $48,162 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).
(d) Initial capital of $5,000,000 was contributed on April 26, 2000. The Fund had an increase in net assets resulting from operations of $117,126 during the period from April 26, 2000 to May 1, 2000 (date the Fund became available).


                                                                         AXP VP - Equity
                                                                           Select Fund               AXP VP - Extra Income Fund
Year ended Aug. 31,                                                            2001(a)                 2001                2000
Operations and distributions
Investment income (loss) -- net                                           $   (10,149)           $   65,147,355      $  63,963,928
Net realized gain (loss) on investments                                      (115,264)              (94,307,791)       (36,041,436)
Net change in unrealized appreciation (depreciation)
  on investments and on translation of assets and
  liabilities in foreign currencies                                          (528,321)               17,805,073        (37,938,667)
                                                                             --------                ----------        -----------
Net increase (decrease) in net assets
  resulting from operations                                                  (653,734)              (11,355,363)       (10,016,175)
                                                                             --------               -----------        -----------
Distributions to shareholders from:
  Net investment income                                                            --               (63,606,197)       (63,640,261)
                                                                                -----                -----------        -----------

Capital share transactions (Note 6)
Proceeds from sales                                                        13,564,420               125,002,446        111,860,734
Reinvestment of distributions at net asset value                                   --                64,378,242         57,892,926
Payments for redemptions                                                   (1,343,355)             (100,064,441)      (139,567,473)
                                                                           ----------              ------------       ------------
Increase (decrease) in net assets from
  capital share transactions                                               12,221,065                89,316,247         30,186,187
                                                                           ----------                ----------         ----------
Total increase (decrease) in net assets                                    11,567,331                14,354,687        (43,470,249)
Net assets at beginning of year                                             2,053,379(b)            594,567,627        638,037,876
                                                                            ---------               -----------        -----------
Net assets at end of year                                                 $13,620,710            $  608,922,314      $ 594,567,627
                                                                          ===========            ==============      =============
Undistributed (excess of distributions over)
  net investment income                                                   $        --            $      286,861      $    (953,626)
                                                                          -----------            --------------      -------------

(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(b) Initial capital of $2,000,000 was contributed on April 26, 2001. The Fund had an increase in net assets resulting from operations of $53,379 during the period from April 26, 2001 to May 1, 2001 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
56   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                              AXP VP - Federal Income Fund           AXP VP - Global Bond Fund
Year ended Aug. 31,                                             2001               2000(a)             2001               2000
Operations and distributions
Investment income (loss) -- net                             $  3,089,285        $  1,415,145       $  8,272,166       $  9,022,842
Net realized gain (loss) on investments                          199,900             (81,013)        (3,553,295)        (3,871,178)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                        1,883,044             138,567          7,907,861         (8,771,892)
                                                               ---------             -------          ---------         ----------
Net increase (decrease) in net assets
  resulting from operations                                    5,172,229           1,472,699         12,626,732         (3,620,228)
                                                               ---------           ---------         ----------         ----------
Distributions to shareholders from:
  Net investment income                                       (3,091,592)         (1,420,833)        (4,606,500)        (6,087,281)
  Net realized gain                                                 (116)                 --                 --                 --
                                                               ---------           ---------         ----------         ----------
Total distributions                                           (3,091,708)         (1,420,833)        (4,606,500)        (6,087,281)
                                                              ----------          ----------         ----------         ----------

Capital share transactions (Note 6)
Proceeds from sales                                           82,552,291          51,592,615         33,292,605         27,391,610
Reinvestment of distributions at net asset value               2,904,343           1,249,119          4,511,911          5,481,547
Payments for redemptions                                     (18,142,330)        (25,830,856)       (31,673,167)       (43,273,645)
                                                             -----------         -----------        -----------        -----------
Increase (decrease) in net assets from
  capital share transactions                                  67,314,304          27,010,878          6,131,349        (10,400,488)
                                                              ----------          ----------          ---------        -----------
Total increase (decrease) in net assets                       69,394,825          27,062,744         14,151,581        (20,107,997)
Net assets at beginning of year                               37,080,339          10,017,595(b)     177,318,234        197,426,231
                                                              ----------          ----------        -----------        -----------
Net assets at end of year                                   $106,475,164        $ 37,080,339       $191,469,815       $177,318,234
                                                            ============        ============       ============       ============
Undistributed (excess of distributions over)
  net investment income                                     $         --        $      2,307       $  1,148,955       $    (69,768)
                                                             -----------        ------------       ------------       ------------


(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) Initial capital of $10,000,000 was contributed on Sept. 10, 1999. The Fund had an increase in net assets resulting from operations of $17,595 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).


                                                                  AXP VP - Growth Fund             AXP VP - International Fund
Year ended Aug. 31,                                            2001                 2000(a)           2001               2000
Operations and distributions
Investment income (loss) -- net                            $    (377,905)       $    (68,175)   $     5,493,944    $     6,822,565
Net realized gain (loss) on investments                      (50,507,065)         (2,067,357)      (511,319,846)       402,010,033
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                      (94,509,206)         23,048,568       (337,202,909)       (80,050,249)
                                                             -----------          ----------       ------------        -----------
Net increase (decrease) in net assets
  resulting from operations                                 (145,394,176)         20,913,036       (843,028,811)       328,782,349
                                                            ------------          ----------       ------------        -----------
Distributions to shareholders from:
  Net investment income                                               --                  --         (5,512,064)                --
  Net realized gain                                                   --             (21,500)      (408,041,324)      (358,133,126)
  Excess distributions from net
  investment income (Note 1)                                          --                  --         (8,206,027)                --
                                                                 -------               -----         ----------              -----
Total distributions                                                   --             (21,500)      (421,759,415)      (358,133,126)
                                                               ---------             -------       ------------       ------------

Capital share transactions (Note 6)
Proceeds from sales                                          135,579,014         176,740,005        234,314,455        320,452,991
Reinvestment of distributions at net asset value                      --              21,500        416,274,714        358,133,126
Payments for redemptions                                      (8,042,894)         (4,834,742)      (464,642,918)      (481,511,642)
                                                              ----------          ----------       ------------       ------------
Increase (decrease) in net assets from
  capital share transactions                                 127,536,120         171,926,763        185,946,251        197,074,475
                                                             -----------         -----------        -----------        -----------
Total increase (decrease) in net assets                      (17,858,056)        192,818,299     (1,078,841,975)       167,723,698
Net assets at beginning of year                              194,762,760           1,944,461(b)   2,388,754,491      2,221,030,793
                                                             -----------           ---------      -------------      -------------
Net assets at end of year                                  $ 176,904,704        $194,762,760    $ 1,309,912,516     $2,388,754,491
                                                           =============        ============    ===============     ==============
Undistributed (excess of distributions over)
  net investment income                                    $          --        $         --    $      (181,406)    $       18,120
                                                           -------------        ------------    ---------------     --------------

(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) Initial capital of $2,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $55,539 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
57   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                AXP VP - Managed Fund              AXP VP - New Dimensions Fund
Year ended Aug. 31,                                           2001                  2000               2001               2000
Operations and distributions
Investment income (loss) -- net                          $   109,178,811      $  123,064,159    $     5,667,061     $    7,090,644
Net realized gain (loss) on investments                      220,281,576         309,113,951       (254,409,564)       343,701,333
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                   (1,300,681,441)        444,957,506     (1,644,598,334)       951,943,591
                                                          --------------         -----------     --------------        -----------
Net increase (decrease) in net assets
  resulting from operations                                 (971,221,054)        877,135,616     (1,893,340,837)     1,302,735,568
                                                            ------------         -----------     --------------      -------------
Distributions to shareholders from:
  Net investment income                                      (98,962,920)       (123,017,644)        (5,302,433)        (7,206,757)
  Net realized gain                                         (302,887,014)       (227,051,206)      (349,235,295)       (34,324,740)
                                                            ------------        ------------       ------------        -----------
Total distributions                                         (401,849,934)       (350,068,850)      (354,537,728)       (41,531,497)
                                                            ------------        ------------       ------------        -----------

Capital share transactions (Note 6)
Proceeds from sales                                          116,758,124         187,325,532        503,794,426        855,882,656
Reinvestment of distributions at
  net asset value                                            412,774,099         318,257,555        354,346,255         40,024,565
Payments for redemptions                                    (620,315,746)       (855,460,704)      (282,156,566)      (131,113,528)
                                                            ------------        ------------       ------------       ------------
Increase (decrease) in net assets from
  capital share transactions                                 (90,783,523)       (349,877,617)       575,984,115        764,793,693
                                                             -----------        ------------        -----------        -----------
Total increase (decrease) in net assets                   (1,463,854,511)        177,189,149     (1,671,894,450)     2,025,997,764
Net assets at beginning of year                            5,222,919,985       5,045,730,836      5,564,222,410      3,538,224,646
                                                           -------------       -------------      -------------      -------------
Net assets at end of year                                $ 3,759,065,474      $5,222,919,985    $ 3,892,327,960     $5,564,222,410
                                                         ===============      ==============    ===============     ==============
Undistributed (excess of distributions over)
  net investment income                                  $     1,279,755      $   (8,517,689)   $       182,164     $     (182,317)
                                                         ---------------      --------------    ---------------     --------------

                                                                         AXP VP - Partners
                                                                      Small Cap Value Fund         AXP VP - S&P 500 Index Fund
Year ended Aug. 31,                                                           2001(a)                  2001             2000(b)
Operations and distributions
Investment income (loss) -- net                                            $   (2,267)             $    322,649       $    35,793
Net realized gain (loss) on investments                                            --                  (602,036)           55,131
Net change in unrealized appreciation (depreciation)
  on investments and on translation of assets and
  liabilities in foreign currencies                                           (84,704)              (10,412,119)          656,987
                                                                              -------               -----------           -------
Net increase (decrease) in net assets
  resulting from operations                                                   (86,971)              (10,691,506)          747,911
                                                                              -------               -----------           -------
Distributions to shareholders from:
   Net investment income                                                           --                  (321,521)          (45,004)
   Net realized gain                                                               --                   (58,609)               --
                                                                                 ----                   -------              ----
Total distributions                                                                --                  (380,130)          (45,004)
                                                                                 ----                  --------           -------

Capital share transactions (Note 6)
Proceeds from sales                                                           866,506                55,760,130        10,618,952
Reinvestment of distributions at net asset value                                   --                   289,786            19,003
Payments for redemptions                                                           --               (10,084,873)         (390,158)
                                                                                 ----               -----------          --------
Increase (decrease) in net assets from
  capital share transactions                                                  866,506                45,965,043        10,247,797
                                                                              -------                ----------        ----------
Total increase (decrease) in net assets                                       779,535                34,893,407        10,950,704
Net assets at beginning of year                                             4,005,408(c)             21,008,667        10,057,963(d)
                                                                            ---------                ----------        ----------
Net assets at end of year                                                  $4,784,943              $ 55,902,074       $21,008,667
                                                                           ==========              ============       ===========
Undistributed (excess of distributions over)
  net investment income                                                    $       --              $      4,927       $     3,799
                                                                           ----------              ------------       -----------


(a) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Initial capital of $4,000,000 was contributed on Aug. 2, 2001. The Fund had an increase in net assets resulting from operations of $5,408 during the period from Aug. 2, 2001 to Aug. 14, 2001 (date the Fund became available).
(d) Initial capital of $10,000,000 was contributed on April 26, 2000. The Fund had an increase in net assets resulting from operations of $57,963 during the period from April 26, 2000 to May 1, 2000 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
58   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                              AXP VP - Small Cap Advantage Fund          AXP VP - Stock Fund
Year ended Aug. 31,                                              2001                2000(a)                  2001(b)
Operations and distributions
Investment income (loss) -- net                              $   (33,650)        $   (33,076)             $      866
Net realized gain (loss) on investments                       (2,644,285)            979,929                  (6,883)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                       (3,904,322)          2,398,169                 (53,195)
                                                              ----------           ---------                 -------
Net increase (decrease) in net assets
  resulting from operations                                   (6,582,257)          3,345,022                 (59,212)
                                                              ----------           ---------                 -------
Distributions to shareholders from:
   Net investment income                                          (3,626)                 --                  (2,137)
   Net realized gain                                          (1,082,370)            (51,500)                     --
                                                              ----------             -------
Total distributions                                           (1,085,996)            (51,500)                 (2,137)
                                                              ----------             -------                  ------

Capital share transactions (Note 6)
Proceeds from sales                                           29,983,806          31,835,984                  80,732
Reinvestment of distributions at net asset value               1,085,996              51,500                      --
Payments for redemptions                                      (5,272,551)         (7,049,658)                     --
                                                              ----------          ----------                    ----
Increase (decrease) in net assets from
  capital share transactions                                  25,797,251          24,837,826                  80,732
                                                              ----------          ----------                  ------
Total increase (decrease) in net assets                       18,128,998          28,131,348                  19,383
Net assets at beginning of year                               31,101,148           2,969,800(c)            1,964,697(d)
                                                              ----------           ---------               ---------
Net assets at end of year                                    $49,230,146         $31,101,148              $1,984,080
                                                             ===========         ===========              ==========
Undistributed net investment income                          $     1,720         $       906              $      188
                                                             -----------         -----------              ----------

(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) For the period from Aug.13, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Initial capital of $3,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $30,200 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).
(d) Initial capital of $2,000,000 was contributed on Aug. 2, 2001. The Fund had a decrease in net assets resulting from operations of $35,303 during the period from Aug. 2, 2001 to Aug. 13, 2001 (date the Fund became available).


                                                                                                 AXP VP - Strategy Aggressive Fund

Year ended Aug. 31,                                                                                  2001                2000
Operations and distributions
Investment income (loss) -- net                                                                 $     2,693,368     $    1,324,518
Net realized gain (loss) on investments                                                            (712,183,970)       965,224,198
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                            (1,515,699,404)       971,335,686
                                                                                                 --------------        -----------
Net increase (decrease) in net assets resulting from operations                                  (2,225,190,006)     1,937,884,402
                                                                                                 --------------      -------------
Distributions to shareholders from:
   Net investment income                                                                             (4,199,226)            (6,259)
   Net realized gain                                                                               (979,638,932)      (252,883,137)
                                                                                                   ------------       ------------
Total distributions                                                                                (983,838,158)      (252,889,396)
                                                                                                   ------------       ------------
Capital share transactions (Note 6)
Proceeds from sales                                                                                 232,145,175        355,616,461
Reinvestment of distributions at net asset value                                                    981,016,852        254,972,408
Payments for redemptions                                                                           (386,518,713)      (426,011,593)
                                                                                                   ------------       ------------
Increase (decrease) in net assets from capital share transactions                                   826,643,314        184,577,276
                                                                                                    -----------        -----------
Total increase (decrease) in net assets                                                          (2,382,384,850)     1,869,572,282
Net assets at beginning of year                                                                   4,196,894,262      2,327,321,980
                                                                                                  -------------      -------------
Net assets at end of year                                                                       $ 1,814,509,412     $4,196,894,262
                                                                                                ===============     ==============
Undistributed (excess of distributions over) net investment income                              $      (389,644)    $    1,122,817
                                                                                                ---------------     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
59   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Notes to Financial Statements

American Express Variable Portfolio Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, (non-diversified for AXP VP - Global Bond Fund, AXP VP - Partners Small Cap Value Fund and AXP VP - S&P 500 Index Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

The following Funds became available Sept. 15, 1999. Prior to this date, American Express Financial Corporation (AEFC) purchased the following shares of capital stock at $10 per share, which represented the initial capital in each
Fund:

Fund                                                Number of shares
AXP VP - Blue Chip Advantage Fund                       200,000
AXP VP - Diversified Equity Income Fund                 200,000
AXP VP - Federal Income Fund                          1,000,000
AXP VP - Growth Fund                                    200,000
AXP VP - Small Cap Advantage Fund                       300,000

The following Funds became available on May 1, 2000. Prior to this date, AEFC purchased the following shares of capital stock at $10 per share, which represented the initial capital in each Fund:

Fund                                                Number of shares
AXP VP - Emerging Markets Fund                          500,000
AXP VP - S&P 500 Index Fund                           1,000,000

The following Fund became available on May 1, 2001. Prior to this date, AEFC purchased the following shares of capital stock at $10 per share, which represented the initial capital in the Fund:

Fund                                                Number of shares
AXP VP - Equity Select Fund                             200,000

The following Fund became available on Aug. 13, 2001. Prior to this date, AEFC purchased the following shares of capital stock at $10 per share, which represented the initial capital in the Fund:

Fund                                                Number of shares
AXP VP - Stock Fund                                     200,000

The following Fund became available on Aug. 14, 2001. Prior to this date, AEFC purchased the following shares of capital stock at $10 per share, which represented the initial capital in the Fund:

Fund                                               Number of shares
AXP VP - Partners Small Cap Value Fund                 400,000

The primary investments of each Fund are as follows:

AXP VP - Blue Chip Advantage Fund invests primarily in common stocks of companies that are included in the Standard & Poor's 500
         Composite Stock Price Index (S&P 500).

AXP VP - Bond Fund invests primarily in bonds and other debt obligations.

AXP VP - Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock.

AXP VP - Cash Management Fund invests primarily in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper.

AXP VP - Diversified Equity Income Fund invests primarily in dividend-paying common and preferred stocks.

AXP VP - Emerging Markets Fund invests primarily in equity securities of companies in emerging market countries.

AXP VP - Equity Select Fund invests primarily in growth stocks of medium-sized companies.

AXP VP - Extra Income Fund invests primarily in high-yielding, high risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments.

AXP VP - Federal Income Fund invests primarily in debt obligations guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

AXP VP - Global Bond Fund invests primarily in debt securities of U.S. and foreign issuers.

AXP VP - Growth Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities.

AXP VP - International Fund invests primarily in equity securities of foreign issuers that offer strong growth potential.

AXP VP - Managed Fund invests primarily in a combination of common and preferred stocks, convertible securities, bonds and other debt securities.

--------------------------------------------------------------------------------
60  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - New Dimensions Fund invests primarily in common stocks showing potential for significant growth.

AXP VP - Partners Small Cap Value Fund invests primarily in equity securities of small capitalization companies.

AXP VP - S&P 500 Index Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the S&P 500 Index.

AXP VP - Small Cap Advantage Fund invests primarily in equity securities of small companies.

AXP VP - Stock Fund invests primarily in common stocks and securities convertible into common stocks.

AXP VP - Strategy Aggressive Fund invests primarily in securities of growth companies.

Shares of each Fund are sold through the purchase of a variable annuity contract or life insurance policy.

Each Fund's significant accounting policies are summarized as follows:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Funds, except AXP VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in AXP VP - Cash Management Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except AXP VP - Cash Management Fund, may buy and sell put and call options and write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Funds, except AXP VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds, except AXP VP - Cash Management Fund, may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
61   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Illiquid securities
As of Aug. 31, 2001, investments in securities for AXP VP - Bond Fund, AXP VP - Extra Income Fund, AXP VP - Managed Fund and AXP VP - Strategy Aggressive Fund, included issues that are illiquid which the Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Aug. 31, 2001, was $6,989,261, $16,478,067, $1,505,750 and
$84,196,660, representing 0.43%, 2.71%, 0.04% and 4.64% of net assets for AXP VP
- Bond Fund, AXP VP - Extra Income Fund, AXP VP - Managed Fund and AXP VP - Strategy Aggressive Fund, respectively. These securities are valued at fair value according to methods selected in good faith by the board. According to the board guidelines certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by AXP VP - Bond Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its commitment. As of Aug. 31, 2001, AXP VP - Bond Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund had entered into outstanding when-issued or forward commitments of $97,358,160, $15,752,199 and $6,483,592, respectively.

These Funds may also enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for these Funds to "roll over" their purchase commitments, these Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by AXP VP - Strategy Aggressive Fund on a forward-commitment basis can take place one month or more after the transaction date. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Aug. 31, 2001, the Fund had entered into outstanding forward-commitments of $5,700,000.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the Variable Accounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

--------------------------------------------------------------------------------
62   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                            AXP VP -     AXP VP -      AXP VP -       AXP VP -         AXP VP -      AXP VP -
                                            Blue Chip      Bond         Capital         Cash          Diversified    Emerging
                                            Advantage      Fund        Resource      Management      Equity Income    Markets
                                              Fund                       Fund           Fund             Fund          Fund

Accumulated net
  realized gain (loss)                         $--      $(618,606)        $--            $--           $ 15,499      $(41,578)
Undistributed net
  investment income                             --       (618,606)         --             --            (15,499)      (11,214)
                                               ---       --------         ---            ---            -------       -------
Additional paid-in
  capital reduction (increase)                 $--      $      --         $--            $--            $    --      $ 30,364
                                               ---       --------         ---            ---            -------       -------

                                            AXP VP -       AXP VP -     AXP VP -       AXP VP -         AXP VP -      AXP VP -
                                          Equity Select  Extra Income    Federal      Global Bond        Growth     International
                                              Fund          Fund         Income          Fund             Fund          Fund
                                                                          Fund
Accumulated net
  realized gain (loss)                       $   --     $(300,671)        $--       $(2,446,943)       $     --     $8,321,049
Undistributed net
  investment income                           8,941      (300,671)         --        (2,446,943)        377,905      8,024,621
                                              -----      --------         ---        ----------         -------      ---------
Additional paid-in
  capital reduction (increase)               $8,941     $      --         $--       $        --        $377,905     $ (296,428)
                                              -----      --------         ---        ----------         -------      ---------

                                       AXP VP -     AXP VP -      AXP VP -      AXP VP -     AXP VP -    AXP VP -     AXP VP -
                                        Managed        New        Partners       S&P 500     Small Cap     Stock      Strategy
                                         Fund      Dimensions     Small Cap       Index      Advantage     Fund      Aggressive
                                                      Fund          Value         Fund         Fund                     Fund
                                                                    Fund
Accumulated net
  realized gain (loss)                 $ 418,447     $(147)         $ --           $--       $(13,612)     $ --       $(6,603)
Undistributed net
  investment income                     (418,447)     (147)          588            --         38,090       188        (6,603)
                                        --------      ----           ---            --         ------       ---        ------
Additional paid-in
  capital reduction (increase)         $     --      $  --          $588           $--       $ 51,702      $188       $    --
                                       --------      -----          ----           ---       --------      ----       -------

Dividends
As of Aug. 31, 2001, dividends declared for each Fund payable Sept. 4, 2001 are as follows:

Fund                                                    Amount per share
AXP VP - Blue Chip Advantage Fund                            $0.012
AXP VP - Bond Fund                                            0.051
AXP VP - Capital Resource Fund                                0.026
AXP VP - Cash Management Fund                                 0.003
AXP VP - Diversified Equity Income Fund                       0.032
AXP VP - Extra Income Fund                                    0.056
AXP VP - Federal Income Fund                                  0.038
AXP VP - Global Bond Fund                                     0.036
AXP VP - International Fund                                   0.035
AXP VP - Managed Fund                                         0.085
AXP VP - New Dimensions Fund                                  0.007
AXP VP - S&P 500 Index Fund                                   0.016
AXP VP - Stock Fund                                           0.010
AXP VP - Strategy Aggressive Fund                             0.013

Distributions to the Variable Accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly for AXP VP - Bond Fund, AXP VP - Cash Management Fund, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund and declared and distributed quarterly, when available, for AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP
- Growth Fund, AXP VP - International Fund, AXP VP - Managed Fund, AXP VP - New Dimensions Fund, AXP VP - Partners Small Cap Value Fund, AXP VP -S&P 500 Index Fund, AXP VP-- Small Cap Advantage Fund, AXP VP - Stock Fund and AXP VP - Strategy Aggressive Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
63   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

2. EXPENSES
The Funds have an Investment Management Agreement with IDS Life for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                    Percentage range
AXP VP - Blue Chip Advantage Fund                       0.560% to 0.470%
AXP VP - Bond Fund                                      0.610% to 0.535%
AXP VP - Capital Resource Fund                          0.630% to 0.570%
AXP VP - Cash Management Fund                           0.510% to 0.440%
AXP VP - Diversified Equity Income Fund                 0.560% to 0.470%
AXP VP - Emerging Markets Fund                          1.170% to 1.095%
AXP VP - Equity Select Fund                             0.650% to 0.560%
AXP VP - Extra Income Fund                              0.620% to 0.545%
AXP VP - Federal Income Fund                            0.610% to 0.535%
AXP VP - Global Bond Fund                               0.840% to 0.780%
AXP VP - Growth Fund                                    0.630% to 0.570%
AXP VP - International Fund                             0.870% to 0.795%
AXP VP - Managed Fund                                   0.630% to 0.550%
AXP VP - New Dimensions Fund                            0.630% to 0.570%
AXP VP - Partners Small Cap Value Fund                  1.020% to 0.920%
AXP VP - S&P 500 Index Fund                             0.290% to 0.260%
AXP VP - Small Cap Advantage Fund                       0.790% to 0.650%
AXP VP - Stock Fund                                     0.560% to 0.470%
AXP VP - Strategy Aggressive Fund                       0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to the stated index up to a maximum percentage of each Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The index name, maximum percentage adjustment and the amount the fee was increased (decreased) for each Fund for the year ended Aug. 31, 2001 (effective Dec. 1, 2000 for AXP VP - Emerging Markets Fund) are as follows:

Fund                                                Maximum                   Index                        Increase
                                                  percentage                  name                        (decrease)
                                                  adjustment
AXP VP - Blue Chip Advantage Fund                   0.08%      Lipper Large-Cap Core Index                  $(13,523)
AXP VP - Diversified Equity Income Fund             0.08%      Lipper Equity Income Funds Index               (3,309)
AXP VP - Emerging Markets Fund                      0.12%      Lipper Emerging Markets Funds Index              (357)
AXP VP - Equity Select Fund                         0.12%      Lipper Multi-Cap Growth Index                      --
AXP VP - Growth Fund                                0.12%      Lipper Large-Cap Growth Index                 (24,460)
AXP VP - Partners Small Cap Value Fund              0.12%      Lipper Small-Cap Value Funds Index                 --
AXP VP - Small Cap Advantage Fund                   0.12%      Lipper Small-Cap Core Index                   (24,746)
AXP VP - Stock Fund                                 0.08%      Lipper Large-Cap Core Index                        --

The first adjustment for AXP VP - Equity Select Fund, AXP VP - Partners Small Cap Value Fund and AXP VP - Stock Fund will be made on Feb. 1, 2002 and will cover the six-month period beginning Sept. 1, 2001.

IDS Life, in turn, pays to AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP VP - International Fund and AXP VP - S&P 500 Index Fund and 0.25% for each remaining Fund. AEFC has Sub-investment Advisory Agreements with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC and Kenwood Capital Management LLC, an indirect subsidiary of AEFC, Royce & Associates, Inc. (Royce), a wholly-owned subsidiary of Legg Mason and EQSF Advisers, Inc. (Third Avenue), an indirect subsidiary of AEFC.

In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. The reimbursement paid by AXP VP - Cash Management Fund will be limited to 0.25% of the Fund's average daily net assets.

The Funds have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

--------------------------------------------------------------------------------
64   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                    Percentage range
AXP VP - Blue Chip Advantage Fund                       0.040% to 0.020%
AXP VP - Bond Fund                                      0.050% to 0.025%
AXP VP - Capital Resource Fund                          0.050% to 0.030%
AXP VP - Cash Management Fund                           0.030% to 0.020%
AXP VP - Diversified Equity Income Fund                 0.040% to 0.020%
AXP VP - Emerging Markets Fund                          0.100% to 0.050%
AXP VP - Equity Select Fund                             0.060% to 0.030%
AXP VP - Extra Income Fund                              0.050% to 0.025%
AXP VP - Federal Income Fund                            0.050% to 0.025%
AXP VP - Global Bond Fund                               0.060% to 0.040%
AXP VP - Growth Fund                                    0.050% to 0.030%
AXP VP - International Fund                             0.060% to 0.035%
AXP VP - Managed Fund                                   0.040% to 0.020%
AXP VP - New Dimensions Fund                            0.050% to 0.030%
AXP VP - Partners Small Cap Value Fund                  0.080% to 0.055%
AXP VP - S&P 500 Index Fund                             0.080% to 0.065%
AXP VP - Small Cap Advantage Fund                       0.060% to 0.035%
AXP VP - Stock Fund                                     0.040% to 0.020%
AXP VP - Strategy Aggressive Fund                       0.060% to 0.035%

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Through April 30, 2002, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of the Fund's average daily net assets:

Fund                                                       Percentage
AXP VP - Emerging Markets Fund                               1.750%
AXP VP - Equity Select Fund                                  1.100%
AXP VP - Partners Small Cap Value Fund                       1.500%
AXP VP - S&P 500 Index Fund                                  0.495%
AXP VP - Stock Fund                                          1.100%

Through Aug. 31, 2001, IDS Life and AEFC agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of the Fund's average daily net assets:

Fund                                                       Percentage
AXP VP - Blue Chip Advantage Fund                            0.950%
AXP VP - Diversified Equity Income Fund                      0.950%
AXP VP - Federal Income Fund                                 0.875%
AXP VP - Growth Fund                                         0.950%
AXP VP - Small Cap Advantage Fund                            1.225%

During the year ended Aug. 31, 2001, the Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                        Reduction
AXP VP - Blue Chip Advantage Fund                            $5,606
AXP VP - Bond Fund                                            1,346
AXP VP - Capital Resource Fund                                1,918
AXP VP - Cash Management Fund                                 3,739
AXP VP - Diversified Equity Income Fund                       8,735
AXP VP - Emerging Markets Fund                                6,612
AXP VP - Equity Select Fund                                   2,209
AXP VP - Extra Income Fund                                    1,384
AXP VP - Federal Income Fund                                  4,678
AXP VP - Global Bond Fund                                     2,714
AXP VP - Growth Fund                                          4,930
AXP VP - International Fund                                   2,554
AXP VP - Managed Fund                                         4,636
AXP VP - New Dimensions Fund                                    656
AXP VP - Partners Small Cap Value Fund                            9
AXP VP - S&P 500 Index Fund                                  14,876
AXP VP - Small Cap Advantage Fund                            11,713
AXP VP - Stock Fund                                               9
AXP VP - Strategy Aggressive Fund                             4,902

--------------------------------------------------------------------------------
65 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

3. SECURITIES TRANSACTIONS
For the year ended Aug. 31, 2001, cost of purchases and proceeds from sales of securities aggregated, respectively, $5,405,223,701 and $5,122,518,751 for AXP VP - Cash Management Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                            Purchases            Proceeds
AXP VP - Blue Chip Advantage Fund            $  121,509,182       $   88,284,627
AXP VP - Bond Fund                            1,757,097,720        1,724,592,704
AXP VP - Capital Resource Fund                2,617,098,915        3,364,898,295
AXP VP - Diversified Equity Income Fund         103,055,415           27,659,523
AXP VP - Emerging Markets Fund                   11,355,507            9,725,993
AXP VP - Equity Select Fund                      12,654,463            1,432,159
AXP VP - Extra Income Fund                      579,794,269          469,564,734
AXP VP - Federal Income Fund                    113,476,956           52,627,006
AXP VP - Global Bond Fund                        72,470,865           58,638,905
AXP VP - Growth Fund                            212,571,354           77,511,647
AXP VP - International Fund                   4,624,175,608        4,851,258,561
AXP VP - Managed Fund                         2,733,134,572        3,068,723,863
AXP VP - New Dimensions Fund                  1,597,868,155        1,205,301,333
AXP VP - Partners Small Cap Value Fund              667,361                   --
AXP VP - S&P 500 Index Fund                      97,631,972           51,684,615
AXP VP - Small Cap Advantage                     76,171,014           51,868,450
AXP VP - Stock Fund                                 168,879               68,176
AXP VP - Strategy Aggressive Fund             4,108,668,335        4,161,951,539

Net realized gains and losses on investment sales are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life for the year ended Aug. 31, 2001 are as follows:

Fund                                                  Amount paid
AXP VP - Capital Resource Fund                         $603,162
AXP VP - Growth Fund                                        441
AXP VP - Managed Fund                                   186,633
AXP VP - New Dimensions Fund                             29,262
AXP VP - Strategy Aggressive Fund                       146,170


4. FOREIGN CURRENCY CONTRACTS
As of Aug. 31, 2001, AXP VP - Global Bond Fund, AXP VP - International Fund and AXP VP - Strategy Aggressive Fund had entered into foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

AXP VP - Global Bond Fund

                                   Currency to          Currency to            Unrealized       Unrealized
Exchange date                     be delivered          be received           appreciation     depreciation
Sept. 13, 2001                       3,300,000            2,941,290               $   --          $ 55,936
                        European Monetary Unit          U.S. Dollar
Sept. 17, 2001                       2,265,000              972,138                   --            16,951
                            New Zealand Dollar          U.S. Dollar
Sept. 20, 2001                       3,900,000            3,548,259                6,592                --
                        European Monetary Unit          U.S. Dollar
Sept. 24, 2001                       1,900,000            1,728,145                2,860                --
                        European Monetary Unit          U.S. Dollar
Nov. 14, 2001                      590,000,000            4,864,335                   --           127,192
                                  Japanese Yen          U.S. Dollar
Nov. 20, 2001                      528,000,000            4,443,902                   --            25,452
                                  Japanese Yen          U.S. Dollar
                                                                                  ------          --------
                                                                                  $9,452          $225,531
                                                                                  ------          --------

--------------------------------------------------------------------------------
66   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - International Fund

                                Currency to                  Currency to        Unrealized        Unrealized
Exchange date                  be delivered                  be received      appreciation       depreciation
Sept. 4, 2001                     1,142,421                    2,157,750      $       --            $7,445
                                U.S. Dollar            Australian Dollar
Oct. 31, 2001                    29,964,975                   34,240,990       1,100,462                --
                                U.S. Dollar       European Monetary Unit
Oct. 31, 2001                     9,683,509                   11,008,366         303,927                --
                                U.S. Dollar       European Monetary Unit
Oct. 31, 2001                    29,720,948                   33,758,460         906,710                --
                                U.S. Dollar       European Monetary Unit      ----------            ------
                                                                              $2,311,099            $7,445
                                                                              ----------            ------

AXP VP - Strategy Aggressive Fund

                                Currency to                  Currency to      Unrealized          Unrealized
Exchange date                  be delivered                  be received      appreciation       depreciation
Sept. 4, 2001                     5,626,730                    3,639,611          $9,697             $--
                            Canadian Dollar                  U.S. Dollar

5. LENDING OF PORTFOLIO SECURITIES
Presented below is information regarding securities on loan as of Aug. 31, 2001.

                                                               AXP VP -         AXP VP -       AXP VP -       AXP VP -
                                                                 Bond          Global Bond      Managed       Strategy
                                                                 Fund             Fund           Fund        Aggressive
                                                                                                                Fund
Value of securities on loan to brokers                         $2,813,550       $151,875      $102,357,550   $44,021,340
                                                               ----------       --------      ------------   -----------
Collateral received for securities loaned:
Cash                                                           $2,937,900       $159,000      $106,018,930   $44,340,000
U.S. government securities, at value                                   --             --                --            --
                                                               ----------       --------      ------------   -----------
Total collateral received for securities loaned                $2,937,900       $159,000      $106,018,930   $44,340,000
                                                               ----------       --------      ------------   -----------

Income from securities lending amounted to $35,999, $54,714, $1,634, $479,602, $297,854, $11,185, and $1,352,131 for AXP VP - Bond Fund, AXP VP - Capital Resource Fund, AXP VP - Global Bond Fund, AXP VP - International Fund, AXP VP - Managed Fund, AXP VP - New Dimensions Fund and AXP VP - Strategy Aggressive Fund, respectively, for the year ended Aug. 31, 2001.

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                                      Year ended Aug. 31, 2001

                                              AXP VP -      AXP VP -         AXP VP -       AXP VP -        AXP VP -       AXP VP -
                                              Blue Chip       Bond            Capital         Cash         Diversified     Emerging
                                              Advantage       Fund           Resource      Management     Equity Income     Markets
                                                Fund                           Fund           Fund            Fund           Fund

Sold                                         4,578,047      20,474,405       3,268,646     1,141,853,439     8,994,259     850,549
Issued for reinvested distributions             62,379       9,473,695      20,207,526        43,992,712        33,297          --
Redeemed                                      (830,421)    (19,386,908)    (25,857,643)     (904,948,475)     (949,778)   (580,015)
                                              --------     -----------     -----------      ------------      --------    --------
Net increase (decrease)                      3,810,005      10,561,192      (2,381,471)      280,897,676     8,077,778     270,534
                                             ---------      ----------      ----------       -----------     ---------     -------


                                                                      Year ended Aug. 31, 2000

                                              AXP VP -      AXP VP -         AXP VP -       AXP VP -       AXP VP -       AXP VP -
                                              Blue Chip       Bond            Capital         Cash        Diversified     Emerging
                                              Advantage       Fund           Resource      Management    Equity Income     Markets
                                               Fund(a)                         Fund           Fund          Fund(a)        Fund(b)
Sold                                         6,275,074      11,026,927       4,592,964     1,024,333,621    2,417,294     340,753
Issued for reinvested distributions              4,449      10,298,958      17,347,021        37,096,618       10,531         447
Redeemed                                      (343,649)    (44,391,780)    (25,202,471)     (968,288,266)    (361,943)   (257,573)
                                              --------     -----------     -----------      ------------     --------    --------
Net increase (decrease)                      5,935,874     (23,065,895)     (3,262,486)       93,141,973    2,065,882      83,627
                                             ---------     -----------      ----------        ----------    ---------      ------

--------------------------------------------------------------------------------
67   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

                                                                      Year ended Aug. 31, 2001

                                              AXP VP -       AXP VP -        AXP VP -           AXP VP -    AXP VP -     AXP VP -
                                               Equity          Extra          Federal            Global      Growth    International
                                               Select         Income          Income              Bond        Fund         Fund
                                               Fund(c)         Fund            Fund               Fund
Sold                                         1,359,718      17,537,045       8,067,542         3,494,915   13,821,210   21,489,411
Issued for reinvested distributions                 --       8,950,281         284,959           481,363           --   37,293,869
Redeemed                                      (136,198)    (14,013,580)     (1,781,550)       (3,338,032)    (982,335) (43,403,263)
                                              --------     -----------      ----------        ----------     --------  -----------
Net increase (decrease)                      1,223,520      12,473,746       6,570,951           638,246   12,838,875   15,380,017
                                             ---------      ----------       ---------           -------   ----------   ----------

                                                                      Year ended Aug. 31, 2000

                                                AXP VP -       AXP VP -        AXP VP -        AXP VP -     AXP VP -    AXP VP -
                                                 Equity          Extra          Federal         Global       Growth   International
                                                 Select         Income          Income           Bond        Fund(a)      Fund
                                                  Fund           Fund           Fund(a)          Fund
Sold                                               N/A      13,576,569       5,203,078         2,860,750   14,684,400   18,042,152
Issued for reinvested distributions                N/A       7,037,448         126,391           572,040        2,031   20,912,028
Redeemed                                           N/A     (16,917,745)     (2,604,643)       (4,516,817)    (413,358) (26,969,794)
                                                  ----     -----------      ----------        ----------     --------  -----------
Net increase (decrease)                            N/A       3,696,272       2,724,826        (1,084,027)  14,273,073   11,984,386
                                                  ----       ---------       ---------        ----------   ----------   ----------



                                                                      Year ended Aug. 31, 2001

                                  AXP VP -       AXP VP -      AXP VP -      AXP VP -        AXP VP -       AXP VP -      AXP VP -
                                   Managed          New        Partners       S&P 500        Small Cap        Stock       Strategy
                                    Fund        Dimensions     Small Cap       Index         Advantage       Fund(d)     Aggressive
                                                   Fund      Value Fund(e)     Fund            Fund                         Fund
Sold                          6,592,195        26,193,556       86,421       6,410,898       2,768,854       8,365       17,266,687
Issued for reinvested
  distributions              23,648,244        18,720,715           --          32,745         106,893          --       83,425,555
Redeemed                    (35,481,482)      (15,847,022)          --      (1,220,691)       (489,806)         --      (32,672,270)
                            -----------       -----------         ----      ----------        --------        ----      -----------
Net increase (decrease)      (5,241,043)       29,067,249       86,421       5,222,952       2,385,941       8,365       68,019,972
                             ----------        ----------       ------       ---------       ---------       -----       ----------

                                                                      Year ended Aug. 31, 2000

                               AXP VP -         AXP VP -        AXP VP -      AXP VP -       AXP VP -        AXP VP -      AXP VP -
                                Managed            New          Partners       S&P 500       Small Cap        Stock       Strategy
                                 Fund          Dimensions       Small Cap       Index        Advantage        Fund       Aggressive
                                                  Fund         Value Fund      Fund(b)        Fund(a)                       Fund
Sold                          9,538,432        38,564,707          N/A       1,060,656       2,832,461         N/A       14,937,839
Issued for reinvested
  distributions              16,977,247         1,934,546          N/A           1,955           5,023         N/A       13,299,832
Redeemed                    (43,382,143)       (5,751,240)         N/A         (38,184)       (665,949)        N/A      (18,755,998)
                            -----------        ----------          ---         -------        --------         ---      -----------
Net increase (decrease)     (16,866,464)       34,748,013          N/A       1,024,427       2,171,535         N/A        9,481,673
                            -----------        ----------          ---       ---------       ---------         ---        ---------


(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(d) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.
(e) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

7. FUTURES CONTRACTS
As of Aug. 31, 2001, AXP VP - Blue Chip Advantage Fund's investments in securities included securities valued at $1,734,334 that were pledged as collateral to cover initial margin deposits on 113 open purchase stock index contracts. The market value of the open purchase contracts as of Aug. 31, 2001 was $6,413,315 with a net unrealized loss of $394,835. See "Summary of significant accounting policies."

As of Aug. 31, 2001, AXP VP - Federal Income Fund's investments in securities included securities valued at $210,810 that were pledged as collateral to cover initial margin deposits on 115 open sale interest rate futures contracts. The market value of the open sale contracts as of Aug. 31, 2001 was $12,191,250 with a net unrealized loss of $28,319. See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
68   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

8. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written by AXP VP - Managed Fund during the year ended Aug. 31, 2001 are as follows:

                                                                Calls
                                                        Contracts    Premium
Balance Aug. 31, 2000                                    17,700    $ 4,489,434
Opened                                                   81,600     15,692,826
Closed                                                   (8,200)    (1,720,967)
Exercised                                               (16,100)    (3,027,553)
Expired                                                 (40,250)    (8,720,637)
                                                        -------     ----------
Balance Aug. 31, 2001                                    34,750    $ 6,713,103
                                                         ------    -----------

See "Summary of significant accounting policies."

Contracts and premium amounts associated with options contracts written by AXP VP - New Dimensions Fund during the year ended Aug. 31, 2001 are as follows:

                                     Calls                       Puts
                             Contracts    Premium       Contracts      Premium
Balance Aug. 31, 2000              --     $     --           --       $     --
Opened                          4,076      549,490        1,700        483,874
Closed                         (1,376)    (204,794)      (1,350)      (349,135)
Exercised                      (1,300)    (201,500)          --             --
Expired                        (1,400)    (143,196)        (350)      (134,739)
                               ------     --------         ----       --------
Balance Aug. 31, 2001              --     $     --           --       $     --
                               ------     --------         ----       --------
See "Summary of significant accounting policies."

Contracts and premium amounts associated with options contracts written by AXP VP - Strategy Aggressive Fund during the year ended Aug. 31, 2001 are as follows:

                                  Calls                         Puts
                             Contracts   Premium        Contracts     Premium
Balance Aug. 31, 2000             600  $   103,196        2,650    $ 2,596,690
Opened                         22,135   10,983,594       18,620      7,446,293
Closed                        (15,520)  (7,794,240)     (13,255)    (5,632,136)
Exercised                          --           --       (3,250)    (1,839,918)
Expired                        (6,965)  (3,228,510)      (4,765)    (2,570,929)
                               ------   ----------       ------     ----------
Balance Aug. 31, 2001             250  $    64,040           --     $       --
                               ------   ----------       ------     ----------
See "Summary of significant accounting policies."

9. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs were as follows as of Aug. 31, 2001:

Fund                                        Carry-over     Expiration date
AXP VP - Blue Chip Advantage Fund        $  14,103,510         2008-2010
AXP VP - Bond Fund                         117,820,101         2007-2010
AXP VP - Emerging Markets Fund               1,798,853         2008-2010
AXP VP - Equity Select Fund                     15,572              2009
AXP VP - Extra Income Fund                 157,254,819         2007-2010
AXP VP - Global Bond Fund                    6,990,665         2007-2010
AXP VP - Growth Fund                        49,827,348         2008-2010
AXP VP - International Fund                517,628,188              2010
AXP VP - New Dimensions Fund               260,168,215              2010
AXP VP - S&P500 Index Fund                     542,347         2009-2010
AXP VP - Small Cap Advantage Fund            1,999,380         2009-2010
AXP VP - Stock Fund                              6,881              2009
AXP VP - Strategy Aggressive Fund          734,114,311         2009-2010

It is unlikely the board will authorize a distribution of any net realized gain for a Fund until its capital loss carry-over has been offset or expires.

10. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Funds' financial position, results of operations or changes in their net assets.

--------------------------------------------------------------------------------
69   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

11. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

AXP VP - Blue Chip Advantage Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                       2001             2000(b)
Net asset value, beginning of period                                              $11.62            $ 9.78
                                                                                  ------            ------
Income from investment operations:
Net investment income (loss)                                                         .07               .02
Net gains (losses) (both realized and unrealized)                                  (3.47)             1.85
                                                                                   -----              ----
Total from investment operations                                                   (3.40)             1.87
                                                                                   -----              ----
Less distributions:
Dividends from net investment income                                                (.08)             (.03)
                                                                                    ----              ----
Net asset value, end of period                                                    $ 8.14            $11.62
                                                                                  ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                              $81               $71
                                                                                     ---               ---
Ratio of expenses to average daily net assets(c,d)                                  .78%              .95%(f)
                                                                                    ---               ---
Ratio of net investment income (loss) to average daily net assets                   .81%              .34%(f)
                                                                                    ---               ---
Portfolio turnover rate (excluding short-term securities)                           124%              226%
                                                                                    ---               ---
Total return(e)                                                                  (29.40%)           19.13%
                                                                                 ------             -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 0.96% for the period ended Aug. 31, 2000.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Bond Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001         2000            1999            1998          1997
Net asset value, beginning of period                         $10.29       $10.56          $11.08          $11.99        $11.54
                                                             ------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .70          .75             .79             .88           .85
Net gains (losses) (both realized and unrealized)               .30         (.27)           (.52)           (.68)          .52
                                                                ---         ----            ----            ----           ---
Total from investment operations                               1.00          .48             .27             .20          1.37
                                                               ----          ---             ---             ---          ----
Less distributions:
Dividends from net investment income                           (.68)        (.75)           (.77)           (.85)         (.84)
Distributions from realized gains                                --           --            (.02)           (.26)         (.07)
Excess distributions from realized gains                         --           --              --              --          (.01)
                                                               ----          ---             ---             ---          ----
Total distributions                                            (.68)        (.75)           (.79)          (1.11)         (.92)
                                                               ----         ----            ----           -----          ----
Net asset value, end of period                               $10.61       $10.29          $10.56          $11.08        $11.99
                                                             ------       ------          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                      $1,626       $1,468          $1,750          $1,852        $1,923
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average
  daily net assets(b)                                          .80%         .79%            .68%            .67%          .68%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                 6.72%        7.30%           7.22%           7.39%         7.18%
                                                              ----         ----            ----            ----          ----
Portfolio turnover rate (excluding
  short-term securities)                                       122%          70%             68%             48%           73%
                                                               ---           --              --              --            --
Total return(c)                                              10.07%        4.69%           2.40%           1.54%        12.24%
                                                             -----         ----            ----            ----         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
70   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Capital Resource Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001         2000            1999            1998          1997
Net asset value, beginning of period                        $ 37.21       $34.62          $26.80          $27.97        $25.57
                                                            -------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .05          .01             .06             .11           .16
Net gains (losses) (both realized and unrealized)            (12.96)        6.20           10.28            (.54)         6.45
                                                             ------         ----           -----            ----          ----
Total from investment operations                             (12.91)        6.21           10.34            (.43)         6.61
                                                             ------         ----           -----            ----          ----
Less distributions:
Dividends from net investment income                           (.04)        (.01)           (.06)           (.11)         (.15)
Distributions from realized gains                             (3.39)       (3.61)          (2.46)           (.63)        (4.05)
Excess distributions from realized gains                         --           --              --              --          (.01)
                                                             ------         ----           -----            ----          ----
Total distributions                                           (3.43)       (3.62)          (2.52)           (.74)        (4.21)
                                                              -----        -----           -----            ----         -----
Net asset value, end of period                              $ 20.87       $37.21          $34.62          $26.80        $27.97
                                                            -------       ------          ------          ------        ------
Ratios/supplemental data

Net assets, end of period (in millions)                      $3,270       $5,920          $5,621          $4,453        $4,867
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average daily net assets(b)               .78%         .77%            .66%            .66%          .67%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                  .13%        (.02%)           .17%            .34%          .61%
                                                               ---         ----             ---             ---           ---
Portfolio turnover rate (excluding
  short-term securities)                                        62%          52%             56%             68%          110%
                                                                --           --              --              --           ---
Total return(c)                                             (36.48%)      19.26%          40.12%          (1.67%)       28.47%
                                                            ------         -----           -----           -----         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Cash Management Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001         2000            1999            1998          1997
Net asset value, beginning of period                          $1.00        $1.00           $1.00           $1.00         $1.00
                                                              -----        -----           -----           -----         -----
Income from investment operations:
Net investment income (loss)                                    .05          .05             .05             .05           .05
                                                                ---          ---             ---             ---           ---
Less distributions:
Dividends from net investment income                           (.05)        (.05)           (.05)           (.05)         (.05)
                                                               ----         ----            ----            ----          ----
Net asset value, end of period                                $1.00        $1.00           $1.00           $1.00         $1.00
                                                              -----        -----           -----           -----         -----

Ratios/supplemental data
Net assets, end of period (in millions)                      $1,063         $783            $690            $428          $421
                                                             ------         ----            ----            ----          ----
Ratio of expenses to average daily net assets(b)               .68%         .68%            .56%            .57%          .57%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                 4.76%        5.38%           4.60%           5.13%         4.97%
                                                              ----         ----            ----            ----          ----
Total return(c)                                               4.94%        5.52%           4.72%           5.25%         5.05%
                                                              ----         ----            ----            ----          ----


Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
71   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Equity Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                       2001             2000(b)
Net asset value, beginning of period                                              $10.05            $ 9.76
                                                                                  ------            ------
Income from investment operations:
Net investment income (loss)                                                         .11               .10
Net gains (losses) (both realized and unrealized)                                    .15               .30
                                                                                     ---               ---
Total from investment operations                                                     .26               .40
                                                                                     ---               ---
Less distributions:
Dividends from net investment income                                                (.11)             (.11)
                                                                                    ----              ----
Net asset value, end of period                                                    $10.20            $10.05
                                                                                  ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                             $106               $23
                                                                                    ----               ---
Ratio of expenses to average daily net assets(c,d)                                  .91%              .95%(f)
                                                                                    ---               ---
Ratio of net investment income (loss) to average daily net assets                  1.49%             1.42%(f)
                                                                                   ----              ----
Portfolio turnover rate (excluding short-term securities)                            68%               53%
                                                                                     --                --
Total return(e)                                                                    2.56%             4.21%
                                                                                   ----              ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.17% and 1.49% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Emerging Markets Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                       2001             2000(b)
Net asset value, beginning of period                                              $ 9.61            $10.23
                                                                                  ------            ------
Income from investment operations:
Net investment income (loss)                                                         .01              (.01)
Net gains (losses) (both realized and unrealized)                                  (2.94)             (.60)
                                                                                   -----              ----
Total from investment operations                                                   (2.93)             (.61)
                                                                                   -----              ----
Less distributions:
Tax return of capital                                                                 --              (.01)
                                                                                   -----              ----
Net asset value, end of period                                                    $ 6.68            $ 9.61
                                                                                  ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                               $6                $6
                                                                                      --                --
Ratio of expenses to average daily net assets(c,d)                                 1.75%             1.69%(f)
                                                                                   ----              ----
Ratio of net investment income (loss) to average daily net assets                   .20%             (.36%)(f)
                                                                                    ---              ----
Portfolio turnover rate (excluding short-term securities)                           203%               37%
                                                                                    ---                --
Total return(e)                                                                  (30.49%)           (6.03%)
                                                                                 ------             -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 3.49% and 2.42% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
72   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Equity Select Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                        2001(b)
Net asset value, beginning of period                                $10.27
                                                                    ------
Income from investment operations:
Net investment income (loss)                                          (.01)
Net gains (losses) (both realized and unrealized)                     (.69)
                                                                      ----
Total from investment operations                                      (.70)
                                                                      ----
Net asset value, end of period                                      $ 9.57
                                                                    ------

Ratios/supplemental data
Net assets, end of period (in millions)                                $14
                                                                       ---
Ratio of expenses to average daily net assets(c,d)                   1.10%(f)
                                                                     ----
Ratio of net investment income (loss) to average daily net assets    (.45%)(f)
                                                                     ----
Portfolio turnover rate (excluding short-term securities)              19%
                                                                       --
Total return(e)                                                     (6.82%)
                                                                    -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 2.99% for the period ended Aug. 31, 2001.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Extra Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001         2000           1999            1998           1997
Net asset value, beginning of period                          $7.76        $8.75          $ 9.54          $10.39        $ 9.77
                                                              -----        -----          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .79          .85             .92             .95           .88
Net gains (losses) (both realized and unrealized)              (.95)        (.99)           (.69)           (.80)          .62
                                                               ----         ----            ----            ----           ---
Total from investment operations                               (.16)        (.14)            .23             .15          1.50
                                                               ----         ----             ---             ---          ----
Less distributions:
Dividends from net investment income                           (.77)        (.85)           (.92)           (.95)         (.88)
Distributions from realized gains                                --           --            (.10)           (.05)           --
                                                               ----         ----             ---             ---          ----
Total distributions                                            (.77)        (.85)          (1.02)          (1.00)         (.88)
                                                               ----         ----           -----           -----          ----
Net asset value, end of period                                $6.83        $7.76          $ 8.75          $ 9.54        $10.39
                                                              -----        -----          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                        $609          $595           $638            $564          $320
                                                               ----          ----           ----            ----          ----
Ratio of expenses to average daily net assets(b)               .82%          .82%           .70%            .69%          .69%
                                                               ---           ---            ---             ---           ---
Ratio of net investment income (loss)
to average daily net assets                                  11.04%        10.35%         10.17%           9.21%         8.88%
                                                             -----         -----          -----            ----          ----
Portfolio turnover rate (excluding
short-term securities)                                          86%           63%            50%             66%          104%
                                                                --            --             --              --           ---
Total return(c)                                              (1.89%)       (1.59%)         2.61%           1.03%        16.80%
                                                             -----         -----           ----            ----         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
73   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Federal Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                        2001            2000(b)
Net asset value, beginning of period                                              $ 9.95            $10.02
                                                                                  ------            ------
Income from investment operations:
Net investment income (loss)                                                         .52               .51
Net gains (losses) (both realized and unrealized)                                    .39              (.06)
                                                                                     ---              ----
Total from investment operations                                                     .91               .45
                                                                                     ---               ---
Less distributions:
Dividends from net investment income                                                (.52)             (.52)
                                                                                   ----               ----
Net asset value, end of period                                                    $10.34            $ 9.95
                                                                                  ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                             $106               $37
                                                                                    ----               ---
Ratio of expenses to average daily net assets(c,d)                                  .84%              .87%(f)
                                                                                    ---               ---
Ratio of net investment income (loss) to average daily net assets                  4.94%             5.49%(f)
                                                                                   ----              ----
Portfolio turnover rate (excluding short-term securities)                            95%               67%
                                                                                     --                --
Total return(e)                                                                    9.29%             4.64%
                                                                                   ----              ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.87% and 0.89% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.


AXP VP - Global Bond Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001         2000           1999            1998           1997
Net asset value, beginning of period                          $9.34        $9.84          $10.09          $10.32        $10.08
                                                              -----        -----          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .43          .32             .55             .60           .51
Net gains (losses) (both realized and unrealized)               .23         (.51)           (.29)           (.21)          .14
                                                                ---         ----            ----            ----           ---
Total from investment operations                                .66         (.19)            .26             .39           .65
                                                                ---         ----             ---             ---           ---
Less distributions:
Dividends from net investment income                           (.24)        (.31)           (.51)           (.58)         (.41)
Distributions from realized gains                                --           --              --            (.04)           --
                                                                ---         ----             ---             ---           ---
Total distributions                                            (.24)        (.31)           (.51)           (.62)         (.41)
                                                               ----         ----            ----            ----          ----
Net asset value, end of period                                $9.76        $9.34          $ 9.84          $10.09        $10.32
                                                              -----        -----          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                        $191         $177            $197            $183          $119
                                                               ----         ----            ----            ----          ----
Ratio of expenses to average daily net assets(b)              1.07%        1.07%            .96%            .95%          .97%
                                                              ----         ----             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                 4.54%        4.81%           5.36%           5.81%         5.66%
                                                              ----         ----            ----            ----          ----
Portfolio turnover rate (excluding
  short-term securities)                                        34%          50%             56%             14%           36%
                                                                --           --              --              --            --
Total return(c)                                               7.14%       (1.90%)          2.50%           3.82%         6.47%
                                                              ----        -----            ----            ----          ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
74   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Growth Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                        2001                    2000(b)
Net asset value, beginning of period                               $13.46                   $ 9.72
                                                                   ------                   ------
Income from investment operations:
Net investment income (loss)                                         (.01)                      --
Net gains (losses) (both realized and unrealized)                   (6.97)                    3.75
                                                                    -----                     ----
Total from investment operations                                    (6.98)                    3.75
                                                                    -----                     ----
Less distributions:
Tax return of capital                                                  --                     (.01)
                                                                      ---                     ----
Net asset value, end of period                                     $ 6.48                   $13.46
                                                                   ------                   ------

Ratios/supplemental data
Net assets, end of period (in millions)                              $177                     $195
                                                                     ----                     ----
Ratio of expenses to average daily net assets(c,d)                   .90%                     .95%(f)
                                                                     ---                      ---
Ratio of net investment income (loss)
  to average daily net assets                                       (.19%)                   (.09%)(f)
                                                                    ----                      ----
Portfolio turnover rate (excluding
  short-term securities)                                              41%                      17%
                                                                      --                       --
Total return(e)                                                   (51.87%)                  38.59%
                                                                  ------                    -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.91% and 0.97% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - International Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001        2000            1999            1998          1997
Net asset value, beginning of period                         $16.98       $17.26          $14.25          $14.09        $13.30
                                                             ------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .03          .06             .12             .14           .18
Net gains (losses) (both realized and unrealized)             (5.57)        2.50            3.04             .42          1.06
                                                              -----         ----            ----             ---          ----
Total from investment operations                              (5.54)        2.56            3.16             .56          1.24
                                                              -----         ----            ----             ---          ----
Less distributions:
Dividends from net investment income                           (.03)        (.01)           (.07)           (.15)         (.17)
Distributions from realized gains                             (2.97)       (2.83)           (.08)           (.19)         (.28)
Excess distributions from net investment income                (.05)          --              --              --            --
Excess distributions from realized gains                         --           --              --            (.06)           --
                                                              -----         ----            ----             ---          ----
Total distributions                                           (3.05)       (2.84)           (.15)           (.40)         (.45)
                                                              -----        -----            ----            ----          ----
Net asset value, end of period                               $ 8.39       $16.98          $17.26          $14.25        $14.09
                                                             ------       ------          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                      $1,310       $2,389          $2,221          $2,023        $2,105
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average daily net assets(b)              1.04%        1.02%            .94%            .94%          .97%
                                                              ----         ----             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                  .31%         .27%            .70%            .94%         1.30%
                                                               ---          ---             ---             ---          ----
Portfolio turnover rate (excluding
  short-term securities)                                       278%         118%            102%             86%           91%
                                                               ---          ---             ---              --            --
Total return(c)                                             (36.90%)      14.74%          22.18%           4.09%         9.34%
                                                            ------        -----           -----            ----          ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
75   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001        2000            1999            1998          1997
Net asset value, beginning of period                         $20.81       $18.84          $17.25          $18.87        $16.00
                                                             ------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .44          .47             .50             .49           .46
Net gains (losses) (both realized and unrealized)             (4.32)        2.85            3.29            (.12)         3.93
                                                              -----         ----            ----            ----          ----
Total from investment operations                              (3.88)        3.32            3.79             .37          4.39
                                                              -----         ----            ----             ---          ----
Less distributions:
Dividends from net investment income                           (.39)        (.48)           (.49)           (.48)         (.45)
Distributions from realized gains                             (1.24)        (.87)          (1.71)          (1.50)        (1.06)
Excess distributions from net investment income                  --           --              --            (.01)         (.01)
                                                              -----        -----           -----           -----         -----
Total distributions                                           (1.63)       (1.35)          (2.20)          (1.99)        (1.52)
                                                              -----        -----           -----           -----         -----
Net asset value, end of period                               $15.30       $20.81          $18.84          $17.25        $18.87
                                                             ------       ------          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                      $3,759       $5,223          $5,046          $4,413        $4,445
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average daily net assets(b)               .76%         .75%            .63%            .64%          .64%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                 2.46%        2.37%           2.62%           2.56%         2.65%
                                                              ----         ----            ----            ----          ----
Portfolio turnover rate (excluding
  short-term securities)                                        63%          49%             44%             50%           72%
                                                                --           --              --              --            --
Total return(c)                                             (19.37%)      18.42%          22.98%           1.74%        27.50%
                                                            ------        -----           -----            ----         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - New Dimensions Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                  2001         2000            1999            1998          1997
Net asset value, beginning of period                         $25.03       $18.87          $13.29          $12.95        $ 9.94
                                                             ------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .02          .03             .06             .08           .10
Net gains (losses) (both realized and unrealized)             (8.01)        6.34            5.60             .34          3.01
                                                              -----         ----            ----             ---          ----
Total from investment operations                              (7.99)        6.37            5.66             .42          3.11
                                                              -----         ----            ----             ---          ----
Less distributions:
Dividends from net investment income                           (.02)        (.04)           (.06)           (.08)         (.10)
Distributions from realized gains                             (1.53)        (.17)           (.02)             --            --
                                                              -----         ----            ----             ---           ---
Total distributions                                           (1.55)        (.21)           (.08)           (.08)         (.10)
                                                              -----         ----            ----            ----          ----
Net asset value, end of period                               $15.49       $25.03          $18.87          $13.29        $12.95
                                                             ------       ------          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                      $3,892       $5,564          $3,538          $1,960        $1,307
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average daily net assets(b)               .79%         .78%            .68%            .69%          .72%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                  .12%         .15%            .34%            .59%         1.04%
                                                               ---          ---             ---             ---          ----
Portfolio turnover rate (excluding
  short-term securities)                                        27%          28%             27%             34%           29%
                                                                --           --              --              --            --
Total return(c)                                             (33.05%)      34.01%          42.61%           3.19%        31.40%
                                                            ------        -----           -----            ----         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
76   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Partners Small Cap Value Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                          2001(b)
Net asset value, beginning of period                                  $10.01
                                                                      ------
Income from investment operations:
Net investment income (loss)                                            (.01)
Net gains (losses) (both realized and unrealized)                       (.16)
                                                                        ----
Total from investment operations                                        (.17)
                                                                        ----
Net asset value, end of period                                        $ 9.84
                                                                      ------

Ratios/supplemental data
Net assets, end of period (in millions)                                   $5
                                                                          --
Ratio of expenses to average daily net assets(c,d)                     1.50%(f)
                                                                       ----
Ratio of net investment income (loss) to average daily net assets     (1.15%)(f)
                                                                      -----
Portfolio turnover rate (excluding short-term securities)                 0%
                                                                          -
Total return(e)                                                       (1.77%)
                                                                      -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 6.86% for the period ended Aug. 31, 2001.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - S&P 500 Index Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                          2001             2000(b)
Net asset value, beginning of period                                                 $10.38            $10.06
                                                                                     ------            ------
Income from investment operations:
Net investment income (loss)                                                            .06               .02
Net gains (losses) (both realized and unrealized)                                     (2.65)              .33
                                                                                      -----               ---
Total from investment operations                                                      (2.59)              .35
                                                                                      -----               ---
Less distributions:
Dividends from net investment income                                                   (.06)             (.03)
Distributions from realized gains                                                      (.02)               --
                                                                                       ----               ---
Total distributions                                                                    (.08)             (.03)
                                                                                       ----              ----
Net asset value, end of period                                                       $ 7.71            $10.38
                                                                                     ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                                 $56               $21
                                                                                        ---               ---
Ratio of expenses to average daily net assets(c,d)                                     .49%              .48%(f)
                                                                                       ---               ---
Ratio of net investment income (loss) to average daily net assets                      .85%              .72%(f)
                                                                                       ---               ---
Portfolio turnover rate (excluding short-term securities)                              137%               44%
                                                                                       ---                --
Total return(e)                                                                     (24.96%)            3.49%
                                                                                    ------              ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.31% and 1.57% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
77  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                          2001             2000(b)
Net asset value, beginning of period                                                 $12.58            $ 9.90
                                                                                     ------            ------
Income from investment operations:
Net investment income (loss)                                                           (.01)             (.02)
Net gains (losses) (both realized and unrealized)                                     (2.09)             2.78
                                                                                      -----              ----
Total from investment operations                                                      (2.10)             2.76
                                                                                      -----              ----
Less distributions:
Distributions from realized gains                                                      (.35)             (.08)
                                                                                       ----              ----
Net asset value, end of period                                                       $10.13            $12.58
                                                                                     ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                                 $49               $31
                                                                                        ---               ---
Ratio of expenses to average daily net assets(c,d)                                    1.16%             1.19%(f)
                                                                                      ----              ----
Ratio of net investment income (loss) to average daily net assets                     (.08%)            (.24%)(f)
                                                                                      ----              ----
Portfolio turnover rate (excluding short-term securities)                              152%              169%
                                                                                       ---               ---
Total return(e)                                                                     (16.68%)           28.19%
                                                                                    ------             -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.26% and 1.43% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Stock Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2001(b)
Net asset value, beginning of period                                    $9.82
                                                                        -----
Income from investment operations:
Net investment income (loss)                                              .01
Net gains (losses) (both realized and unrealized)                        (.30)
                                                                         ----
Total from investment operations                                         (.29)
                                                                         ----
Less distributions:
Dividends from net investment income                                     (.01)
                                                                         ----
Net asset value, end of period                                          $9.52
                                                                        -----

Ratios/supplemental data
Net assets, end of period (in millions)                                    $2
                                                                           --
Ratio of expenses to average daily net assets(c,d)                      1.10%(f)
                                                                        ----
Ratio of net investment income (loss) to average daily net assets        .90%(f)
                                                                         ---
Portfolio turnover rate (excluding short-term securities)                  4%
                                                                           -
Total return(e)                                                        (2.97%)
                                                                       -----


Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 11.36% for the period ended Aug. 31, 2001.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
78  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Strategy Aggressive Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                  2001         2000            1999            1998          1997
Net asset value, beginning of period                        $ 27.82       $16.46          $13.10          $17.17        $16.04
                                                            -------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .01          .01             .05             .01           .08
Net gains (losses) (both realized and unrealized)            (13.01)       13.17            4.36           (2.57)         2.84
                                                             ------        -----            ----           -----          ----
Total from investment operations                             (13.00)       13.18            4.41           (2.56)         2.92
                                                             ------        -----            ----           -----          ----
Less distributions:
Dividends from net investment income                           (.02)          --            (.05)           (.01)         (.08)
Distributions from realized gains                             (6.51)       (1.82)          (1.00)          (1.49)        (1.71)
Excess distributions from realized gains                         --           --              --            (.01)           --
                                                             ------        -----            ----           -----          ----
Total distributions                                           (6.53)       (1.82)          (1.05)          (1.51)        (1.79)
                                                              -----        -----           -----           -----         -----
Net asset value, end of period                              $  8.29       $27.82          $16.46          $13.10        $17.17
                                                            -------       ------          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                      $1,815       $4,197          $2,327          $1,976        $2,427
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average daily net assets(b)               .78%         .77%            .67%            .66%          .68%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                  .10%         .04%            .31%            .08%          .47%
                                                               ---          ---             ---             ---           ---
Portfolio turnover rate (excluding
  short-term securities)                                       166%         143%            207%            176%          218%
                                                               ---          ---             ---             ---           ---
Total return(c)                                             (53.61%)      84.97%          35.27%         (16.40%)       18.60%
                                                            ------        -----           -----          ------         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
79   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Blue Chip Advantage Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (92.1%)
Issuer                                                  Shares          Value(a)

Aerospace & defense (0.6%)
United Technologies                                     6,600(e)        $451,440

Airlines (1.0%)
AMR                                                    12,400(b)         396,676
Delta Air Lines                                        10,300            397,580
Total                                                                    794,256

Banks and savings & loans (6.6%)
Bank of America                                        20,125          1,237,687
Bank of New York                                       13,800            547,860
FleetBoston Financial                                  19,336            712,145
Mellon Financial                                       15,700            553,425
U.S. Bancorp                                           34,649            839,892
Washington Mutual                                      21,750            814,320
Zions Bancorp                                          10,500            601,230
Total                                                                  5,306,559

Beverages & tobacco (5.2%)
Anheuser-Busch                                         19,650            845,736
Coca-Cola                                              25,550          1,243,519
PepsiCo                                                12,200            573,400
Philip Morris                                          23,100          1,094,940
UST                                                    14,500            478,500
Total                                                                  4,236,095

Chemicals (2.1%)
Dow Chemical                                           19,300            676,658
du Pont (EI) de Nemours                                18,100            741,557
Praxair                                                 6,800            320,076
Total                                                                  1,738,291

Communications equipment & services (0.3%)
Tellabs                                                18,250(b)         243,090

Computer software & services (4.0%)
Citrix Systems                                         10,300(b)         339,385
Microsoft                                              44,300(b)       2,527,315
Oracle                                                 27,100(b)         330,891
Total                                                                  3,197,591

Computers & office equipment (7.8%)
AOL Time Warner                                        36,900(b)       1,378,214
Certegy                                                 6,100(b)         209,596
Cisco Systems                                          69,260(b)       1,131,016
Compaq Computer                                        55,800            689,130
Dell Computer                                           7,000(b)         149,660
EMC                                                    41,010(b)         634,015
Equifax                                                12,200            317,566
First Data                                             10,500            691,425
Intl Business Machines                                  4,400            440,000
Juniper Networks                                        8,200(b)         114,800
Riverstone Networks                                    11,339(b)         107,494
Sanmina                                                15,500(b)         279,155
Solectron                                              15,480(b)         210,528
Total                                                                  6,352,599

Electronics (4.8%)
Analog Devices                                          4,400(b)         210,232
Applied Materials                                      16,200(b)         698,058
Intel                                                  40,660          1,136,854
Jabil Circuit                                           7,900(b)         182,569
PMC-Sierra                                              8,500(b)         261,375
Texas Instruments                                      24,000            794,400
Xilinx                                                 14,750(b)         575,840
Total                                                                  3,859,328

Energy (4.3%)
Apache                                                 11,600            544,388
Chevron                                                 9,890            897,518
Exxon Mobil                                            31,598          1,268,659
Kerr-McGee                                              4,500            262,845
Mirant                                                 16,600(b)         475,590
Total                                                                  3,449,000

Energy equipment & services (1.9%)
Halliburton                                            18,080            503,709
Schlumberger                                           13,100            641,900
Transocean Sedco Forex                                 14,750            426,275
Total                                                                  1,571,884

Financial services (5.6%)
Capital One Financial                                   6,200            344,782
Citigroup                                              33,313          1,524,069
Fannie Mae                                             12,950            986,920
Lehman Brothers Holdings                                6,320            414,908
MBNA                                                   20,660            718,142
Providian Financial                                    14,220            555,433
Total                                                                  4,544,254

Health care (12.0%)
Abbott Laboratories                                    10,700            531,790
Allergan                                                8,600            621,350
American Home Products                                 10,350            579,600
Amgen                                                  13,300(b)         855,190
Baxter Intl                                            16,086            830,038
Biogen                                                  3,800(b)         229,368
Biomet                                                 19,650            542,930
Bristol-Myers Squibb                                    3,350            188,069
Guidant                                                 8,200(b)         296,184
Johnson & Johnson                                      25,000          1,317,749
Medtronic                                              12,400            564,696
Merck & Co                                              5,950            387,345
Pfizer                                                 53,515          2,050,159
Pharmacia                                              19,800            784,080
Total                                                                  9,778,548

Health care services (2.5%)
HCA                                                    15,800            722,692
UnitedHealth Group                                     10,500            714,630
Wellpoint Health Networks                               5,400(b)         574,992
Total                                                                  2,012,314

Household products (1.4%)
Avon Products                                          11,100            512,043
Procter & Gamble                                        8,800            652,520
Total                                                                  1,164,563

Insurance (4.5%)
AFLAC                                                  11,100            305,472
American Intl Group                                    20,487          1,602,083
Hartford Financial Services
  Group                                                 7,000            453,600
Marsh & McLennan                                        7,340            681,886
St. Paul Companies                                     14,400            605,232
Total                                                                  3,648,273

Leisure time & entertainment (2.2%)
Disney (Walt)                                          18,050            459,012
Harley-Davidson                                         9,300            451,887
Viacom Cl B                                            20,505(b)         869,412
Total                                                                  1,780,311

Media (0.7%)
Clear Channel
  Communications                                       10,700(b)         537,889

Metals (1.7%)
Alcan                                                  16,400(c)         595,648
Alcoa                                                  21,400            815,768
Total                                                                  1,411,416

Miscellaneous (0.4%)
Convergys                                              12,400(b)         348,068

Multi-industry conglomerates (7.9%)
Danaher                                                 7,400            411,218
General Electric                                       78,970(e)       3,236,190
Minnesota Mining & Mfg                                  7,500            780,750
Robert Half Intl                                       10,200(b)         253,878
Textron                                                11,100            581,529
Tyco Intl                                              21,470(c)       1,115,367
Total                                                                  6,378,932

Real estate investment trust (0.8%)
Starwood Hotels &
  Resorts Worldwide                                    18,000            609,300

Restaurants & lodging (0.5%)
Marriott Intl Cl A                                      8,400            368,340

Retail (6.3%)
Best Buy                                               11,800(b)         695,964
Family Dollar Stores                                   19,600            588,000
Home Depot                                             28,000          1,286,600
Kroger                                                 33,455(b)         890,572
Safeway                                                 6,435(b)         290,283
Wal-Mart Stores                                        28,100          1,350,205
Total                                                                  5,101,624

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
80   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Blue Chip Advantage Fund

Issuer                                                 Shares           Value(a)

Utilities -- electric (0.9%)
Calpine                                                 9,650(b)        $318,643
Duke Energy                                            10,700            420,617
Total                                                                    739,260

Utilities -- gas (0.6%)
Dynegy Cl A                                             7,500            316,275
El Paso                                                 3,400            165,206
Total                                                                    481,481

Utilities -- telephone (5.5%)
BellSouth                                              25,780            961,594
SBC Communications                                     32,815          1,342,462
Sprint (FON Group)                                     35,300            823,902
Verizon Communications                                 25,850          1,292,500
Total                                                                  4,420,458

Total common stocks
(Cost: $82,661,622)                                                  $74,525,164

Short-term securities (8.1%)
Issuer                      Annualized              Amount            Value(a)
                           yield on date          payable at
                            of purchase            maturity

U.S. government agencies (7.4%)
Federal Home Loan Bank Disc Nt
  09-21-01                       3.67%             $900,000             $897,988
Federal Home Loan Mtge Corp Disc Nts
  09-11-01                       3.63               500,000              499,446
  11-15-01                       3.42             1,300,000            1,290,395
Federal Natl Mtge Assn Disc Nts
  09-13-01                       3.56               900,000              898,843
  09-18-01                       3.49               700,000              698,782
  10-04-01                       3.46             1,000,000              996,742
  11-21-01                       3.38               700,000              694,419
Total                                                                  5,976,615

Commercial paper (0.7%)
BellSouth
  10-25-01                       3.42              $600,000(d)           596,720

Total short-term securities
(Cost: $6,574,755)                                                    $6,573,335

Total investments in securities
(Cost: $89,236,377)(f)                                               $81,098,499

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 2.11% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

     Type of security                                                Contracts
     Purchase contracts
     S&P 500 Index, Sept. 2001                                          113

(f) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $89,819,716 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $  2,723,791
     Unrealized depreciation                                    (11,445,008)
                                                                -----------
     Net unrealized depreciation                               $ (8,721,217)
                                                               ------------

--------------------------------------------------------------------------------
81   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities
AXP VP - Bond Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Bonds (91.0%)
Issuer                           Coupon             Principal           Value(a)
                                  rate               amount

Government obligations & agencies (11.9%)
Federal Republic of Brazil
  (U.S. Dollar)
   07-26-07                     11.25%           $9,000,000(c)        $8,392,500
Govt of Russia
  (Russian Ruble)
   06-16-99 (original
   maturity
   date)                           --             1,639,000(b,c)          55,718
   12-15-01                        --             7,793,000(b,c)         254,857
   02-06-02                        --             2,273,000(b,c)          77,541
   05-22-02                        --             2,273,000(b,c)          77,657
   06-05-02                        --             2,273,000(b,c)          77,680
   09-18-02                        --             2,273,000(b,c)          77,812
   10-09-02                        --             2,273,000(b,c)          76,715
   01-22-03                        --             2,273,000(b,c)          75,339
   02-05-03                        --             2,273,000(b,c)          75,385
   05-21-03                        --             2,273,000(b,c)          74,342
   06-04-03                        --             2,273,000(b,c)          74,373
   09-17-03                        --             2,273,000(b,c)          73,863
   10-08-03                        --             2,273,000(b,c)          71,166
   01-21-04                        --             2,273,000(b,c)          69,459
Russian Federation
  (U.S. Dollar)
   03-31-10                      8.25             7,000,000(c,d)       5,495,000
U.S. Treasury
   05-15-08                      5.63            30,250,000           31,805,153
   11-15-16                      7.50            97,300,000          118,675,837
  TIPS
   01-15-07                      3.38             5,000,000(o)         5,687,314
United Mexican States
  (U.S. Dollar)
   02-01-10                      9.88             5,000,000(c)         5,525,000
   01-14-11                      8.38            15,000,000(c)        15,290,700
Total                                                                192,083,411

Mortgage-backed securities (27.8%)
Federal Home Loan Mtge Corp
   05-01-07                      9.00             1,092,947            1,126,256
   03-01-13                      5.50             3,350,349            3,330,894
   04-01-15                      7.50            14,491,274           15,062,805
   08-01-24                      8.00             1,822,619            1,911,653
   01-01-25                      9.00               476,299              512,136
   07-01-28                      6.00             8,082,700            8,014,482
   09-01-28                      6.00            24,881,572           24,630,188
   12-01-29                      7.00            40,533,430           41,582,189
  Collateralized Mtge Obligation
   03-15-22                      7.00            10,455,000           10,658,042
   07-15-22                      7.00            12,940,000           13,404,805
Federal Natl Mtge Assn
   09-01-07                      8.50             1,920,163            2,004,451
   12-01-13                      5.50            11,552,286           11,471,096
   02-01-14                      5.50            18,918,434           18,764,849
   04-01-14                      5.50               166,996              165,822
   07-01-16                      6.00             6,201,214            6,229,823
   08-01-16                      6.00             4,976,273            4,999,231
   11-01-21                      8.00               194,218              204,926
   04-01-22                      8.00             1,273,822            1,339,105
   04-01-23                      8.50             2,459,260            2,632,935
   06-01-24                      9.00             2,400,407            2,611,031
   02-01-27                      7.50             5,776,315            5,985,707
   09-01-28                      6.50            11,504,935           11,591,222
   10-01-28                      6.00            16,846,032           16,651,291
   11-01-28                      6.00             7,602,282            7,514,399
   11-01-28                      6.50            16,878,278           17,044,735
   12-01-28                      6.00             3,368,422            3,334,220
   12-01-28                      6.50            20,078,516           20,229,105
   01-01-29                      6.50            16,505,289           16,629,079
   02-01-29                      6.00             8,661,398            8,573,454
   03-01-29                      6.50            20,959,185           21,140,614
   06-01-29                      6.00             5,065,853            5,009,533
   07-01-29                      6.00            25,000,000(g)        24,578,125
   07-01-29                      7.50            61,000,000(g)        62,868,125
   08-01-29                      7.00            10,000,000           10,196,876
   09-01-29                      6.00             4,964,657            4,909,463
   01-01-31                      7.50            18,559,438           19,127,728
   03-01-31                      7.50            14,308,677           14,755,823
  Collateralized Mtge Obligation
   05-18-26                      5.00            10,000,000            9,671,925
Total                                                                450,468,143

Aerospace & defense (0.3%)
Alliant Techsystems
  Sr Sub Nts
   05-15-11                      8.50               550,000(d)           566,500
Fairchild
  Company Guaranty
   04-15-09                     10.75             3,000,000            2,310,000
L-3 Communications
  Sr Sub Nts Series B
   05-01-07                     10.38             1,710,000            1,823,288
Total                                                                  4,699,788

Airlines (1.7%)
American Airlines
   11-23-17                      7.38             7,000,000(d)         7,350,490
Continental Airlines
  Series A
   09-15-17                      6.65             7,394,194            7,474,199
  Series D
   12-01-06                      7.57             5,600,000            5,774,720
Delta Air Lines
   12-15-09                      7.90             7,500,000            7,488,203
Total                                                                 28,087,612

Automotive & related (0.8%)
Dana
  Sr Nts
   08-15-11                      9.00             3,300,000(d)         3,333,000
Hayes Lemmerz Intl
  Company Guaranty Series B
   07-15-07                      9.13               530,000              328,600
Lear
  Company Guaranty Series B
   05-15-09                      8.11             7,500,000            7,709,625
MSX Intl
  Company Guaranty
   01-15-08                     11.38             2,300,000            2,113,125
Total                                                                 13,484,350

Banks and savings & loans (4.3%)
Bank of America
  Sub Nts
   01-15-11                      7.40             7,000,000            7,552,860
Bank of Singapore
  (U.S. Dollar) Sub Nts
   08-10-09                      7.88            12,000,000(c,d)      13,077,599
Cullen/Frost Capital
  Series A
   02-01-27                      8.42             5,000,000            4,795,500
FleetBoston Financial
   09-15-05                      7.25            11,500,000           12,287,175
Marshall & Ilsley
  Series E
   09-01-06                      5.75             4,900,000            4,923,275
Provident Trust
  Company Guaranty
   04-15-28                      8.29             5,500,000            4,763,897
Union Planters Bank
  Sub Nts
   03-15-08                      6.50             5,000,000            4,939,680
Washington Mutual Bank
   06-15-11                      6.88             9,700,000           10,088,495
Wells Fargo
  Sub Nts
   08-01-11                      6.38             6,000,000            6,066,660
Total                                                                 68,495,141

Building materials & construction (3.3%)
Louisiana Pacific
  Sr Nts
   11-15-08                     10.88               990,000              999,900
Masco
   10-01-01                      9.00             5,000,000            5,015,093
   05-03-04                      6.00             9,800,000            9,975,420
Nortek
  Sr Nts Series B
   03-15-07                      9.25               250,000              250,938
   09-01-07                      9.13             1,670,000            1,670,000
   08-01-08                      8.88             2,000,000            1,972,500
Potlatch
  Sr Sub Nts
   07-15-11                     10.00             2,570,000(d)         2,692,075

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
82   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                         Coupon             Principal             Value(a)
                               rate               amount

Building materials & construction (cont.)
Pulte Homes
  Sr Nts
   08-01-11                      7.88%          $10,000,000(d)       $10,070,800
Schuler Homes
  Sr Nts
   07-15-09                      9.38             3,000,000(d)         3,045,000
Toll
  Company Guaranty
   02-01-09                      8.13             3,000,000            2,977,500
WCI Communities
  Company Guaranty
   02-15-11                     10.63             5,000,000            5,362,500
Weyerhaeuser
   08-01-06                      6.00             8,800,000            8,874,184
Total                                                                 52,905,910

Chemicals (1.2%)
Allied Waste North America
  Company Guaranty Series B
   01-01-09                      7.88             4,450,000            4,483,375
Equistar Chemical
  Sr Nts
   09-01-08                     10.13               940,000(d)           952,699
IMC Global
  Sr Nts
   06-01-08                     10.88             2,900,000(d)         2,987,000
Lyondell Chemical
  Sr Sub Nts
   05-01-09                     10.88             2,500,000(e)         2,475,000
Macdermid
   07-15-11                      9.13               665,000              671,650
Praxair
   03-01-08                      6.50             6,500,000            6,648,265
Resolution Performance
  Sr Sub Nts
   11-15-10                     13.50             1,025,000            1,112,125
Total                                                                 19,330,114

Communications equipment & services (1.1%)
Celcaribe
  Sr Nts
   03-15-04                     14.50             1,747,000            1,013,260
CIENA
  Cv
   02-01-08                      3.75             2,950,000            2,035,677
Equinix
  Sr Nts
   12-01-07                     13.00             1,345,000              574,988
Fairpoint Communications
  Sr Sub Nts
   05-01-10                     12.50             1,350,000            1,080,000
NTL Communications
  Sr Nts Series B
   10-01-10                     11.88             3,750,000            2,212,500
Price Communications Wireless
  Company Guaranty Series B
   12-15-06                      9.13             3,000,000            3,120,000
Telehub Communications
  Company Guaranty
   07-31-05                     13.88             2,500,000(b,n)              --
Verizon New England
  Sr Nts
   09-15-11                      6.50             7,000,000            7,175,350
Total                                                                 17,211,775

Computers & office equipment (1.2%)
Adaptec
  Cv Sub Nts
   02-01-04                      4.75             2,237,000            2,036,117
Akamai Technologies
  Cv
   07-01-07                      5.50             4,490,000            1,897,025
Amdocs
  (U.S. Dollar) Cv
   06-01-08                      2.00             1,955,000(c,d)       1,632,425
Computer Sciences
   06-15-06                      6.75             5,650,000            5,818,596
Comverse Technology
  Cv
   12-01-05                      1.50             1,660,000            1,245,000
Juniper Networks
  Cv
   03-15-07                      4.75             4,350,000            3,110,250
Mercury Interactive
  Cv
   07-01-07                      4.75               800,000              579,000
Solectron
  Zero Coupon Cv
   11-20-20                      3.77             7,105,000(j)         2,983,390
Total                                                                 19,301,803

Electronics (1.2%)
Celestica
  (U.S. Dollar) Zero Coupon Cv
   08-01-20                      3.81             6,750,000(c,j)       2,657,813
Corning
  Zero Coupon Cv
   11-08-15                      4.05             2,150,000(j)         1,239,260
Lam Research
  Cv
   06-01-06                      4.00             1,170,000(d)         1,115,888
LSI Logic
  Cv
   02-15-05                      4.00             1,480,000            1,246,900
RF Micro Devices
  Cv
   08-15-05                      3.75               680,000              589,050
STMicroelectronics
  (U.S. Dollar) Zero Coupon Cv
   11-16-10                      3.99             2,830,000(c,d,j)     1,860,725
Thomas & Betts
   01-15-06                      6.50             4,500,000            4,143,941
Triquint Semiconductor
  Cv Sub Nts
   03-01-07                      4.00             3,980,000            3,089,475
Vitesse Semiconductor
  Cv
   03-15-05                      4.00             3,960,000            3,207,600
Total                                                                 19,150,652

Energy (2.3%)
Ashland
  Medium-term Nts Series J
   08-15-05                      7.83             5,000,000            5,300,275
Devon Energy
  Cv
   08-15-08                      4.90             1,427,000            1,453,685
Grant Prideco
  Company Guaranty Series B
   12-01-07                      9.63             3,500,000            3,570,000
Hanover Equipment Trust
  Sr Nts
   09-01-08                      8.50               525,000(d)           538,125
Mirant Amerias Generation
  Sr Nts
   05-01-11                      8.30            10,000,000(d)        10,623,670
Newfield Exploration
  Sr Nts
   03-01-11                      7.63             3,500,000            3,508,092
Petroliam Nasional
  (U.S. Dollar)
   08-15-15                      7.75             2,800,000(c,d)       2,852,416
Phillips Petroleum
  05-25-10                       8.75             5,000,000            5,839,700
Pioneer Natl Resources
  Sr Nts
   08-15-07                      8.25             4,000,000            4,070,000
Total                                                                 37,755,963

Energy equipment & services (0.1%)
Nabors Inds
  Zero Coupon Cv
   06-20-20                      1.88             3,200,000(j)         1,912,000

Financial services (2.9%)
Citigroup
  Sub Nts
   10-01-10                      7.25            10,000,000           10,771,200
E* TRADE Group
  Cv
   02-01-07                      6.00             2,990,000            1,918,354
Goldman Sachs Group
   01-15-11                      6.88            12,000,000           12,400,500
Indah Kiat Finance Mauritius
  (U.S. Dollar) Company Guaranty
   07-01-07                     10.00             2,530,000(b,c)         379,500
LaBranche
  Sr Nts
   08-15-04                      9.50             2,760,000            2,946,907
  Sr Sub Nts
   03-02-07                     12.00             1,525,000            1,723,250
Legg Mason
  Sr Nts
   07-02-08                      6.75             4,200,000            4,285,008
Ohio Savings Capital
  Company Guaranty
   06-03-27                      9.50             5,000,000(d)         4,982,000
Osprey Trust/Osprey 1
   01-15-03                      8.31             8,100,000(d)         8,382,933
Total                                                                 47,789,652

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
83   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                         Coupon             Principal             Value(a)
  rate                         amount

Food (0.3%)
Kellogg
  Series B
   04-01-11                      6.60%           $5,000,000           $5,113,500

Health care (0.7%)
Allergan
  Zero Coupon Cv
   11-01-20                      2.50             1,970,000(j)         1,209,088
American Home Products
   03-15-11                      6.70            10,000,000           10,376,500
Human Genome
  Cv
   03-15-07                      3.75               780,000              581,061
Total                                                                 12,166,649

Health care services (1.6%)
Amerisource Bergen
  Sr Nts
   09-01-08                      8.13               685,000(d)           707,263
HCA
   06-01-06                      7.13            19,500,000           19,889,999
   09-01-10                      8.75             3,710,000            4,062,450
Paracelsus Healthcare
  Sr Sub Nts
   08-15-06                     10.00             5,275,000(b)         1,727,563
Total                                                                 26,387,275

Industrial equipment & services (0.1%)
Motors & Gears
  Sr Nts Series D
   11-15-06                     10.75             1,905,000            1,824,038


Insurance (1.8%)
Americo Life
  Sr Sub Nts
   06-01-05                      9.25             4,500,000            4,398,750
Executive Risk Capital
  Company Guaranty Series B
   02-01-27                      8.68             3,500,000            3,803,079
Nationwide CSN Trust
   02-15-25                      9.88            10,500,000(d)        10,988,271
New England Mutual
   02-15-24                      7.88             5,000,000(d)         5,331,900
Zurich Capital Trust I
  (U.S. Dollar) Company Guaranty
   06-01-37                      8.38             5,000,000(c,d)       5,353,900
Total                                                                 29,875,900

Leisure time & entertainment (2.3%)
Argosy Gaming
  Sr Sub Nts
   09-01-11                      9.00               800,000              828,000
Six Flags
  Sr Nts
   02-01-09                      9.50             3,600,000(d)         3,672,000
Station Casinos
  Sr Nts
   02-15-08                      8.38             1,500,000            1,511,250
  Sr Sub Nts
   07-01-10                      9.88             3,000,000            3,090,000
Time Warner
   08-15-04                      7.98             1,500,000            1,618,050
   08-15-06                      8.11             3,000,000            3,311,520
   08-15-07                      8.18             3,000,000            3,326,550
   02-01-24                      7.57            10,000,000           10,295,700
  Sr Nts
   01-15-28                      6.95             5,000,000            4,826,400
United Artists Theatres
  Series 1995A
   07-01-15                      9.30             4,412,603            3,750,713
USA Networks
  CV
   07-01-03                      7.00               980,000              982,450
Total                                                                 37,212,633

Media (2.7%)
Adelphia Communications
  Sr Nts Series B
   06-15-11                     10.25               940,000              915,325
Australis Media
  (U.S. Dollar)
   05-15-03                     15.75            10,081,770(b,c)         100,008
Charter Communications Holdings/Charter  Capital
  Sr Nts
   10-01-09                     10.75            10,750,000           11,556,250
   01-15-10                     10.25             2,750,000            2,846,250
   05-15-11                     10.00             5,645,000(d)         5,772,013
Comcast Cable Communications
  Sr Nts
   06-15-13                      7.13             5,000,000            5,158,805
News America Holdings
   10-15-12                     10.13            10,000,000           10,893,200
Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
   03-01-02                     10.00             6,989,161(c,i,m)     6,989,161
Total                                                                 44,231,012

Metals (0.7%)
Alcan
  (U.S. Dollar)
   01-15-22                      8.88             6,750,000(c)         7,120,420
Freeport-McMoran
  Cv
   01-31-06                      8.25               980,000(d)         1,104,950
Imexsa Export Trust
  (U.S. Dollar)
   05-31-03                     10.13             1,990,922(c,d)       1,951,103
Inco
  (U.S. Dollar) Cv
   03-15-16                      7.75             2,010,000(c)         2,000,754
Total                                                                 12,177,227

Miscellaneous (2.1%)
Bistro Trust
   12-31-02                      9.50            10,000,000(d)         7,060,399
Colonial Capital
  Company Guaranty Series A
   01-15-27                      8.92             3,000,000            2,833,620
EOP Operating LP
  Sr Nts
   07-15-11                      7.00             6,500,000            6,672,491
FCB/NC Capital
  Company Guaranty
   03-01-28                      8.05             4,625,000            4,150,184
ISG Resources
   04-15-08                     10.00             3,150,000            1,921,500
Meritage
  Sr Nts
   06-01-11                      9.75             1,915,000(d)         1,986,813
Normandy Yandal Operations
  (U.S. Dollar) Sr Nts
   04-01-08                      8.88             4,850,000(c)         4,110,375
NSM Steel
  Company Guaranty
   02-01-06                     12.00             1,577,781(b,d)         491,952
   02-01-08                     12.25             5,300,000(b,d)       1,648,512
Omega Cabinets
  Sr Sub Nts
   06-15-07                     10.50             2,090,000            2,194,500
Outsourcing Solutions
  Sr Sub Nts Series B
   11-01-06                     11.00             1,775,000            1,508,750
Total                                                                 34,579,096

Multi-industry conglomerates (0.4%)
Jordan Inds
  Sr Nts Series D
   08-01-07                     10.38             3,500,000            2,975,000
Metromedia Intl Group
  Zero Coupon Sr Disc Nts Series B
   03-30-02                     10.50             3,017,500(k)         1,357,875
Tyco Intl Group
  Zero Coupon Cv
   02-12-21                      1.71             3,180,000(j)         2,285,625
Total                                                                  6,618,500

Paper & packaging (1.1%)
APP China Group
  (U.S. Dollar) Sr Nts
   03-15-05                     14.00             5,100,000(b,c,d)       306,000
Chesapeake
   05-01-03                      9.88             5,000,000            5,043,100
Crown Paper
  Sr Sub Nts
   09-01-05                     11.00             3,450,000(b)            60,375
Packaging Corp of America
  Company Guaranty
   04-01-09                      9.63             3,220,000            3,485,650
Pactiv
   06-15-17                      8.13             6,000,000            6,130,320
Plastipak Holdings
  Sr Nts
   09-01-11                     10.75               425,000(d)           429,250
Riverwood Intl
  Sr Nts
   08-01-07                     10.63             2,515,000(d)         2,615,600
Total                                                                 18,070,295

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
84   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                         Coupon             Principal             Value(a)
  rate                         amount

Real estate investment trust (0.1%)
Meristar Hospitality
  Sr Nts
   01-15-11                      9.13%           $1,500,000(d)        $1,513,125

Restaurants & lodging (0.9%)
Extended Stay America
  Sr Sub Nts
   06-15-11                      9.88             3,000,000(d)         3,030,000
Hilton Hotels
  Cv
   05-15-06                      5.00               880,000              806,573
   02-15-11                      8.25             3,000,000            3,091,680
MGM Mirage
   02-06-08                      6.88             2,000,000            1,963,080
Park Place Entertainment
  Sr Sub Nts
   09-15-08                      8.88             6,000,000            6,255,000
Total                                                                 15,146,333

Retail (3.4%)
Albertson's
  Sr Nts
   02-15-11                      7.50            10,000,000           10,673,600
Autonation
  Sr Nts
   08-01-08                      9.00             1,675,000(d)         1,700,125
Federated Dept Stores
  Sr Nts
   09-01-08                      6.63             5,000,000            5,015,650
Kroger
  Sr Nts
   07-15-06                      8.15             3,000,000            3,315,990
   09-15-29                      8.00             9,000,000            9,833,220
Levi Strauss
  Sr Nts
   01-15-08                     11.63             3,990,000(e)         3,551,100
Lowe's
  Zero Coupon Cv Sr Nts
   02-16-21                      2.50             1,950,000(d,j)       1,411,313
Rite Aid
  Sr Nts
   07-01-08                     11.25             2,000,000(d)         2,100,000
Target
   01-15-11                      6.35             5,000,000            5,112,700
   12-01-22                      8.50             3,000,000            3,241,665
Wal-Mart CRAVE Trust
   07-17-06                      7.00             8,836,408(d)         9,315,429
Total                                                                 55,270,792

Transportation (2.9%)
Enterprise Rent-A-Car USA Finance
   01-15-11                      8.00            12,000,000(d)        12,736,068
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07                      9.50             2,290,000(b,c)         893,100
Norfolk Southern
  Sr Nts
   02-15-31                      7.25            15,000,000           15,210,450
Union Pacific
   01-15-11                      6.65            16,400,000           16,761,866
Vectura Group
  Company Guaranty Series B
   06-30-08                     10.25             3,000,000            1,560,000
Zhuhai Highway
  (U.S. Dollar) Sub Nts
   07-01-08                     11.50             4,140,000(b,c,d)       538,200
Total                                                                 47,699,684

Utilities -- electric (4.7%)
AES
  Sr Nts
   09-15-10                      9.38             2,015,000            2,075,450
Calpine
  Sr Nts
   02-15-11                      8.50             3,000,000            3,056,121
Cleveland Electric Illuminating
  1st Mtge Series B
   05-15-05                      9.50            11,000,000           11,297,660
  1st Mtge Series E
   07-01-23                      9.00             4,000,000            4,222,960
CMS Energy
  Sr Nts
   05-15-02                      8.13             5,000,000            5,068,450
Dominion Virginia Power
  Sr Nts Series A
   03-31-06                      5.75            15,000,000           15,127,454
Midland Funding I
  Series 1991-C
   07-23-02                     10.33               407,581              414,220
  Series 1994-C
   07-23-02                     10.33               351,101              356,820
Midland Funding II
  Series A
   07-23-05                     11.75             5,000,000            5,548,460
NRG Energy
  Sr Nts
   09-15-10                      8.25             2,000,000            2,153,090
NRG Northest Generating
  Company Guaranty Series A1
   12-15-04                      8.06             1,406,250            1,457,803
  Company Guaranty Series B1
   06-15-15                      8.84             4,000,000            4,307,600
PPL Electric Utilities
   08-15-09                      6.25             5,900,000            5,918,939
Sithe Independence Funding
  Series A
   12-30-13                      9.00             7,500,000            8,173,425
Texas Utilities Electric
  Medium-term Nts 1st Mtge Series B
   03-01-02                      9.70             6,000,000            6,161,580
Total                                                                 75,340,032

Utilities -- gas (1.1%)
El Paso Energy
  Sr Nts
   05-15-09                      6.75             5,500,000            5,428,775
   12-15-12                      7.38             5,000,000            5,128,100
Southwest Gas
   02-15-11                      8.38             3,000,000            3,152,760
Williams
   09-01-11                      7.13             4,000,000            4,067,160
Total                                                                 17,776,795

Utilities -- telephone (4.0%)
AT&T Wireless Group
  Sr Nts
   03-01-31                      8.75             3,000,000(d)         3,326,628
AT&T Wireless Services
  Sr Nts
   03-01-11                      7.88             5,600,000(d)         5,924,352
BellSouth Capital Funding
   02-15-30                      7.88            12,000,000           13,461,456
Geotek Communications
  Escrow Cv Sr Sub Nts
   02-15-02                     12.00             4,135,000(b,i,n)            --
Global Crossing Holding
  (U.S. Dollar) Company Guaranty
   08-01-07                      8.70             5,000,000(c)         3,012,500
New England Tel & Tel
   08-01-31                      9.00             7,500,000            7,950,000
Nextel Communications
  Sr Nts
   02-01-11                      9.50             1,715,000            1,307,688
Qwest
   11-10-26                      7.20             7,000,000            6,549,900
Vodafone Group
  (U.S. Dollar)
   02-15-10                      7.75            10,900,000(c)        11,899,639
WorldCom
   05-15-11                      7.50            12,000,000           12,206,040
Total                                                                 65,638,203

Total bonds
(Cost: $1,486,725,791)                                            $1,479,317,403

Common stocks (0.1%)(b)
Issuer                                               Shares             Value(a)

BayCorp Holdings                                         28                 $257
PhoneTel Technologies                               596,400(f)             9,542
Wilshire Financial
  Services Group                                    617,590            1,157,981

Total common stocks
(Cost: $13,699,988)                                                   $1,167,780

Preferred stocks & other (1.0%)
Issuer                                               Shares             Value(a)

Apache
  Cv                                                 45,120(b)        $1,823,299
Asia Pulp & Paper
  Warrants                                            5,100(b,c,d)           510
Dairy Mart
  Warrants                                           10,000(b,i)             100
Intermedia Communications
  13.50% Pay-in-kind Series B                         2,915(m)         3,188,790
Kerr-McGee
  5.50% Cv                                           24,940            1,101,600
Metlife Capital
  8.00% Cm Cv                                        12,110            1,162,439
Nextel Communications
  13.00% Cm Pay-in-kind
  Series D                                            3,708(m)         2,261,882
NRG Energy
  6.50% Cv                                           58,900            1,236,311

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
85   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                                               Shares             Value(a)

NSM Steel
  Warrants                                        3,355,391(b,d)              $3
Pharmacia
  6.50% Cv ACES                                      60,200(l)         2,204,825
PPL Capital Funding Trust I
  7.75% Cv                                           78,100            1,729,915
Telehub Communications
  Warrants                                            2,500(b,n)              --
VEC Trust I
  7.75% Cm Cv                                        39,000            1,285,050
Total preferred stocks & other
(Cost: $17,922,267)                                                  $15,994,724

Short-term securities (13.1%)
Issuer                        Annualized          Amount              Value(a)
                             yield on date      payable at
                              of purchase        maturity

U.S. government agencies (8.5%)
Federal Home Loan Bank Disc Nts
   09-21-01                      3.56%           $6,800,000           $6,785,436
   10-23-01                      3.41            28,400,000           28,258,260
   10-31-01                      3.42            17,400,000           17,296,808
   11-16-01                      3.39            30,000,000           29,775,418
Federal Home Loan Mtge Corp Disc Nt
   09-11-01                      3.63               500,000              499,446
Federal Natl Mtge Assn Disc Nts
   09-10-01                      3.55             2,300,000            2,297,732
   09-13-01                      3.56            18,900,000           18,875,703
   10-04-01                      3.46            20,000,000           19,934,832
   11-21-01                      3.38            15,300,000           15,178,025
Total                                                                138,901,660

Commercial paper (4.6%)
Barclay's U.S. Funding
   09-10-01                      3.58             3,600,000            3,596,420
BellSouth
   10-25-01                      3.42             9,000,000(h)         8,950,807
CIT Group Holdings
   10-04-01                      3.73             4,500,000            4,484,233
CXC
   10-11-01                      3.69               700,000(h)           697,091
Duke Energy
   10-10-01                      3.44             8,200,000            8,168,749
Electronic Data Systems
   09-26-01                      3.50             4,500,000(h)         4,488,657
Gannett
   09-04-01                      3.60             2,900,000(h)         2,898,840
Heinz (HJ) Finance
   09-20-01                      3.53             1,500,000(h)         1,497,067
IBM Credit
   09-28-01                      3.68            19,100,000           19,043,234
Merck & Co
   09-06-01                      3.60             3,100,000            3,098,140
Salomon Smith Barney
   09-21-01                      3.53             6,900,000            6,885,832
   09-25-01                      3.53             4,100,000            4,089,978
Southern Co Funding
   09-11-01                      3.75             4,000,000(h)         3,995,404
   10-11-01                      3.53             3,000,000(h)         2,987,973
Total                                                                 74,882,425

Total short-term securities
(Cost: $213,827,067)                                                $213,784,085

Total investments in securities
(Cost: $1,732,175,113)(p)$1,710,263,992

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2001, the value of foreign securities represented 6.31% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) Security is partially or fully on loan. See Note 5 to the financial statements.
(f) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended Aug. 31, 2001 are as follows:

Issuer                            Beginning        Purchase        Sales         Ending        Dividend        Value(a)
                                    cost             cost          cost           cost          income
PhoneTel Technologies*           $7,812,117           $--        $669,265      $7,142,852         $--           $9,542

* Issuer was not an affiliate for the entire year ended Aug. 31, 2001.

(g) At Aug. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued or forward-commitment basis was $97,358,160.
(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(i)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2001, is as follows:

     Security                                       Acquisition           Cost
                                                       dates
     Dairy Mart
          Warrants                                   11-28-95         $       --
     Geotek Communications
          12.00% Escrow Cv Sr Sub Nts 2002           08-26-00                 --
     Veninfotel
          (U.S. Dollar) Cv Pay-in-kind 2002   03-05-97 thru 03-16-00   6,989,161

--------------------------------------------------------------------------------
86   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

(j) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(k) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(l) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.
(m) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(n)  Negligible market value.
(o) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(p) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $1,732,602,796 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 46,692,484
     Unrealized depreciation                                       (69,031,288)
                                                                   -----------
     Net unrealized depreciation                                  $(22,338,804)
                                                                  ------------

--------------------------------------------------------------------------------
87   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Capital Resource Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (94.1%)
Issuer                                               Shares             Value(a)

Airlines (0.4%)
AMR                                                 400,000(b)       $12,796,000

Banks and savings & loans (6.3%)
Bank of America                                     800,000           49,200,000
Mellon Financial                                  1,000,000           35,250,000
State Street                                        500,000           24,280,000
U.S. Bancorp                                      3,200,000           77,568,000
Washington Mutual                                   500,000           18,720,000
Total                                                                205,018,000

Beverages & tobacco (1.4%)
Coca-Cola                                           950,000           46,236,500

Building materials & construction (0.8%)
Martin Marietta Materials                           700,000           27,650,000

Communications equipment & services (0.8%)
Brocade Communication
  Systems                                           600,000(b)        14,430,000
Tellabs                                           1,000,000(b)        13,320,000
Total                                                                 27,750,000

Computer software & services (4.4%)
Microsoft                                         1,850,000(b)       105,542,500
Peregrine Systems                                   600,000(b)        15,708,000
Siebel Systems                                      550,000(b)        11,880,000
VERITAS Software                                    325,000(b)         9,334,000
Total                                                                142,464,500

Computers & office equipment (6.7%)
AOL Time Warner                                   1,500,000(b)        56,025,000
Automatic Data Processing                           600,000           31,056,000
Cisco Systems                                     2,300,000(b)        37,559,000
EMC                                                 800,000(b)        12,368,000
Intl Business Machines                              650,000           65,000,000
Solectron                                           500,000(b)         6,800,000
Sun Microsystems                                  1,000,000(b)        11,450,000
Total                                                                220,258,000

Electronics (3.7%)
Applied Materials                                   800,000(b)        34,472,000
Intel                                             2,300,000           64,308,000
Texas Instruments                                   700,000           23,170,000
Total                                                                121,950,000

Energy (7.3%)
Apache                                              900,000           42,237,000
Chevron                                             500,000           45,375,000
Exxon Mobil                                       2,100,000           84,315,000
Texaco                                              946,900           65,951,585
Total                                                                237,878,585

Energy equipment & services (4.6%)
Global Marine                                       900,000(b)        12,960,000
Halliburton                                       1,765,000           49,172,900
Schlumberger                                      1,300,000           63,700,000
Transocean Sedco Forex                              800,000           23,120,000
Total                                                                148,952,900

Financial services (6.3%)
Citigroup                                         3,000,000          137,250,000
Fannie Mae                                          500,000           38,105,000
Merrill Lynch                                       300,000           15,480,000
Morgan Stanley, Dean Witter,
  Discover & Co                                     300,000           16,005,000
Total                                                                206,840,000

Food (2.4%)
Hershey Foods                                       600,000           38,688,000
Kraft Foods Cl A                                  1,200,000(b)        38,700,000
Total                                                                 77,388,000

Health care (11.8%)
Abbott Laboratories                                 500,000           24,850,000
American Home Products                              900,000           50,400,000
Amgen                                               500,000(b)        32,150,000
Genentech                                           500,000(b)        22,950,000
Immunex                                             800,000(b)        13,904,000
Johnson & Johnson                                 1,000,000           52,710,000
Medtronic                                           900,000           40,986,000
Pfizer                                            2,500,000           95,774,999
Pharmacia                                         1,200,000           47,520,000
Total                                                                381,244,999

Household products (1.2%)
Colgate-Palmolive                                   400,000           21,660,000
Gillette                                            575,000           17,623,750
Total                                                                 39,283,750

Industrial equipment & services (1.7%)
Caterpillar                                         500,000           25,000,000
Illinois Tool Works                                 500,000           31,255,000
Total                                                                 56,255,000

Insurance (5.7%)
ACE                                               1,000,000(c)        33,170,000
AFLAC                                               750,000           20,640,000
American Intl Group                               1,100,000           86,020,000
Marsh & McLennan                                    500,000           46,450,000
Total                                                                186,280,000

Leisure time & entertainment (2.1%)
Disney (Walt)                                     1,500,000           38,145,000
Viacom Cl B                                         700,000(b)        29,680,000
Total                                                                 67,825,000

Media (3.4%)
Clear Channel
  Communications                                    400,000(b)        20,108,000
Comcast Cl A                                        500,000(b)        18,315,000
Univision
  Communications Cl A                               544,750(b)        16,249,893
USA Networks                                      2,500,000(b)        57,900,000
Total                                                                112,572,893

Metals (1.8%)
Alcoa                                               650,000           24,778,000
Nucor                                               700,000           34,020,000
Total                                                                 58,798,000

Multi-industry conglomerates (8.2%)
General Electric                                  3,000,000          122,940,000
Minnesota Mining & Mfg                              500,000           52,050,000
Tyco Intl                                         1,800,000(c)        93,510,000
Total                                                                268,500,000

Real estate investment trust (0.5%)
Starwood Hotels &
  Resorts Worldwide                                 500,000           16,925,000

Retail (5.5%)
Gap                                               1,500,000           29,475,000
Home Depot                                        1,000,000           45,950,000
Safeway                                             500,000(b)        22,555,000
Target                                              600,000           20,790,000
Wal-Mart Stores                                   1,275,000           61,263,750
Total                                                                180,033,750

Utilities -- electric (2.2%)
Dominion Resources                                  400,000           25,180,000
Duke Energy                                       1,200,000           47,172,000
Total                                                                 72,352,000

Utilities -- telephone (4.9%)
AT&T                                              1,000,000           19,040,000
Liberty Media Cl A                                1,000,000(b)        15,200,000
SBC Communications                                1,125,000           46,023,750
Sprint (FON Group)                                1,300,000           30,342,000
Verizon Communications                            1,000,000           50,000,000
Total                                                                160,605,750

Total common stocks
(Cost: $3,284,092,975)                                            $3,075,858,627

Short-term securities (5.4%)
Issuer                          Annualized           Amount             Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agencies (2.8%)
Federal Home Loan Bank Disc Nt
   09-19-01                        3.54%            $6,400,000        $6,387,468
Federal Home Loan Mtge Corp Disc Nts
   09-06-01                        3.73              2,300,000         2,298,523
   09-11-01                        3.63             37,400,000        37,358,574
   11-21-01                        3.36             31,400,000        31,149,672
Federal Natl Mtge Assn Disc Nts
   09-17-01                        3.57             14,000,000        13,976,465
   10-03-01                        3.45                600,000           598,108
Total                                                                 91,768,810

Commercial paper (2.6%)
American General Finance
   09-04-01                        3.70              6,500,000         6,497,328
CAFCO
   09-18-01                        3.68              4,000,000(d)      3,992,500
Duke Energy
   10-03-01                        3.43              9,500,000         9,470,218
   10-10-01                        3.44             10,600,000        10,559,602

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
88   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Capital Resource Fund

Issuer                          Annualized          Amount              Value(a)
                               yield on date      payable at
                                of purchase        maturity
Commercial paper (cont.)
Heinz (HJ) Finance
   09-06-01                        3.58%           $5,600,000(d)      $5,596,659
Intl Lease Finance
   09-05-01                        3.67            35,300,000         35,281,418
SBC Communications
   11-20-01                        3.38            11,000,000(d)      10,913,375
Verizon Global Funding
   10-25-01                        3.57             3,700,000(d)       3,679,776
Total                                                                 85,990,876

Total short-term securities
(Cost: $177,794,612)                                                $177,759,686

Total investments in securities
(Cost: $3,461,887,587)(e)                                         $3,253,618,313

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 3.87% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $3,463,408,211 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $ 247,970,422
     Unrealized depreciation                                     (457,760,320)
                                                                 ------------
     Net unrealized depreciation                                $(209,789,898)
                                                                -------------

--------------------------------------------------------------------------------
89   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Cash Management Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

U.S. government agencies (23.5%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

Federal Home Loan Bank Disc Nts
   09-12-01                        3.64%          $4,000,000          $3,995,551
   09-19-01                        3.58            5,000,000           4,991,075
   09-21-01                        3.61            5,000,000           4,990,000
   09-21-01                        4.40            4,500,000           4,489,025
   10-12-01                        4.03            5,000,000           4,977,165
   10-19-01                        3.54            8,000,000           7,962,453
   10-24-01                        3.55            5,000,000           4,974,015
   10-26-01                        4.07           14,300,000          14,211,736
   10-31-01                        3.51            6,200,000           6,163,937
   11-02-01                        3.50            9,000,000           8,946,060
   12-14-01                        3.56            4,000,000           3,959,324
   12-19-01                        3.53            5,000,000           4,947,165
Federal Home Loan Mtge Corp Disc Nts
   10-02-01                        3.51              300,000             299,096
   10-03-01                        4.05            4,000,000           3,985,636
   10-16-01                        3.37            5,000,000           4,979,000
   10-18-01                        3.60            2,000,000           1,990,639
   10-25-01                        3.54           11,200,000          11,140,780
   10-31-01                        3.80            4,000,000           3,974,800
   11-08-01                        3.49            7,000,000           6,954,119
   11-16-01                        3.69            2,000,000           1,984,547
   12-06-01                        3.71            5,000,000           4,951,067
   12-06-01                        3.74            2,000,000           1,980,267
   12-14-01                        3.56            5,000,000           4,949,156
   12-21-01                        3.68            7,000,000           6,921,437
   01-30-02                        3.35            5,000,000           4,930,792
   02-20-02                        3.42            5,000,000           4,919,614
Federal Natl Mtge Assn Disc Nts
   09-13-01                        4.54            5,000,000           4,992,450
   09-20-01                        4.42            5,600,000           5,586,966
   10-04-01                        4.02            5,300,000           5,280,518
   10-11-01                        3.82            7,500,000           7,468,333
   10-25-01                        4.09            4,600,000           4,571,952
   11-08-01                        3.88            5,000,000           4,963,592
   11-15-01                        3.39            6,000,000           5,957,875
   11-15-01                        3.89            3,600,000           3,571,050
   11-21-01                        3.83            5,000,000           4,957,250
   11-29-01                        3.74            5,000,000           4,954,202
   11-30-01                        3.74            3,000,000           2,972,175
   12-05-01                        3.37            3,000,000           2,973,558
   12-13-01                        3.60            7,500,000           7,423,608
   12-13-01                        3.64            5,000,000           4,948,500
   12-14-01                        3.53            2,000,000           1,979,836
   12-20-01                        3.49            5,000,000           4,947,292
   12-20-01                        3.53           18,900,000          18,698,452
   12-21-01                        3.66            9,000,000           8,899,545
   02-21-02                        3.40            6,000,000           5,903,408

Total U.S. government agencies
(Cost: $249,619,018)                                                $249,619,018

Certificates of deposit (7.2%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

Banque Nationale de Paris Yankee
   09-24-01                        3.60%         $10,000,000         $10,000,000
   10-30-01                        3.61            5,000,000           5,000,000
   11-01-01                        3.80            4,000,000           4,000,000
   11-09-01                        3.66            5,000,000           5,000,000
   11-27-01                        3.57            5,000,000           5,000,000
   02-12-02                        3.48            5,000,000           5,000,000
Dresdner US Finance Yankee
   11-06-01                        3.92            2,500,000           2,500,000
Westdeutsche Landesbank Yankee
   10-04-01                        3.82            5,000,000           5,000,000
   10-22-01                        3.59            5,000,000           5,000,000
   10-24-01                        3.60            5,000,000           5,000,000
   11-08-01                        3.55            5,000,000           5,000,000
   11-09-01                        3.54            5,000,000           5,000,000
   01-17-02                        3.47            5,000,000           5,000,000
   01-28-02                        3.45            3,000,000           3,000,000
   02-14-02                        3.45            7,000,000           7,000,000

Total certificates of deposit
(Cost: $76,500,000)                                                  $76,500,000

Commercial paper (67.1%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

Banks and savings & loans (17.0%)
Abbey Natl North America
   09-11-01                        3.68%          $4,900,000          $4,894,991
   09-28-01                        3.73            5,800,000           5,783,818
   10-10-01                        3.65            8,600,000           8,566,087
   11-16-01                        3.47            2,500,000           2,481,844
   12-03-01                        3.71            5,000,000           4,952,596
   12-03-01                        3.74            2,700,000           2,674,193
Commerzbank U.S. Finance
   09-04-01                        4.77            5,000,000           4,998,013
   09-07-01                        3.76            4,000,000           3,997,493
   09-10-01                        3.78            3,000,000           2,997,165
   09-10-01                        3.78            4,000,000           3,996,220
   09-25-01                        3.66            6,000,000           5,985,400
   10-05-01                        3.69           10,000,000           9,965,244
   10-19-01                        3.63            5,000,000           4,975,933
   11-01-01                        3.56            5,000,000           4,970,008
   11-19-01                        3.91            2,100,000           2,082,120
Deutsche Bank Financial
   09-12-01                        4.75            3,500,000           3,494,931
   09-17-01                        4.74            2,200,000           2,195,375
   10-10-01                        3.57            5,000,000           4,980,744
   11-02-01                        3.79            5,000,000           4,967,579
   01-30-02                        3.42            3,000,000           2,957,594
Dresdner US Finance
   11-30-01                        3.70            5,000,000           4,954,125
   12-20-01                        3.39            5,000,000           4,948,667
   01-16-02                        3.42            5,000,000           4,935,686
Societe Generale North America
   10-04-01                        3.68            8,400,000           8,371,741
   10-05-01                        3.70           11,800,000          11,758,877
   11-20-01                        3.56            5,000,000           4,960,778
   01-07-02                        3.46            4,500,000           4,445,280
   01-14-02                        3.42            2,000,000           1,974,650
   02-13-02                        3.47            5,000,000           4,921,625
   02-14-02                        3.41            9,400,000           9,254,363
U.S. Bank
   01-29-02                        3.40            5,000,000           5,000,000
Westpac Capital
   09-05-01                        4.44            5,000,000           4,997,533
   11-05-01                        3.65            4,000,000           3,973,783
   11-21-01                        3.54            5,000,000           4,960,513
   12-21-01                        3.42            3,000,000           2,968,735
   02-20-02                        3.40            7,000,000           6,887,961
Total                                                                181,231,665

Broker dealers (4.1%)
Bear Stearns
   02-21-02                        3.81            3,000,000(c)        3,000,000
Goldman Sachs Group
   09-19-01                        4.53            5,000,000           4,988,700
   09-28-01                        4.54            3,500,000           3,488,135
   10-02-01                        4.47            3,300,000           3,287,355
   10-10-01                        3.80           10,000,000           9,959,050
   10-12-01                        3.80            2,000,000           1,991,390
   10-31-01                        3.91            4,000,000           3,974,133
   11-14-01                        3.65            8,000,000           7,940,471
   03-21-02                        4.94            3,000,000(c)        3,000,000
Morgan Stanley, Dean Witter, Discover & Co
   11-16-01                        3.88            2,200,000           2,182,119
Total                                                                 43,811,353

Chemicals (1.2%)
Bayer
   09-18-01                        3.64            4,000,000(b)        3,993,143
   10-09-01                        3.51            2,000,000(b)        1,992,611
   10-10-01                        3.48            7,000,000(b)        6,973,686
Total                                                                 12,959,440

Commercial finance (0.5%)
CAFCO
   11-06-01                        3.46            5,000,000(b)        4,968,467

Computers & office equipment (0.4%)
Electronic Data Systems
   11-26-01                        3.40            3,800,000(b)        3,769,408

Energy (0.5%)
Chevron UK Investment
   09-13-01                        3.69            5,000,000           4,993,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
90   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Cash Management Fund

Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity
Financial services (23.1%)
AEGON Funding
   11-07-01                        3.55%          $8,000,000(b)       $7,947,442
   12-03-01                        3.38            5,400,000(b)        5,353,268
Alpine Securitization
   09-04-01                        3.72            3,000,000           2,999,070
   11-02-01                        3.56            3,000,000(b)        2,981,710
Amsterdam Funding
   09-07-01                        3.70            3,000,000(b)        2,998,150
   10-05-01                        3.65            3,000,000(b)        2,989,687
   11-05-01                        3.55            3,000,000(b)        2,980,879
Barclays U.S. Funding
   09-27-01                        3.58            5,000,000           4,987,108
Caterpillar Financial Services
   10-18-01                        3.62           10,000,000           9,953,000
Charta
   09-20-01                        3.63            3,000,000(b)        2,994,268
   10-17-01                        3.47            3,000,000(b)        2,986,775
   11-07-01                        3.55            3,000,000(b)        2,980,291
Dexia Bank (Delaware)
   10-09-01                        3.69           10,000,000           9,961,156
   12-27-01                        3.78            5,000,000           4,939,388
Dexia Bank (Delaware) LLC
   09-18-01                        3.67            4,000,000           3,993,087
   10-11-01                        3.65            4,900,000           4,880,182
   10-23-01                        3.58            6,000,000           5,969,147
Edison Asset Securitization
   09-04-01                        3.68            4,000,000(b)        3,998,773
   09-17-01                        3.64            3,000,000(b)        2,995,160
Enterprise Funding
   09-19-01                        3.66            5,000,000(b)        4,990,875
Falcon Asset
   10-15-01                        4.55            1,500,000(b)        1,491,713
   11-02-01                        3.56            3,000,000(b)        2,981,710
Household Finance
   09-04-01                        3.71            8,300,000           8,297,434
IBM Credit
   10-29-01                        3.64            2,400,000           2,386,003
Intl Lease Finance
   11-06-01                        3.66            6,100,000           6,059,293
Kitty Hawk Funding
   09-14-01                        3.68            5,000,000(b)        4,993,356
   09-18-01                        3.72            3,000,000(b)        2,994,744
   02-15-02                        3.46            2,000,000(b)        1,968,363
Nordea North America
   09-06-01                        3.78            2,000,000           1,998,950
   09-14-01                        3.95            5,000,000           4,992,886
   09-26-01                        3.93            7,800,000           7,778,767
   11-07-01                        3.79            5,000,000           4,965,011
   11-13-01                        3.98            2,500,000           2,479,976
   11-21-01                        3.94            5,000,000           4,956,013
   11-26-01                        3.80            3,000,000           2,972,982
   12-18-01                        3.66            3,000,000           2,967,420
Preferred Receivables
   10-29-01                        4.16            4,000,000(b)        3,973,384
Receivables Capital
   11-01-01                        3.56            6,500,000(b)        6,461,011
   11-13-01                        3.76            3,000,000(b)        2,977,309
Sheffield Receivables
   09-10-01                        3.82            4,000,000(b)        3,996,180
   09-27-01                        4.10            4,000,000(b)        3,988,184
Variable Funding Capital
   09-10-01                        3.64            6,000,000(b)        5,994,540
   01-18-02                        3.39            3,000,000(b)        2,961,196
Verizon Global Funding
   09-14-01                        3.70           10,000,000(b)        9,986,638
   10-25-01                        3.57            8,700,000(b)        8,653,673
Verizon Network Funding
   09-24-01                        3.63           11,400,000          11,373,633
   09-25-01                        3.65            7,900,000           7,880,829
   10-11-01                        3.61            5,000,000           4,980,000
   10-19-01                        3.61            6,000,000           5,971,280
Windmill Funding
   09-04-01                        3.70            5,000,000(b)        4,998,458
   10-16-01                        3.54            1,000,000(b)          995,600
   11-20-01                        3.41            2,500,000(b)        2,481,222
Total                                                                245,837,174

Food (1.2%)
Campbell Soup
   09-17-01                        3.64            5,000,000(b)        4,991,934
   10-09-01                        3.77            2,000,000           1,992,062
   10-11-01                        3.76            2,300,000           2,290,442
   12-03-01                        3.79            4,000,000           3,961,250
Total                                                                 13,235,688

Insurance (2.9%)
American General
   11-21-01                        3.89            8,100,000           8,029,651
   12-28-01                        3.75            5,000,000           4,939,361
   02-22-02                        3.38            7,900,000           7,772,850
American General Finance
   09-28-01                        4.76            5,000,000           4,982,225
   10-30-01                        3.71            5,000,000           4,969,763
Total                                                                 30,693,850

Media (1.0%)
Scripps (EW)
   09-26-01                        3.68            6,000,000(b)        5,984,708
   10-15-01                        3.57            5,000,000(b)        4,978,306
Total                                                                 10,963,014

Miscellaneous (5.6%)
CIT Group Holdings
   09-05-01                        3.69            5,000,000           4,997,950
   09-10-01                        3.68            5,000,000           4,995,400
   10-16-01                        3.57            5,000,000           4,977,813
   11-01-01                        3.66            6,100,000           6,062,376
   12-04-01                        3.67            7,500,000           7,428,716
   01-18-02                        3.88            3,000,000(c)        3,000,000
   01-25-02                        3.34            5,000,000           4,933,083
   02-01-02                        3.40            5,000,000           4,928,813
Corporate Receivables
   10-23-01                        3.59            5,000,000(b)        4,974,217
   02-28-02                        3.36            5,000,000(b)        4,917,500
CXC
   11-05-01                        3.55            3,000,000(b)        2,980,879
   11-09-01                        3.49            2,000,000(b)        1,986,698
   11-15-01                        3.94            3,500,000(b)        3,471,490
Total                                                                 59,654,935

Multi-industry conglomerates (3.1%)
GE Capital Intl Funding
   09-20-01                        3.64            6,000,000(b)        5,988,505
   09-24-01                        3.59            5,000,000(b)        4,988,564
   10-01-01                        3.67            7,000,000(b)        6,978,650
   10-26-01                        3.56            5,000,000(b)        4,972,958
   11-05-01                        3.49            5,000,000(b)        4,968,674
General Electric Capital Services
   10-17-01                        3.59            5,000,000           4,977,192
Total                                                                 32,874,543

Utilities -- electric (4.5%)
Duke Energy
   10-03-01                        3.43            3,000,000           2,990,880
UBS Americas
   09-06-01                        4.76            5,000,000           4,996,694
UBS Finance (Delaware)
   10-09-01                        3.88            2,500,000           2,489,814
   11-19-01                        3.59            5,000,000           4,960,939
   11-26-01                        3.54            5,000,000           4,958,075
   01-25-02                        3.40            6,000,000           5,918,483
   02-25-02                        3.40           14,400,000          14,163,529
   02-27-02                        3.40            7,000,000           6,883,749
Total                                                                 47,362,163

Utilities -- telephone (2.0%)
BellSouth
   09-25-01                        3.64            5,000,000(b)        4,987,900
   11-23-01                        3.37            4,000,000(b)        3,969,198
SBC Communications
   11-08-01                        3.54            7,500,000(b)        7,450,133
   12-06-01                        3.41            5,000,000(b)        4,954,933
Total                                                                 21,362,164

Total commercial paper
(Cost: $713,717,714)                                                $713,717,714

Letters of credit (2.5%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

Bank of America-
AES Shady Point
  09-06-01                         3.71%         $10,000,000          $9,994,846
  09-10-01                         3.78            4,300,000           4,295,937
  09-11-01                         3.67            7,000,000           6,992,864
  10-16-01                         3.57            5,000,000           4,977,813

Total letters of credit
(Cost: $26,261,460)                                                  $26,261,460

Total investments in securities
(Cost: $1,066,098,192)(d)                                         $1,066,098,192

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
91   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Cash Management Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2001.
(d) Also represents the cost of securities for federal income tax purposes at Aug. 31, 2001.

Investments in Securities

AXP VP - Diversified Equity Income Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (93.6%)
Issuer                                              Shares              Value(a)

Aerospace & defense (1.3%)
Goodrich (BF)                                       15,917              $510,140
Honeywell Intl                                      24,349               907,244
Total                                                                  1,417,384

Airlines (0.6%)
AMR                                                 20,226(b)            647,030

Automotive & related (2.3%)
Eaton                                               11,406               820,434
Ford Motor                                          29,427               584,714
General Motors                                      16,050               878,738
Snap-On                                              3,700                94,202
Total                                                                  2,378,088

Banks and savings & loans (2.9%)
FleetBoston Financial                               33,833             1,246,069
J.P. Morgan Chase                                   18,400               724,960
Washington Mutual                                   27,963             1,046,935
Total                                                                  3,017,964

Beverages & tobacco (3.2%)
Diageo ADR                                          24,577(c)            997,580
Fortune Brands                                      26,800             1,025,100
Philip Morris                                       28,477             1,349,810
Total                                                                  3,372,490

Building materials & construction (0.5%)
Martin Marietta Materials                           12,295               485,653

Chemicals (0.9%)
Dow Chemical                                        25,927               909,001

Communications equipment & services (0.4%)
AT&T Wireless Services                              25,529(b)            395,700

Computer software & services (0.7%)
Computer Associates Intl                            24,095               748,150

Computers & office equipment (4.7%)
Compaq Computer                                     73,804               911,480
Computer Sciences                                   13,067(b)            491,319
Electronic Data Systems                             11,152               657,745
First Data                                           9,651               635,518
Hewlett-Packard                                     30,900               717,189
Pitney Bowes                                        25,909             1,126,783
Solectron                                           32,067(b)            436,111
Total                                                                  4,976,145

Electronics (0.9%)
Thomas & Betts                                      43,400               929,194

Energy (7.8%)
BP ADR                                              18,455(c)            938,990
Chevron                                             28,623             2,597,538
Conoco Cl A                                         65,999             1,956,870
Kerr-McGee                                          22,328             1,304,178
USX-Marathon Group                                  46,600             1,468,366
Total                                                                  8,265,942

Energy equipment & services (2.5%)
McDermott Intl                                      90,850(b)            967,553
Pioneer Natural Resources                           56,881(b)            995,417
Tidewater                                           20,049               623,724
Total                                                                  2,586,694

Financial services (7.1%)
Citigroup                                           13,701               626,821
Lehman Brothers Holdings                            57,723             3,789,514
Morgan Stanley, Dean Witter,
  Discover & Co                                     39,168             2,089,613
Stilwell Financial                                  36,221             1,035,921
Total                                                                  7,541,869

Food (3.5%)
Archer-Daniels-Midland                              42,790               574,670
ConAgra Foods                                       48,700             1,117,665
SUPERVALU                                           94,135             1,974,952
Total                                                                  3,667,287

Furniture & appliances (1.0%)
Whirlpool                                           15,910             1,050,378

Health care services (0.7%)
PacifiCare Health Systems                           47,784(b)            702,425

Industrial equipment & services (7.2%)
Caterpillar                                         25,666             1,283,300
Fluor                                               18,218               825,822
Illinois Tool Works                                 17,471             1,092,112
Ingersoll-Rand                                      59,490             2,413,509
Parker-Hannifin                                     28,630             1,259,720
Tomkins ADR                                         63,700(c)            675,220
Total                                                                  7,549,683

Insurance (9.2%)
Aon                                                 43,050             1,599,307
CIGNA                                               22,115             1,990,349
Jefferson-Pilot                                     21,181               985,340
Lincoln Natl                                        21,114             1,052,744
Loews                                               31,856             1,555,210
SAFECO                                              47,722             1,435,478
Torchmark                                           27,966             1,181,284
Total                                                                  9,799,712

Leisure time & entertainment (0.8%)
Mattel                                              47,500               854,525

Media (2.0%)
Donnelley (RR) & Sons                               22,373               667,163
Knight-Ridder                                       22,980             1,392,588
Total                                                                  2,059,751

Metals (1.5%)
Alcoa                                               42,717             1,628,372

Multi-industry conglomerates (9.7%)
Crane                                               27,022               759,048
Diebold                                             33,390             1,260,473
Dover                                               17,760               637,939
Eastman Kodak                                       23,692             1,058,322
General Electric                                    25,000             1,024,500
Hanson ADR                                          39,394(c)          1,528,880
Natl Service Inds                                   16,400               387,040
Textron                                             18,895               989,909
Tyco Intl                                           11,597(c)            602,464
Xerox                                               77,300               711,160
YORK Intl                                           34,987             1,329,506
Total                                                                 10,289,241

Paper & packaging (2.3%)
Abitibi-Consolidated                                95,450(c)            739,738
Intl Paper                                          40,954             1,643,074
Total                                                                  2,382,812

Real estate investment trust (4.0%)
Crescent Real Estate Equities                       51,887             1,221,939
Equity Residential
  Properties Trust                                  16,058               945,977
JDN Realty                                          45,472               525,202
Vornado Realty Trust                                38,664             1,550,812
Total                                                                  4,243,930

Retail (2.2%)
Albertson's                                         42,400             1,483,576
Charming Shoppes                                   128,600(b)            877,052
Total                                                                  2,360,628

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
92   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Equity Income Fund

Issuer                                              Shares              Value(a)

Textiles & apparel (0.9%)
Kellwood                                            44,158              $960,878

Transportation (1.6%)
Burlington Northern Santa Fe                        63,720             1,727,449

Utilities -- electric (2.4%)
Dominion Resources                                  20,500             1,290,475
Duke Energy                                         32,000             1,257,920
Total                                                                  2,548,395

Utilities -- gas (1.5%)
Ocean Energy                                        27,336               515,284
Williams Companies                                  31,800             1,035,090
Total                                                                  1,550,374

Utilities -- telephone (7.3%)
AT&T                                                79,400             1,511,776
BellSouth                                           32,914             1,227,692
Liberty Media Cl A                                  44,144(b)            670,989
SBC Communications                                  32,322             1,322,293
Sprint (FON Group)                                  51,600             1,204,344
Verizon Communications                              34,986             1,749,300
Total                                                                  7,686,394

Total common stocks
(Cost: $99,466,012)                                                  $98,733,538

Short-term securities (9.9%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

U.S. government agencies (8.9%)
Federal Home Loan Mtge Corp Disc Nts
   10-09-01                        3.43%          $3,100,000          $3,088,515
   11-21-01                        3.36            5,800,000           5,753,761
Federal Natl Mtge Assn Disc Nt
   09-13-01                        3.65              500,000             499,312
Total                                                                  9,341,588

Commercial paper (1.0%)
BellSouth
  11-23-01                         3.37              600,000(d)          595,100
Intl Lease Finance
  11-06-01                         3.66              500,000             496,743
Total                                                                  1,091,843

Total short-term securities
(Cost: $10,436,789)                                                  $10,433,431

Total investments in securities
(Cost: $109,902,801)(e)                                             $109,166,969

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 5.20% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $109,950,466 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $ 3,453,189
     Unrealized depreciation                                         (4,236,686)
                                                                     ----------
     Net unrealized depreciation                                    $  (783,497)
                                                                    -----------

--------------------------------------------------------------------------------
93   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Emerging Markets Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (82.3%)(c)
Issuer                                               Shares             Value(a)

Brazil (6.8%)
Beverages & tobacco (1.8%)
Companhia de
  Bebidas das Americas ADR                            5,600             $105,504

Energy (2.0%)
Petroleo Brasileiro                                   5,096              114,306

Miscellaneous (1.5%)
Tele Centro Oeste
  Celular Participacoes ADR                          13,670               83,387

Paper & packaging (1.5%)
Aracruz Celulose ADR                                  5,094               87,362

Chile (0.8%)
Utilities -- electric
Empresa Nacional de
  Electricidad                                        4,224               45,281

China (1.0%)
Energy equipment & services
CNOOC                                                58,500(b)            57,751

Hong Kong (7.2%)
Airlines (1.1%)
China Southern Airlines                             242,000(b)            64,380

Communications equipment & services (0.9%)
China Mobile                                         16,500(b)            51,511

Energy equipment & services (0.9%)
PetroChina                                          256,000               52,186

Financial services (2.3%)
Sun Hung Kai Properties                              15,000              130,292

Multi-industry conglomerates (1.0%)
Beijing Enterprises                                  54,000               55,732

Utilities -- electric (1.0%)
Beijing Datang Power
  Generation Cl H                                   162,000               54,521

Hungary (2.2%)
Banks and savings & loans
OTP Bank ADR                                          2,360              124,136

India (6.7%)
Banks and savings & loans (0.6%)
HDFC Bank ADR                                         2,200(b)            34,100

Beverages & tobacco (1.4%)
ITC GDR                                               5,118(d)            78,298

Health care (1.2%)
Dr. Reddy's Laboratories                              1,849               69,479

Household products (1.3%)
Hindustan Lever                                      15,369               71,351

Textiles & apparel (1.1%)
Reliance Inds GDR                                     4,370(d)            63,147

Utilities -- telephone (1.1%)
Videsh Sanshar Nigam                                 10,763               64,523

Israel (1.0%)
Banks and savings & loans
Bank Hapoalim                                        24,073               54,787

Malaysia (3.0%)
Automotive & related (1.3%)
Perusahaan Otomobil
  Nasional Berhad                                    40,000               70,526

Financial services (1.2%)
Commerce Asset-Holding
  Berhad                                             34,000               69,789

Industrial equipment & services (0.5%)
Sime Darby Berhad                                    24,000               30,063

Mexico (14.8%)
Beverages & tobacco (3.2%)
Coca-Cola Femsa ADR                                   4,044               88,604
Fomento Economico
  Mexicano ADR                                        2,362               92,118
Total                                                                    180,722

Communications equipment & services (2.1%)
America Movil ADR                                     7,255(b)           122,174

Financial services (2.7%)
Grupo Financiero BBVA Bancomer Cl O                 181,757(b)           152,377

Retail (2.3%)
Wal-Mart de Mexico                                   52,894              129,126

Utilities -- telephone (4.5%)
Telefonos de Mexico ADR Cl L                          7,235              263,789

Peru (1.0%)
Metals
Compania de
  Minas Buenaventura ADR                              2,920               56,035

Poland (1.1%)
Utilities -- telephone
Telekomunikacja Polska                               19,763(b)            60,595

Russia (5.4%)
Communications equipment & services (1.1%)
Mobile Telesystems ADR                                2,300(b)            59,915

Energy (0.9%)
Lukoil Holding ADR                                    1,135               49,826

Miscellaneous (0.7%)
Surgutneftegaz ADR                                    3,321               42,376

Utilities -- electric (1.7%)
RAO Unified Energy
  Systems ADR                                         4,950               53,214
XAO Mosenergo ADR                                    13,001               44,203
Total                                                                     97,417

Utilities -- gas (1.0%)
OAO Gazprom ADR                                       5,800               57,130

South Africa (9.3%)
Banks and savings & loans (2.4%)
ABSA Group                                           29,660              137,231

Beverages & tobacco (2.2%)
South African Breweries                              16,646              123,229

Energy equipment & services (2.0%)
Sasol                                                12,107              112,322

Insurance (1.2%)
Sanlam                                               55,172               70,036

Metals (1.5%)
Gold Fields                                          20,000               85,893

South Korea (12.6%)
Banks and savings & loans (3.0%)
H&CB                                                  2,710               60,246
Kookmin Bank                                          3,820               51,432
Shinhan Bank                                          6,000               58,708
Total                                                                    170,386

Communications equipment & services (2.3%)
SK Telecom                                              730              128,572

Electronics (3.5%)
Samsung Electronics                                   1,360              202,270

Financial services (0.9%)
Samsung Securities                                    1,940(b)            48,899

Household products (1.7%)
LG Household & Health Care                            1,522(b)            29,308
Pacific                                               1,040               66,756
Total                                                                     96,064

Utilities -- electric (1.3%)
Korea Electric Power                                  4,190               74,288

Taiwan (6.2%)
Computers & office equipment (1.3%)
Asustek Computer GDR                                 21,000               76,650

Electronics (4.9%)
Compal Electronics                                    8,750(b,d)          44,625
Hon Hai Precision Inds GDR                           11,808(d)            91,512
Sunplus Technology GDR                                9,423(b)            44,995
Taiwan Semiconductor
  Mfg ADR                                             7,549(b)            97,986
Total                                                                    279,118

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
94   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Emerging Markets Fund

Issuer                                               Shares             Value(a)

United Kingdom (3.3%)
Metals
Anglo American Place                                  4,367              $63,343
Billiton ADR                                         26,286              124,297
Total                                                                    187,640

Total common stocks
(Cost: $4,945,846)                                                    $4,696,492

Preferred stock (2.1%)
Issuer                                               Shares             Value(a)

Brazil
Companhia Vale do
  Rio Doce Cl A                                       5,900(b)          $118,763

Total preferred stock
(Cost: $139,264)                                                        $118,763

Short-term securities (10.4%)
Issuer                          Annualized           Amount             Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agency
Federal Home Loan Mtge Corp Disc Nts
   09-27-01                        3.55%            $100,000             $99,734
   11-15-01                        3.42              500,000             496,306

Total short-term securities
(Cost: $596,208)                                                        $596,040

Total investments in securities
(Cost: $5,681,318)(e)                                                 $5,411,295

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $5,760,150 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $ 148,959
     Unrealized depreciation                                          (497,814)
                                                                      --------
     Net unrealized depreciation                                     $(348,855)
                                                                     ---------

--------------------------------------------------------------------------------
95   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Equity Select Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (92.2%)
Issuer                                               Shares             Value(a)

Airlines (1.3%)
Skywest                                               5,609             $178,591

Banks and savings & loans (0.5%)
Investors Financial Services                            996               63,794

Building materials & construction (1.1%)
Martin Marietta Materials                             3,949              155,986

Chemicals (3.2%)
Sigma-Aldrich                                         9,549              435,530

Communications equipment & services (0.6%)
Finisar                                               8,750(b)            86,275

Computer software & services (5.5%)
BMC Software                                          7,141(b)           114,256
Intuit                                                3,190(b)           120,518
Manugistics Group                                     3,945(b)            46,196
Peregrine Systems                                     5,140(b)           134,565
Sungard Data Systems                                 14,300(b)           338,195
Total                                                                    753,730

Computers & office equipment (8.5%)
Acxiom                                                8,760(b)           111,602
Advent Software                                       1,612(b)            85,613
Dendrite Intl                                         5,605(b)            72,809
DST Systems                                           2,772(b)           132,640
Fair, Isaac & Co                                      4,231              258,091
Fiserv                                                7,922(b)           429,136
McData Cl B                                           4,413(b)            63,547
Total                                                                  1,153,438

Electronics (8.7%)
American Power Conversion                             9,950(b)           137,609
Maxim Integrated Products                             7,922(b)           366,075
Micrel                                                2,804(b)            86,531
Microchip Technology                                  6,362(b)           227,060
Novellus Systems                                      4,180(b)           185,216
PMC-Sierra                                            3,140(b)            96,555
Waters                                                2,401(b)            79,545
Total                                                                  1,178,591

Energy (6.4%)
Apache                                                3,182              149,331
Devon Energy                                          3,181              147,185
Murphy Oil                                            3,949              298,150
Newfield Exploration                                  3,948(b)           130,126
Pogo Producing                                        6,361              151,964
Total                                                                    876,756

Energy equipment & services (1.5%)
Ensco Intl                                            4,782               87,224
Tidewater                                             3,949              122,853
Total                                                                    210,077

Financial services (4.0%)
Legg Mason                                            4,780              213,714
Paychex                                               8,772              325,178
Total                                                                    538,892

Health care (13.3%)
Apogent Technologies                                  5,609(b)           134,840
Biogen                                                3,583(b)           216,269
Biomet                                               13,175              364,024
Diagnostic Products                                   3,587              140,790
IDEC Pharmaceuticals                                  3,604(b)           213,609
Immunex                                               7,218(b)           125,449
Invitrogen                                            3,584(b)           243,819
Johnson & Johnson                                     2,377              125,292
MedImmune                                             2,790(b)           112,019
Techne                                                3,950(b)           125,176
Total                                                                  1,801,287

Health care services (9.9%)
AmerisourceBergen                                     3,038(b)           195,769
Community Health Systems                              6,738(b)           210,563
Express Scripts Cl A                                  5,608(b)           300,139
First Health Group                                    4,351(b)           121,828
Health Management
  Associates Cl A                                     8,750(b)           174,563
LifePoint Hospitals                                   2,176(b)            93,111
Lincare Holdings                                      8,747(b)           248,502
Total                                                                  1,344,475

Industrial equipment & services (4.7%)
Cintas                                                7,141              332,485
Fastenal                                              4,769              313,562
Total                                                                    646,047

Insurance (0.3%)
HCC Insurance Holdings                                1,611               40,629

Media (3.3%)
Catalina Marketing                                    5,612(b)           184,242
Univision Communications Cl A                         5,975(b)           178,234
Westwood One                                          3,139(b)            89,462
Total                                                                    451,938

Multi-industry conglomerates (4.1%)
Danaher                                               3,180              176,713
DeVry                                                 5,609(b)           184,143
Robert Half Intl                                      7,921(b)           197,154
Total                                                                    558,010

Restaurants & lodging (5.4%)
Brinker Intl                                         10,350(b)           275,310
Cheesecake Factory (The)                             10,748(b)           326,739
Starbucks                                             7,971(b)           134,471
Total                                                                    736,520

Retail (8.0%)
99 Cents Only Stores                                  5,972(b)           182,683
Whole Foods Market                                   15,950(b)           561,281
Williams-Sonoma                                      10,778(b)           342,740
Total                                                                  1,086,704

Textiles & apparel (1.1%)
Abercrombie & Fitch                                   5,024(b)           152,428

Utilities -- electric (0.8%)
Calpine                                               3,180(b)           105,004

Total common stocks
(Cost: $13,030,699)                                                  $12,554,702

Total investments in securities
(Cost: $13,030,699)(c)                                               $12,554,702

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $13,130,391 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $ 302,030
     Unrealized depreciation                                          (877,719)
                                                                      --------
     Net unrealized depreciation                                     $(575,689)
                                                                     ---------

--------------------------------------------------------------------------------
96   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Extra Income Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Bonds (84.1%)
Issuer                           Coupon              Principal         Value(a)
                                  rate                amount
Aerospace & defense (2.4%)
Alliant Techsystems
  Sr Sub Nts
   05-15-11                        8.50%          $2,150,000(d)       $2,214,500
Fairchild
  Company Guaranty
   04-15-09                       10.75            3,730,000           2,872,100
Hexcel
  Sr Sub Nts
   01-15-09                        9.75            3,690,000(d)        3,542,400
Sequa
  Sr Nts
   08-01-09                        9.00            6,030,000           6,135,525
Total                                                                 14,764,525

Automotive & related (2.3%)
Delco Remy Intl
  Company Guaranty
   05-01-09                       11.00            2,025,000(d)        2,151,563
Hayes Lemmerz Intl
  Company Guaranty
   06-15-06                       11.88            2,225,000(d)        2,202,750
  Company Guaranty Series B
   07-15-07                        9.13            3,140,000           1,916,800
Lear
  Company Guaranty Series B
   05-15-09                        8.11            4,600,000           4,728,570
MSX Intl
  Company Guaranty
   01-15-08                       11.38            2,555,000           2,347,406
Oxford Automotive
  Company Guaranty Series D
   06-15-07                       10.13              915,000             539,850
Total                                                                 13,886,939

Beverages & tobacco (0.4%)
Constellation Brands
  Company Guaranty
   08-01-06                        8.63            2,335,000           2,399,213

Building materials & construction (3.4%)
Louisiana Pacific
  Sr Nts
   11-15-08                       10.88            3,255,000           3,287,550
Nortek
  Sr Nts Series B
   03-15-07                        9.25              600,000             602,250
   09-01-07                        9.13            3,800,000           3,800,000
  Sr Sub Nts Series B
   06-15-11                        9.88              430,000             425,700
Potlatch
  Sr Sub Nts
   07-15-11                       10.00            2,640,000(d)        2,765,400
Schuler Homes
  Sr Sub Nts
   07-15-11                       10.50            4,430,000(d)        4,551,825
WCI Communities
  Company Guaranty
   02-15-11                       10.63            4,675,000           5,013,938
Total                                                                 20,446,663

Chemicals (5.2%)
Allied Waste North America
  Company Guaranty Series B
   01-01-09                        7.88            9,650,000           9,722,375
   08-01-09                       10.00            3,525,000           3,683,625
Georgia Gulf
   11-15-05                        7.63              900,000             906,648
Huntsman
  Sr Sub Nts
   07-01-07                        9.50            4,403,000(d)        1,585,080
IMC Global
  Sr Nts
   06-01-08                       10.88            3,660,000(d)        3,769,800
Lyondell Chemical
  Series B
   05-01-07                        9.88            3,450,000           3,493,125
Macdermid
   07-15-11                        9.13              785,000             792,850
Noveon
  Company Guaranty Series B
   02-28-11                       11.00            1,775,000           1,819,375
Resolution Performance
  Sr Sub Nts
   11-30-08                       10.37            1,714,286(d)        1,731,429
   11-15-10                       13.50            1,975,000           2,142,875
Sterling Chemicals
  Company Guaranty Series B
   07-15-06                       12.38            2,400,000           1,959,000
Total                                                                 31,606,182

Commercial finance (0.6%)
Advance Holding
  Zero Coupon Series B
   04-15-03                       13.31            2,500,000(g)        1,868,750
Finova Group
   11-15-09                        7.50            2,000,000           1,530,000
Total                                                                  3,398,750

Communications equipment & services (9.8%)
Alamosa Delaware
  Sr Nts
   08-15-11                       13.63            1,765,000(d)        1,734,113
Birch Telecom
  Sr Nts
   06-15-08                       14.00            3,000,000           1,200,000
Cable Satisfaction Intl
  (U.S. Dollar)
   03-01-10                       12.75            2,585,000(c)        1,499,300
Crown Castle Intl
  Sr Nts
   08-01-11                        9.38            5,400,000           4,887,000
Dobson/Sygnet Communications
  Sr Nts
   12-15-08                       12.25            3,400,000           3,536,000
Echostar Broadband
  Sr Nts
   10-01-07                       10.38            1,000,000           1,051,250
EchoStar DBS
  Sr Nts
   02-01-09                        9.38            5,150,000           5,310,937
Equinix
  Sr Nts
   12-01-07                       13.00            2,680,000           1,145,700
Fairpoint Communications
  Sr Sub Nts
   05-01-10                       12.50            1,600,000           1,280,000
  Sr Sub Nts Series B
   05-01-08                        9.50            1,680,000           1,260,000
Global Telesystems
  (U.S. Dollar) Sr Nts
   12-15-07                       11.50            4,150,000(b,c)         62,250
   06-15-08                       10.88            2,700,000(b,c)         40,500
GT Group Telecom
   06-30-08                        9.89            4,000,000(i)        3,170,000
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   02-01-05                       20.91            4,765,000(c,g)      1,238,900
Horizon PCS
  Zero Coupon Company Guaranty
   10-01-05                       14.40            5,825,000(g)        2,592,125
Insight Midwest/Insight Capital
  Sr Nts
   11-01-10                       10.50            3,140,000(d)        3,359,800
IPCS
  Zero Coupon Sr Disc Nts
   07-15-05                       13.49            3,155,000(g)        1,814,125
NATG Holdings LLC/Orius Capital
  Company Guaranty Series B
   02-01-10                       12.75            4,600,000           1,196,000
Nextel Partners
  Sr Nts
   03-15-10                       11.00            1,100,000             874,500
Nortel Networks
   02-15-06                        6.13            1,000,000             838,760
NTL
  Sr Nts Series B
   02-01-06                       11.50            3,100,000           1,906,500
   02-15-07                       10.00            3,500,000           2,012,500
NTL Communications
  Sr Nts Series B
   10-01-10                       11.88            1,500,000             885,000
Price Communications Wireless
  Company Guaranty Series B
   12-15-06                        9.13            8,550,000           8,891,999
Rural Cellular
  Sr Sub Nts Series B
   05-15-08                        9.63            4,075,000           3,983,313

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
97   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

Communications equipment & services (cont.)
Spectrasite Holdings
  Zero Coupon Sr Disc Nts
   04-15-04                       11.67%          $4,375,000(g)       $1,531,250
Telehub Communications
  Company Guaranty
   07-31-05                       13.88            3,000,000(b,h)             --
UbiquiTel
  Zero Coupon Company Guaranty
   04-15-05                       12.73            4,900,000(g)        2,131,500
Total                                                                 59,433,322

Computers & office equipment (0.1%)
Globix
  Sr Nts
   02-01-10                       12.50            2,535,000             697,125

Energy (3.3%)
Calpine Canada Energy Finance
  (U.S. Dollar) Company Guaranty
   05-01-08                        8.50            7,000,000(c)        7,095,066
Energy Corp of America
  Sr Sub Nts Series A
   05-15-07                        9.50            3,550,000           2,857,750
Grant Prideco
  Company Guaranty Series B
   12-01-07                        9.63            4,600,000           4,692,000
Hanover Equipment Trust
  Sr Nts
   09-01-08                        8.50            1,050,000(d)        1,076,250
   09-01-11                        8.75            1,325,000(d)        1,348,188
Ocean Energy
  Company Guaranty Series B
   07-01-08                        8.38            2,750,000           2,894,128
Total                                                                 19,963,382

Energy equipment & services (0.1%)
SESI LLC
  Company Guaranty
   05-15-11                        8.88              834,000(d)          813,150

Financial services (1.9%)
Alamosa Delaware
  Company Guaranty
  02-01-11                        12.50            3,450,000           3,251,625
CSC Holdings
  Sr Nts
   04-01-11                        7.63            2,250,000(d)        2,249,055
Indah Kiat Finance Mauritius
  (U.S. Dollar) Company Guaranty
   07-01-07                       10.00            1,955,000(b,c)        293,250
LaBranche
  Sr Nts
   08-15-04                        9.50            1,760,000           1,879,187
  Sr Sub Nts
   03-02-07                       12.00            3,700,000           4,181,000
Total                                                                 11,854,117

Food (0.5%)
Aurora Foods
  Sr Sub Nts Series D
   02-15-07                        9.88            2,020,000           1,792,750
RAB Enterprises
  Company Guaranty
   05-01-05                       10.50            2,400,000           1,416,000
Total                                                                  3,208,750

Furniture & appliances (0.5%)
Interface
  Company Guaranty
   04-01-08                        7.30            1,820,000           1,653,925
Sealy Mattress
  Sr Sub Nts
   12-15-07                        9.88            1,160,000(d)        1,157,100
Total                                                                  2,811,025

Health care services (5.0%)
Alliance Imaging
  Sr Sub Nts
   04-15-11                       10.38            1,225,000           1,298,500
Amerisource Bergen
  Sr Nts
   09-01-08                        8.13            1,585,000(d)        1,636,513
HCA
   05-20-08                        7.25              400,000             402,000
   09-01-10                        8.75            4,875,000           5,338,124
   02-01-11                        7.88            3,000,000           3,142,500
Magellan Health Services
  Sr Nts
   11-15-07                        9.38            1,600,000(d)        1,656,000
  Sr Sub Nts
   02-15-08                        9.00            1,515,000           1,461,975
Manor Care
  Company Guaranty
   03-01-08                        8.00            1,800,000           1,867,500
Omnicare
  Sr Sub Nts
   03-15-11                        8.13            2,500,000(d)        2,587,500
Paracelsus Healthcare
  Sr Sub Nts
   08-15-06                       10.00            4,385,000(b)        1,436,088
Select Medical
  Sr Sub Nts
   06-15-09                        9.50            1,235,000           1,222,650
Triad Hospitals
  Company Guaranty
   05-01-09                        8.75            5,010,000(d)        5,222,924
Triad Hospitals Holdings
  Company Guaranty Series B
   05-15-09                       11.00              350,000             387,188
Vanguard Health Systems
  Sr Sub Nts
   08-01-11                        9.75            2,575,000(d)        2,655,469
Total                                                                 30,314,931

Household products (0.7%)
Revlon Consumer Products
  Sr Nts
   02-01-06                        8.13            5,600,000           4,200,000

Industrial equipment & services (0.8%)
Blount
  Company Guaranty
   06-15-05                        7.00            1,200,000             840,000
Motors & Gears
  Sr Nts Series D
   11-15-06                       10.75            4,435,000           4,246,513
Total                                                                  5,086,513

Insurance (0.5%)
Americo Life
  Sr Sub Nts
   06-01-05                        9.25            2,925,000           2,859,188

Leisure time & entertainment (7.4%)
Alliance Atlantis Communications
  (U.S. Dollar) Sr Sub Nts
   12-15-09                       13.00            2,450,000(c)        2,597,000
Ameristar Casinos
  Company Guaranty
   02-15-09                       10.75            1,420,000           1,514,075
Argosy Gaming
  Sr Sub Nts
   09-01-11                        9.00            1,550,000           1,604,250
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09                        9.25            2,500,000(d)        2,556,250
Cinemark USA
  Sr Sub Nts Series B
   08-01-08                        9.63              965,000             873,325
Coast Hotels & Casino
  Company Guaranty
   04-01-09                        9.50            5,000,000           5,168,750
Hammons (JQ) Hotels
  1st Mtge
   02-15-04                        8.88            2,700,000           2,673,000
Harrahs Entertainment
   12-15-05                        7.88            2,000,000           2,070,000
Horseshoe Gaming LLC
  Company Guaranty Series B
   06-15-07                        9.38            1,380,000           1,467,975
Isle of Capri Casinos/Capital
  1st Mtge Series B
   08-31-04                       13.00            3,950,000           4,310,438
Lodgenet Entertainment
  Sr Nts
   12-15-06                       10.25              650,000             659,750
Mohegan Tribal Gaming
  Sr Sub Nts
   07-01-11                        8.38            1,375,000(d)        1,409,375
Six Flags
  Sr Nts
   04-01-06                        9.25            1,500,000           1,500,000
   06-15-07                        9.75            1,850,000           1,905,500
   02-01-09                        9.50            1,150,000(d)        1,173,000
Station Casinos
  Sr Sub Nts
   07-01-10                        9.88            2,765,000           2,847,950
Steinway Musical Instruments
  Sr Nts
   04-15-11                        8.75            1,805,000(d)        1,750,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
98   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

Leisure time & entertainment (cont.)
Trump Atlantic City Assn/Funding
  1st Mtge Company Guaranty
   05-01-06                       11.25%          $8,900,000          $6,496,999
United Artists Theatres
  Series 1995A
   07-01-15                        9.30            2,603,443           2,212,926
Total                                                                 44,791,413

Media (14.8%)
Adelphia Communications
  Sr Nts
   10-01-10                       10.88            1,500,000           1,530,000
  Sr Nts Series B
   06-15-11                       10.25            3,985,000           3,880,394
Australis Holdings
  (U.S. Dollar) Sr Disc Nts
   11-01-02                       15.00            2,260,000(b,c)          3,164
Australis Media
  (U.S. Dollar)
   05-15-03                       15.75            4,500,000(b,c)         45,000
  (U.S. Dollar) Sr Disc Nts
   05-15-03                       15.75               47,958(b,c)              5
CanWest Media
  (U.S. Dollar) Sr Sub Nts
   05-15-11                       10.63            3,520,000(c,d)      3,634,400
Charter Communications Holdings LLC
  Sr Nts
   11-15-09                        9.63            2,645,000(d)        2,697,900
Charter Communications Holdings/Charter  Capital
  Sr Nts
   04-01-09                       10.00            5,100,000           5,291,250
   10-01-09                       10.75            2,600,000           2,795,000
   01-15-10                       10.25            1,650,000           1,707,750
Charter Communications LLC/Capital
  Zero Coupon Sr Disc Nts
   04-01-04                       14.16            2,350,000(g)        1,668,500
Coaxial Communications/Phoenix
  Company Guaranty
   08-15-06                       10.00            4,115,000           4,115,000
Cumulus Media
  Company Guaranty
   07-01-08                       10.38            3,940,000           4,058,200
Lin Television
  Sr Nts
   01-15-08                        8.00            2,700,000(d)        2,646,000
MDC
  (U.S. Dollar) Sr Sub Nts
   12-01-06                       10.50            4,410,000(c)        3,969,000
MediaCom Broadband
  Sr Nts
   07-15-13                       11.00            3,185,000(d)        3,336,288
MediaCom LLC/Capital
  Sr Nts
   01-15-13                        9.50            1,600,000(d)        1,616,000
Nexstar Finance LLC
  Sr Sub Nts
   04-01-08                       12.00            1,463,000(d)        1,521,520
Paxson Communications
  Sr Sub Nts
   07-15-08                       10.75            5,500,000(d)        5,719,999
Pegasus Communications
  Sr Nts Series B
   10-15-05                        9.63            5,880,000           5,409,599
Pegasus Media & Communications
  Series B
   07-01-05                       12.50            3,050,000           3,019,500
Pegasus Satellite
  Sr Nts
   08-01-06                       12.38            2,250,000           2,160,000
Quebecor Media
  Sr Nts
   07-15-11                       11.13            7,000,000(d)        7,139,999
Radio Unica
  Zero Coupon Company Guaranty
   08-01-02                       11.74            1,010,000(g)          569,388
Regional Independent Medical
  (U.S. Dollar) Sr Nts
   07-01-08                       10.50            3,600,000(c)        3,672,000
Sinclair Broadcasting Group
  Company Guaranty
   07-15-07                        9.00            3,950,000           3,831,500
Telemundo Holdings
  Zero Coupon Sr Disc Nts
   08-15-03                       11.50            5,000,000(d,g)      4,400,000
TeleWest Communications
  (U.S. Dollar)
   10-01-07                       11.00            1,000,000(c)          790,000
  (U.S. Dollar) Sr Nts
   11-01-08                       11.25            2,000,000(c)        1,680,000
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   04-15-04                        8.96            4,850,000(c,g)      2,279,500
Telewest Finance
  (U.S. Dollar) Cv Company Guaranty
   07-07-05                        6.00              600,000(c,d)        384,109
Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
   03-01-02                       10.00            1,215,506(c,f,i)    1,215,506
WRC Media/Weekly Read/Compass
  Sr Sub Nts
   11-15-09                       12.75            2,890,000           2,861,100
XM Satellite Radio
   03-15-10                       14.00            2,200,000           1,298,000
Total                                                                 90,945,571

Metals (2.7%)
AK Steel
  Sr Nts
   12-15-06                        9.13            2,550,000           2,620,125
Great Lakes Carbon
  Company Guaranty Pay-in-kind Series B
   05-15-08                       10.25            4,965,000(f)        2,979,000
Kaiser Aluminum & Chemical
  Sr Nts Series B
   10-15-06                       10.88            2,800,000           2,590,000
Maxxam Group Holdings
  Sr Nts Series B
   08-01-03                       12.00            4,600,000           3,910,000
Oregon Steel Mills
  1st Mtge
   06-15-03                       11.00            3,140,000           2,983,000
WCI Steel
  Sr Nts Series B
   12-01-04                       10.00            1,440,000           1,166,400
Total                                                                 16,248,525

Miscellaneous (3.7%)
Actuant
  Company Guaranty
   05-01-09                       13.00            1,695,000           1,779,750
Argo-Tech
  Company Guaranty Series D
   10-01-07                        8.63              422,000             371,888
Bistro Trust
   12-31-02                        9.50            1,000,000(d)          706,040
Centaur Mining & Exploration
  (U.S. Dollar) Company Guaranty
   12-01-07                       11.00            1,500,000(b,c)        150,000
Consolidated Container LLC/Consolidated
Container Capital
   07-15-09                       10.13            2,100,000           2,058,000
Falcon Products
  Company Guaranty Series B
   06-15-09                       11.38            1,900,000           1,833,500
ISG Resources
   04-15-08                       10.00            3,440,000           2,098,400
Meritage
  Sr Nts
   06-01-11                        9.75            2,730,000(d)        2,832,375
Nationwide Credit
  Sr Nts Series A
   01-15-08                       10.25            1,262,000             380,178
NSM Steel
  Company Guaranty
   02-01-06                       12.00              779,610(b,d)        243,082
   02-01-08                       12.25            1,200,000(b,d)        373,248
Omega Cabinets
  Sr Sub Nts
   06-15-07                       10.50            1,655,000           1,737,750
Outsourcing Solutions
  Sr Sub Nts Series B
   11-01-06                       11.00            5,245,000           4,458,249
Park-Ohio Inds
  Sr Sub Nts
   12-01-07                        9.25            3,095,000           2,325,119
Stellex Technologies
  Sr Sub Nts Series B
   11-01-07                        9.50            1,250,000(b)           37,500
William Carter
  Sr Sub Nts
   08-15-11                       10.88            1,095,000(d)        1,127,850
Total                                                                 22,512,929

Multi-industry conglomerates (1.2%)
Jordan Inds
  Sr Nts Series D
   08-01-07                       10.38            6,990,000           5,941,500
  Zero Coupon Sr Sub Debs Series B
   04-01-02                       11.75            1,608,386(g)          900,696

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
99   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

Multi-industry conglomerates (cont.)
Metromedia Intl Group
  Zero Coupon Sr Disc Nts Series B
   03-30-02                        7.28%             $60,650(g)          $27,293
Prime Succession
  Sr Sub Nts
   08-15-04                       10.75            2,710,000(b)          325,200
Total                                                                  7,194,689

Paper & packaging (5.0%)
Berry Plastics
  Company Guaranty Series B
   07-15-07                       11.00            1,450,000           1,428,250
  Company Guaranty Series C
   04-15-04                       12.25            2,350,000           2,391,125
  Sr Sub Nts
   04-15-04                       12.25            1,115,000           1,134,513
BPC Holding
  Sr Nts Series B
   06-15-06                       12.50            2,066,813           1,751,624
Crown Paper
  Sr Sub Nts
   09-01-05                       11.00            4,785,000(b)           83,738
Doman Inds
  (U.S. Dollar) Company Guaranty
   07-01-04                       12.00            1,750,000(c)        1,671,250
  (U.S. Dollar) Sr Nts Series B
   11-15-07                        9.25            2,510,000(c)        1,192,250
Norske Skog
  (U.S. Dollar) Sr Nts
   06-15-11                        8.63              860,000(c,d)        877,200
Packaging Corp of America
  Company Guaranty
   04-01-09                        9.63            1,185,000           1,282,763
Plastipak Holdings
  Sr Nts
   09-01-11                       10.75            2,080,000(d)        2,100,800
Riverwood Intl
  Company Guaranty
   08-01-07                       10.63            1,050,000           1,092,000
   04-01-08                       10.88            1,250,000           1,231,250
  Company Guaranty Sr Nts
   04-01-06                       10.25            2,000,000           2,060,000
  Sr Nts
   08-01-07                       10.63            2,485,000(d)        2,584,400
Silgan Holdings
   06-01-09                        9.00            4,845,000           4,941,899
Stone Container
  Sr Nts
   08-01-16                       12.58            2,900,000           3,048,624
Tembec Inds
  (U.S. Dollar) Company Guaranty
   02-01-11                        8.50            1,400,000(c)        1,456,000
Total                                                                 30,327,686

Real estate investment trust (0.6%)
Meristar Hospitality
  Sr Nts
   01-15-08                        9.00            2,925,000(d)        2,950,594
   01-15-11                        9.13              725,000(d)          731,344
Total                                                                  3,681,938

Restaurants & lodging (3.4%)
BOCA Resorts
  Company Guaranty
   04-15-09                        9.88            2,470,000           2,568,800
Domino's
  Company Guaranty Series B
   01-15-09                       10.38            2,375,000           2,470,000
Extended Stay America
  Sr Sub Nts
   06-15-11                        9.88            7,000,000(d)        7,070,000
Park Place Entertainment
  Sr Sub Nts
   05-15-11                        8.13            4,500,000           4,466,250
Prime Hospitality
  Sr Sub Nts Series B
   04-01-07                        9.75            4,250,000           4,335,000
Total                                                                 20,910,050

Retail (1.4%)
Autonation
  Sr Nts
   08-01-08                        9.00              775,000(d)          786,625
Dairy Mart Convenience Stores
  Sr Sub Nts
   03-15-04                       10.25            3,850,000           1,925,000
Eye Care Centers of America
  Company Guaranty
   05-01-08                        9.13            1,725,000             638,250
Flooring America
  Company Guaranty
   10-15-07                        9.25            1,109,000(b)            1,109
Levi Strauss
  Sr Nts
   01-15-08                       11.63            1,105,000             983,450
Rite Aid
   12-15-08                        6.13            1,000,000(d)          763,750
  Sr Nts
   07-01-08                       11.25            3,065,000(d)        3,218,250
Total                                                                  8,316,434

Textiles & apparel (0.2%)
Galey & Lord
  Company Guaranty
   03-01-08                        9.13            3,090,000           1,297,800

Transportation (0.6%)
American Architectural
  Company Guaranty
   12-01-07                       11.75            1,600,000(b)          240,000
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-04                        9.25              350,000(b,c)        136,500
   06-15-07                        9.50              500,000(b,c)        195,000
Interpool
   08-01-07                        7.20              940,000             855,400
   08-01-07                        7.35            2,335,000           2,148,200
Total                                                                  3,575,100

Utilities -- electric (1.0%)
AES
  Sr Nts
   12-15-02                        8.75            5,000,000           5,106,250
Edison Mission Energy
  Sr Nts
   08-15-08                       10.00              800,000(d)          820,000
Total                                                                  5,926,250

Utilities -- gas (0.1%)
El Paso Energy Partners
  Company Guaranty
   06-01-11                        8.50              650,000(d)          663,000

Utilities -- telephone (4.6%)
Adelphia Business Solutions
  Sr Nts Series B
   09-01-04                       12.25            5,458,000           3,929,760
Allegiance Telecom
  Zero Coupon Sr Disc Nts Series B
   02-15-03                       12.01            6,440,000(g)        3,864,000
Dobson Communications
  Sr Nts
   07-01-10                       10.88            1,900,000           1,957,000
Geotek Communications
  Escrow Cv Sr Sub Nts
   02-15-02                       12.00              500,000(b,h,i)           --
Global Crossing Holding
  (U.S. Dollar) Company Guaranty
   08-01-07                        8.70            3,975,000(c)        2,394,938
ITC Deltacom
  Sr Nts
   03-01-08                        8.88            1,960,000             921,200
   11-15-08                        9.75            1,500,000             705,000
McLeod USA
  Sr Nts
   02-15-09                        8.13            2,465,000           1,183,200
Nextel Communications
  Sr Nts
   02-01-11                        9.50           12,905,000           9,840,062
PSINet
  Sr Nts
   12-01-06                       10.50            5,850,000(b)          409,500
   08-01-09                       11.00            1,000,000(b)           68,750
United Pan-Europe Communications
  (U.S. Dollar) Sr Nts Series B
   08-01-09                       10.88            4,800,000(c)        1,344,000
   11-01-09                       11.25              750,000(c)          210,000
   02-01-10                       11.25            1,595,000(c)          446,600
Williams Communications Group
  Sr Nts
   08-01-10                       11.88            1,830,000             841,800
Total                                                                 28,115,810

Total bonds
(Cost: $577,114,405)                                                $512,250,970

Common stocks (0.2%)(b)
Issuer                                             Shares               Value(a)

Aurora Foods                                       85,542               $358,421
Gemini Inds                                        27,253(i)              50,000
PhoneTel Technologies                             149,580                  2,393
Wilshire Financial
  Services Group                                  286,815                537,779

See accompanying notes to investments in securities.

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100   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                                             Shares               Value(a)

WorldCom                                           31,733               $408,086
WRC Media                                           2,692(d,i)                27

Total common stocks
(Cost: $7,291,698)                                                    $1,356,706

Preferred stocks & other (8.9%)
Issuer                                             Shares               Value(a)

Adelphia Communications
  13.00% Cm Series B                               15,250             $1,418,250
Australis Holdings
  Warrants                                          1,760(b,c)                18
Bestel
  Warrants                                          1,000(b)             120,000
Birch Telecom
  Warrants                                          2,000(b)               1,000
Cable Satisfaction Intl
  Warrants                                          2,585(b,c)                26
Century Maintenance
  13.25% Pay-in-kind
   Series C                                        34,899(f)           2,530,178
Communications & Power Inds
  14.00% Cm Pay-in-kind
   Series B                                        43,350(f)           1,083,742
CSC Holdings
  11.13% Cm Series M                              130,618             13,910,774
  11.75% Cm Pay-in-kind
   Series H                                         2,575(f)             276,813
Dobson Communications
  13.00% Pay-in-kind                                2,416(f)           2,295,200
GT Group Telecom
  Warrants                                          4,765(b)              63,560
Horizon PCS
  Warrants                                          5,325(b)             105,169
Intermedia Communications
  13.50% Pay-in-kind Series B                       2,692(f)           2,944,199
IPCS
  Warrants                                          3,155(b)             181,413
Nextel Communications
  11.13% Pay-in-kind Series E                       2,788(f)           1,449,760
  13.00% Cm Pay-in-kind
   Series D                                         2,929(f)           1,786,646
NSM Steel
  Warrants                                        759,711(b,d)                 1
NTL
  13.00% Pay-in-kind Series B                       4,968(f)             993,602
Paxson Communications
  12.50% Cm Pay-in-kind
   Exchangeable                                     4,747(f)           4,568,510
Pegasus Satellite
  12.75% Cm Pay-in-kind
   Series B                                         2,335(f)           1,821,016
Rural Cellular
  12.25% Pay-in-kind                                5,304(f)           4,561,440
SGW Holding
  12.50% Cm Pay-in-kind
   Series B                                        16,293(b,f,i)         162,930
  Cv Series A                                       9,677 (b,i)           48,385
  Warrants                                            250(b,i)               250
Sinclair Capital
  11.63% Cm                                        20,000              1,900,000
Telehub Communications
  Warrants                                          3,000(b,h)                --
UbiquiTel
  Warrants                                          4,900(b)              98,000
Varde Fund V LP                                 5,000,000(b,e,i)       5,433,949
Wayland Investment
  Fund LLC                                      6,000,000(b,e,i)       6,397,020
XM Satellite Radio
  Warrants                                          1,900(b)              47,025
XO Communications
  13.50% Pay-in-kind Series E                           1(f)                  82

Total preferred stocks & other
(Cost: $66,551,745)                                                  $54,198,958

Short-term securities (4.5%)
Issuer                       Annualized               Amount            Value(a)
  yield on date              payable at
  of purchase                  maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nts
  09-10-01                         3.56%          $2,400,000          $2,397,627
  09-13-01                         3.65            4,700,000           4,693,531
  09-14-01                         3.62            2,200,000           2,196,686
  09-17-01                         3.57            6,000,000           5,989,914
  10-01-01                         3.43            5,000,000           4,985,275
  10-05-01                         3.38            1,800,000           1,794,102
  10-17-01                         3.36            1,400,000           1,393,877
  11-21-01                         3.38            4,000,000           3,968,111

Total short-term securities
(Cost: $27,423,678)                                                  $27,419,123

Total investments in securities
(Cost: $678,381,526)(j)                                             $595,225,757

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2001, the value of foreign securities represented 6.66% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.
(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(h)  Negligible market value.

--------------------------------------------------------------------------------
101   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

(i)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2001, is as follows:

     Security                                                    Acquisition                Cost
                                                                    dates
     Gemini Inds                                           12-23-96 thru 10-22-99        $1,506,000
     Geotek Communications
           Escrow Cv Sr Sub Nts 2002                              08-26-00                       --
     GT Group Telecom
           9.89% 2008                                             02-09-01                3,171,750
     SGW Holdings
           12.50% Pay-in-kind Series B                     08-12-97 thru 10-12-00           261,007
           Cv Series A                                            08-12-97                  100,002
           Warrants                                               08-12-97                   78,900
     Varde Fund V LP                                       04-27-00 thru 06-19-00         5,000,000
     Veninfotel
           (U.S. Dollar) 10.00% Cv Pay-in-kind 2002        03-05-97 thru 03-15-00         1,215,506
     Wayland Investment Fund LLC                                   5-17-00                6,671,880
     WRC Media*                                            05-30-00 thru 10-05-00               693

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $679,333,068 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 15,600,404
     Unrealized depreciation                                       (99,707,715)
                                                                   -----------
     Net unrealized depreciation                                  $(84,107,311)
                                                                  ------------

-------------------------------------------------------------------------------
102   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Federal Income Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Bonds (91.4%)
Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

Mortgage-backed securities (56.0%)
Federal Home Loan Bank
   11-15-02                        6.38%          $1,000,000          $1,032,030
   08-15-05                        6.88            3,000,000           3,217,980
Federal Home Loan Mtge Corp
   11-15-03                        6.38            2,000,000           2,093,440
   06-01-14                        6.50              775,899             794,481
   06-01-15                        7.50            1,522,659           1,581,190
   07-01-29                        6.00              887,713             877,726
Federal Natl Mtge Assn
   04-15-03                        5.75            2,000,000           2,060,514
   11-14-03                        4.75            1,000,000           1,014,066
   05-14-04                        5.63            2,000,000           2,067,952
   05-25-11                        6.09            1,000,000           1,025,524
   03-01-14                        5.50              726,843             720,942
   04-01-14                        5.50              785,020             779,503
   04-01-14                        6.00            1,790,452           1,810,158
   06-01-14                        6.50              148,097             151,739
   07-01-14                        6.00              829,206             837,254
   12-01-14                        5.50              858,413             851,444
   03-01-15                        7.00              776,842             801,424
   09-01-15                        7.00            5,450,000(b)        5,610,093
   07-01-16                        6.00            4,962,841           4,985,737
   01-01-29                        6.00              475,186             470,728
   03-01-29                        6.00               64,144              63,403
   07-01-29                        6.50            5,000,000(b)        5,020,313
   07-01-29                        7.50            5,000,000(b)        5,153,125
   08-01-29                        7.00            1,184,690           1,212,459
   10-01-29                        6.50            1,240,726           1,249,647
   01-01-31                        8.50            3,574,658           3,765,038
  Interest Only
   06-01-23                        7.00              364,307(c)           74,175
   09-25-31                        6.00              994,712(c)          252,107
Govt Natl Mtge Assn
   04-15-13                        7.00            1,440,444           1,501,179
   05-15-16                        6.00            4,945,929           5,005,841
   10-15-28                        6.50            1,580,185           1,595,987
Student Loan Mtge Assn
   03-15-06                        5.25            2,000,000           2,023,092
Total                                                                 59,700,291

U.S.
Government obligations & agencies (35.4%)
Student Loan Mtge Assn
   06-30-04                        5.00            3,000,000           3,043,110
U.S. Treasury
   11-30-01                        5.88            1,000,000(e)        1,005,620
   04-30-02                        6.63            2,000,000           2,041,880
   10-31-02                        5.75            2,000,000           2,053,120
   11-30-02                        5.75            3,000,000           3,083,910
   12-31-02                        5.13            5,000,000           5,107,050
   02-28-03                        4.63            2,000,000           2,031,880
   02-28-03                        5.50            5,000,000           5,142,200
   03-31-03                        5.50            2,000,000           2,059,060
   02-15-04                        4.75            6,800,000           6,943,412
   08-15-05                       10.75            3,000,000           3,692,820
   05-15-06                        6.88              100,000(e)          110,250
   05-15-09                        5.50              200,000             208,656
  TIPS
   01-15-07                        3.38            1,000,000(d)        1,137,463
Total                                                                 37,660,431

Total bonds
(Cost: $95,294,557)                                                  $97,360,722

Short-term securities (25.0%)
Issuer                         Annualized             Amount           Value(a)
                              yield on date         payable at
                               of purchase           maturity

U.S. government agencies (16.0%)
Federal Home Loan Bank Disc Nts
   11-09-01                        3.40%          $1,500,000          $1,489,792
   11-14-01                        3.36            1,000,000             992,708
Federal Home Loan Mtge Corp Disc Nts
   09-27-01                        3.53            1,100,000           1,097,096
   10-02-01                        3.51            2,300,000           2,292,844
   10-16-01                        3.37            3,000,000           2,987,120

U.S. government agencies (16.0%)
Federal Natl Mtge Assn Disc Nts
   09-10-01                        3.55            2,900,000           2,897,140
   09-17-01                        3.57            3,200,000           3,194,620
   10-17-01                        3.36            1,200,000           1,194,752
   11-21-01                        3.38              900,000             892,825
Total                                                                 17,038,897

Commercial paper (9.0%)
BellSouth
   10-25-01                        3.42            1,000,000(f)          994,534
   11-23-01                        3.40            1,300,000(f)        1,289,383
Campbell Soup
   10-11-01                        3.55              600,000(f)          597,507
Electronic Data Systems
   09-26-01                        3.50            1,700,000(f)        1,695,715
Household
   09-04-01                        3.71            2,000,000           1,999,176
Natl Rural Utilities
   09-24-01                        3.51              500,000             498,833
SBC Communications
   09-20-01                        3.53              900,000(f)          898,240
Southern Company Funding
   10-11-01                        3.53              900,000(f)          896,392
UBS Finance (Delaware)
   09-06-01                        3.77              700,000             699,551
Total                                                                  9,569,331

Total short-term securities
(Cost: $26,612,556)                                                  $26,608,228

Total investments in securities
(Cost: $121,907,113)(g)                                             $123,968,950

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
103   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Federal Income Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) At Aug. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued or forward-commitment basis was $15,752,199.
(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.
(d) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

     Type of security                                           Notional amount
     Sale contracts
     U.S. Treasury Notes, Dec. 2001, 5-year                         $10,000,000
     U.S. Treasury Notes, Dec. 2001, 10-year                          1,500,000

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(g) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $121,907,113 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $2,090,349
     Unrealized depreciation                                            (28,512)
                                                                        -------
     Net unrealized appreciation                                     $2,061,837
                                                                     ----------

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104   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Global Bond Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Bonds (95.7%)(c)
Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

Australia (0.8%)
New South Wales Treasury
  (Australian Dollar)
   03-01-08                        8.00%           2,700,000          $1,596,160

Austria (2.5%)
Oesterreich Kontrollbank
  (Japanese Yen)
   03-22-10                        1.80          530,000,000           4,750,582

Belgium (2.7%)
Belgium Kingdom
  (European Monetary Unit) Series 14
   04-29-04                        7.25            5,300,000           5,183,301

Bermuda (0.4%)
Global Crossing Holding
  (U.S. Dollar) Company Guaranty
   08-01-07                        8.70            1,200,000             723,000

Brazil (0.6%)
Federal Republic of Brazil
  (U.S. Dollar)
   03-06-30                       12.25            1,350,000           1,092,150

Bulgaria (0.4%)
Govt of Bulgaria
  (U.S. Dollar) Series A
   07-28-12                        4.56            1,000,000(e)          822,369

Canada (4.6%)
Calpine Canada Energy Finance
  (U.S. Dollar) Company Guaranty
   05-01-08                        8.50            1,400,000           1,419,013
Govt of Canada
  (Canadian Dollar)
   12-01-03                        7.50            5,300,000           3,643,942
  (U.S. Dollar)
   11-05-08                        5.25            1,000,000             994,213
Province of British Columbia
  (Canadian Dollar)
   08-23-10                        6.38            2,100,000           1,408,063
Rogers Communication
  (Canadian Dollar) Sr Nts
   07-15-07                        8.75            2,000,000           1,275,352
Total                                                                  8,740,583

Cayman Islands (--%)
Zhuhai Highway
  (U.S. Dollar) Sub Nts
   07-01-08                       11.50              500,000(b,d)         65,000

Colombia (0.5%)
Republic of Colombia
  (U.S. Dollar)
   04-23-09                        9.75            1,000,000(f)        1,012,500

Denmark (1.5%)
Govt of Denmark
  (Danish Krone)
   05-15-03                        8.00           21,700,000           2,797,050

France (2.2%)
Govt of France
  (European Monetary Unit)
   10-25-06                        6.50            2,000,000           1,988,850
   04-25-11                        6.50            2,200,000           2,241,743
Total                                                                  4,230,593

Germany (23.0%)
Allgemeine Hypo Bank
  (European Monetary Unit)
   09-02-09                        5.00            6,510,000           5,863,309
Depfa Deutsche Pfandbriefbank
  (European Monetary Unit)
   02-03-05                        5.00            3,000,000           2,782,510
Federal Republic of Germany
  (European Monetary Unit)
   07-22-02                        8.00            5,180,000           4,860,698
   07-15-03                        6.50            3,200,000           3,029,465
   11-11-04                        7.50           11,675,000          11,636,661
   01-04-08                        5.25            6,400,000           6,068,151
   06-20-16                        6.00            2,914,364           2,883,349
   07-04-27                        6.50            3,820,000           3,957,787
Treuhandanstalt
  (European Monetary Unit)
   01-29-03                        7.13            3,200,000           3,023,494
Total                                                                 44,105,424

Hungary (0.7%)
Govt of Hungary
  (Hungarian Forint)
   05-12-06                        8.50          385,000,000           1,394,041

Indonesia (0.1%)
Tjiwi Kimia Finance Mauritius
  (U.S. Dollar) Company Guaranty
   08-01-04                       10.00            1,300,000(b)          156,000

Italy (8.0%)
Buoni Poliennali Del Tes
  (European Monetary Unit)
   09-15-01                        7.75            1,265,317           1,150,720
   01-01-04                        8.50            6,757,875           6,726,420
   11-01-26                        7.25            3,075,191           3,382,194
Republic of Italy
  (Japanese Yen)
   03-27-08                        3.80          400,000,000           4,023,770
Total                                                                 15,283,104

Mexico (2.1%)
United Mexican States
  (British Pound) Medium-term Nts Series E
   05-30-02                        8.75              750,000           1,100,918
  (U.S. Dollar)
   01-14-11                        8.38            1,000,000           1,019,380
  (U.S. Dollar) Medium-term Nts Series A
   02-01-06                        8.50            1,800,000           1,902,384
Total                                                                  4,022,682

Netherlands (0.2%)
KPNQwest
  (European Monetary Unit) Sr Nts
   06-01-09                        7.13              925,000             462,148

New Zealand (1.0%)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06                        8.00            4,000,000           1,878,715

Norway (2.3%)
Govt of Norway
  (Norwegian Krone)
   11-30-04                        5.75           24,000,000           2,641,754
   05-15-09                        5.50           16,040,000           1,708,268
Total                                                                  4,350,022

Panama (0.8%)
Republic of Panama
  (U.S. Dollar)
   02-08-11                        9.63            1,500,000           1,564,042

Supra-National (2.2%)
European Investment Bank
  (British Pound)
   12-07-06                        7.63            1,500,000           2,388,649
Inter-American Development Bank
  (Japanese Yen)
   07-08-09                        1.90          205,000,000           1,851,298
Total                                                                  4,239,947

United Kingdom (3.3%)
COLT Telecom Group
  (European Monetary Unit)
   07-31-08                        7.63            1,500,000             463,296
United Kingdom Treasury
  (British Pound)
   06-07-02                        7.00            2,000,000           2,949,158
   06-10-03                        8.00            1,950,000           2,978,047
Total                                                                  6,390,501

United States (35.8%)
Allied Waste North America
  (U.S. Dollar) Company Guaranty
   04-01-08                        8.88            1,200,000(d)        1,260,000
American Airline
  (U.S. Dollar)
   05-23-11                        6.82            1,300,000(d)        1,358,022
Bayerische Landesbank
  (U.S. Dollar) Sub Nts
   12-01-08                        5.88              800,000             803,688
Citicorp
  (European Monetary Unit)
   09-19-09                        6.25            3,000,000           1,447,347
Delhaize America
  (U.S. Dollar)
   04-15-11                        8.13            1,300,000(d)        1,420,341

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
105   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Global Bond Fund

Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

United States (cont.)
DTE Burns Harbor LLC
  (U.S. Dollar) Sr Nts
   01-30-03                        6.57%            $206,340(d)         $175,389
Equistar Chemical
  (U.S. Dollar) Sr Nts
   09-01-08                       10.13              175,000(d)          177,364
Federal Home Loan Mtge Corp
  (U.S. Dollar)
   07-01-31                        7.50            3,297,684(g)        3,405,022
Federal Natl Mtge Assn
  (U.S. Dollar)
   08-15-04                        6.50            3,000,000           3,173,709
   02-15-08                        5.75            2,000,000           2,056,060
   03-01-29                        6.50            1,747,751           1,760,859
   08-01-31                        7.00            3,000,000(g)        3,069,893
Ford Motor Credit
  (Japanese Yen)
   02-07-05                        1.20          300,000,000           2,543,591
  (U.S. Dollar)
   09-10-02                        6.55            3,000,000           3,059,610
HCA
  (U.S. Dollar)
   06-01-06                        7.13            1,300,000           1,326,000
Household Finance
  (U.S. Dollar)
   05-09-05                        8.00            1,300,000           1,419,737
IBM
  (Japanese Yen)
   04-14-03                         .90          190,000,000           1,612,267
Intl Paper
  (European Monetary Unit)
   08-11-06                        5.38            1,800,000           1,615,001
MGM Mirage
  (U.S. Dollar)
   02-01-05                        6.95            1,500,000           1,515,780
Pulte Homes
  (U.S. Dollar) Sr Nts
   08-01-11                        7.88              700,000(d)          704,956
Railcar Leasing
  (U.S. Dollar)
   01-15-13                        7.13            3,000,000(d)        3,209,670
U.S. Treasury
  (U.S. Dollar)
   11-15-01                        7.50            5,300,000           5,342,241
   02-15-05                        7.50            5,600,000           6,194,104
   11-15-16                        7.50           13,200,000          16,099,909
   02-15-26                        6.00            1,500,000           1,601,250
WorldCom
  (U.S. Dollar)
   05-15-31                        8.25            1,000,000           1,024,010
Zurich Capital Trust I
  (U.S. Dollar) Company Guaranty
   06-01-37                        8.38            1,000,000(d)        1,070,780
Total                                                                 68,446,600

Total bonds
(Cost: $189,005,271)                                                $183,306,514

Short-term securities (6.1%)

Issuer                         Annualized             Amount           Value(a)
                              yield on date         payable at
                               of purchase           maturity

U.S. government agencies (5.7%)
Federal Home Loan Bank Disc Nt
   11-14-01                        3.36%          $1,000,000            $992,708
Federal Home Loan Mtge Corp Disc Nts
   10-09-01                        3.43            1,100,000           1,095,925
   11-15-01                        3.42              700,000             694,828
   11-21-01                        3.36            1,400,000           1,388,839
Federal Natl Mtge Assn Disc Nts
   09-10-01                        3.55            1,800,000           1,798,225
   09-18-01                        3.49            5,000,000           4,991,300
Total                        10,961,825

Commercial paper (0.4%)
Household Finance
   09-04-01                        3.71              700,000             699,711

Total short-term securities
(Cost: $11,663,692)                                                  $11,661,536

Total investments in securities
(Cost: $200,668,963)(h)                                             $194,968,050

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2001.
(f) Security is partially or fully on loan. See Note 5 to the financial statements.
(g) At Aug. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued or forward-commitment basis was $6,483,592.
(h) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $200,680,723 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $  4,336,487
     Unrealized depreciation                                       (10,049,160)
                                                                   -----------
     Net unrealized depreciation                                  $ (5,712,673)
                                                                  ------------

--------------------------------------------------------------------------------
106   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Growth Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (98.2%)
Issuer                                             Shares               Value(a)

Airlines (2.2%)
Southwest Airlines                                215,301             $3,851,735

Banks and savings & loans (4.3%)
State Street                                       55,800              2,709,648
Zions Bancorp                                      86,372              4,945,661
Total                                                                  7,655,309

Communications equipment & services (2.5%)
Brocade Communications
  Systems                                          63,860(b)           1,535,833
Ericsson (LM) ADR Cl B                             63,800(c)             317,724
Nokia ADR Cl A                                    127,614(c)           2,008,644
Sonus Networks                                     38,300(b)             565,691
Total                                                                  4,427,892

Computer software & services (9.0%)
BEA Systems                                        95,600(b)           1,545,852
Microsoft                                         138,723(b)           7,914,146
Peregrine Systems                                  71,850(b)           1,881,033
Siebel Systems                                     67,211(b)           1,451,758
VeriSign                                           32,671(b)           1,341,145
VERITAS Software                                   63,841(b)           1,833,514
Total                                                                 15,967,448

Computers & office equipment (13.1%)
AOL Time Warner                                   121,179(b)           4,526,036
Check Point Software
  Technologies                                     21,435(b,c)           685,706
Cisco Systems                                     294,476(b)           4,808,793
EMC                                               236,026(b)           3,648,962
Extreme Networks                                   47,124(b)             752,570
First Data                                         23,900              1,573,815
Intl Business Machines                             54,191              5,419,100
Mercury Interactive                                31,937(b)             862,618
Openwave Systems                                   53,000(b)             850,120
Total                                                                 23,127,720

Electronics (14.9%)
Applied Materials                                 101,752(b)           4,384,493
Broadcom Cl A                                      47,866(b)           1,538,892
Intel                                             143,540              4,013,378
Maxim Integrated Products                         102,222(b)           4,723,678
PMC-Sierra                                         31,900(b)             980,925
STMicroelectronics                                 57,409(c)           1,764,179
Symbol Technologies                               134,975              1,822,163
Texas Instruments                                 223,247              7,389,475
Total                                                                 26,617,183

Energy (1.0%)
Anadarko Petroleum                                 32,696              1,692,018

Energy equipment & services (3.0%)
Halliburton                                        98,832              2,753,460
Schlumberger                                       51,074              2,502,626
Total                                                                  5,256,086

Financial services (7.5%)
Citigroup                                         204,606              9,360,725
Merrill Lynch                                      77,227              3,984,913
Total                                                                 13,345,638

Health care (17.5%)
American Home Products                             31,200              1,747,200
Amgen                                              63,795(b)           4,102,019
Baxter Intl                                        18,735                966,726
Biogen                                             18,100(b)           1,092,516
Biomet                                             40,700              1,124,541
Genentech                                         111,668(b)           5,125,561
IDEC Pharmaceuticals                                6,600(b)             391,182
MedImmune                                           4,900(b)             196,735
Medtronic                                          95,716              4,358,907
Pfizer                                            287,046             10,996,731
Stryker                                            17,500                959,525
Total                                                                 31,061,643

Health care services (1.3%)
Applera-Celera Genomics
  Group                                            35,146(b)             933,126
IMS Health                                          5,400                143,748
UnitedHealth Group                                 17,200              1,170,632
Total                                                                  2,247,506

Household products (0.5%)
Estee Lauder Cl A                                  25,000                971,250

Industrial equipment & services (0.6%)
Illinois Tool Works                                15,600                975,156

Leisure time & entertainment (2.6%)
Harley-Davidson                                    95,675              4,648,848

Media (3.0%)
Omnicom Group                                      31,846              2,477,300
Sony ADR                                           63,788(c)           2,864,082
Total                                                                  5,341,382

Miscellaneous (1.3%)
Nasdaq-100 Shares                                  60,613(b)           2,220,254

Multi-industry conglomerates (1.5%)
General Electric                                   63,800              2,614,524

Restaurants & lodging (2.4%)
Marriott Intl Cl A                                 95,706              4,196,708

Retail (7.7%)
Costco Wholesale                                   21,800(b)             815,538
Home Depot                                        127,609              5,863,634
Kohl's                                             38,234(b)           2,121,987
Target                                             31,200              1,081,080
Tiffany                                            31,900                993,685
Wal-Mart Stores                                    31,200              1,499,160
Walgreen                                           35,100              1,205,685
Total                                                                 13,580,769

Utilities -- electric (0.9%)
Calpine                                            46,800(b)           1,545,336

Utilities -- telephone (1.4%)
Sprint (PCS Group)                                 95,700(b)           2,390,587

Total common stocks
(Cost: $245,251,065)                                                $173,734,992

Short-term securities (5.7%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

U.S. government agencies (4.7%)
Federal Home Loan Bank Disc Nt
   09-21-01                        3.67%            $300,000            $299,329
Federal Home Loan Mtge Corp Disc Nts
   09-18-01                        3.58              900,000             898,393
   10-09-01                        3.43              800,000             797,036
   10-18-01                        3.60              500,000             497,595
Federal Natl Mtge Assn Disc Nts
   09-10-01                        3.55            1,600,000           1,598,422
   09-10-01                        3.56              200,000             199,802
   10-01-01                        3.43              500,000             498,528
   10-05-01                        3.38              500,000             498,362
   10-18-01                        3.56            3,000,000           2,985,567
Total                                                                  8,273,034

Commercial paper (1.0%)
Electronic Data Systems
  11-20-01                         3.40              700,000(d)          694,488
Household Finance
  09-04-01                         3.71            1,100,000           1,099,547
Total                                                                  1,794,035

Total short-term securities
(Cost: $10,068,583)                                                  $10,067,069

Total investments in securities
(Cost: $255,319,648)(e)                                             $183,802,061

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
107   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Growth Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 4.32% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $258,066,722 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $  2,734,280
     Unrealized depreciation                                        (76,998,941)
                                                                    -----------
     Net unrealized depreciation                                   $(74,264,661)
                                                                   ------------

--------------------------------------------------------------------------------
108   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - International Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (90.8%)(c)
Issuer                                             Shares               Value(a)

Australia (2.0%)
Financial services (0.1%)
Westfield Holdings                                137,000             $1,224,045

Metals (1.9%)
BHP Billiton                                    3,205,432             15,714,051
WMC                                             2,047,218              8,977,586
Total                                                                 24,691,637

Canada (2.4%)
Banks and savings & loans (1.3%)
Royal Bank of Canada                              545,340             17,453,272

Metals (0.8%)
Alcan                                             275,085             10,017,772

Multi-industry conglomerates (0.3%)
Bombardier Cl B                                   305,183              3,937,591

Denmark (1.1%)
Health care
Novo Nordisk Cl B                                 331,700             13,839,211

France (11.7%)
Banks and savings & loans (3.1%)
BNP Paribas                                       436,196             40,020,272

Building materials & construction (1.4%)
Lafarge                                           202,147             18,335,483

Energy (2.6%)
Total Fina ELF                                    234,731             34,692,451

Food (0.7%)
Groupe Danone                                      70,379              9,570,660

Household products (1.3%)
Aventis                                           236,417             17,288,271

Insurance (1.0%)
Axa                                               459,622             12,546,491
Miscellaneous (1.6%)
Suez Lyonnaise des Eaux                           618,350             21,064,086

Germany (5.6%)
Computers & office equipment (1.2%)
SAP                                               114,905             15,552,570

Insurance (4.4%)
Allianz                                           125,922             35,345,739
Muenchener Rueckversicherungs-
  Gesellschaft                                     79,447             22,733,434
Total                                                                 58,079,173

Italy (3.7%)
Energy (2.3%)
ENI                                             2,309,090             30,624,619

Insurance (1.4%)
Assicurazioni Generali                            574,721             18,194,362

Japan (16.3%)
Automotive & related (2.8%)
Honda Motor                                       664,600            $23,958,102
Nissan Motor                                    2,275,000             13,267,090
Total                                                                 37,225,192

Banks and savings & loans (1.4%)
Mitsui Fudosan                                  1,239,000             13,899,122
Orix                                               47,600              4,731,801
Total                                                                 18,630,923

Chemicals (2.7%)
Mitsui Chemicals                                2,368,000              7,441,973
Shin-Etsu Chemical                                396,000             12,245,536
Sumitomo Chemical                               3,663,000             15,728,692
Total                                                                 35,416,201

Computers & office equipment (1.2%)
Canon                                             537,000             16,154,448

Electronics (2.5%)
Hitachi                                         1,609,000             13,168,909
Nintendo                                          119,100             18,965,128
Total                                                                 32,134,037

Financial services (2.0%)
Nomura Securities                               1,505,000             25,545,985

Furniture & appliances (1.1%)
Matsushita Electric
  Industrial                                      911,000             13,809,874

Industrial equipment & services (0.6%)
Amada                                           1,401,000              7,393,202

Paper & packaging (--%)
OJI Paper                                          71,000                370,497

Transportation (0.9%)
East Japan Railway                                  2,025             11,945,296

Utilities -- telephone (1.1%)
NTT DoCoMo                                          1,214             14,893,828

Mexico (1.6%)
Beverages & tobacco (0.5%)
Fomento Economico
  Mexicano ADR                                    170,903              6,665,217

Communications equipment & services (0.6%)
America Movil ADR                                 451,660              7,605,954

Retail (0.5%)
Wal-Mart de Mexico                              2,818,845              6,881,429

Netherlands (1.7%)
Industrial equipment & services (0.7%)
Koninklijke (Royal)
  Philips Electronics                             329,454              8,882,509

Insurance (1.0%)
ING Groep                                         412,467             13,024,047

Scotland (0.7%)
Banks and savings & loans
Royal Bank of
  Scotland Group                                  356,945              8,905,284

Spain (1.8%)
Utilities -- telephone
Telefonica                                      2,077,492(b)          24,118,328

Switzerland (9.2%)
Banks and savings & loans (3.3%)
UBS                                               897,717             43,780,578

Electronics (1.5%)
STMicroelectronics                                626,295             19,059,027

Food (2.5%)
Nestle                                            157,922             33,304,502

Health care (1.9%)
Novartis                                          682,522(b)          24,882,550

United Kingdom (33.0%)
Banks and savings & loans (5.6%)
Halifax Group                                     715,225              8,870,065
HSBC Holdings                                   3,382,981             39,354,277
Lloyds TSB Group                                2,278,809             23,484,971
Total                                                                 71,709,313

Beverages & tobacco (1.0%)
British American Tobacco                        1,595,615             13,632,058

Communications equipment & services (3.3%)
GlaxoSmithKline                                 1,627,817             43,161,824

Energy (2.9%)
BP                                              4,515,750             38,285,332

Household products (1.9%)
Unilever                                        2,988,175             25,485,982

Insurance (1.0%)
CGNU                                              847,884             12,532,238

Leisure time & entertainment (0.1%)
EMI Group                                         201,765              1,199,907

Media (4.3%)
British Sky
  Broadcasting Group                            3,009,288(b)          33,981,330
WPP Group                                       2,266,970             22,623,106
Total                                                                 56,604,436

Metals (2.2%)
Rio Tinto                                       1,634,640             29,400,980

Miscellaneous (0.7%)
Boots                                             938,204              9,389,974

Multi-industry conglomerates (0.7%)
Rentokil Initial                                2,415,565              8,706,892

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
109   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - International Fund

Issuer                                             Shares               Value(a)

United Kingdom (cont.)
Retail (3.6%)
Marks & Spencer                                 3,596,081            $14,109,601
Next                                              842,620             11,549,989
Tesco                                           5,550,590             20,973,210
Total                                                                 46,632,800

Utilities -- electric (0.6%)
Innogy Holdings                                 2,365,600              7,926,315

Utilities -- telephone (5.1%)
British Telecommunications                      7,384,006             45,198,341
Vodafone Group                                 10,984,003             21,906,922
Total                                                                 67,105,263

Total common stocks
(Cost: $1,249,642,427)                                            $1,189,534,188

Other (--%)(c)
Issuer                                             Shares               Value(a)

United Kingdom
Miscellaneous
DB UK Tech Basket
  Warrant                                         249,917(b)             $18,125

Total other
(Cost: $7,759,016)                                                       $18,125

Short-term securities (8.7%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

U.S. government agencies (2.3%)
Federal Home Loan Bank Disc Nt
  09-12-01                         3.64%          $1,000,000            $998,750
Federal Home Loan Mtge Corp Disc Nts
  09-04-01                         3.63              300,000             299,879
  09-27-01                         3.53            4,700,000           4,687,592
  10-18-01                         3.60            2,300,000           2,288,935
Federal Natl Mtge Assn Disc Nts
  09-13-01                         3.56            1,000,000             998,714
  10-12-01                         3.38           10,000,000           9,960,684
  10-17-01                         3.36           10,300,000          10,254,953
Total                                                                 29,489,507

Commercial paper (6.4%)
BellSouth Capital Funding
  11-13-01                         3.36            6,100,000(d)        6,056,114
CAFCO
  11-14-01                         3.40           10,000,000(d)        9,927,083
Cargill
  09-04-01                         3.70           18,500,000(d)       18,492,394
Dexia Bank (Delaware)
  11-07-01                         3.40            7,100,000           7,053,061
Duke Energy
  10-03-01                         3.43           10,200,000          10,168,023
  10-10-01                         3.44           12,500,000          12,452,361
Electronic Data Systems
  11-02-01                         3.57            1,000,000(d)          993,875
Gannett
  09-13-01                         3.56            4,300,000(d)        4,294,472
  10-11-01                         3.44           11,000,000(d)       10,957,030
Natl Rural Utilities
  09-12-01                         3.63            2,000,000           1,997,580
UBS Finance (Delaware)
  09-06-01                         3.77            1,600,000           1,598,973
Total                                                                 83,990,966

Total short-term securities
(Cost: $113,497,617)                                                $113,480,473

Total investments in securities
(Cost: $1,370,899,060)(e)                                         $1,303,032,786

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $1,375,797,505 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 14,815,874
     Unrealized depreciation                                        (87,580,593)
                                                                    -----------
     Net unrealized depreciation                                   $(72,764,719)
                                                                   ------------

--------------------------------------------------------------------------------
110   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Managed Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (68.3%)
Issuer                                             Shares               Value(a)

Aerospace & defense (1.1%)
Goodrich (BF)                                     275,000             $8,813,750
Honeywell Intl                                    430,000             16,021,800
United Technologies                               250,000             17,100,000
Total                                                                 41,935,550

Airlines (0.8%)
Southwest Airlines                              1,650,000(m)          29,518,500

Automotive & related (0.6%)
Tower Automotive                                1,856,700(b)          23,802,894

Banks and savings & loans (4.2%)
Bank of America                                   700,000             43,050,000
Bank One                                          800,000             27,752,000
U.S. Bancorp                                    1,125,000             27,270,000
Washington Mutual                                 775,000             29,016,000
Wells Fargo                                       250,000             11,502,500
Wilshire Financial
  Services Group                                  154,397(b)             289,494
Zions Bancorp                                     325,000             18,609,500
Total                                                                157,489,494

Beverages & tobacco (0.9%)
Coca-Cola                                         675,400             32,871,718

Building materials & construction (0.4%)
Martin Marietta Materials                         400,000             15,800,000

Chemicals (0.4%)
Waste Management                                  450,000             13,918,500

Communications equipment & services (1.3%)
JDS Uniphase                                      675,000(b,m)         4,758,750
Nokia ADR Cl A                                  2,883,400(c)          45,384,716
PhoneTel Technologies                             210,600(b)               3,370
Total                                                                 50,146,836

Computer software & services (3.5%)
Intuit                                            300,000(b)          11,334,000
Microsoft                                       1,625,000(b)          92,706,250
Oracle                                          1,900,000(b)          23,199,000
Siebel Systems                                    275,000(b,m)         5,940,000
Total                                                                133,179,250

Computers & office equipment (5.1%)
AOL Time Warner                                 1,475,000(b)          55,091,250
Cisco Systems                                   3,675,000(b,m)        60,012,750
Convera                                           350,000(b)           1,277,500
Dell Computer                                     800,000(b)          17,104,000
EMC                                               475,000(b)           7,343,500
Equant ADR                                        970,000(b,c,n)      10,985,250
Sanmina                                           500,000(b,m)         9,005,000
Solectron                                       1,550,000(b,m)        21,080,000
Sun Microsystems                                  825,000(b,m)         9,446,250
Total                                                                191,345,500

Electronics (2.9%)
American Power Conversion                         900,000(b)          12,447,000
Intel                                           1,055,000             29,497,800
Maxim Integrated Products                         550,000(b,m)        25,415,500
PMC-Sierra                                        225,000(b,m)         6,918,750
Texas Instruments                                 650,000(m)          21,515,000
Xilinx                                            350,000(b,m)        13,664,000
Total                                                                109,458,050

Energy (4.1%)
Anadarko Petroleum                                200,000             10,350,000
Apache                                            285,000             13,375,050
Burlington Resources                              215,000              8,170,000
Exxon Mobil                                       850,000             34,127,500
Grant Prideco                                   1,500,000(b)          15,690,000
Murphy Oil                                        190,000             14,345,000
Phillips Petroleum                                335,000             19,262,500
Texaco                                            310,000             21,591,500
Valero Energy                                     400,000             16,600,000
Total                                                                153,511,550

Energy equipment & services (0.6%)
Schlumberger                                      275,000             13,475,000
Transocean Sedco Forex                            300,000              8,670,000
Total                                                                 22,145,000

Financial services (8.2%)
Capital One Financial                             355,000             19,741,550
Citigroup                                       2,294,133            104,956,585
Fannie Mae                                        470,000             35,818,700
MBNA                                            1,821,800             63,325,768
Merrill Lynch                                     200,000             10,320,000
Morgan Stanley, Dean Witter,
  Discover & Co                                 1,100,000(m)          58,685,000
Providian Financial                               370,000             14,452,200
Total                                                                307,299,803

Food (0.7%)
Aurora Foods                                       20,899(b,d)            87,567
ConAgra Foods                                   1,100,000             25,245,000
Total                                                                 25,332,567

Furniture & appliances (0.6%)
Leggett & Platt                                 1,025,000             24,108,000

Health care (9.1%)
American Home Products                            450,000             25,200,000
Amgen                                             275,000(b)          17,682,500
Baxter Intl                                       690,000             35,604,000
Elan ADR                                          861,500(b,c,n)      44,754,924
Genentech                                         130,000(b)           5,967,000
Guidant                                           600,000(b)          21,672,000
Immunex                                           400,000(b)           6,952,000
Johnson & Johnson                                 250,000             13,177,500
Merck & Co                                        300,000             19,530,000
Pfizer                                          2,325,050             89,072,665
Pharmacia                                         985,791             39,037,324
Shire Pharmaceuticals
  Group ADR                                       575,000(b,c)        24,966,500
Total                                                                343,616,413

Health care services (1.5%)
AmerisourceBergen                                 175,000(b)          11,277,000
UnitedHealth Group                                650,000             44,239,000
Total                                                                 55,516,000

Household products (0.6%)
Procter & Gamble                                  290,000             21,503,500

Insurance (3.0%)
American Intl Group                               517,650             40,480,230
Berkshire Hathaway Cl A                               300(b)          20,820,000
Berkshire Hathaway Cl B                             3,000(b)           6,936,000
MetLife                                           825,000             25,162,500
Progressive Corp                                  150,000             19,390,500
Total                                                                112,789,230

Leisure time & entertainment (1.1%)
Disney (Walt)                                     643,000             16,351,490
Viacom Cl B                                       600,020(b)          25,440,848
Total                                                                 41,792,338

Media (1.2%)
Charter Communications Cl A                       210,000(b,m)         4,242,000
Clear Channel
  Communications                                  450,000(b)          22,621,500
USA Networks                                      725,000(b)          16,791,000
Total                                                                 43,654,500

Miscellaneous (0.2%)
Semiconductor
  HOLDRs Trust                                    200,000(m,n)         8,764,000

Multi-industry conglomerates (5.9%)
Cendant                                         1,933,000(b)          36,862,310
General Electric                                1,833,600             75,140,928
Tyco Intl                                       2,078,756(c)         107,991,374
Total                                                                219,994,612

Restaurants & lodging (1.0%)
Extended Stay America                           2,200,000(b)          36,278,000

Retail (5.6%)
Best Buy                                          150,000(b)           8,847,000
CVS                                               200,000              7,222,000
Dollar General                                  1,000,000             17,250,000
Gap                                               400,000              7,860,000
Home Depot                                      1,475,000             67,776,250
Lowe's Companies                                  430,000             15,996,000
Safeway                                           675,000(b)          30,449,250
Wal-Mart Stores                                 1,150,000             55,257,500
Total                                                                210,658,000

Utilities -- electric (1.6%)
Calpine                                           750,000(b)          24,765,000
Dominion Resources                                340,000             21,403,000
Duke Energy                                       350,000             13,758,500
Peabody Energy                                     18,350                521,140
Total                                                                 60,447,640

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
111   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                                             Shares               Value(a)

Utilities -- gas (0.8%)
Dynegy Cl A                                       400,000            $16,868,000
El Paso                                           250,150             12,154,789
Total                                                                 29,022,789

Utilities -- telephone (1.3%)
Liberty Media Cl A                              1,700,000(b)          25,840,000
Qwest Communications Intl                         260,427(m)           5,599,181
SBC Communications                                325,000             13,295,750
Vodafone AirTouch ADR                             375,000(c)           7,556,250
Total                                                                 52,291,181

Total common stocks
(Cost: $2,327,751,404)                                            $2,568,191,415

Preferred stocks & other (0.5%)
Issuer                                             Shares               Value(a)

Apache
  Cv                                               33,850(b)          $1,367,878
Asia Pulp & Paper
  Warrants                                          1,300(b,c,d)             130
Century Maintenance
  13.25% Pay-in-kind Series C                      15,461(i)           1,120,923
CSC Holdings
  11.75% Cm Series H                               39,159              4,209,593
Intermedia Communications
  13.50% Pay-in-kind Series B                         878(i)             960,478
Kerr-McGee
  5.50% Cv                                         18,700                825,979
Metlife Capital
  8.00% Cm Cv                                       9,080                871,589
Mexico Value
  Rights                                            1,000(b,c)             1,170
NRG Energy
  6.50% Cv                                         44,000                923,560
Paxson Communications
  12.50% Cm Pay-in-kind                             1,976(i)           1,901,548
  13.25% Cm Pay-in-kind                                 7(i)               6,078
Pegasus Satellite
  12.75% Pay-in-kind Series B                       2,167(b,i)         1,690,000
Pharmacia
  6.50% Cv ACES                                    44,900(h)           1,644,463
PPL Capital Funding Trust I
  7.75% Cv                                         58,400              1,293,560
VEC Trust 1
  7.75% Cm Cv                                      29,100                958,845
XO Communications
  14.00% Cm Pay-in-kind                               850(i)               7,225

Total preferred stocks & other
(Cost: $18,940,200)                                                  $17,783,019

Bonds (30.5%)
Issuer                            Coupon          Principal            Value(a)
                                   rate            amount

Government obligations & agencies (5.0%)
Federal Republic of Brazil
  (U.S. Dollar)
   04-15-14                        8.00%          $3,694,230(c)       $2,671,409
Govt Trust Certs Israel
   11-15-01                        9.25              312,469             315,615
People's Republic of China
  (U.S. Dollar)
   01-15-96                        9.00            2,500,000(c)        2,514,000
Resolution Funding Corp
  Zero Coupon
   07-15-20                        6.56            5,000,000(e)        1,628,800
U.S. Treasury
   05-15-08                        5.63           25,000,000(n)       26,285,250
   08-15-10                        5.75           19,000,000          20,136,960
   11-15-16                        7.50           50,000,000          60,984,499
   02-15-20                        8.50           25,000,000          33,859,250
   11-15-24                        7.50           15,000,000(n)       18,946,800
U.S. Treasury
  Zero Coupon
   11-15-21                        6.26           35,000,000(e,n)     11,161,150
United Mexican States
  (U.S. Dollar)
   03-12-08                        8.63            4,250,000(c)        4,456,125
United Mexican States
  (U.S. Dollar) Series A
   12-31-19                        6.25            4,000,000(c)        3,712,520
Total                                                                186,672,378

Mortgage-backed securities (7.5%)
Federal Home Loan Mtge Corp
   08-01-24                        8.00            1,678,325           1,760,311
   11-01-25                        6.50            4,885,175           4,956,938
Federal Natl Mtge Assn
   06-01-10                        6.50            3,809,051           3,929,394
   08-01-11                        8.50            2,187,798           2,308,039
   04-01-14                        5.50           23,432,117          23,241,888
   04-01-22                        8.00            1,381,773           1,452,589
   04-01-23                        8.50            1,639,563           1,755,350
   05-01-23                        6.50            1,372,297           1,392,717
   05-01-24                        6.00            3,964,236           3,951,511
   06-01-24                        9.00              929,451           1,011,005
   02-01-25                        8.50              569,397             603,738
   05-01-25                        8.50              721,130             764,621
   09-01-25                        6.50            3,104,659           3,146,385
   11-01-25                        7.50            2,796,505           2,903,108
   03-01-26                        7.00            4,192,049           4,313,869
   03-01-28                        6.00           11,580,752          11,472,125
   04-01-28                        6.00           15,169,410          15,015,386
   10-01-28                        6.00           14,206,474          14,042,247
   10-01-28                        7.00           15,232,736          15,620,855
   11-01-28                        6.00           22,437,869          22,178,487
   03-01-29                        6.50           28,041,019          28,256,173
   05-01-29                        6.50           16,691,966          16,811,982
   08-01-29                        6.50           17,378,742          17,503,695
   08-01-29                        7.50            4,342,088           4,485,323
   11-01-29                        6.50           17,637,801          17,790,479
   02-01-30                        7.50            3,373,757           3,481,375
   05-01-31                        6.50           36,913,949          37,111,875
Govt Natl Mtge Assn
   12-15-08                        7.00            6,301,355           6,567,210
   05-15-24                        7.00           12,284,979          12,668,884
Total                                                                280,497,559

Aerospace & defense (0.6%)
Alliant Techsystems
  Sr Sub Nts
   05-15-11                        8.50            1,650,000(d)        1,699,500
Fairchild
  Company Guaranty
   04-15-09                       10.75              715,000             550,550
Hexcel
  Sr Sub Nts
   01-15-09                        9.75            1,360,000(d)        1,305,600
L-3 Communications
  Sr Sub Nts Series B
   05-01-07                       10.38            2,440,000           2,601,650
Northrop-Grumman
   03-01-06                        7.00            3,750,000           3,878,640
Roller Bearing Co of America
  Company Guaranty Series B
   06-15-07                        9.63            1,400,000           1,275,750
Sequa
  Sr Nts
   08-01-09                        9.00            1,500,000           1,526,250
Systems 2001 Asset Trust
   09-15-13                        6.66            8,000,000(d)        8,230,240
Total                                                                 21,068,180

Airlines (0.8%)
Continental Airlines
  Series 1974B
   01-02-17                        6.90            4,858,645           4,935,266
  Series 1996A
   10-15-13                        6.94            4,271,707           4,421,302
  Series A
   09-15-17                        6.65            5,545,646           5,605,650
Delta Air Lines
  Series 2000(a)-2
   11-18-10                        7.57            8,000,000           8,672,240
US Airways
  (MBIA Insured)
   03-20-21                        7.08            6,000,000(g)        6,170,160
Total                                                                 29,804,618

Automotive & related (0.4%)
Aftermarket Technology
  Sr Sub Nts Series D
   08-01-04                       12.00            1,125,000           1,147,500
Delco Remy Intl
  Company Guaranty
   05-01-09                       11.00            1,500,000(d)        1,593,750
Ford Motor Credit
   10-28-09                        7.38            5,000,000           5,202,250
   06-15-10                        7.88            2,000,000           2,148,240
   02-01-11                        7.38            4,000,000           4,183,480
Hayes Lemmerz Intl
  Company Guaranty
   06-15-06                       11.88            1,075,000(d)        1,064,250
  Company Guaranty Series B
   07-15-07                        9.13              265,000             159,000
Lear
  Company Guaranty Series B
   05-15-09                        8.11            1,100,000           1,130,745
Oxford Automotive
  Company Guaranty Series D
   06-15-07                       10.13              470,000             277,300
Total                                                                 16,906,515

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
112   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                           Coupon            Principal            Value(a)
                                   rate               amount

Banks and savings & loans (1.6%)
Bank of America
   05-16-05                        7.88%          $7,000,000          $7,654,003
Bank United
  Medium-term Notes Series A
   03-15-09                        8.00            3,500,000           3,837,225
BB&T
  Sub Nts
   08-01-11                        6.50            4,250,000           4,316,593
Capital One Bank
   05-15-08                        6.70            5,300,000           5,139,834
  Sr Nts
   06-15-05                        8.25            7,000,000           7,372,470
Corp Andina de Fomento
  (U.S. Dollar)
   02-01-03                        7.10            5,200,000(c)        5,362,552
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   06-15-10                        8.00            8,250,000(c)        8,915,494
Provident Trust
  Company Guaranty
   04-15-28                        8.29            5,500,000           4,763,897
Union Planters Bank
  Sub Nts
   03-15-08                        6.50           10,000,000           9,879,359
Union Planters Capital
  Company Guaranty
   12-15-26                        8.20            2,600,000           2,586,012
Total                                                                 59,827,439

Building materials & construction (0.7%)
Del Webb
  Sr Sub Debs
   05-01-09                        9.38              850,000             881,875
  Sr Sub Nts
   01-15-08                        9.75              500,000             521,250
Louisiana Pacific
  Sr Nts
   11-15-08                       10.88              875,000(d)          883,750
  Sr Sub Nts
   08-15-05                        8.50              925,000             893,698
Masco
   05-03-04                        6.00            7,000,000           7,125,300
Nortek
  Sr Nts Series B
   03-15-07                        9.25              500,000             501,875
  Sr Sub Nts Series B
   06-15-11                        9.88              880,000             871,200
Potlatch
  Sr Sub Nts
   07-15-11                       10.00              855,000(d)          895,613
Pulte Homes
  Company Guaranty
   04-01-03                        9.50            5,000,000           5,224,015
  Sr Nts
   08-01-11                        7.88            4,000,000(d)        4,028,320
Schuler Homes
  Sr Nts
   07-15-09                        9.38            1,500,000(d)        1,522,500
Toll
  Sr Sub Nts
   02-01-11                        8.25            1,480,000           1,472,600
WCI Communities
  Company Guaranty
   02-15-11                       10.63            1,600,000           1,716,000
Total                                                                 26,537,996

Chemicals (0.4%)
Allied Waste North America
  Company Guaranty
   04-01-08                        8.88            1,000,000(d)        1,050,000
  Company Guaranty Series B
   01-01-06                        7.63            1,850,000           1,863,875
   08-01-09                       10.00            1,450,000           1,515,250
Georgia Gulf
   11-15-05                        7.63              500,000             503,694
Huntsman
  Sr Sub Nts
   07-01-07                        9.50            1,500,000(d)          540,000
IMC Global
  Sr Nts
   06-01-08                       10.88            1,610,000(d)        1,658,300
Lyondell Chemical
  Series A
   05-01-07                        9.63              200,000             204,000
  Series B
   05-01-07                        9.88              550,000             556,875
Macdermid
   07-15-11                        9.13              750,000             757,500
Noveon
  Company Guaranty Series B
   02-28-11                       11.00              500,000             512,500
Resolution Performance
  Sr Sub Nts
   11-15-10                       13.50            1,825,000           1,980,125
Waste Management
  Sr Nts
   10-01-07                        7.13            4,500,000           4,624,650
Total                                                                 15,766,769

Communications equipment & services (0.8%)
Alamosa Delaware
  Sr Nts
   08-15-11                       13.63              530,000(d)          520,725
Celcaribe
  Sr Nts
   03-15-04                       14.50              804,000             466,320
CIENA
  Cv
   02-01-08                        3.75            2,210,000           1,525,033
Crown Castle Intl
  Sr Nts
   08-01-11                       10.75            1,500,000           1,477,500
Dobson/Sygnet Communications
  Sr Nts
   12-15-08                       12.25            1,975,000(n)        2,054,000
EchoStar DBS
  Sr Nts
   02-01-09                        9.38            1,000,000           1,031,250
Equinix
  Sr Nts
   12-01-07                       13.00            1,345,000             574,988
Fairpoint Communications
  Sr Sub Nts
   05-01-10                       12.50            1,250,000           1,000,000
  Sr Sub Nts Series B
   05-01-08                        9.50            1,000,000             750,000
GT Group Telecom
   06-30-08                        9.89            1,900,000(k)        1,505,750
NATG Holdings LLC/Orius Capital
  Company Guaranty Series B
   02-01-10                       12.75              825,000             214,500
NTL Communications
  Sr Nts Series B
   10-01-10                       11.88              825,000             486,750
Price Communications Wireless
  Company Guaranty Series B
   12-15-06                        9.13            4,450,000           4,628,000
Rural Cellular
  Sr Sub Nts Series B
   05-15-08                        9.63            1,950,000           1,906,125
Verizon Global Funding
   12-01-05                        6.75            5,000,000(d)        5,256,150
   12-01-10                        7.25            5,000,000(d)        5,360,699
Total                                                                 28,757,790

Computers & office equipment (0.3%)
Adaptec
  Cv Sub Nts
   02-01-04                        4.75            1,677,000           1,526,405
Akamai Technologies
  Cv
   07-01-07                        5.50            3,350,000           1,415,375
Amdocs
  (U.S. Dollar) Cv
   06-01-08                        2.00            1,460,000(c,d)      1,219,100
Comverse Technology
  Cv
   12-01-05                        1.50            1,240,000             930,000
Juniper Networks
  Cv
   03-15-07                        4.75            3,260,000           2,330,900
Mercury Interactive
  Cv
   07-01-07                        4.75              600,000             434,250
Solectron
  Zero Coupon Cv
   11-20-20                        3.76            5,323,000(e)        2,235,128
Total                                                                 10,091,158

Electronics (0.3%)
Celestica
  (U.S. Dollar) Zero Coupon Cv
   08-01-20                        3.86            5,050,000(c,e)      1,988,438
Corning
  Zero Coupon Cv
   11-08-15                        4.05            1,600,000(e)          922,240
Lam Research
  Cv
   06-01-06                        4.00              880,000(d)          839,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
113   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                           Coupon             Principal           Value(a)
                                  rate               amount

Electronics (cont.)
LSI Logic
  Cv
   02-15-05                        4.00%          $1,110,000            $935,175
RF Micro Devices
  Cv
   08-15-05                        3.75              510,000             441,788
STMicroelectronics
  (U.S. Dollar) Zero Coupon Cv
   11-16-10                        3.98            2,110,000(c,d,e)    1,387,325
Triquint Semiconductor
  Cv Sub Nts
   03-01-07                        4.00            2,980,000           2,313,225
Vitesse Semiconductor
  Cv
   03-15-05                        4.00            2,960,000           2,397,599
Total                                                                 11,225,090

Energy (0.8%)
Anadarko Finance
  Company Guaranty
   05-01-11                        6.75            6,000,000(d)        6,157,500
Calpine Canada Energy Finance
  (U.S. Dollar) Company Guaranty
   05-01-08                        8.50            2,750,000(c)        2,787,348
Devon Energy
  Cv
   08-15-08                        4.90            1,077,000           1,097,140
Grant Prideco
  Company Guaranty Series B
   12-01-07                        9.63            1,570,000           1,601,400
Hanover Equipment Trust
  Sr Nts
   09-01-08                        8.50              625,000(d)          640,625
   09-01-11                        8.75              625,000(d)          635,938
Mirant Amerias Generation
  Sr Nts
   05-01-11                        8.30            8,000,000(d)        8,498,935
Phillips Petroleum
   05-25-05                        8.50            4,000,000           4,435,248
   05-25-10                        8.75            5,000,000           5,839,700
Total                                                                 31,693,834

Energy equipment & services (0.2%)
Global Marine
   09-01-07                        7.13            4,500,000           4,716,090
Grey Wolf
  Sr Nts
   07-01-07                        8.88              150,000             148,125
Nabors Inds
  Zero Coupon Cv
   06-20-20                        1.88            2,400,000(e)        1,434,000
SESI LLC
  Company Guaranty
   05-15-11                        8.88              164,000(d)          159,900
Total                                                                  6,458,115

Financial services (0.9%)
Countrywide Home Loan
  Company Guaranty
   06-15-04                        6.85            8,000,000           8,424,880
CSC Holdings
  Sr Nts
   04-01-11                        7.63              550,000(d)          549,769
Duke Capital
  Sr Nts
   10-01-09                        7.50            4,500,000           4,887,585
E* TRADE Group
  Cv
   02-01-07                        6.00            2,230,000           1,430,746
Indah Kiat Finance Mauritius
  (U.S. Dollar) Company Guaranty
   07-01-07                       10.00              535,000(b,c)         80,250
LaBranche
  Sr Nts
   08-15-04                        9.50            2,140,000           2,284,921
LaBranche
  Sr Sub Nts
   03-02-07                       12.00              480,000             542,400
Morgan Stanley, Dean Witter, Discover & Co
   06-15-05                        7.75            7,000,000           7,585,627
Travelers Group
  Sr Nts
   01-15-06                        6.75            4,000,000           4,220,960
Wilmington Trust
   05-01-08                        6.63            3,200,000           3,307,968
Total                                                                 33,315,106

Food (0.3%)
Del Monte
  Sr Sub Nts
   05-15-11                        9.25              750,000(d)          774,375
Earthgrains
   08-01-03                        8.38            7,000,000           7,457,170
Kellogg
  Series B
   04-01-11                        6.60            4,000,000           4,090,800
RAB Enterprises
  Company Guaranty
   05-01-05                       10.50              985,000             581,150
Total                                                                 12,903,495

Furniture & appliances (--%)
Interface
  Company Guaranty
   04-01-08                        7.30            1,560,000           1,417,650

Health care (--%)
Allergan
  Zero Coupon Cv
   11-01-20                        2.50            1,470,000(e)          902,213
Human Genome
  Cv
   03-15-07                        3.75              580,000             432,071
Total                                                                  1,334,284

Health care services (0.3%)
HCA
   09-01-10                        8.75            1,030,000           1,127,850
Magellan Health Services
  Sr Nts
   11-15-07                        9.38            1,425,000(d)        1,474,875
Manor Care
  Company Guaranty
   03-01-08                        8.00            1,800,000           1,867,500
Omnicare
  Sr Sub Nts
   03-15-11                        8.13              866,000(d)          896,310
Paracelsus Healthcare
  Sr Sub Nts
   08-15-06                       10.00            2,000,000(b)          655,000
Triad Hospitals
  Sr Nts
   05-01-09                        8.75              255,000(d)          265,838
Triad Hospitals Holdings
  Company Guaranty Series B
   05-15-09                       11.00            2,530,000           2,798,812
Vanguard Health Systems
  Sr Sub Nts
   08-01-11                        9.75            1,125,000(d)        1,160,156
Total                                                                 10,246,341

Industrial equipment & services (0.1%)
Motors & Gears
  Sr Nts Series D
   11-15-06                       10.75            1,575,000           1,508,063
Terex
  Company Guaranty Series D
   04-01-08                        8.88            1,425,000           1,389,375
Total                                                                  2,897,438

Insurance (0.9%)
American General Institute Capital
  Company Guaranty Series A
   12-01-45                        7.57           10,000,000(d)       10,759,320
Americo Life
  Sr Sub Nts
   06-01-05                        9.25            2,500,000           2,443,750
Executive Risk Capital
  Company Guaranty Series B
   02-01-27                        8.68            3,000,000           3,259,782
Nationwide CSN Trust
   02-15-25                        9.88            9,000,000(d)        9,418,518
New England Mutual
   02-15-24                        7.88            2,000,000(d)        2,132,760
Principal Mutual
   03-01-44                        8.00            2,500,000(d)        2,505,988
Zurich Capital Trust I
  (U.S. Dollar) Company Guaranty
   06-01-37                        8.38            3,750,000(d)        4,015,425
Total                                                                 34,535,543

Leisure time & entertainment (0.6%)
Ameristar Casinos
  Company Guaranty
   02-15-09                       10.75              450,000             479,813
Argosy Gaming
  Company Guaranty
   06-01-09                       10.75              825,000             913,688
  Sr Sub Nts
   09-01-11                        9.00              525,000             543,375

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
114   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                            Coupon            Principal         Value(a)
                                   rate              amount

Leisure time & entertainment (cont.)
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09                        9.25%          $1,475,000(d)       $1,508,188
Coast Hotels & Casino
  Company Guaranty
   04-01-09                        9.50            2,250,000           2,325,938
Harrahs Operating
  Company Guaranty
   02-01-11                        8.00            7,000,000           7,383,865
Isle of Capri Casinos/Capital
  1st Mtge Series B
   08-31-04                       13.00            1,500,000           1,636,875
Mohegan Tribal Gaming
  Sr Sub Nts
   07-01-11                        8.38              625,000(d)          640,625
Six Flags
  Sr Nts
   02-01-09                        9.50            1,060,000(d)        1,081,200
Station Casino
  Sr Nts
   02-15-08                        8.38            1,000,000           1,007,500
Time Warner
   02-01-24                        7.57            2,900,000           2,985,752
Trump Castle Funding
   11-15-03                       11.75            1,120,000             963,200
United Artists Theatres
  Series 1995A
   07-01-15                        9.30            1,765,041           1,500,285
USA Networks
  CV
   07-01-03                        7.00              730,000             731,825
Total                                                                 23,702,129

Media (1.6%)
Adelphia Communications
  Sr Nts Series B
   03-01-07                        9.88              150,000             146,250
   06-15-11                       10.25            1,200,000           1,168,500
  Zero Coupon Sr Nts Pay-in-kind Series B
   02-15-04                        3.33              475,000(e,i)        457,188
CanWest Media
  (U.S. Dollar) Sr Sub Nts
   05-15-11                       10.63            1,515,000(c,d)      1,564,238
Charter Communications Holdings LLC
  Sr Nts
   11-15-09                        9.63              565,000(d)          576,300
Charter Communications Holdings/Charter Capital
  Sr Nts
   10-01-09                       10.75            2,000,000           2,150,000
   01-15-10                       10.25              550,000             569,250
   01-15-11                       11.13              750,000             810,000
Coaxial Communications/Phoenix
  Company Guaranty
   08-15-06                       10.00            2,000,000           2,000,000
Comcast Cable Communications
   11-15-08                        6.20            6,100,000           6,049,369
   01-30-11                        6.75            3,000,000           3,030,978
Cox Enterprises
   06-15-09                        7.38           10,000,000(d)       10,244,499
Harcourt General
   08-01-27                        7.20            5,000,000           4,747,950
MDC
  (U.S. Dollar) Sr Sub Nts
   12-01-06                       10.50            2,000,000(c)        1,800,000
Mediacom Broadband
  Sr Nts
   07-15-13                       11.00            1,365,000(d)        1,429,838
Nexstar Finance LLC
  Sr Sub Nts
   04-01-08                       12.00            1,090,000(d)        1,133,600
Pegasus Media & Communications
  Series B
   07-01-05                       12.50              200,000             198,000
Pegasus Satellite
  Sr Nts
   08-01-06                       12.38            1,350,000           1,296,000
Quebecor Media
  Sr Nts
   07-15-11                       11.13            1,750,000(d)        1,785,000
Radio One
  Sr Sub Nts
   07-01-11                        8.88              850,000(d)          871,250
Regional Independent Medical
  (U.S. Dollar) Sr Nts
   07-01-08                       10.50              550,000(c)          561,000
Rogers Cablesystems
  (U.S. Dollar) Company Guaranty
   12-01-07                       10.00            1,500,000(c)        1,593,750
   12-01-15                       11.00            1,350,000(c)        1,491,750
Rogers Communications
  (U.S. Dollar) Sr Nts
   01-15-06                        9.13              173,000(c)          173,433
Salem Communication Holding
  Sr Sub Nts
   07-01-11                        9.00              975,000(d)        1,004,250
Telemundo Holdings
  Zero Coupon Sr Disc Nts
   08-15-08                       16.45            1,450,000(f)        1,276,000
TeleWest Communications
  (U.S. Dollar) Zero Coupon
   10-01-07                       11.00            1,000,000(c,f)        790,000
Time Warner Entertainment LP
  Sr Nts
   07-15-33                        8.38           10,000,000          11,322,499
WRC Media/Weekly Read/Compass
  Sr Sub Nts
   11-15-09                       12.75            1,050,000           1,039,500
Total                                                                 61,280,392

Metals (0.1%)
Freeport-McMoran
  Cv
   01-31-06                        8.25              730,000(d)          823,075
Great Lakes Carbon
  Company Guaranty Pay-in-kind Series B
   05-15-08                       10.25              250,000(i)          150,000
Imexsa Export Trust
  (U.S. Dollar)
   05-31-03                       10.13            1,194,553(c,d)      1,170,662
Maxxam Group Holdings
  Sr Nts Series B
   08-01-03                       12.00              825,000             701,250
Oregon Steel Mills
  1st Mtge
   06-15-03                       11.00            1,325,000(n)        1,258,750
Total                                                                  4,103,737

Miscellaneous (0.9%)
Actuant
  Company Guaranty
   05-01-09                       13.00              995,000           1,044,750
Bistro Trust
   12-31-02                        9.50           12,000,000(d)        8,472,480
Consolidated Container LLC/Consolidated
  Container Capital
   07-15-09                       10.13              860,000             842,800
Delphes #2
  (U.S. Dollar)
   05-05-09                        7.75            3,000,000(c,d)      3,200,640
EOP Operating LP
  Sr Nts
   07-15-11                        7.00            8,000,000           8,212,296
Falcon Products
  Company Guaranty Series B
   06-15-09                       11.38            1,720,000           1,659,800
ISG Resources
   04-15-08                       10.00            1,765,000           1,076,650
Meritage
  Sr Nts
   06-01-11                        9.75            1,615,000(d)        1,675,563
Nationwide Credit
  Sr Nts Series A
   01-15-08                       10.25            2,500,000             753,125
NSM Steel
  Company Guaranty
   02-01-06                       12.00            1,522,095(b,d)        474,589
Omega Cabinets
  Sr Sub Nts
   06-15-07                       10.50            1,980,000           2,079,000
Outsourcing Solutions
  Sr Sub Nts Series B
   11-01-06                       11.00            1,125,000             956,250
SC Intl
   09-01-07                        9.25              950,000           1,021,250
Stellex Technologies
  Sr Sub Nts Series B
   11-01-07                        9.50            1,350,000(b)           40,500
Vesta Capital
   01-15-27                        8.53            3,000,000(d)        1,665,321
William Carter
  Sr Sub Nts
   08-15-11                       10.88              245,000(d)          252,350
Total                                                                 33,427,364

Multi-industry conglomerates (0.1%)
Jordan Inds
  Sr Nts Series D
   08-01-07                       10.38            1,780,000           1,513,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
115   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                            Coupon            Principal         Value(a)
                                   rate              amount

Multi-industry conglomerates (cont.)
Prime Succession
  Sr Sub Nts
   08-15-04                       10.75%            $980,000(b)         $117,600
Tyco Intl Group
  Zero Coupon Cv
   02-12-21                        1.71            2,380,000(e)        1,710,625
Total                                                                  3,341,225

Paper & packaging (0.8%)
Abitibi-Consolidated
  (U.S. Dollar)
   08-01-05                        8.30            8,000,000(c)        8,551,359
APP China Group
  (U.S. Dollar) Sr Nts
   03-15-05                       14.00            1,300,000(b,c,d)       78,000
Ball
  Company Guaranty
   08-01-08                        8.25            1,000,000           1,012,500
Berry Plastics
  Company Guaranty Series B
   07-15-07                       11.00              900,000             886,500
  Sr Sub Nts
   04-15-04                       12.25              600,000             610,500
Crown Paper
  Sr Sub Nts
   09-01-05                       11.00            1,000,000(b)           17,500
Intl Paper
   07-08-05                        8.13            6,000,000           6,482,100
Norske Skog
  (U.S. Dollar) Sr Nts
   06-15-11                        8.63            1,285,000(c,d)      1,310,700
Packaging Corp of America
  Company Guaranty
   04-01-09                        9.63            1,495,000           1,618,338
Plastipak Holdings
  Sr Nts
   09-01-11                       10.75            1,395,000(d)        1,408,950
Printpack
  Sr Sub Nts Series B
   08-15-06                       10.63              500,000             510,000
Quno
  (U.S. Dollar) Sr Nts
   05-15-05                        9.13            2,500,000(c)        2,580,903
Riverwood Intl
  Company Guaranty
   08-01-07                       10.63              420,000             436,800
   04-01-08                       10.88              350,000             344,750
  Company Guaranty Sr Nts
   04-01-06                       10.25            1,300,000           1,339,000
  Sr Nts
   08-01-07                       10.63              355,000(d)          369,200
Silgan Holdings
   06-01-09                        9.00            1,200,000(n)        1,224,000
Tembec Inds
  (U.S. Dollar) Company Guaranty
   02-01-11                        8.50              900,000(c)          936,000
Total                                                                 29,717,100

Real estate investment trust (--%)
Meristar Hospitality
  Sr Nts
   01-15-11                        9.13            1,400,000(d)        1,412,250

Restaurants & lodging (0.3%)
Extended Stay America
  Sr Sub Nts
   06-15-11                        9.88            2,000,000(d)        2,020,000
Hilton Hotels
  Cv
   05-15-06                        5.00              660,000             604,930
MGM Mirage
   02-06-08                        6.88            7,380,000           7,243,764
  Company Guaranty
   06-01-07                        9.75              905,000             988,713
Total                                                                 10,857,407

Retail (0.5%)
Albertson's
  Sr Nts
   02-15-11                        7.50            7,000,000           7,471,520
Eye Care Centers of America
  Company Guaranty
   05-01-08                        9.13              500,000             185,000
Flooring America
  Company Guaranty
   10-15-07                        9.25            1,849,000(b)            1,849
Kroger
  Company Guaranty
   03-01-08                        7.45            6,075,000           6,466,109
Lowe's
  Zero Coupon Cv Sr Nts
   02-16-21                        2.50            1,460,000(d,e)      1,056,675
Rite Aid
  Sr Nts
   04-15-05                        7.63            1,285,000           1,158,106
Wal-Mart CRAVE Trust
   07-17-06                        7.00            2,945,469(d)        3,105,143
Total                                                                 19,444,402

Textiles & apparel (--%)
Galey & Lord
  Company Guaranty
   03-01-08                        9.13              725,000             304,500

Transportation (0.4%)
Enterprise Rent-A-Car USA Finance
   01-15-11                        8.00            5,000,000(d)        5,306,695
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-04                        9.25            5,120,000(b,c)      1,996,800
Interpool
   08-01-07                        7.20              175,000             159,250
   08-01-07                        7.35            2,100,000           1,932,000
Union Pacific
   01-15-11                        6.65            5,300,000           5,416,945
Zhuhai Highway
  (U.S. Dollar) Sub Nts
   07-01-08                       12.00            5,000,000(b,c,d)      650,000
Total                                                                 15,461,690

Utilities -- electric (0.8%)
Arizona Public Service
  1st Mtge Sale Lease-backed Obligation
   12-30-15                        8.00            1,800,000           1,871,172
Cleveland Electric Illuminating
  1st Mtge Series B
   05-15-05                        9.50            9,000,000           9,243,540
Exelon
  Sr Nts
   05-01-11                        6.75            9,000,000           9,288,810
Public Service Electric & Gas
  1st & Ref Mtge (AMBAC Insured)
   01-01-16                        6.75            2,600,000(g)        2,534,636
Salton Sea Funding
  Series C
   05-30-10                        7.84            1,325,000           1,258,618
Sithe Independence Funding
  Series A
   12-30-13                        9.00            1,500,000           1,634,685
Texas Utilities Electric
   08-01-07                        7.17            5,000,000           5,397,800
Total                                                                 31,229,261

Utilities -- gas (0.9%)
Columbia Energy Group
  Series E
   11-28-10                        7.32            7,000,000           7,222,180
Dynegy-Roseton Danskamme
  Company Guaranty
   11-08-10                        7.27            7,000,000(d)        7,193,410
El Paso Energy
  Sr Nts
   05-15-09                        6.75            1,900,000           1,875,395
   12-15-12                        7.38            3,000,000           3,076,860
   08-01-31                        7.80            4,000,000           4,046,000
El Paso Energy Partners
  Company Guaranty
   06-01-11                        8.50              650,000(d)          663,000
Enron
   06-15-03                        7.88            3,000,000           3,148,920
Southwest Gas
   02-15-11                        8.38            6,000,000           6,305,520
Total                                                                 33,531,285

Utilities -- telephone (1.5%)
360 Communications
   04-01-09                        7.60            3,000,000           3,122,340
Adelphia Business Solutions
  Sr Nts Series B
   09-01-04                       12.25            2,320,000(n)        1,670,400
AT&T Wireless Services
  Sr Nts
   03-01-11                        7.88            7,000,000(d)        7,405,440
CenturyTel
  Sr Nts
   10-15-12                        7.75            4,000,000           4,117,640
Citizens Communications
  Nts
   08-15-08                        7.63            6,000,000(d)        6,070,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
116   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                            Coupon            Principal         Value(a)
                                   rate              amount

Utilities -- telephone (cont.)
Geotek Communications
  Escrow Cv Sr Sub Nts
   02-15-02                       12.00%          $1,655,000(b,k,l)          $--
Global Crossing Holding
  (U.S. Dollar) Company Guaranty
   08-01-07                        8.70            1,000,000(c)          602,500
ITC DeltaCom
  Sr Nts
   11-15-08                        9.75              500,000             235,000
Nextel Communications
  Cv
   11-15-09                        9.38              400,000             308,000
Nextel Communications
  Sr Nts
   02-01-11                        9.50            1,835,000           1,399,188
Qwest
   11-10-26                        7.20            5,000,000           4,678,500
Telefonica Europe
  (U.S. Dollar) Company Guaranty
   09-15-10                        7.75           12,000,000(c)       12,760,920
United Pan-Europe Communications
  (U.S. Dollar) Sr Nts
   02-01-10                       11.50              750,000(c,d)        202,500
Vodafone Group
  Company Guaranty
   05-01-08                        6.65           10,000,000          10,187,800
  (U.S. Dollar)
   02-15-10                        7.75            5,000,000(c)        5,458,550
Total                                                                 58,218,978

Total bonds
(Cost: $1,131,535,112)                                            $1,147,989,018

Short-term securities (3.6%)
Issuer                          Annualized           Amount           Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agencies (1.9%)
Federal Home Loan Bank Disc Nts
   10-10-01                        3.57%          $1,500,000          $1,494,017
   10-23-01                        3.41           34,600,000          34,427,316
   11-09-01                        3.40              800,000             794,556
Federal Home Loan Mtge Corp Disc Nts
   09-04-01                        3.65           26,300,000          26,289,348
   09-27-01                        3.53            5,400,000           5,384,769
Federal Natl Mtge Assn Disc Nts
   10-04-01                        3.59            1,100,000           1,096,146
   10-11-01                        3.57              400,000             398,338
Total                                                                 69,884,490

Commercial paper (1.7%)
Electronic Data Systems
   11-02-01                        3.57           10,000,000(j)        9,938,750
   11-20-01                        3.40           13,800,000(j)       13,691,325
SBC Communications
   11-20-01                        3.38           11,400,000(j)       11,310,225
UBS Finance (Delaware)
   09-19-01                        3.64           20,100,000          20,060,643
Verizon Global Funding
   10-25-01                        3.57            9,000,000(j)        8,950,807
Total                                                                 63,951,750

Total short-term securities
(Cost: $133,858,940)                                                $133,836,240

Total investments in securities
(Cost: $3,612,085,656)(o)                                         $3,867,799,692

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2001, the value of foreign securities represented 8.63% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC -- American Municipal Bond Association Corporation
     MBIA  -- Municipal Bond Investors Assurance

(h) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.
(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(k)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2001, is as follows:

     Security                                      Acquisition         Cost
                                                      dates
     Geotek Communications
           Escrow Cv Sr Sub Nts 2002               08-26-00         $        --
     GT Group Telecom                              02-09-01           1,507,500

(l)  Negligible market value.

--------------------------------------------------------------------------------
117   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

(m) At Aug. 31, 2001, securities valued at $68,779,400 were held to cover open call options written as follows (see Note 8 to the financial statements):

     Issuer                                                       Contracts     Exercise         Expiration          Value(a)
                                                                                  price              date
     Charter Communications                                        2,100          $22.50          Sept. 2001       $   36,750
     Cisco Systems                                                 1,000              20          Sept. 2001            7,500
     JDS Uniphase                                                  6,750              10          Sept. 2001           16,875
     Maxim Integrated Products                                     1,500              50          Sept. 2001          206,250
     Morgan Stanley, Dean Witter, Discover &Co                       200              55          Sept. 2001           34,500
     Morgan Stanley, Dean Witter, Discover & Co                      750              55           Oct. 2001          243,750
     Morgan Stanley, Dean Witter, Discover & Co                      500              60           Oct. 2001           71,250
     PMC-Sierra                                                    2,250              35          Sept. 2001          208,125
     Qwest Communications                                          1,000           27.50          Sept. 2001            2,500
     Sanmina                                                         750           22.50          Sept. 2001           18,750
     Sanmina                                                       1,000              25          Sept. 2001           10,000
     Semiconductor HOLDRs Trust                                      700              50          Sept. 2001           22,750
     Siebel Systems                                                2,750           27.50          Sept. 2001           75,625
     Solectron                                                     2,000              15          Sept. 2001           75,000
     Solectron                                                     2,000           17.50          Sept. 2001           20,000
     Solectron                                                     2,000              20          Sept. 2001           10,000
     Southwest Airlines                                            1,500           17.50           Oct. 2001          180,000
     Southwest Airlines                                            1,000           17.50           Dec. 2001          170,000
     Southwest Airlines                                            2,000              20          Sept. 2001           20,000
     Sun Microsystems                                              1,000              15          Sept. 2001            7,500
     Texas Instruments                                             1,000              35          Sept. 2001           97,500
     Xilinix                                                       1,000              45          Sept. 2001           65,000
                                                                                                                       ------
     Total value                                                                                                   $1,599,625
                                                                                                                   ----------

(n) Security is partially or fully on loan. See Note 5 to the financial statements.
(o) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $3,646,429,757 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 521,167,638
     Unrealized depreciation                                       (299,797,703)
                                                                   ------------
     Net unrealized appreciation                                  $ 221,369,935
                                                                  -------------

--------------------------------------------------------------------------------
118   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - New Dimensions Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (98.3%)
Issuer                                             Shares               Value(a)

Aerospace & defense (0.8%)
Boeing                                            307,500            $15,744,000
United Technologies                               236,000             16,142,400
Total                                                                 31,886,400

Airlines (1.6%)
Southwest Airlines                              3,387,425             60,601,033

Banks and savings & loans (6.2%)
Bank of America                                 1,153,300             70,927,950
State Street                                    1,129,400             54,843,664
USA Education                                     632,800             50,124,088
Wells Fargo                                     1,442,700             66,378,627
Total                                                                242,274,329

Beverages & tobacco (2.4%)
Anheuser-Busch                                    361,800             15,571,872
Coca-Cola                                         355,600             17,307,052
Philip Morris                                   1,254,900             59,482,260
Total                                                                 92,361,184

Chemicals (0.9%)
Air Products & Chemicals                          493,900             20,941,360
Waste Management                                  451,300             13,958,709
Total                                                                 34,900,069

Communications equipment & services (0.1%)
CIENA                                             179,800(b)           3,078,176

Computer software & services (3.4%)
Microsoft                                       2,223,200(b)         126,833,560
VERITAS Software                                  146,300(b)           4,201,736
Total                                                                131,035,296

Computers & office equipment (8.4%)
AOL Time Warner                                 2,241,900(b)          83,734,965
Automatic Data Processing                       1,350,200             69,886,352
Cisco Systems                                   3,098,100(b)          50,591,973
EMC                                               972,100(b)          15,028,666
Intl Business Machines                          1,075,500            107,550,000
Total                                                                326,791,956

Electronics (5.8%)
Applied Materials                                 759,600(b)          32,731,164
Intel                                           2,509,500             70,165,620
Maxim Integrated Products                         898,600(b)          41,524,306
Texas Instruments                               2,460,200             81,432,620
Total                                                                225,853,710

Energy (7.3%)
Chevron                                           952,500             86,439,375
Exxon Mobil                                     4,658,296            187,030,584
Murphy Oil                                        155,200             11,717,600
Total                                                                285,187,559

Energy equipment & services (1.6%)
Halliburton                                     1,434,200             39,956,812
Schlumberger                                      497,200             24,362,800
Total                                                                 64,319,612

Financial services (9.9%)
Citigroup                                       3,960,433            181,189,809
Fannie Mae                                        723,300             55,122,693
MBNA                                            1,795,350             62,406,366
Morgan Stanley, Dean Witter,
  Discover & Co                                 1,612,980             86,052,483
Total                                                                384,771,351

Health care (8.0%)
Amgen                                             495,000(b)          31,828,500
Bristol-Myers Squibb                              910,300             51,104,242
Genentech                                         264,900(b)          12,158,910
Johnson & Johnson                               1,029,750             54,278,123
Medtronic                                       1,277,200             58,163,688
Pfizer                                          2,725,050            104,396,665
Total                                                                311,930,128

Health care services (5.1%)
Cardinal Health                                 1,290,725             94,145,482
HCA                                             1,519,100             69,483,634
UnitedHealth Group                                494,800             33,676,088
Total                                                                197,305,204

Household products (0.4%)
Procter & Gamble                                  212,000             15,719,800

Industrial equipment & services (1.7%)
Caterpillar                                       675,800             33,790,000
Illinois Tool Works                               542,300             33,899,173
Total                                                                 67,689,173

Insurance (3.7%)
American Intl Group                             1,307,060            102,212,092
Marsh & McLennan                                  452,000             41,990,800
Total                                                                144,202,892

Leisure time & entertainment (2.7%)
Carnival                                          186,600              5,836,848
Mattel                                            465,000              8,365,350
Viacom Cl B                                     2,150,817(b)          91,194,641
Total                                                                105,396,839

Media (1.9%)
Comcast Special Cl A                              569,900(b)          20,875,437
Gannett                                           561,786             34,639,725
USA Networks                                      851,600(b)          19,723,056
Total                                                                 75,238,218

Metals (0.7%)
Alcoa                                             711,800             27,133,816

Miscellaneous (1.2%)
Nasdaq-100 Shares                               1,277,700(b)          46,802,151

Multi-industry conglomerates (8.5%)
Cendant                                           861,200(b)          16,423,084
General Electric                                3,616,500            148,204,170
Minnesota Mining & Mfg                            686,900             71,506,290
Robert Half Intl                                  669,000(b)          16,651,410
Tyco Intl                                       1,525,844(c)          79,267,596
Total                                                                332,052,550

Restaurants & lodging (1.1%)
Marriott Intl Cl A                                962,700             42,214,395

Retail (10.1%)
Best Buy                                          267,200(b)          15,759,456
Costco Wholesale                                1,618,200(b)          60,536,862
eBay                                              283,900(b)          15,963,697
Home Depot                                        899,050             41,311,348
Kohl's                                             89,800(b)           4,983,900
Safeway                                         1,883,600(b)          84,969,196
Target                                          1,792,700             62,117,055
Wal-Mart Stores                                 1,918,500             92,183,924
Walgreen                                          434,200             14,914,770
Total                                                                392,740,208

Utilities -- electric (1.3%)
Dominion Resources                                176,900             11,135,855
Duke Energy                                       994,200             39,082,002
Total                                                                 50,217,857

Utilities -- gas (2.0%)
El Paso                                           967,100             46,991,389
Enron                                             889,400             31,120,106
Total                                                                 78,111,495

Utilities -- telephone (1.5%)
Verizon Communications                          1,156,600             57,830,000

Total common stocks
(Cost: $3,537,164,938)                                            $3,827,645,401

Short-term securities (2.0%)
Issuer                          Annualized           Amount           Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agencies (1.4%)
Federal Home Loan Mtge Corp Disc Nts
   09-27-01                        3.53%          $7,600,000          $7,578,564
   10-09-01                        3.43           18,000,000          17,933,309
Federal Natl Mtge Assn Disc Nts
   09-17-01                        3.57            5,100,000           5,091,426
   09-20-01                        3.50            5,000,000           4,989,526
   10-01-01                        3.45            2,500,000           2,492,595
   10-03-01                        3.45            5,900,000           5,881,395
   11-21-01                        3.38           11,000,000          10,912,306
Total                                                                 54,879,121

Commercial paper (0.6%)(d)
BellSouth
   11-23-01                        3.40            5,100,000           5,058,350
Electronic Data Systems
   11-02-01                        3.57           11,000,000          10,932,625
Kimberly-Clark
   09-07-01                        3.64            3,900,000           3,897,240
Variable Funding Capital
   09-10-01                        3.64              600,000             599,393
Verizon Network Funding
   10-25-01                        3.57            3,600,000           3,580,323
Total                                                                 24,067,931

Total short-term securities
(Cost: $78,961,340)                                                  $78,947,052

Total investments in securities
(Cost: $3,616,126,278)(e)                                         $3,906,592,453

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
119   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - New Dimensions Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 2.04% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $3,617,539,538 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 514,652,132
     Unrealized depreciation                                      (225,599,217)
                                                                  ------------
     Net unrealized appreciation                                 $ 289,052,915
                                                                 -------------

--------------------------------------------------------------------------------
120   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Partners Small Cap Value Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (88.1%)
Issuer                                             Shares               Value(a)

Aerospace & defense (1.5%)
Curtiss-Wright                                      1,500                $72,600

Automotive & related (1.8%)
Wescast Inds Cl A                                   2,700(c)              87,210

Communications equipment & services (2.0%)
Somera Communications                              16,000(b)              96,000

Computers & office equipment (2.0%)
Perot Systems Cl A                                  6,800(b)              97,920

Electronics (24.1%)
American Power Conversion                           6,700(b)              92,661
Analogic                                            5,000                186,750
Avnet                                               3,800                 91,504
Bel Fuse Cl A                                       4,000                 95,880
Credence Systems                                   17,000(b)             286,960
CyberOptics                                           700(b)               8,050
Electro Scientific Inds                             2,800(b)              78,400
Electroglas                                         5,900(b)              97,173
Entegis                                             7,800(b)              93,600
KEMET                                               5,000(b)              91,000
TTM Technologies                                    3,100(b)              25,575
Total                                                                  1,147,553

Energy (3.7%)
Brown (Tom)                                         4,100(b)              97,580
Stone Energy                                        2,100(b)              79,800
Total                                                                    177,380

Energy equipment & services (2.5%)
Dril-Quip                                           1,200(b)              20,628
Helmerich & Payne                                   3,300                100,848
Total                                                                    121,476

Financial services (6.0%)
E*TRADE Group                                      15,500(b)              99,200
Jones Lang LaSalle                                  7,000(b)             105,000
Southwest Securities Group                          4,000                 84,920
Total                                                                    289,120

Industrial equipment & services (5.2%)
Alamo Group                                         4,800                 69,960
Denison Intl ADR                                    5,500(b,c)            91,410
Lincoln Electric Holdings                           3,900                 87,750
Total                                                                    249,120

Insurance (18.7%)
CNA Surety                                          6,700                 94,135
First American                                     15,000                274,500
MONY Group                                         10,000                350,000
Stewart Information Services                        5,000(b)              87,500
Trenwick Group                                      6,200(c)              87,358
Total                                                                    893,493

Multi-industry conglomerates (5.9%)
Brascan Cl A                                       10,000(c)             183,000
Spherion                                           10,700(b)              97,477
Total                                                                    280,477

Real estate investment trust (3.3%)
Cabot Industrial Trust                              7,500                156,900

Retail (5.6%)
Big Lots                                            7,400(b)              78,440
Pier 1 Imports                                      7,900                 95,985
Stein Mart                                         11,800(b)              93,220
Total                                                                    267,645

Textiles & apparel (2.0%)
Nautica Enterprises                                 6,800(b)              95,540

Transportation (3.8%)
EGL                                                13,900(b)             182,924

Total common stocks
(Cost: $4,296,333)                                                    $4,215,358

Total investments in securities
(Cost: $4,296,333)(d)                                                 $4,215,358

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 9.38% of net assets.
(d) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $4,296,333 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                          $  64,012
     Unrealized depreciation                                           (144,987)
                                                                       --------
     Net unrealized depreciation                                      $ (80,975)
                                                                      ---------

--------------------------------------------------------------------------------
121   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - S&P 500 Index Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (100.0%)
Issuer                                             Shares               Value(a)

Aerospace & defense (1.6%)
Boeing                                              4,694               $240,333
General Dynamics                                    1,081                 85,356
Goodrich (BF)                                         555                 17,788
Honeywell Intl                                      4,354                162,230
Lockheed Martin                                     2,337                 93,153
Northrop Grumman                                      459                 37,638
Raytheon                                            1,912                 50,266
Rockwell Collins                                      983                 19,975
Rockwell Intl                                         983                 15,777
United Technologies                                 2,533                173,257
Total                                                                    895,773

Airlines (0.2%)
AMR                                                   826(b)              26,424
Delta Air Lines                                       662                 25,553
Southwest Airlines                                  4,098                 73,313
US Airways Group                                      360(b)               4,572
Total                                                                    129,862

Automotive & related (1.1%)
Cooper Tire & Rubber                                  390                  6,501
Cummins Engine                                        221                  8,343
Dana                                                  795                 15,582
Delphi Automotive Systems                           3,012                 45,150
Eaton                                                 370                 26,614
Ford Motor                                          9,843                195,581
General Motors                                      2,952                161,622
Genuine Parts                                         925                 28,453
Goodyear Tire & Rubber                                854                 20,923
Johnson Controls                                      467                 34,208
Navistar Intl                                         319(b)              10,932
PACCAR                                                411                 22,728
Snap-On                                               310                  7,893
TRW                                                   672                 23,654
Visteon                                               704                 12,038
Total                                                                    620,222

Banks and savings & loans (7.1%)
AmSouth Bancorporation                              1,992                 37,888
Bank of America                                     8,624                530,377
Bank of New York                                    3,957                157,093
Bank One                                            6,270                217,506
BB&T                                                2,358                 86,727
Charter One Financial                               1,112                 32,470
Comerica                                              960                 57,360
Fifth Third Bancorp                                 3,097                180,555
FleetBoston Financial                               5,827                214,608
Golden West Financial                                 854                 49,421
Huntington Bancshares                               1,350                 24,543
J.P. Morgan Chase                                  10,681                420,831
KeyCorp                                             2,284                 57,328
Mellon Financial                                    2,568                 90,522
Natl City                                           3,232                 99,772
Northern Trust                                      1,198                 67,927
PNC Financial Services Group                        1,555                103,547
Regions Financial                                   1,224                 35,986
Southtrust                                          1,829                 44,554
State Street                                        1,751                 85,029
SunTrust Banks                                      1,571                107,299
Synovus Financial                                   1,560                 48,048
U.S. Bancorp                                       10,252                248,508
Union Planters                                        737                 32,797
USA Education                                         877                 69,467
Wachovia                                            5,280                181,738
Wachovia                                            1,132                 78,844
Washington Mutual                                   4,722                176,792
Wells Fargo                                         9,233                424,810
Zions Bancorp                                         495                 28,344
Total                                                                  3,990,691

Beverages & tobacco (3.6%)
Anheuser-Busch                                      4,829                207,840
Brown-Forman Cl B                                     368                 23,736
Coca-Cola                                          13,382                651,301
Coca-Cola Enterprises                               2,395                 36,332
Coors (Adolph) Cl B                                   200                  9,260
Fortune Brands                                        822                 31,442
Pepsi Bottling Group                                  773                 34,128
PepsiCo                                             9,511                447,017
Philip Morris                                      11,834                560,932
UST                                                   878                 28,974
Total                                                                  2,030,962

Building materials & construction (0.5%)
Centex                                                319                 13,972
Georgia-Pacific Group                               1,215                 44,396
KB HOME                                               238                  7,704
Louisiana-Pacific                                     561                  5,958
Masco                                               2,474                 63,879
Pulte Homes                                           316                 11,961
Sherwin-Williams                                      842                 19,071
Temple-Inland                                         265                 15,465
Vulcan Materials                                      543                 26,069
Weyerhaeuser                                        1,158                 65,717
Total                                                                    274,192

Chemicals (1.5%)
Air Products & Chemicals                            1,226                 51,982
Allied Waste Inds                                   1,061(b)              19,236
Dow Chemical                                        4,829                169,305
du Pont (EI) de Nemours                             5,611                229,883
Eastman Chemical                                      414                 16,059
Ecolab                                                686                 27,495
Engelhard                                             703                 18,369
FMC                                                   167(b)              10,436
Great Lakes Chemical                                  270                  6,737
Hercules                                              581                  6,565
Millipore                                             253                 16,053
Pall                                                  660                 14,758
PPG Inds                                              906                 49,033
Praxair                                               864                 40,668
Rohm & Haas                                         1,185                 42,553
Sigma-Aldrich                                         407                 18,563
Waste Management                                    3,365                104,079
Total                                                                    841,774

Communications equipment & services (2.0%)
ADC Telecommunications                              4,204(b)              18,371
Andrew Corp                                           437(b)               8,889
AT&T Wireless Services                             13,611(b)             210,971
Avaya                                               1,526(b)              17,335
CIENA                                               1,760(b)              30,131
Corning                                             5,004                 60,098
JDS Uniphase                                        7,081(b)              49,921
Lucent Technologies                                18,323                124,963
Motorola                                           11,815                205,581
Nortel Networks                                    17,142(c)             107,309
QUALCOMM                                            4,074(b)             239,755
Scientific-Atlanta                                    876                 17,993
Tellabs                                             2,201(b)              29,317
Total                                                                  1,120,634

Computer software & services (4.4%)
Adobe Systems                                       1,287                 43,256
BMC Software                                        1,310(b)              20,960
Citrix Systems                                        993(b)              32,719
Computer Associates Intl                            3,101                 96,286
Compuware                                           1,978(b)              24,151
Intuit                                              1,122(b)              42,389
Microsoft                                          28,955(b)           1,651,884
Novell                                              1,936(b)               8,809
Oracle                                             30,201(b)             368,754
Parametric Technology                               1,421(b)              10,359
PeopleSoft                                          1,582(b)              54,547
Siebel Systems                                      2,438(b)              52,661
VERITAS Software                                    2,138(b)              61,403
Total                                                                  2,468,178

Computers & office equipment (8.1%)
AOL Time Warner                                    23,836(b)             890,275
Apple Computer                                      1,878(b)              34,837
Autodesk                                              289                 11,080
Automatic Data Processing                           3,359                173,862
Cisco Systems                                      39,376(b)             643,010
Compaq Computer                                     9,087                112,224
Computer Sciences                                     907(b)              34,103
Comverse Technology                                   920(b)              23,129
Concord EFS                                         1,296(b)              68,001
Dell Computer                                      13,993(b)             299,170
Electronic Data Systems                             2,518                148,512
EMC                                                11,873(b)             183,557
Equifax                                               770                 20,043
First Data                                          2,108                138,812
Fiserv                                                669(b)              36,240
Gateway                                             1,737(b)              15,581
Hewlett-Packard                                    10,453                242,614
Intl Business Machines                              9,348                934,799
Lexmark Intl Cl A                                     690(b)              35,915
Mercury Interactive                                   444(b)              11,992
NCR                                                   519(b)              19,644
Network Appliance                                   1,751(b)              22,693
Palm                                                3,051(b)              10,923
Pitney Bowes                                        1,328                 57,755
SABRE Holdings Cl A                                   715(b)              30,159
Sanmina                                             1,720(b)              30,977

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
122   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                             Shares               Value(a)

Computers & office equipment (cont.)
Sapient                                               661(b)              $3,576
Solectron                                           3,514(b)              47,790
Sun Microsystems                                   17,522(b)             200,627
Unisys                                              1,703(b)              20,129
Yahoo!                                              3,050(b)              36,173
Total                                                                  4,538,202

Electronics (4.6%)
Advanced Micro Devices                              1,850(b)              25,068
Agilent Technologies                                2,457(b)              65,111
Altera                                              2,081(b)              59,100
American Power Conversion                           1,049(b)              14,508
Analog Devices                                      1,936(b)              92,502
Applied Materials                                   4,375(b)             188,519
Applied Micro Circuits                              1,616(b)              23,060
Broadcom Cl A                                       1,399(b)              44,978
Conexant Systems                                    1,329(b)              15,828
Intel                                              36,180              1,011,592
Jabil Circuit                                       1,029(b)              23,780
KLA-Tencor                                            997(b)              48,993
Linear Technology                                   1,710                 70,247
LSI Logic                                           1,944(b)              39,366
Maxim Integrated Products                           1,766(b)              81,607
Micron Technology                                   3,208(b)             120,653
Molex                                               1,051                 33,180
Natl Semiconductor                                    933(b)              30,836
Novellus Systems                                      766(b)              33,941
PerkinElmer                                           542                 17,387
PMC-Sierra                                            885(b)              27,214
Power-One                                             423(b)               4,615
QLogic                                                495(b)              14,855
Symbol Technologies                                 1,218                 16,443
Tektronix                                             504(b)               9,848
Teradyne                                              938(b)              30,748
Texas Instruments                                   9,340                309,153
Thomas & Betts                                        312                  6,680
Vitesse Semiconductor                                 986(b)              14,396
Xilinx                                              1,789(b)              69,843
Total                                                                  2,544,051

Energy (6.1%)
Amerada Hess                                          479                 37,223
Anadarko Petroleum                                  1,349                 69,811
Apache                                                674                 31,631
Ashland                                               375                 15,900
Burlington Resources                                1,138                 43,244
Chevron                                             3,452                313,269
Conoco Cl B                                         3,361                 99,553
Devon Energy                                          696                 32,204
EOG Resources                                         623                 19,699
Exxon Mobil                                        37,120              1,490,367
FirstEnergy                                         1,205                 39,632
Kerr-McGee                                            537                 31,366
Mirant                                              1,826(b)              52,315
Occidental Petroleum                                1,993                 54,847
Phillips Petroleum                                  1,376                 79,120
Royal Dutch Petroleum ADR                          11,536(c)             653,284
Sunoco                                                451                 17,061
Texaco                                              2,964                206,443
Tosco                                                 830                 38,512
Unocal                                              1,309                 46,208
USX-Marathon Group                                  1,660                 52,307
Total                                                                  3,423,996

Energy equipment & services (0.7%)
Baker Hughes                                        1,806                 59,490
Halliburton                                         2,308                 64,301
McDermott Intl                                        329(b)               3,504
Nabors Inds                                           790(b)              19,371
Noble Drilling                                        721(b)              19,611
Rowan Companies                                       507(b)               7,884
Schlumberger                                        3,084                151,115
Transocean Sedco Forex                              1,711                 49,448
Total                                                                    374,724

Financial services (6.5%)
American Express                                    7,118                259,238
Bear Stearns Companies                                565                 29,487
Capital One Financial                               1,121                 62,339
Citigroup                                          27,054              1,237,720
Countrywide Credit Inds                               637                 26,436
Fannie Mae                                          5,382                410,161
Franklin Resources                                  1,423                 58,386
Freddie Mac                                         3,726                234,291
H&R Block                                             983                 38,249
Household Intl                                      2,496                147,514
Lehman Brothers Holdings                            1,326                 87,052
MBNA                                                4,583                159,305
Merrill Lynch                                       4,516                233,026
MGIC Investment                                       576                 40,262
Morgan Stanley, Dean Witter,
  Discover & Co                                     5,987                319,406
Paychex                                             2,009                 74,474
Providian Financial                                 1,536                 59,996
Schwab (Charles)                                    7,457                 92,914
Stilwell Financial                                  1,180                 33,748
T Rowe Price Group                                    661                 24,715
Total                                                                  3,628,719

Food (1.4%)
Archer-Daniels-Midland                              3,570                 47,945
Campbell Soup                                       2,197                 61,933
ConAgra Foods                                       2,890                 66,326
General Mills                                       1,531                 67,885
Heinz (HJ)                                          1,876                 84,758
Hershey Foods                                         735                 47,393
Kellogg                                             2,184                 69,866
Ralston Purina                                      1,667                 54,478
Sara Lee                                            4,232                 93,104
SUPERVALU                                             712                 14,938
Sysco                                               3,618                101,375
Wrigley (Wm) Jr                                     1,215                 60,920
Total                                                                    770,921

Furniture & appliances (0.2%)
Black & Decker                                        437                 17,187
Leggett & Platt                                     1,055                 24,813
Maytag                                                409                 12,569
Stanley Works                                         459                 19,228
Whirlpool                                             358                 23,635
Total                                                                     97,432

Health care (12.5%)
Abbott Laboratories                                 8,333                414,150
Allergan                                              708                 51,153
American Home Products                              7,072                396,032
Amgen                                               5,613(b)             360,916
Applera-Applied
  Biosystem Group                                   1,136                 28,411
Bard (CR)                                             272                 15,735
Bausch & Lomb                                         288                 10,475
Baxter Intl                                         3,187                164,449
Becton, Dickinson & Co                              1,386                 49,799
Biogen                                                800(b)              48,288
Biomet                                              1,444                 39,898
Boston Scientific                                   2,160(b)              41,256
Bristol-Myers Squibb                               10,456                587,000
Chiron                                              1,022(b)              47,646
Forest Laboratories                                   948(b)              69,213
Guidant                                             1,652(b)              59,670
Johnson & Johnson                                  16,291                858,698
King Pharmaceuticals                                1,230(b)              53,198
Lilly (Eli)                                         6,047                469,429
MedImmune                                           1,145(b)              45,972
Medtronic                                           6,503                296,147
Merck & Co                                         12,337                803,138
Pfizer                                             33,963              1,301,122
Pharmacia                                           6,999                277,160
Schering-Plough                                     7,871                300,121
St. Jude Medical                                      461(b)              31,717
Stryker                                             1,055                 57,846
Watson Pharmaceuticals                                569(b)              31,921
Zimmer Holdings                                     1,045(b)              28,424
Total                                                                  6,938,984

Health care services (1.4%)
Aetna                                                 766(b)              22,903
AmerisourceBergen                                     553(b)              35,635
Cardinal Health                                     2,399                174,983
HCA                                                 2,892                132,280
HEALTHSOUTH                                         2,096(b)              37,896
Humana                                                914(b)              10,968
IMS Health                                          1,585                 42,193
Manor Care                                            553(b)              15,556
McKesson HBOC                                       1,532                 60,131
Quintiles Transnational                               627(b)              10,979
Tenet Healthcare                                    1,745(b)              96,708
UnitedHealth Group                                  1,707                116,178
Wellpoint Health Networks                             341(b)              36,310
Total                                                                    792,720

Household products (2.5%)
Alberto-Culver Cl B                                   304                 13,093
Avon Products                                       1,277                 58,908
Clorox                                              1,272                 47,382
Colgate-Palmolive                                   3,019                163,479
Gillette                                            5,674                173,908
Intl Flavors/Fragrances                               515                 15,527
Kimberly-Clark                                      2,864                177,711
Newell Rubbermaid                                   1,434                 32,839
Procter & Gamble                                    6,968                516,677
Tupperware                                            311                  7,349
Unilever                                            3,075(c)             187,852
Total                                                                  1,394,725

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
123   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                             Shares               Value(a)

Industrial equipment & services (0.8%)
Caterpillar                                         1,847                $92,350
Cintas                                                909                 42,323
Cooper Inds                                           503                 28,243
Deere & Co                                          1,263                 54,524
Fluor                                                 426                 19,311
Illinois Tool Works                                 1,636                102,266
Ingersoll-Rand                                        901                 36,554
Parker-Hannifin                                       628                 27,632
Thermo Electron                                       975(b)              21,128
Total                                                                    424,331

Insurance (4.3%)
AFLAC                                               2,829                 77,854
Allstate                                            3,898                132,259
Ambac Financial Group                                 569                 33,685
American Intl Group                                14,096              1,102,277
Aon                                                 1,409                 52,344
Chubb                                                 943                 63,653
CIGNA                                                 806                 72,540
Cincinnati Financial                                  864                 34,560
Conseco                                             1,817(b)              16,680
Hartford Financial
  Services Group                                    1,275                 82,620
Jefferson-Pilot                                       818                 38,053
John Hancock
  Financial Services                                1,658                 66,237
Lincoln Natl                                        1,010                 50,359
Loews                                               1,061                 51,798
Marsh & McLennan                                    1,483                137,771
MBIA                                                  798                 43,100
MetLife                                             4,034                123,037
Progressive Corp                                      397                 51,320
SAFECO                                                687                 20,665
St. Paul Companies                                  1,154                 48,503
Torchmark                                             675                 28,512
UnumProvident                                       1,298                 36,370
XL Capital Cl A                                       676(c)              56,108
Total                                                                  2,420,305

Leisure time & entertainment (1.7%)
Brunswick                                             471                 10,263
Carnival                                            3,146                 98,407
Disney (Walt)                                      11,244                285,935
Harley-Davidson                                     1,627                 79,056
Harrah's Entertainment                                630(b)              18,005
Hasbro                                                927                 16,074
Intl Game Technology                                  398(b)              21,301
Mattel                                              2,318                 41,701
Viacom Cl B                                         9,578(b)             406,107
Total                                                                    976,849

Media (1.6%)
American Greetings Cl A                               341                  4,508
Clear Channel
  Communications                                    3,161(b)             158,903
Comcast Special Cl A                                5,084(b)             186,228
Deluxe                                                380                 12,472
Donnelley (RR) & Sons                                 631                 18,816
Dow Jones                                             464                 25,464
Gannett                                             1,423                 87,742
Interpublic
  Group of Companies                                2,018                 54,647
Knight-Ridder                                         393                 23,816
McGraw-Hill Companies                               1,050                 62,213
Meredith                                              267                  8,691
Moody's                                               847                 29,128
New York Times Cl A                                   856                 36,594
Omnicom Group                                         997                 77,557
TMP Worldwide                                         572(b)              25,654
Tribune                                             1,606                 63,309
Univision
  Communications Cl A                               1,121(b)              33,439
Total                                                                    909,181

Metals (0.8%)
Alcan                                               1,718(c)              62,398
Alcoa                                               4,644                177,029
Allegheny Technologies                                431                  7,974
Avery Dennison                                        593                 30,486
Barrick Gold                                        2,130(c)              34,123
Freeport-McMoRan
  Copper & Gold Cl B                                  774(b)               9,582
Homestake Mining                                    1,416                 11,724
Inco                                                  978(b,c)            16,254
Newmont Mining                                      1,051                 21,798
Nucor                                                 417                 20,266
Phelps Dodge                                          423                 16,666
Placer Dome                                         1,762(c)              19,470
USX-U.S. Steel Group                                  477                  9,488
Worthington Inds                                      459                  6,426
Total                                                                    443,684

Miscellaneous (1.3%)
Convergys                                             919(b)              25,796
Standard & Poor's
  Depositary Receipts                               5,943                678,394
Total                                                                    704,190

Multi-industry conglomerates (6.2%)
Cendant                                             4,583(b)              87,398
Crane                                                 321                  9,017
Danaher                                               767                 42,622
Dover                                               1,093                 39,261
Eastman Kodak                                       1,561                 69,730
Emerson Electric                                    2,305                123,548
General Electric                                   53,439              2,189,929
Grainger (WW)                                         510                 21,578
ITT Inds                                              472                 21,311
Minnesota Mining & Mfg                              2,130                221,733
Natl Service Inds                                     221                  5,216
Robert Half Intl                                      943(b)              23,471
Textron                                               759                 39,764
Tyco Intl                                          10,419(c)             541,267
Xerox                                               3,735                 34,362
Total                                                                  3,470,207

Paper & packaging (0.4%)
Ball                                                  148                  7,792
Bemis                                                 284                 12,428
Boise Cascade                                         308                 11,304
Intl Paper                                          2,599                104,271
Mead                                                  533                 17,717
Pactiv                                                853(b)              13,546
Sealed Air                                            450(b)              18,081
Westvaco                                              542                 16,504
Willamette Inds                                       590                 28,615
Total                                                                    230,258

Real estate investment trust (0.1%)
Starwood Hotels &
  Resorts Worldwide                                 1,069                 36,186

Restaurants & lodging (0.7%)
Darden Restaurants                                    635                 18,174
Hilton Hotels                                       1,984                 25,217
Marriott Intl Cl A                                  1,312                 57,531
McDonald's                                          6,958                208,949
Starbucks                                           2,045(b)              34,499
Tricon Global Restaurants                             790(b)              33,670
Wendy's Intl                                          611                 17,346
Total                                                                    395,386

Retail (6.5%)
Albertson's                                         2,179                 76,243
AutoZone                                              602(b)              27,812
Bed Bath & Beyond                                   1,553(b)              44,804
Best Buy                                            1,127(b)              66,470
Big Lots                                              609(b)               6,455
Circuit City Stores-Circuit
  City Group                                        1,119                 18,687
Costco Wholesale                                    2,421(b)              90,570
CVS                                                 2,116                 76,409
Dillard's Cl A                                        457                  8,180
Dollar General                                      1,778                 30,671
Family Dollar Stores                                  923                 27,690
Federated Dept Stores                               1,063(b)              38,598
Gap                                                 4,624                 90,862
Home Depot                                         12,555                576,902
K mart                                              2,635(b)              26,455
Kohl's                                              1,792(b)              99,456
Kroger                                              4,362(b)             116,116
Limited                                             2,294                 32,345
Lowe's Companies                                    4,138                153,934
May Dept Stores                                     1,608                 54,109
Nordstrom                                             719                 14,416
Office Depot                                        1,600(b)              22,240
Penney (JC)                                         1,415                 33,960
RadioShack                                            997                 23,330
Safeway                                             2,719(b)             122,654
Sears, Roebuck                                      1,768                 75,582
Staples                                             2,455(b)              36,948
Target                                              4,837                167,602
Tiffany                                               785                 24,453
TJX Companies                                       1,508                 52,931
Toys "R" Us                                         1,062(b)              25,414
Wal-Mart Stores                                    24,054              1,155,795
Walgreen                                            5,477                188,135
Winn-Dixie Stores                                     755                 16,950
Total                                                                  3,623,178

Textiles & apparel (0.2%)
Liz Claiborne                                         282                 14,791
Nike Cl B                                           1,459                 72,951
Reebok Intl                                           314(b)               8,443
VF                                                    602                 20,811
Total                                                                    116,996

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
124   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                             Shares               Value(a)

Transportation (0.5%)
Burlington Northern Santa Fe                        2,108                $57,148
CSX                                                 1,148                 40,570
FedEx                                               1,652(b)              69,549
Norfolk Southern                                    2,069                 38,525
Ryder System                                          324                  7,319
Union Pacific                                       1,334                 71,063
Total                                                                    284,174

Utilities -- electric (2.6%)
AES                                                 2,863(b)              94,823
Allegheny Energy                                      671                 29,578
Ameren                                                738                 30,443
American Electric Power                             1,733                 79,319
Calpine                                             1,607(b)              53,063
Cinergy                                               855                 27,531
Citizens Communications                             1,535(b)              16,501
CMS Energy                                            710                 16,657
Consolidated Edison                                 1,141                 46,667
Constellation Energy Group                            881                 26,448
Dominion Resources                                  1,331                 83,786
DTE Energy                                            887                 38,398
Duke Energy                                         4,153                163,253
Edison Intl                                         1,752                 23,845
Entergy                                             1,187                 45,723
Exelon                                              1,725                 94,185
FPL Group                                             946                 51,415
GPU                                                   642                 24,512
Niagara Mohawk Holdings                               862(b)              15,033
NiSource                                            1,111                 28,008
PG&E                                                2,083                 34,161
Pinnacle West Capital                                 455                 20,298
PPL                                                   785                 34,030
Progress Energy                                     1,168                 48,694
Public Service Enterprise Group                     1,119                 51,810
Reliant Energy                                      1,600                 48,096
Sempra Energy                                       1,108                 30,016
Southern Co                                         3,686                 85,405
TXU                                                 1,382                 65,617
Xcel Energy                                         1,846                 50,580
Total                                                                  1,457,895

Utilities -- gas (0.9%)
Dynegy Cl A                                         1,754                 73,966
El Paso                                             2,740                133,137
Enron                                               4,014                140,450
KeySpan                                               738                 23,837
Kinder Morgan                                         616                 34,250
NICOR                                                 244                  9,457
Peoples Energy                                        190                  7,467
Williams Companies                                  2,766                 90,033
Total                                                                    512,597

Utilities -- telephone (5.4%)
ALLTEL                                              1,684                 97,672
AT&T                                               18,563                353,440
BellSouth                                          10,083                376,096
CenturyTel                                            758                 26,568
Global Crossing                                     4,769(b,c)            20,173
Nextel Communications Cl A                          4,116(b)              49,721
Qwest Communications Intl                           8,938                192,167
SBC Communications                                 18,120                741,289
Sprint (FON Group)                                  4,768                111,285
Sprint (PCS Group)                                  5,041(b)             125,924
Verizon Communications                             14,551                727,550
WorldCom                                           15,538(b)             199,819
Total                                                                  3,021,704

Total common stocks
(Cost: $65,609,814)                                                  $55,903,883

Total investments in securities
(Cost: $65,609,814)(d)                                               $55,903,883

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 3.04% of net assets.
(d) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $65,672,981 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $  1,821,002
     Unrealized depreciation                                     (11,590,100)
                                                                 -----------
     Net unrealized depreciation                                $ (9,769,098)
                                                                ------------

--------------------------------------------------------------------------------
125   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Small Cap Advantage Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (94.2%)
Issuer                                             Shares               Value(a)

Aerospace & defense (1.0%)
Aeroflex                                           17,174(b)            $151,990
Alliant Techsystems                                 2,000(b)             208,100
BE Aerospace                                        1,700(b)              29,580
Precision Castparts                                 2,900                 99,586
Total                                                                    489,256

Airlines (0.5%)
AirTran Holdings                                    5,500(b)              35,915
Atlantic Coast Airlines
  Holdings                                          5,500(b)             139,150
Frontier Airlines                                   5,200(b)              64,896
Total                                                                    239,961

Automotive & related (1.4%)
American Axle & Mfg Holdings                        9,500(b)             179,075
BorgWarner                                          2,300                117,530
Dollar Thrifty
  Automotive Group                                 10,400(b)             182,000
Dura Automotive Systems Cl A                        6,400(b)              89,600
Lear                                                2,700(b)              97,848
Total                                                                    666,053

Banks and savings & loans (7.1%)
BankUnited Financial Cl A                             750(b)               9,495
Boston Private Financial
  Holdings                                          6,400                136,960
Coastal Bancorp                                     1,730                 62,107
Community First Bankshares                          6,900                168,015
Dime Community Bancshares                           3,650                 99,390
Downey Financial                                    3,100                148,025
East West Bancorp                                   6,600                155,826
First BanCorp                                       5,600                155,960
First Essex Bancorp                                 1,410                 35,955
First Midwest Bancorp                               4,069                136,474
First Source                                        2,640                 60,905
FirstFed Financial                                  4,300(b)             124,700
Flagstar Bancorp                                    3,700                 81,326
Fulton Financial                                    2,800                 60,508
Greater Bay Bancorp                                 5,900                156,586
Independent Bank                                    4,600                132,204
Irwin Financial                                     9,850                211,774
Local Financial                                     3,700(b)              51,911
MAF Bancorp                                         4,100                126,936
Mississippi Valley Bancshares                       2,800                101,920
Provident Bankshares                                5,765                120,316
R & G Financial Cl B                                8,450(c)             146,101
Republic Bancorp                                    9,100                128,765
Sandy Spring Bancorp                                2,210                 77,571
Seacoast Banking of Florida                           920                 37,518
Silicon Valley Bancshares                           6,067(b)             135,658
Southwest Bancorp of Texas                          4,400(b)             140,976
St. Francis Capital                                 1,210                 25,567
Staten Island Bancorp                               3,800                105,640
Sterling Bancorp                                    4,900                146,755
Sterling Bancshares                                 7,200                158,472
WesBanco                                            2,900                 70,470
Total                                                                  3,510,786

Beverages & tobacco (0.7%)
Constellation Brands                                3,930(b)             166,436
DIMON                                               9,100                 67,340
Standard Commercial                                 6,700                124,620
Total                                                                    358,396

Building materials & construction (2.9%)
Dal-Tile Intl                                      15,200(b)             262,960
EMCOR Group                                         4,000(b)             155,960
Encore Wire                                         6,820(b)              94,252
Insituform Technologies Cl A                        4,800(b)             138,768
Louisiana-Pacific                                   7,900                 83,898
M.D.C. Holdings                                     1,700                 51,850
NVR                                                 1,000(b)             161,000
Pulte Homes                                         2,300                 87,055
Ryland Group                                        3,500                188,300
Schuler Homes Cl A                                 13,000(b)             181,350
Total                                                                  1,405,393

Chemicals (3.0%)
Airgas                                             10,600(b)             148,930
Cambrex                                             4,900                219,373
Cytec Inds                                          7,100(b)             234,442
Georgia Gulf                                        8,000                132,960
OM Group                                            3,900                253,929
Stericycle                                          2,000(b)              96,340
Waste Connections                                   6,350(b)             204,978
Wellman                                            11,100                166,500
Total                                                                  1,457,452

Communications equipment & services (2.9%)
AirGate PCS                                         2,640(b)             155,602
Arris Group                                        11,300(b)              81,812
Commonwealth
  Telephone Enterprises                             3,600(b)             149,400
General Communication Cl A                         10,550(b)             114,046
Leap Wireless Intl                                  4,910(b)              89,460
Plantronics                                         6,090(b)             121,191
Powerwave Technologies                             11,000(b)             160,599
Proxim                                             14,160(b)             160,433
REMEC                                              14,425(b)             141,221
UbiquiTel                                          14,600(b)             143,080
US Unwired Cl A                                     9,000(b)             100,890
WJ Communications                                   7,650(b)              25,245
Total                                                                  1,442,979

Computer software & services (0.3%)
Edwards (JD) & Co                                  12,000(b)             104,400
Manugistics Group                                   4,400(b)              51,524
Portal Software                                     5,100(b)               9,486
Total                                                                    165,410

Computers & office equipment (5.9%)
Actuate                                            14,900(b)             102,810
Advent Software                                     1,800(b)              95,598
BARRA                                               3,050(b)             148,535
BISYS Group                                         1,900(b)             110,010
Black Box                                           2,400(b)             112,344
Cognizant Technology Solutions                      4,100(b)             173,389
Concurrent Computer                                 3,000(b)              33,000
Engineered Support Systems                          1,700                 56,117
FactSet Research Systems                            3,700                 93,795
Henry (Jack) & Associates                           4,798                122,829
HNC Software                                        5,700(b)             120,327
IKON Office Solutions                              27,200                203,999
Inrange Technologies Cl B                           5,800(b)              48,720
Intermagnetics General                              3,774(b)             113,937
Interwoven                                         10,000(b)              81,500
Iomega                                             22,400(b)              30,688
M-Systems Flash Disk Pioneers                       7,000(b,c)            42,630
Manhattan Associates                                5,350(b)             121,178
Mentor Graphics                                     6,300(b)             103,950
Mercury Computer Systems                            4,700(b)             127,840
Merix                                               6,400(b)             123,264
Netegrity                                           6,050(b)             107,085
Planar Systems                                      3,500(b)              92,750
RSA Security                                        6,303(b)             121,270
SERENA Software                                     5,380(b)              62,946
Stellent                                            3,644(b)              79,439
THQ                                                 2,000(b)             106,300
Varian                                              5,400(b)             160,326
Total                                                                  2,896,576

Electronics (8.8%)
Actel                                               5,200(b)             117,260
Alpha Inds                                          7,440(b)             236,293
Amphenol Cl A                                       2,400(b)              97,032
Anixter Intl                                        5,500(b)             171,215
Axcelis Technologies                               11,300(b)             157,635
AXT                                                 5,500(b)             100,375
Brooks Automation                                   2,640(b)             114,444
Cirrus Logic                                        3,900(b)              55,146
DDi                                                 5,990(b)              83,920
Elantec Semiconductor                               2,850(b)             108,300
Electro Scientific Inds                             5,300(b)             148,400
Entegris                                           11,750(b)             141,000
Esterline Technologies                              5,050(b)             101,253
Exar                                                7,250(b)             146,813
Harman Intl Inds                                    4,338                178,292
Helix Technology                                    4,000                 92,000
KEMET                                               8,000(b)             145,600
Microtune                                           3,470(b)              57,637
Moog Cl A                                           3,200(b)             114,560
Nanometrics                                         4,500(b)             127,170
Newport                                             2,750                 49,830
Oak Technology                                     13,800(b)             136,206
Park Electrochemical                                4,500                112,725
Photon Dynamics                                     2,600(b)              93,496
Photronics                                          6,500(b)             155,090
Pixelworks                                          1,860(b)              27,751
Plexus                                              2,980(b)             103,764
Rudolph Technologies                                2,700(b)              97,200
SBS Technologies                                    6,500(b)              84,175
Technitrol                                          3,290                 83,829

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
126   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Issuer                                             Shares               Value(a)

Electronics (cont.)
Therma-Wave                                         6,400(b)            $105,792
Three-Five Systems                                  8,000(b)             152,000
TriQuint Semiconductor                              8,200(b)             173,840
Varian Medical Systems                              2,704(b)             178,463
Varian Semiconductor
  Equipment Associates                              3,200(b)             110,080
Veeco Instruments                                   4,000(b)             116,960
Total                                                                  4,275,546

Energy (1.6%)
Brown (Tom)                                         4,100(b)              97,580
Chesapeake Energy                                  29,300(b)             174,628
Pogo Producing                                      3,100                 74,059
Swift Energy                                        4,400(b)             102,124
Vintage Petroleum                                   9,300                166,005
XTO Energy                                         13,100                184,710
Total                                                                    799,106

Energy equipment & services (1.2%)
Grey Wolf                                          12,400(b)              29,884
Headwaters                                          3,400(b)              33,626
Lone Star Technologies                              3,200(b)              67,808
Louis Dreyfus Natural Gas                           3,200(b)             106,400
Patterson-UTI Energy                               11,000(b)             154,550
Pride Intl                                          8,899(b)             116,577
Remington Oil & Gas                                 6,390(b)              95,467
Total                                                                    604,312

Financial services (2.9%)
Affiliated Managers Group                           3,400(b)             241,060
Catellus Development                                9,800(b)             180,320
Doral Financial                                     4,500                148,320
Federal Agricultural Mtge Cl C                      3,030(b)             104,565
Jefferies Group                                     4,600                153,180
Metris Companies                                    5,500                149,600
Raymond James Financial                             9,000                254,880
W.P. Stewart                                        7,100(c)             177,500
Total                                                                  1,409,425

Food (1.9%)
Fresh Del Monte Produce                            12,670(b)             188,150
Green Mountain Coffee                               2,200(b)              64,812
Nash Finch                                          3,200                112,640
Performance Food Group                              6,050(b)             204,247
Smithfield Foods                                    3,179(b)             140,671
Spartan Stores                                      8,300(b)              97,359
Suiza Foods                                         2,600(b)             150,748
Total                                                                    958,627

Furniture & appliances (0.4%)
Ethan Allen Interiors                               5,300                187,090

Health care (8.3%)
Albany Molecular Research                           6,600(b)             171,732
ArthoCare                                           3,700(b)             110,630
Cell Therapeutics                                   6,800(b)             206,176
Cephalon                                            1,800(b)             106,596
Coherent                                            4,021(b)             142,343
Cooper Companies                                    4,100                209,141
Diagnostic Products                                 7,500                294,375
Enzon                                               1,570(b)             100,229
ESC Medical Systems                                 7,240(b,c)           209,670
First Horizon Pharmaceutical                        6,300(b)             227,367
ILEX Oncology                                       3,900(b)             116,805
Integra LifeSciences Holdings                       3,400(b)              91,834
Laboratory Corp
  America Holdings                                  1,060(b)              82,574
Mentor                                              6,100                183,000
Myriad Genetics                                     3,100(b)             135,160
Natus Medical                                       4,270(b)              56,791
Neurocrine Biosciences                              3,700(b)             145,521
Noven Pharmaceuticals                               8,200(b)             181,794
NPS Pharmaceuticals                                 4,800(b)             161,376
Pharmacyclics                                       3,800(b)              76,418
Priority Healthcare Cl B                            5,100(b)             128,775
Regeneron Pharmaceuticals                           3,600(b)             108,432
Respironics                                         7,100(b)             237,921
Serologicals                                        5,400(b)             102,869
SRI/Surgical Express                                4,110(b)             160,496
STERIS                                              4,800(b)             103,872
Techne                                              3,464(b)             109,774
Zoll Medical                                        3,600(b)             123,696
Total                                                                  4,085,367

Health care services (6.0%)
AdvancePCS                                          1,500(b)             112,440
AmeriPath                                           6,400(b)             212,672
AmerisourceBergen                                   1,702(b)             109,677
Apria Healthcare Group                              5,300(b)             143,948
ArQule                                              5,300(b)              64,554
Cerner                                              3,750(b)             181,838
Health Net                                          5,700(b)             107,559
LifePoint Hospitals                                 2,150(b)              91,999
Lincare Holdings                                    2,200(b)              62,502
Magellan Health Services                           17,070(b)             226,177
Mid Atlantic Medical Services                       9,900(b)             207,900
Orthodontic Center
   of America                                       4,600(b)             127,190
Owens & Minor                                       6,900                140,070
Patterson Dental                                    3,300(b)             113,157
Pediatrix Medical Group                             4,200(b)             156,870
Province Healthcare                                 5,200(b)             190,840
Stewart Enterprises Cl A                           21,600(b)             162,432
Triad Hospitals                                     2,600(b)              93,990
U.S. Physical Therapy                              10,000(b)             165,000
Universal Health Services Cl B                      4,976(b)             235,364
XOMA                                                5,600(b)              64,176
Total                                                                  2,970,355

Household products (0.6%)
Direct Focus                                        6,000(b)             168,000
Elizabeth Arden                                     4,460(b)              62,663
Valence Technology                                 11,400(b)              47,196
Total                                                                    277,859

Industrial equipment & services (3.2%)
AGCO                                               14,300                168,025
Albany Intl Cl A                                    5,600(b)             118,160
AMETEK                                              3,800                115,938
CoorsTek                                            3,950(b)             128,296
Covanta Energy                                      7,800(b)             124,800
Gardner Denver                                      4,040(b)              91,102
Kennametal                                          4,900                191,100
Manitowoc                                           5,500                157,575
Quixote                                             4,360                115,540
Roper Inds                                          2,200                 90,200
Teleflex                                            1,900                 93,480
Terex                                               8,900(b)             197,224
Total                                                                  1,591,440

Insurance (3.4%)
Commerce Group                                      4,600                172,040
Fidelity Natl Financial                             8,305                201,313
First American                                      4,700                 86,010
HCC Insurance Holdings                              5,000                126,100
Hilb, Rogal & Hamilton                              2,900                123,830
IPC Holdings                                        2,980(c)              71,788
RenaissanceRe Holdings                              3,250(c)             231,888
Scottish Annuity &
  Life Holdings                                     9,250(c)             159,563
StanCorp Financial Group                            6,200                285,199
Triad Guaranty                                      2,500(b)              89,825
Vesta Insurance Group                              11,500                134,205
Total                                                                  1,681,761

Leisure time & entertainment (2.4%)
Activision                                          1,900(b)              70,395
Anchor Gaming                                       3,000(b)             160,350
Aztar                                               8,564(b)             138,223
GTECH Holdings                                      4,600(b)             151,708
Handleman                                          16,350(b)             252,771
ResortQuest Intl                                    8,400(b)              65,520
Shuffle Master                                      6,600(b)             110,880
Topps                                              20,110(b)             231,265
Total                                                                  1,181,112

Media (3.0%)
4 Kids Entertainment                                7,700(b)             215,600
ADVO                                                3,200(b)             116,480
Consolidated Graphics                               5,000(b)             105,750
Donnelley (RH)                                      9,800(b)             294,000
Harland (John H)                                    6,800                158,100
Insight Communications                              5,500(b)             125,345
Journal Register                                    8,600(b)             152,048
Price Communications                                8,200(b)             147,436
Scholastic                                          2,504(b)              97,481
Zomax                                              12,200(b)              78,696
Total                                                                  1,490,936

Metals (1.8%)
AK Steel Holdings                                  10,000                130,200
Carpenter Technology                                5,000                144,900
Reliance Steel & Aluminum                           8,600                232,200
RTI Intl Metals                                     9,150(b)             102,023
Shaw Group                                          3,000(b)              82,050
Stillwater Mining                                   5,200(b)             136,240
Worthington Inds                                    5,900                 82,600
Total                                                                    910,213

Miscellaneous (1.8%)
Cell Genesys                                        7,100(b)             135,255
Charlotte Russe Holding                             1,400(b)              27,552
JAKKS Pacific                                       5,500(b)              96,525
Key Energy Services                                11,400(b)             105,792
Learning Tree Intl                                  3,300(b)              78,804
PolyMedica                                          3,000(b)              37,950

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
127   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Issuer                                             Shares               Value(a)

Miscellaneous (cont.)
Retek                                               3,870(b)            $108,283
Rightchoice Managed Care                            3,000(b)             138,570
UCBH Holdings                                       5,200                142,012
Total                                                                    870,743

Multi-industry conglomerates (2.8%)
Argosy Gaming                                       2,900(b)              86,217
Corinthian Colleges                                 5,100(b)             200,685
Electronics for Imaging                             5,100(b)             104,346
Gladstone Capital                                   4,100(b)              70,930
Global Payments                                     3,100                110,205
Griffon                                            10,714(b)             117,318
Lancaster Colony                                    1,800                 58,500
Mettler-Toledo Intl                                 3,400(b)             155,618
Modis Professional Services                        22,100(b)             137,241
Stewart & Stevenson Services                        6,150                168,879
YORK Intl                                           4,800                182,400
Total                                                                  1,392,339

Paper & packaging (1.2%)
AEP Inds                                              750(b)              20,250
Ball                                                4,600                242,190
Glatfelter (PH)                                     3,200                 51,008
Ivex Packaging                                      7,750(b)             141,438
Packaging Corp of America                           5,400(b)              99,252
Wausau-Mosinee Paper                                3,800                 47,728
Total                                                                    601,866

Real estate investment trust (3.4%)
Arden Realty                                        7,100                188,860
BRE Properties Cl A                                 4,400                138,380
Camden Property Trust                               4,200                158,970
Developers Diversified Realty                       5,600                104,720
Essex Property Trust                                2,800                145,880
Gables Residential Trust                            5,100                155,805
Pan Pacific Retail Properties                       4,400                115,456
Reckson Associates Realty                           3,800                 87,020
SL Green Realty                                     5,100                149,430
Smith (Charles E)
  Residential Realty                                4,000                212,120
United Dominion Realty Trust                       13,600                197,200
Total                                                                  1,653,841

Restaurants & lodging (1.2%)
Cheesecake Factory (The)                            4,123(b)             125,339
P.F. Chang's China Bistro                           3,400(b)             151,300
Panera Bread Cl A                                   4,500(b)             169,200
RARE Hospitality Intl                               7,700(b)             160,237
Total                                                                    606,076

Retail (5.3%)
American Eagle Outfitters                           2,850(b)              73,388
AnnTaylor Stores                                    3,900(b)             130,650
Barnes & Noble                                      2,700(b)             109,269
Borders Group                                       5,000(b)             116,300
Checkpoint Systems                                  2,800(b)              34,580
Christopher & Banks                                 2,950(b)              84,282
Circuit City Stores-CarMax
  Group                                             7,600(b)             113,088
Deb Shops                                           4,700                106,173
Dillard's Cl A                                      9,500                170,050
Gart Sports                                         7,300(b)             113,880
NBTY                                                6,100(b)             105,286
Pathmark Stores                                     7,740(b)             187,695
Phillips-Van Heusen                                17,350                256,259
Pier 1 Imports                                     13,600                165,240
Reade (Duane)                                       4,410(b)             156,114
Rent-A-Center                                       3,000(b)              81,000
ShopKo Stores                                      11,900(b)             107,933
Tweeter Home Entertainment
  Group                                             3,000(b)              76,860
United Retail Group                                 2,000(b)              17,000
Venator Group                                       5,800(b)             104,110
Wet Seal Cl A                                       3,600(b)              71,964
Zale                                                7,435(b)             246,098
Total                                                                  2,627,219

Textiles & apparel (1.8%)
Chico's FAS                                         4,950(b)             187,110
Columbia Sportswear                                 2,550(b)              83,283
Genesco                                             3,200(b)              73,600
Hot Topic                                           3,700(b)             123,025
Maxwell Shoe Cl A                                   7,600(b)             121,216
Polo Ralph Lauren Cl A                              3,800(b)              90,136
Tommy Hilfiger                                      9,600(b)             123,840
Unifi                                              10,900(b)             106,929
Total                                                                    909,139

Transportation (1.5%)
Airborne                                            9,700                131,532
Arkansas Best                                       4,650(b)             123,551
Forward Air                                         6,100(b)             170,738
Landstar System                                     2,191(b)             162,726
Yellow Corp                                         5,590(b)             148,750
Total                                                                    737,297

Utilities -- electric (2.1%)
Allete                                              4,300                112,488
Cleco                                               9,500                207,099
El Paso Electric                                   12,465(b)             185,729
Kansas City Power & Light                           3,200                 80,256
Public Service Co of
  New Mexico                                        6,700                190,280
UIL Holdings                                        2,876                141,787
Unisource Energy                                    6,200                102,920
Total                                                                  1,020,559

Utilities -- gas (1.8%)
Energen                                             8,100                205,740
New Jersey Resources                                2,800                126,000
ONEOK                                              10,700                173,340
UGI                                                 7,900                221,200
Western Gas Resources                               5,100                156,825
Williams Companies                                     --                     13
Total                                                                    883,118

Total common stocks
(Cost: $47,896,093)                                                  $46,357,608

Other (--%)
Issuer                                             Shares               Value(a)

Elan
  Rights                                            2,700(b,c)              $513
Total other

(Cost: $--)                                                                 $513

Short-term securities (6.3%)
Issuer                          Annualized           Amount           Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agencies (5.1%)
Federal Home Loan Bank Disc Nt
   09-21-01                        3.56%            $500,000            $498,929
Federal Home Loan Mtge Corp Disc Nt
   09-04-01                        3.65              600,000             599,757
Federal Natl Mtge Assn Disc Nts
   09-18-01                        3.49              700,000             698,782
   09-19-01                        3.50              400,000             399,263
   10-04-01                        3.46              300,000             299,023
Total                                                                  2,495,754

Commercial paper (1.2%)
Gillette
   11-20-01                        3.39              600,000(d)          595,275

Total short-term securities
(Cost: $3,091,553)                                                    $3,091,029

Total investments in securities
(Cost: $50,987,646)(e)                                               $49,449,150

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 2.11% of net assets
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $51,802,376 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 3,267,461
     Unrealized depreciation                                      (5,620,687)
                                                                  ----------
     Net unrealized depreciation                                 $(2,353,226)
                                                                 -----------

--------------------------------------------------------------------------------
128   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Stock Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (90.9%)
Issuer                                             Shares               Value(a)

Aerospace & defense (2.6%)
Goodrich                                              250                 $8,013
Lockheed Martin                                       400                 15,944
United Technologies                                   400                 27,360
Total                                                                     51,317

Airlines (0.5%)
Southwest Airlines                                    600                 10,734

Banks and savings & loans (3.9%)
Bank of America                                       613                 37,700
FleetBoston Financial                                 558                 20,551
U.S. Bancorp                                          800                 19,392
Total                                                                     77,643

Beverages & tobacco (2.6%)
Anheuser-Busch                                        669                 28,793
Coca-Cola                                             450                 21,902
Total                                                                     50,695

Chemicals (1.6%)
Dow Chemical                                          502                 17,600
Waste Management                                      450                 13,919
Total                                                                     31,519

Communications equipment & services (0.5%)
Motorola                                              558                  9,709

Computer software & services (4.2%)
Electronic Arts                                       350(b)              20,199
Microsoft                                           1,100(b)              62,755
Total                                                                     82,954

Computers & office equipment (4.0%)
AOL Time Warner                                       750(b)              28,013
First Data                                            450                 29,632
Intl Business Machines                                223                 22,300
Total                                                                     79,945

Electronics (4.2%)
Analog Devices                                        223(b)              10,655
Applied Materials                                     614(b)              26,457
Intel                                                 700                 19,572
PMC-Sierra                                            300(b)               9,225
Texas Instruments                                     502                 16,616
Total                                                                     82,525

Energy (5.2%)
Chevron                                               300                 27,225
Conoco Cl A                                           950                 28,167
Exxon Mobil                                           670                 26,901
Kerr-McGee                                            350                 20,444
Total                                                                    102,737

Energy equipment & services (3.1%)
Halliburton                                           750                 20,895
Schlumberger                                          400                 19,600
Transocean Sedco Forex                                350                 10,115
Weatherford Intl                                      300(b)               9,981
Total                                                                     60,591

Financial services (4.7%)
Citigroup                                             670                 30,653
Fannie Mae                                            502                 38,257
MGIC Investment                                       350                 24,465
Total                                                                     93,375

Food (3.9%)
ConAgra Foods                                       1,250                 28,688
Heinz (HJ)                                            400                 18,072
Kellogg                                               558                 17,850
Kraft Foods Cl A                                      400(b)              12,900
Total                                                                     77,510

Health care (8.4%)
American Home Products                                558                 31,248
Amgen                                                 167(b)              10,738
Baxter Intl                                           800                 41,279
Medtronic                                             558                 25,411
Merck & Co                                            167                 10,872
Pfizer                                                750                 28,733
Pharmacia                                             502                 19,879
Total                                                                    168,160

Health care services (0.7%)
HCA                                                   300                 13,722

Household products (2.4%)
Colgate-Palmolive                                     474                 25,667
Procter & Gamble                                      300                 22,245
Total                                                                     47,912

Industrial equipment & services (3.2%)
Caterpillar                                           800                 40,000
Fluor                                                 502                 22,756
Total                                                                     62,756

Insurance (2.8%)
Allstate                                              558                 18,933
American Intl Group                                   300                 23,460
St. Paul Companies                                    300                 12,609
Total                                                                     55,002

Leisure time & entertainment (1.7%)
Mattel                                                850                 15,292
Viacom Cl B                                           450(b)              19,080
Total                                                                     34,372

Media (6.6%)
Comcast Cl A                                          670(b)              24,542
Cox Communications Cl A                               558(b)              22,186
McGraw-Hill Companies                                 750                 44,437
USA Networks                                        1,800(b)              41,688
Total                                                                    132,853

Metals (3.3%)
Alcan                                                 850(c)              30,872
Alcoa                                                 900                 34,308
Total                                                                     65,180

Multi-industry conglomerates (6.1%)
General Electric                                    1,350                 55,322
Minnesota Mining & Mfg                                350                 36,435
Textron                                               558                 29,234
Total                                                                    120,991

Paper & packaging (1.1%)
Intl Paper                                            558                 22,387

Retail (4.1%)
Federated Dept Stores                                 450(b)              16,340
Home Depot                                            419                 19,253
Wal-Mart Stores                                       614                 29,502
Walgreen                                              450                 15,458
Total                                                                     80,553

Transportation (1.1%)
Union Pacific                                         400                 21,308

Utilities -- electric (6.1%)
Allegheny Energy                                      350                 15,428
Dominion Resources                                    400                 25,179
DTE Energy                                            558                 24,155
Duke Energy                                           350                 13,759
Exelon                                                363                 19,820
Xcel Energy                                           850                 23,290
Total                                                                    121,631

Utilities -- gas (0.6%)
Kinder Morgan                                         223                 12,399

Utilities -- telephone (1.7%)
Verizon Communications                                670                 33,500

Total common stocks
(Cost: $1,893,749)                                                    $1,803,980

Total investments in securities
(Cost: $1,893,749)(d)                                                 $1,803,980

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
129   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Stock Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 1.56% of net assets.
(d) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $1,893,751 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $  13,714
     Unrealized depreciation                                         (103,485)
                                                                     --------
     Net unrealized depreciation                                    $ (89,771)
                                                                    ---------

-------------------------------------------------------------------------------
130   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Strategy Aggressive Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (88.6%)
Issuer                                             Shares               Value(a)

Airlines (0.5%)
Northwest Airlines Cl A                           425,000(b)          $8,959,000

Banks and savings & loans (4.5%)
Alliance Data Systems                             450,600(b)           6,871,650
Southtrust                                        401,800              9,787,848
TCF Financial                                     844,600             38,344,840
Zions Bancorp                                     477,000             27,313,020
Total                                                                 82,317,358

Building materials & construction (0.7%)
Martin Marietta Materials                         306,500             12,106,750

Communications equipment & services (2.6%)
Amdocs                                            266,000(b,c)        10,187,800
Brocade Communications
  Systems                                         477,000(b)          11,471,850
Equinix                                           975,200(b)             678,522
RF Micro Devices                                  400,800(b)          10,204,368
SignalSoft                                      1,182,432(b,f)         4,365,676
Sonus Networks                                    270,800(b)           3,999,716
Tellium                                           200,000(b,e)         1,950,000
WebMD                                             876,100(b)           4,292,890
Total                                                                 47,150,822

Computer software & services (6.1%)
BMC Software                                      968,200(b)          15,491,200
Electronic Arts                                   299,200(b)          17,266,832
Intuit                                            265,500(b)          10,030,590
Micromuse                                         860,000(b)          10,182,400
Peregrine Systems                                 834,800(b)          21,855,064
Sungard Data Systems                              671,400(b)          15,878,610
VeriSign                                          471,600(b,e)        19,359,180
Total                                                                110,063,876

Computers & office equipment (7.9%)
BISYS Group                                       109,100(b)           6,316,890
Certegy                                            73,300(b)           2,518,588
CSG Systems Intl                                  204,900(b)           9,404,910
DST Systems                                       413,500(b)          19,785,975
Embarcadero Technologies                          286,700(b)           3,795,908
Emulex                                            397,000(b)           6,316,270
Equifax                                           257,700              6,707,931
Fiserv                                            421,800(b)          22,848,906
Juniper Networks                                  911,900(b)          12,766,600
Mercury Interactive                               422,200(b)          11,403,622
NVIDIA                                            191,800(b)          16,247,378
Rational Software                                 747,100(b)          10,728,356
Riverstone Networks                                51,700(b)             490,116
Synopsys                                          315,700(b)          14,566,398
Total                                                                143,897,848

Electronics (7.3%)
Altera                                            107,500(b)           3,053,000
Celestica                                         419,200(b,c)        15,258,880
Conexant Systems                                  352,400(b)           4,197,084
Foundry Networks                                  512,900(b)           5,616,255
Integrated Circuit Systems                        345,000(b)           6,365,250
Jabil Circuit                                     321,000(b)           7,418,310
Micrel                                            417,400(b)          12,880,964
Pericom Semiconductor                             559,000(b)           9,435,920
PMC-Sierra                                        482,400(b)          14,833,800
Teradyne                                          432,200(b)          14,167,516
TriQuint Semiconductor                            568,800(b)          12,058,560
Waters                                            373,100(b)          12,360,803
Xilinx                                            363,300(b)          14,183,232
Total                                                                131,829,574

Energy (2.1%)
Apache                                            280,200             13,149,786
Murphy Oil                                         58,900              4,446,950
Newfield Exploration                              452,500(b)          14,914,400
Stone Energy                                      141,200(b)           5,365,600
Total                                                                 37,876,736

Energy equipment & services (3.0%)
BJ Services                                       322,000(b)           7,222,460
Ensco Intl                                      1,023,200             18,663,168
Global Marine                                     875,000(b)          12,600,000
Weatherford Intl                                  497,000(b)          16,535,190
Total                                                                 55,020,818

Financial services (3.3%)
AmeriCredit                                       250,000(b)          11,540,000
Instinet Group                                    386,600(b)           4,565,746
Lehman Brothers Holdings                          160,200             10,517,130
Metris Companies                                  913,300             24,841,760
Radian Group                                      227,300              9,117,003
Total                                                                 60,581,639

Health care (20.0%)
Alkermes                                          510,400(b)          13,066,240
Allergan                                          139,100             10,049,975
Biogen                                            572,700(b)          34,568,172
Biomet                                            751,000             20,750,130
Boston Scientific                                 492,800(b)           9,412,480
Diversa                                            64,200(b)             780,030
Enzon                                             173,500(b)          11,076,240
Forest Laboratories                               127,500(b)           9,308,775
Genzyme-General Division                          511,900(b)          28,994,016
IDEC Pharmaceuticals                              688,400(b)          40,801,468
Immunex                                           437,200(b)           7,598,536
Invitrogen                                        235,700(b)          16,034,671
King Pharmaceuticals                              448,533(b)          19,399,052
MedImmune                                         780,100(b)          31,321,015
Millennium Pharmaceuticals                        929,700(b)          25,566,750
Protein Design Labs                               265,000(b)          15,579,350
Quest Diagnostics                                 290,400(b)          18,193,560
St. Jude Medical                                  137,700(b)           9,473,760
Stryker                                           420,500             23,056,015
Vertex Pharmaceuticals                            197,200(b)           7,274,708
Watson Pharmaceuticals                            170,000(b)           9,537,000
Total                                                                361,841,943

Health care services (8.8%)
AdvancePCS                                        191,600(b,g)        14,362,336
AmerisourceBergen                                 309,300(b)          19,931,292
Caremark Rx                                       647,100(b)          11,304,837
Cytyc                                             275,200(b)           6,668,096
Express Scripts Cl A                              271,800(b)          14,546,736
First Health Group                                208,500(b)           5,838,000
Health Management
  Associates Cl A                                 456,700(b)           9,111,165
IMS Health                                        561,100             14,936,482
Lincare Holdings                                  492,800(b)          14,000,448
Omnicare                                          266,000              6,362,720
Universal Health
  Services Cl B                                   516,000(b)          24,406,800
Wellpoint Health Networks                         173,300(b)          18,452,984
Total                                                                159,921,896

Insurance (3.9%)
ACE                                               558,700(c)          18,532,079
Everest Re Group                                  466,100(c)          30,249,890
XL Capital Cl A                                   269,600(c)          22,376,800
Total                                                                 71,158,769

Media (4.2%)
Adelphia
  Communications Cl A                             454,400(b,e)        14,336,320
Hispanic Broadcasting                             360,300(b)           7,436,592
Knight-Ridder                                      77,100              4,672,260
Univision
  Communications Cl A                             180,500(b)           5,384,315
USA Networks                                      746,300(b)          17,284,308
Westwood One                                      924,100(b)          26,336,850
Total                                                                 75,450,645

Miscellaneous (1.4%)
Avasta E-Services                                 508,114(b,f)                 1
Convergys                                         356,900(b)          10,018,183
Nasdaq-100 Shares                                 343,600(b,e)        12,586,068
Semiconductor HOLDRs Trust                         66,000(e)           2,892,120
Total                                                                 25,496,372

Multi-industry conglomerates (1.1%)
Danaher                                           344,300             19,132,751

Real estate investment trust (0.8%)
Starwood Hotels &
  Resorts Worldwide                               429,900             14,552,115

Restaurants & lodging (1.0%)
Starbucks                                       1,112,600(b)          18,769,562

Retail (6.5%)
Bed Bath & Beyond                                 658,900(b)          19,009,265
Best Buy                                          495,400(b)          29,218,692
Dollar General                                    669,900             11,555,775
Family Dollar Stores                              593,800             17,814,000
Rite Aid                                        1,761,500(b,e)        13,986,310
Ross Stores                                       287,500              8,423,750
TJX Companies                                     527,000             18,497,700
Total                                                                118,505,492

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
131   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Strategy Aggressive Fund

Issuer                                             Shares               Value(a)

Transportation (0.1%)
C.H. Robinson Worldwide                            79,500             $2,471,655

Utilities -- electric (2.7%)
Aquila                                            468,700(b)          12,209,635
Calpine                                           372,850(b)          12,311,507
NRG Energy                                        538,500(b)           9,908,400
PPL                                               214,300              9,289,905
Reliant Resources                                 267,700(b)           5,268,336
Total                                                                 48,987,783

Utilities -- telephone (0.1%)
WorldCom-MCI Group                                  6,811                 87,794
WorldCom-WorldCom Group                           170,295(b)           2,189,993
Total                                                                  2,277,787

Total common stocks
(Cost: $1,800,189,646)                                            $1,608,371,191

Preferred stocks & other (4.4%)(b,f)
Issuer                                             Shares               Value(a)
Adaytum Software
  Series E                                        637,958             $3,999,996
  Series F                                         53,505                335,476
  Warrants                                         13,376(i)                  --
Agiliti
  Cv Series C                                   1,850,000              1,572,500
Aurgin Systems
  2.46%                                         2,440,000              4,172,400
Avasta
  Series B                                      1,016,226              1,361,743
Bluestream Ventures LP                          9,500,000(d)           9,310,000
Calient Network                                 2,076,124             14,999,996
Covia Technologies
  Series E                                      1,596,148              1,714,263
Dia Dexus
  Cv Series C                                   1,113,979              8,633,337
Equinix
  Cv                                              265,252                193,634
Evoice
  Cv Series D                                   3,317,874              1,520,061
  Cv Series DD                                    167,202                187,467
Fibrogen
  Cv Series E                                   1,559,020              7,000,000
Marketsoft
  Cv                                              762,295              3,720,000
Mars
  Cv Series D                                   2,619,048              2,619,048
  Series G                                      3,332,000              3,332,000
Nobex
  2.50%                                         2,800,000              7,000,000
Paxonet Communications                            921,985              1,299,999
Portera
  Series G                                      1,616,419                840,538
Therox
  Series H                                        921,580              4,239,268
Vcommerce
  Cv Series C                                     884,120              1,069,785
Xbox
  Cv Series B                                     425,258                159,472

Total preferred stocks & other
(Cost: $116,388,720)                                                 $79,280,983

Bonds (0.4%)
Issuer                            Coupon            Principal         Value(a)
                                   rate              amount
Equinix
  Sr Nts
   12-01-07                       13.00           13,800,000           5,899,500
Mars
  Cv
   05-24-02                       12.00              550,000(f)          550,000

Total bonds
(Cost: $14,342,940)                                                   $6,449,500

Options purchased (0.1%)
Issuer                   Contracts     Exercise         Expiration      Value(a)
                                         price             date
Calls
Nasdaq 100                6,700         $45.00          Jan. 2002       $871,000
Nasdaq 100               11,500          50.00          Jan. 2002        661,250
Nasdaq 100                1,200          48.00         Sept. 2001          3,000
Nasdaq 100                2,000          50.00         Sept. 2001          5,000
Rite Aid                  2,700           7.50          Jan. 2002        364,500
Sun
  Microsystems            4,000          22.50          Jan. 2002         70,000

Total options purchased
(Cost: $14,271,703)                                                   $1,974,750

Short-term securities (8.5%)
Issuer                          Annualized           Amount           Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agencies (6.3%)
Federal Home Loan Bank Disc Nt
   10-26-01                       3.54%          $30,000,000         $29,830,347
Federal Home Loan Mtge Corp Disc Nts
   09-11-01                        3.63           20,000,000          19,977,847
   09-27-01                        3.53            6,000,000           5,984,160
   10-02-01                        3.51            2,200,000           2,193,155
Federal Natl Mtge Assn Disc Nts
   10-04-01                        3.46           12,200,000          12,160,248
   10-04-01                        3.59           43,300,000          43,148,288
   10-11-01                        3.57            1,700,000           1,692,936
Total                                                                114,986,981

Commercial paper (2.2%)
Abbey Natl North America
   09-11-01                        3.65            5,400,000           5,393,796
Barclays U.S. Funding
   09-10-01                        3.58           10,400,000          10,389,658
CXC
   10-11-01                        3.69            1,200,000(h)        1,195,013
Duke Energy
   10-10-01                        3.44            1,100,000           1,095,808
Electronic Data Systems
   11-02-01                        3.57            3,000,000(h)        2,981,625
Salomon Smith Barney
   09-04-01                        3.65            6,500,000           6,497,364
Southern Company Funding
   09-06-01                        3.65           10,100,000(h)       10,093,856
   09-11-01                        3.75            2,200,000(h)        2,197,472
Total                                                                 39,844,592

Total short-term securities
(Cost: $154,857,746)                                                $154,831,573

Total investments in securities
(Cost: $2,100,050,755)(j)                                         $1,850,907,997

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 5.32% of net assets.
(d) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At Aug. 31, 2001, the amount of capital committed to the LLC or LP for future investment was $5,700,000.
(e) Security is partially or fully on loan. See Note 5 to the financial statements.

--------------------------------------------------------------------------------
132   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Strategy Aggressive Fund

(f)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2001, is as follows:

     Security                                Acquisition                 Cost
                                                dates
     Adaytum Software
       Series E                              09-15-01               $ 3,999,996
       Series F                         09-15-00 to 5-11-01             335,476
       Warrants                              05-10-01                        --
     Agiliti
       Cv Series C                           11-14-00                 5,550,000
     Aurgin Systems
       2.46%                                 12-16-99                 6,002,400
     Avasta
       Series B                              11-09-00                 5,573,492
     Avasta E-Services                       11-08-00                         1
     BlueStream Ventures LP                  06-28-00                 9,500,000
     Calient Network                         12-06-00                14,999,996
     Covia Technologies
       Series E                              08-16-00                 3,999,947
     Dia Dexus
       Cv Series C                           04-03-00                 8,633,337
     Equinix
       Cv                                    02-26-01                 4,000,000
     Evoice
       Cv Series D                           11-27-00                 3,720,000
       Cv Series DD                          05-07-01                   179,804
     Fibrogen
       Cv Series E                           05-17-00                 7,000,000
     Marketsoft
       Cv                                    12-11-00                 3,720,000
     Mars
       12% 2002                              08-24-01                   550,000
       Cv Series D                           06-16-00                 5,500,001
       Series G                              12-01-00                 7,000,000
     Nobex
       2.50%                                 05-04-99                 7,000,000
     Paxonet Communications                  04-04-01                 2,599,998
     Portera
       Series G                              11-10-00                 5,415,004
     SignalSoft                        12-15-99 to 02-27-01           6,999,997
     Therox
       Series H                              09-05-00                 4,239,268
     Vcommerce
       Cv Series C                           07-21-00                 4,119,999
     Xbox
       Cv Series B                           06-01-00                 3,300,002

(g) At Aug. 31, 2001, securities valued at $1,874,000 were held to cover open call options written as follows (see Note 8 to the financial statements):

     Issuer             Contracts      Exercise       Expiration        Value(a)
                                         price           date
     AdvancePCS            250            $75         Sept. 2001        $81,250

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(i)  Negligible market value.
(j) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $2,108,685,245 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $  83,218,869
     Unrealized depreciation                                       (340,996,117)
                                                                   ------------
     Net unrealized depreciation                                  $(257,777,248)
                                                                  -------------

--------------------------------------------------------------------------------
133   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

PART C.  OTHER INFORMATION
------

Item 23. Exhibits

(a) Articles of Incorporation as amended Nov. 10, 1994, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(b)      By-Laws as amended Jan. 12, 1989, filed electronically as Exhibit No. 2
         to  Registrant's   Post-Effective  Amendment  No.  25  to  Registration
         Statement No. 2-73115, are incorporated by reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant, on behalf of IDS Life Growth Dimensions Fund and IDS Life Insurance Company dated April 11, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

(d)(3) Investment Management Services Agreement dated Sept. 13, 1999, between Registrant, on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(4) Investment Management Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(5) Investment Management Services Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 45 filed on or about
         May 16, 2001, is incorporated by reference.

(d)(6) Investment Management Services Agreement dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Stock Fund, and IDS Life Insurance Company, filed electronically herewith.

(d)(7) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, filed electronically as Exhibit 5(c) to Registrant's Post-Effective Amendment No. 36 filed on or about Oct. 30, 1998, is incorporated by reference.

(d)(8) Addendum to Investment Advisory Agreement dated May 9, 2001, between IDS Life Insurance Company and American Express Financial Company, filed electronically herewith.

(d)(9) Investment Advisory Agreement between American Express Financial Corporation and American Express Asset Management International Inc. for AXP(SM) Variable Portfolio - International Equity Fund (formerly IDS Life International Equity Fund) dated February 11, 1999, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 37 filed on or about May 28, 1999, is incorporated by reference.

(d)(10) Addendum to Investment Advisory Agreement dated May 1, 2000, between American Express Financial Corporation and American Express Asset Management International Inc. for AXP Variable Portfolio - Emerging Markets Fund, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(11)  Termination   Agreement   between   American   Express   Financial
         Corporation and American Express Asset Management Group Inc. on behalf of AXP Variable Portfolio-Strategy Aggressive Fund effective June 30, 2000, filed electronically herewith.

(d)(12) Subadvisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC on behalf of AXP Variable Portfolio
         - Small Cap Advantage Fund dated Sept. 13, 1999, filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(13) Administrative Services Agreement, dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Financial Corporation, filed electronically as Exhibit No. 5(d) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(14) Administrative Services Agreement, dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Financial Corporation, filed electronically as Exhibit 5(f) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(d)(15) Administrative Services Agreement dated Sept. 13, 1999, between AXP Variable Portfolio Investment Series, Inc. on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Financial Corporation filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 40 filed on or about May 28, 1999, is incorporated by reference.

(d)(16) Administrative Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(14) to Registrant's Post - Effective Amendment No. 43 filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(17) Administrative Service Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 45 filed on or about May 16, 2001, is incorporated by reference.

(d)(18) Administrative Service Agreement dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation, filed electronically herewith.

(e)      Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life
         Capital Resource Fund and IDS Life International Equity Fund, and American Express Trust Company, filed electronically as Exhibit No. 8(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(g)(2) Custodian Agreement dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Trust Company, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(g)(3) Custodian Agreement dated Sept. 13, 1999, between AXP Variable Portfolio - Investment Series, Inc. on behalf of AXP Variable Portfolio
         - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Trust Company filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(g)(4) Custodian Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Trust Company, filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(g)(5) Custodian Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Trust Company, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 45, filed on or about May 16, 2001, is incorporated by reference.

(g)(6) Custodian Agreement dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Trust Company, filed electronically herewith.

(g)(7) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit (g)(3) to IDS Precious Metal Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(h)(1) Plan and Agreement of Merger between IDS Life Capital Resource Minnesota, Inc. and IDS Life Capital Resource Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(2) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(3) License Agreement dated June 17, 1999 between the American Express Funds and American Express Company, filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Addendum to Schedule A and Schedule B of the License Agreement dated June 15, 2001, between the American Express Company and American Express Funds, filed electronically herewith.

(i) Opinion and consent of counsel as to the legality of the securities being registered, filed electronically herewith.

(j)      Independent Auditors' Consent, filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company dated Oct. 13, 1981, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference

(m)(2) Plan and Agreement of Distribution dated Sept. 20, 1999, between Registrant (on behalf of AXP(SM) Variable Portfolio - Capital Resource Fund, AXP(SM) Variable Portfolio - International Fund, AXP(SM) Variable Portfolio - New Dimensions Fund and AXP(SM) Variable Portfolio - Strategy Aggressive Fund) and IDS Life Insurance Company, filed electronically as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(3) Plan and Agreement of Distribution dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(3) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(4) Plan and Agreement of Distribution dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(4) to Registrant's Post-Effective Amendment No. 45, filed on or about
         May 16, 2001, is incorporated by reference.

(m)(5) Plan and Agreement of Distribution dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and IDS Life Insurance Company, filed electronically herewith.

(n)      Rule 18f-3 Plan: Not Applicable.

(o)      Reserved

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 11, 2001 filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-73115, filed on or about Feb. 9, 2001, is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 11, 2001 filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-73115, filed on or about Feb. 9, 2001, is incorporated by reference.

Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Money Market Series, Inc. and AXP Variable Portfolio - Managed Series, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26. Business  and  Other  Connections  of  Investment  Advisor  (IDS  Life
         Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:


------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gumer C. Alvero                 American Express Financial   70100 AXP Financial Center   Vice President - Annuities
Director and Executive Vice     Advisors Inc.                Minneapolis, MN  55747
President - Annuities

                                American Express Financial   200 AXP Financial Center     Vice President - Variable
                                Corporation                  Minneapolis, MN  55747       Annuities

                                American Partners Life       1751 AXP Financial Center    Director, President,
                                Insurance Company            Minneapolis MN  55474        Member of Investment
                                                                                          Committee
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      20 Madison Ave. Extension    Director and President
Director and President          Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Express Financial   70100 AXP Financial Center   Vice President - Risk
                                Advisors Inc.                Minneapolis, MN  55474       Management Products

                                American Express Financial   200 AXP Financial Center     Vice President
                                Corporation                  Minneapolis, MN  55474

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.   200 AXP Financial Center     Director
                                                             Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   70100 AXP Financial Center   Vice President -
Vice President                  Advisors Inc.                Minneapolis, MN  55474       Government Relations

                                American Express Financial   200 AXP Financial Center     Vice President -
                                Corporation                  Minneapolis, MN  55474       Government Relations
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       200 AXP Financial Center     Vice President -
Vice President - Investments                                 Minneapolis, MN  55474       Investments

                                American Centurion Life      20 Madison Ave Extension     Vice President -
                                Assurance Company            P.O. Box 5555                Investments
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -
                                Insurance Company            Minneapolis, MN  55474       Investments

                                American Express Financial   70100 AXP Financial Center   Vice President - Insurance
                                Advisors Inc.                Minneapolis, MN  55474       Investments

                                American Express Financial   200 AXP Financial Center     Vice President - Insurance
                                Corporation                  Minneapolis, MN  55474       Investments

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Certificate Company                                   Vice President -
                                                                                          Investments

                                IDS Life Series Fund, Inc.   200 AXP Financial Center     Vice President
                                                             Minneapolis, MN  55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President
                                Funds A and B                Minneapolis, MN  55474

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Eric L. Marhoun                 American Centurion Life      20 Madison Ave. Extension    General Counsel and
Vice President, Assistant       Assurance Company            P.O. Box 5555                Secretary
General Counsel and Assistant                                Albany, NY  12205-0555
Secretary

                                American Enterprise Life     829 AXP Financial Center     Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                IDS Life Insurance Company   P.O. Box 5144                General Counsel and
                                of New York                  Albany, NY 12205             Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy S. Meehan               American Express Financial   70100 AXP Financial Center   Secretary
Secretary                       Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial   200 AXP Financial Center     Secretary
                                Corporation                  Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary Ellyn Minenko              American Centurion Life      20 Madison Ave. Extension    Counsel and Assistant
Vice President, Assistant       Assurance Company            P.O. Box 5555                Secretary
General Counsel and Assistant                                Albany, NY  12205-0555
Secretary

                                American Enterprise Life     829 AXP Financial Center     Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Counsel and Assistant
                                of New York                  Albany, NY 12205             Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   70100 AXP Financial Center   Senior Vice President -
Director, Chairman of the       Advisors Inc.                Minneapolis, MN  55474       Products Group
Board and Chief Executive
Officer

                                American Express Financial   200 AXP Financial Center     Director, Senior Vice
                                Corporation                  Minneapolis, MN  55474       President - Products Group

                                American Express Trust                                    Vice President
                                Company

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      200 AXP Financial Center     Director and President
Director and Executive Vice     Service Corporation          Minneapolis, MN  55474
President

                                American Express Financial   70100 AXP Financial Center   Senior Vice President
                                Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial   200 AXP Financial Center     Director and Senior Vice
                                Corporation                  Minneapolis, MN  55474       President - Client Service
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   70100 AXP Financial Center   Vice President - Taxes
Vice President - Taxes          Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial   200 AXP Financial Center     Vice President - Taxes
                                Corporation                  Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

Teresa J. Rasmussen             American Centurion Life      20 Madison Ave. Extension    Counsel and Assistant
Vice President and General      Assurance Company            P.O. Box 5555                Secretary
Counsel                                                      Albany, NY  12205-0555

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial   70100 AXP Financial Center   Vice President and
                                Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel

                                American Express Financial   200 AXP Financial Center     Vice President and
                                Corporation                  Minneapolis, MN  55474       Assistant General Counsel

                                American Enterprise Life     829 AXP Financial Center     Director, Vice President,
                                Insurance Company            Minneapolis, MN  55474       General Counsel and
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Vice President, General
                                Insurance Company            Minneapolis, MN  55474       Counsel and Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Counsel and Assistant
                                of New York                  Albany, NY 12205             Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       200 AXP Financial Center     Director
Director and Executive Vice                                  Minneapolis, MN  55474
President

                                American Enterprise Life     829 AXP Financial Center     Executive Vice President
                                Insurance Company            Minneapolis, MN  55474

                                American Express Financial   70100 AXP Financial Center   Senior Vice President and
                                Advisors Inc.                Minneapolis, MN  55474       Chief Financial Officer

                                American Express Financial   200 AXP Financial Center     Director, Senior Vice
                                Corporation                  Minneapolis, MN  55474       President and Chief
                                                                                          Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice President
                                Insurance Agency             Minneapolis, MN  55474

                                IDS Certificate Company                                   Director and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl                   American Express Financial   70100 AXP Financial Center   Senior Vice President -
Executive Vice President -      Advisors Inc.                Minneapolis, MN  55474       Client Service
Client Service

                                American Express Financial   200 AXP Financial Center     Senior Vice President -
                                Corporation                  Minneapolis, MN  55474       Client Service
------------------------------- ---------------------------- ---------------------------- ----------------------------

Philip C. Wentzel,              American Centurion Life      20 Madison Ave. Extension    Vice President and
Vice President and Controller   Assurance Company            P.O. Box 5555                Controller
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Controller

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Controller

                                American Partners Life       1751 AXP Financial Center    Controller
                                Insurance Company            Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------

David L. Yowan                  American Enterprise                                       Vice President and
Vice President, Treasurer and   Investment Services                                       Treasurer
Assistant Secretary

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Express Financial   70100 AXP Financial Center   Vice President and
                                Advisors Inc.                Minneapolis, MN  55747       Treasurer

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                IDS Life Insurance Company   20 Madison Ave. Extension    Vice President, Treasurer
                                                             P.O. Box 5555                and Assistant Secretary
                                                             Albany, NY  12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY  12205            Treasurer


Item 27. Principal Underwriters

         The Fund has no principal underwriter.

Item 28. Location of Accounts and Records

         American Express Financial Corporation
         70100 AXP Financial Center
         Minneapolis, MN  55474


Item 29. Management Services

         Not Applicable.

Item 30. Undertakings

         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Investment Series, Inc, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 25th day of October, 2001.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.


By     /s/ Arne H. Carlson**
       ----------------------------------------------
           Arne H. Carlson, Chairman


By     /s/ John M. Knight
       ----------------------------------------------
           John M. Knight, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of October, 2001.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
------------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
------------------------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
------------------------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone*                              Director
------------------------------------
     Livio D. DeSimone

/s/  Ira D. Hall*                                    Director
------------------------------------
     Ira D. Hall

/s/  David R. Hubers*                                Director
------------------------------------
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
------------------------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
------------------------------------
     Anne P. Jones

/s/  William R. Pearce*                              Director
------------------------------------
     William R. Pearce

/s/  Alan K. Simpson*                                Director
------------------------------------
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
------------------------------------
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
------------------------------------
     C. Angus Wurtele

*Signed pursuant to Directors' Power of Attorney dated Jan. 11, 2001, filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-73115, filed on or about Feb. 9, 2001, is incorporated by reference, by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg


**Signed pursuant to Officers' Power of Attorney dated Jan. 11, 2001, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-73115, filed on or about Feb. 9, 2001, is incorporated by reference, by:




/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 46 TO REGISTRATION STATEMENT NO. 2-73115

This post-effective amendment contains the following papers and documents:

The facing sheet.


Part A.

         The prospectus.

Part B.

         Statement of Additional Information.


Part C.

         Other information.

         The signatures.

         Exhibits.